UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-22613

Jackson Variable Series Trust
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan		48951
(Address of principal executive offices)		(Zip code)

Mark D. Nerud Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	July 1, 2016 – September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2016

JNAM Guidance - Interest Rate Opportunities Fund

	Shares	Value
INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 43.9%
JNL Multi-Manager Alternative Fund - Class A (0.4%) (a)	310	$2,969
JNL/BlackRock Global Long Short Credit Fund (1.6%) (a)	657	6,354
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (0.7%) (a)	293	2,967
JNL/FAMCO Flex Core Covered Call Fund (1.6%) (a)	173	2,113
JNL/Invesco Global Real Estate Fund - Class A (0.2%) (a)	393	4,172
		18,575
DOMESTIC FIXED INCOME - 47.1%
JNL/Crescent High Income Fund - Class A (0.8%) (a)	491	5,093
JNL/DoubleLine Total Return Fund (0.2%) (a)	535	5,923
JNL/PPM America Floating Rate Income Fund - Class A (0.3%) (a)	313	3,392
JNL/Scout Unconstrained Bond Fund - Class A (0.4%) (a)	547	5,505
		19,913
GLOBAL FIXED INCOME - 9.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (0.2%) (a)	387	3,786
Total Investment Companies (cost $42,458)		42,274
Total Investments - 100.0% (cost $42,458)		42,274
Other Assets and Liabilities, Net - (0.0%)		(10)
Total Net Assets - 100.0%		$42,264

JNAM Guidance - Conservative Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 20.9%
JNL Multi-Manager Alternative Fund - Class A (0.7%) (a)	556	$5,318
JNL/AQR Managed Futures Strategy Fund - Class A (0.7%) (a)	507	4,877
JNL/BlackRock Global Long Short Credit Fund (0.8%) (a)	314	3,032
JNL/Boston Partners Global Long Short Equity Fund - Class A (1.0%) (a)	676	7,169
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (0.9%) (a)	375	3,798
JNL/Invesco Global Real Estate Fund - Class A (0.1%) (a)	142	1,506
JNL/Nicholas Convertible Arbitrage Fund (0.6%) (a)	225	2,272
JNL/Westchester Capital Event Driven Fund - Class A (1.1%) (a)	394	3,775
		31,747
DOMESTIC BALANCED - 7.7%
JNL/T. Rowe Price Capital Appreciation Fund (1.0%) (a)	909	11,631

DOMESTIC EQUITY - 11.4%
JNL Multi-Manager Mid Cap Fund - Class A (0.6%) (a)	383	3,891
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (0.6%) (a)	365	4,610
JNL/Mellon Capital S&P 500 Index Fund - Class A (0.1%) (a)	295	5,312
JNL/T. Rowe Price Established Growth Fund - Class A (0.1%) (a)	98	3,429
		17,242
DOMESTIC FIXED INCOME - 50.0%
JNL/Crescent High Income Fund - Class A (0.8%) (a)	441	4,563
JNL/DoubleLine Total Return Fund (1.0%) (a)	2,394	26,521
JNL/PIMCO Credit Income Fund (3.7%) (a)	1,304	15,157
JNL/PPM America High Yield Bond Fund - Class A (0.2%) (a)	347	4,575
JNL/PPM America Total Return Fund - Class A (0.9%) (a)	799	9,845
JNL/Scout Unconstrained Bond Fund - Class A (1.2%) (a)	1,507	15,161
		75,822
EMERGING MARKETS EQUITY - 1.0%
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (0.5%) (a)	164	1,513

GLOBAL EQUITY - 2.5%
JNL/Epoch Global Shareholder Yield Fund (3.8%) (a)	319	3,785

GLOBAL FIXED INCOME - 4.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (0.4%) (a)	620	6,062

INTERNATIONAL EQUITY - 1.0%
JNL/Lazard International Strategic Equity Fund (1.6%) (a)	127	1,514

SHORT TERM INVESTMENTS - 1.5%
JNL/WMC Money Market Fund - Class A (0.1%) (a)	2,273	2,273
Total Investment Companies (cost $147,477)		151,589
Total Investments - 100.0% (cost $147,477)		151,589
Other Assets and Liabilities, Net - (0.0%)		(34)
Total Net Assets - 100.0%		$151,555

JNAM Guidance - Moderate Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 20.8%
JNL Multi-Manager Alternative Fund - Class A (2.1%) (a)	1,668	$15,960
JNL/AQR Managed Futures Strategy Fund - Class A (1.9%) (a)	1,470	14,122
JNL/BlackRock Global Long Short Credit Fund (2.3%) (a)	943	9,119
JNL/Boston Partners Global Long Short Equity Fund - Class A (3.0%) (a)	2,046	21,691
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (2.6%) (a)	1,144	11,574
JNL/Invesco Global Real Estate Fund - Class A (0.2%) (a)	429	4,562
JNL/Nicholas Convertible Arbitrage Fund (1.7%) (a)	680	6,847
JNL/Westchester Capital Event Driven Fund - Class A (3.3%) (a)	1,183	11,347
		95,222

	Shares	Value
DOMESTIC BALANCED - 9.5%
JNL/T. Rowe Price Capital Appreciation Fund (3.7%) (a)	3,415	43,677

DOMESTIC EQUITY - 19.6%
JNL Multi-Manager Mid Cap Fund - Class A (2.3%) (a)	1,493	15,167
JNL Multi-Manager Small Cap Growth Fund - Class A (0.3%) (a)	180	4,133
JNL Multi-Manager Small Cap Value Fund - Class A (0.4%) (a)	332	4,701
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (3.2%) (a)	1,959	24,766
JNL/Mellon Capital S&P 500 Index Fund - Class A (0.4%) (a)	1,279	23,058
JNL/T. Rowe Price Established Growth Fund - Class A (0.3%) (a)	520	18,131
		89,956
DOMESTIC FIXED INCOME - 37.0%
JNL/Crescent High Income Fund - Class A (1.9%) (a)	1,114	11,542
JNL/DoubleLine Total Return Fund (2.2%) (a)	5,367	59,466
JNL/PIMCO Credit Income Fund (8.1%) (a)	2,864	33,283
JNL/PPM America High Yield Bond Fund - Class A (0.4%) (a)	708	9,323
JNL/PPM America Total Return Fund - Class A (1.7%) (a)	1,578	19,445
JNL/Scout Unconstrained Bond Fund - Class A (3.0%) (a)	3,642	36,635
		169,694
EMERGING MARKETS EQUITY - 2.3%
JNL/Lazard Emerging Markets Fund - Class A (0.5%) (a)	502	4,737
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (2.0%) (a)	637	5,875
		10,612
GLOBAL EQUITY - 4.7%
JNL/Epoch Global Shareholder Yield Fund (12.3%) (a)	1,046	12,411
JNL/Harris Oakmark Global Equity Fund - Class A (14.1%) (a)	953	8,831
		21,242
GLOBAL FIXED INCOME - 3.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (0.8%) (a)	1,392	13,614

INTERNATIONAL EQUITY - 1.8%
JNL/Lazard International Strategic Equity Fund (5.6%) (a)	448	5,332
JNL/WCM Focused International Equity Fund (0.3%) (a)	252	2,994
		8,326
SHORT TERM INVESTMENTS - 1.3%
JNL/WMC Money Market Fund - Class A (0.4%) (a)	6,104	6,104
Total Investment Companies (cost $443,126)		458,447
Total Investments - 100.0% (cost $443,126)		458,447
Other Assets and Liabilities, Net - (0.0%)		(102)
Total Net Assets - 100.0%		$458,345

JNAM Guidance - Growth Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 19.8%
JNL Multi-Manager Alternative Fund - Class A (1.3%) (a)	1,030	$9,854
JNL/AQR Managed Futures Strategy Fund - Class A (1.2%) (a)	961	9,239
JNL/BlackRock Global Long Short Credit Fund (1.4%) (a)	582	5,626
JNL/Boston Partners Global Long Short Equity Fund - Class A (1.9%) (a)	1,264	13,398
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (1.6%) (a)	703	7,114
JNL/Invesco Global Real Estate Fund - Class A (0.2%) (a)	396	4,216
JNL/Westchester Capital Event Driven Fund - Class A (2.0%) (a)	731	7,010
		56,457
DOMESTIC BALANCED - 5.0%
JNL/T. Rowe Price Capital Appreciation Fund (1.2%) (a)	1,111	14,205

DOMESTIC EQUITY - 39.9%
JNL Multi-Manager Mid Cap Fund - Class A (3.0%) (a)	1,963	19,946
JNL Multi-Manager Small Cap Growth Fund - Class A (0.3%) (a)	178	4,085
JNL Multi-Manager Small Cap Value Fund - Class A (0.4%) (a)	283	3,999
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (2.7%) (a)	1,674	21,164
JNL/Mellon Capital S&P 500 Index Fund - Class A (0.2%) (a)	791	14,270
JNL/T. Rowe Price Established Growth Fund - Class A (0.3%) (a)	619	21,571
JNL/T. Rowe Price Value Fund - Class A (0.7%) (a)	1,742	28,613
		113,648
DOMESTIC FIXED INCOME - 13.0%
JNL/Crescent High Income Fund - Class A (0.7%) (a)	412	4,269
JNL/DoubleLine Total Return Fund (0.5%) (a)	1,225	13,576
JNL/PIMCO Credit Income Fund (2.1%) (a)	742	8,624
JNL/Scout Unconstrained Bond Fund - Class A (0.9%) (a)	1,059	10,649
		37,118
EMERGING MARKETS EQUITY - 5.1%
JNL/Lazard Emerging Markets Fund - Class A (0.9%) (a)	912	8,612
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (2.0%) (a)	631	5,812
		14,424
GLOBAL EQUITY - 6.3%
JNL/Epoch Global Shareholder Yield Fund (10.5%) (a)	893	10,596
JNL/Harris Oakmark Global Equity Fund - Class A (11.8%) (a)	798	7,395
		17,991
GLOBAL FIXED INCOME - 1.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (0.2%) (a)	286	2,802

	Shares	Value
INTERNATIONAL EQUITY - 9.0%
JNL/Causeway International Value Select Fund - Class A (1.1%) (a)	630	8,620
JNL/Lazard International Strategic Equity Fund (10.8%) (a)	862	10,246
JNL/WCM Focused International Equity Fund (0.7%) (a)	564	6,695
		25,561
SHORT TERM INVESTMENTS — 1.0%
JNL/WMC Money Market Fund - Class A (0.2%) (a)	2,619	2,619
Total Investment Companies (cost $275,040)		284,825
Total Investments - 100.0% (cost $275,040)		284,825
Other Assets and Liabilities, Net - (0.0%)		(60)
Total Net Assets - 100.0%		$284,765

JNAM Guidance - Moderate Growth Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 20.8%
JNL Multi-Manager Alternative Fund - Class A (3.8%) (a)	3,111	$29,773
JNL/AQR Managed Futures Strategy Fund - Class A (3.7%) (a)	2,824	27,133
JNL/BlackRock Global Long Short Credit Fund (4.3%) (a)	1,757	16,992
JNL/Boston Partners Global Long Short Equity Fund - Class A (5.6%) (a)	3,847	40,774
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (4.9%) (a)	2,136	21,613
JNL/Invesco Global Real Estate Fund - Class A (0.4%) (a)	813	8,643
JNL/Nicholas Convertible Arbitrage Fund (3.2%) (a)	1,268	12,773
JNL/Westchester Capital Event Driven Fund - Class A (6.1%) (a)	2,198	21,083
		178,784
DOMESTIC BALANCED - 9.7%
JNL/T. Rowe Price Capital Appreciation Fund (7.0%) (a)	6,535	83,579

DOMESTIC EQUITY - 29.8%
JNL Multi-Manager Mid Cap Fund - Class A (5.3%) (a)	3,484	35,395
JNL Multi-Manager Small Cap Growth Fund - Class A (0.5%) (a)	289	6,633
JNL Multi-Manager Small Cap Value Fund - Class A (0.8%) (a)	634	8,961
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (7.2%) (a)	4,388	55,471
JNL/Mellon Capital S&P 500 Index Fund - Class A (0.6%) (a)	2,187	39,433
JNL/T. Rowe Price Established Growth Fund - Class A (0.8%) (a)	1,554	54,199
JNL/T. Rowe Price Value Fund - Class A (1.3%) (a)	3,392	55,731
		255,823
DOMESTIC FIXED INCOME - 23.8%
JNL/Crescent High Income Fund - Class A (4.0%) (a)	2,301	23,838
JNL/DoubleLine Total Return Fund (2.6%) (a)	6,208	68,789
JNL/PIMCO Credit Income Fund (11.6%) (a)	4,074	47,343
JNL/PPM America Total Return Fund - Class A (1.9%) (a)	1,735	21,370
JNL/Scout Unconstrained Bond Fund - Class A (3.4%) (a)	4,247	42,719
		204,059
EMERGING MARKETS EQUITY - 3.1%
JNL/Lazard Emerging Markets Fund - Class A (1.4%) (a)	1,400	13,212
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (4.5%) (a)	1,418	13,078
		26,290
GLOBAL EQUITY - 5.3%
JNL/Epoch Global Shareholder Yield Fund (24.1%) (a)	2,050	24,312
JNL/Harris Oakmark Global Equity Fund - Class A (34.2%) (a)	2,316	21,474
		45,786
GLOBAL FIXED INCOME - 2.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (1.1%) (a)	1,738	16,994

INTERNATIONAL EQUITY - 4.7%
JNL/Causeway International Value Select Fund - Class A (2.3%) (a)	1,286	17,590
JNL/Lazard International Strategic Equity Fund (14.7%) (a)	1,167	13,873
JNL/WCM Focused International Equity Fund (0.9%) (a)	726	8,622
		40,085
SHORT TERM INVESTMENTS - 0.8%
JNL/WMC Money Market Fund - Class A (0.4%) (a)	6,536	6,536
Total Investment Companies (cost $829,891)		857,936
Total Investments - 100.0% (cost $829,891)		857,936
Other Assets and Liabilities, Net - (0.0%)		(185)
Total Net Assets - 100.0%		$857,751

JNAM Guidance - Maximum Growth Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 12.6%
JNL Multi-Manager Alternative Fund - Class A (0.8%) (a)	664	$6,357
JNL/AQR Managed Futures Strategy Fund - Class A (0.7%) (a)	545	5,242
JNL/Boston Partners Global Long Short Equity Fund - Class A (0.9%) (a)	602	6,384
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (0.7%) (a)	294	2,973
JNL/Invesco Global Real Estate Fund - Class A (0.2%) (a)	387	4,109
JNL/Westchester Capital Event Driven Fund - Class A (1.3%) (a)	478	4,582
		29,647
DOMESTIC EQUITY - 51.8%
JNL Multi-Manager Mid Cap Fund - Class A (3.2%) (a)	2,118	21,519
JNL Multi-Manager Small Cap Growth Fund - Class A (0.4%) (a)	200	4,610
JNL Multi-Manager Small Cap Value Fund - Class A (0.5%) (a)	396	5,600

	Shares	Value
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (3.1%) (a)	1,902	24,038
JNL/Mellon Capital S&P 500 Index Fund - Class A (0.3%) (a)	940	16,948
JNL/T. Rowe Price Established Growth Fund - Class A (0.3%) (a)	615	21,439
JNL/T. Rowe Price Value Fund - Class A (0.7%) (a)	1,670	27,439
		121,593
DOMESTIC FIXED INCOME - 7.1%
JNL/Crescent High Income Fund - Class A (0.4%) (a)	228	2,366
JNL/DoubleLine Total Return Fund (0.2%) (a)	597	6,614
JNL/PIMCO Credit Income Fund (0.7%) (a)	253	2,935
JNL/Scout Unconstrained Bond Fund - Class A (0.4%) (a)	471	4,739
		16,654
EMERGING MARKETS EQUITY - 6.1%
JNL/Lazard Emerging Markets Fund - Class A (1.0%) (a)	941	8,882
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (1.9%) (a)	599	5,523
		14,405
GLOBAL EQUITY - 7.2%
JNL/Epoch Global Shareholder Yield Fund (8.8%) (a)	746	8,851
JNL/Harris Oakmark Global Equity Fund - Class A (12.6%) (a)	854	7,915
		16,766
GLOBAL FIXED INCOME - 1.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (0.1%) (a)	237	2,320

INTERNATIONAL EQUITY - 13.4%
JNL/Causeway International Value Select Fund - Class A (1.6%) (a)	889	12,161
JNL/Lazard International Strategic Equity Fund (13.4%) (a)	1,064	12,647
JNL/WCM Focused International Equity Fund (0.7%) (a)	567	6,733
		31,541
SHORT TERM INVESTMENTS - 0.8%
JNL/WMC Money Market Fund - Class A (0.1%) (a)	1,830	1,830
Total Investment Companies (cost $226,659)		234,756
Total Investments - 100.0% (cost $226,659)		234,756
Other Assets and Liabilities, Net - (0.0%)		(54)
Total Net Assets - 100.0%		$234,702

JNAM Guidance - Alt 100 Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 93.9%
JNL Multi-Manager Alternative Fund - Class A (6.2%) (a)	4,980	$47,660
JNL/AQR Managed Futures Strategy Fund - Class A (7.9%) (a)	6,126	58,867
JNL/BlackRock Global Long Short Credit Fund (8.7%) (a)	3,540	34,235
JNL/Boston Partners Global Long Short Equity Fund - Class A (10.7%) (a)	7,263	76,992
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (1.0%) (a)	620	8,687
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (9.7%) (a)	4,271	43,221
JNL/FAMCO Flex Core Covered Call Fund (0.1%) (a)	8	94
JNL/Invesco Global Real Estate Fund - Class A (0.9%) (a)	1,601	17,014
JNL/Neuberger Berman Currency Fund (11.8%) (a)	2,529	25,668
JNL/Nicholas Convertible Arbitrage Fund (9.7%) (a)	3,821	38,479
JNL/Westchester Capital Event Driven Fund - Class A (12.3%) (a)	4,461	42,779
		393,696
DOMESTIC FIXED INCOME - 6.1%
JNL/DoubleLine Total Return Fund (1.0%) (a)	2,319	25,692
Total Investment Companies (cost $422,926)		419,388
Total Investments - 100.0% (cost $422,926)		419,388
Other Assets and Liabilities, Net - (0.0%)		(105)
Total Net Assets - 100.0%		$419,283

JNAM Guidance - Equity 100 Fund

INVESTMENT COMPANIES - 100.0%
DOMESTIC BALANCED - 9.9%
JNL/T. Rowe Price Capital Appreciation Fund (0.7%) (a)	652	$8,346
DOMESTIC EQUITY - 51.9%
JNL Multi-Manager Mid Cap Fund - Class A (0.6%) (a)	371	3,772
JNL Multi-Manager Small Cap Growth Fund - Class A (0.1%) (a)	72	1,667
JNL Multi-Manager Small Cap Value Fund - Class A (0.2%) (a)	119	1,683
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (1.4%) (a)	869	10,979
JNL/T. Rowe Price Established Growth Fund - Class A (0.1%) (a)	229	7,969
JNL/T. Rowe Price Value Fund - Class A (0.3%) (a)	675	11,091
JNL/The London Company Focused U.S. Equity Fund (3.9%) (a)	523	6,289
		43,450
EMERGING MARKETS EQUITY - 6.2%
JNL/Lazard Emerging Markets Fund - Class A (0.3%) (a)	308	2,908
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (0.8%) (a)	249	2,293
		5,201
GLOBAL EQUITY - 9.0%
JNL/Epoch Global Shareholder Yield Fund (2.9%) (a)	246	2,921
JNL/Harris Oakmark Global Equity Fund - Class A (7.3%) (a)	497	4,606
		7,527
INTERNATIONAL EQUITY - 23.0%
JNL/Causeway International Value Select Fund - Class A (0.8%) (a)	475	6,487
JNL/Lazard International Strategic Equity Fund (3.3%) (a)	263	3,132

	Shares	Value
JNL/WCM Focused International Equity Fund (1.0%) (a)	811	9,632
		19,251
Total Investment Companies (cost $80,297)		83,775
Total Investments - 100.0% (cost $80,297)		83,775
Other Assets and Liabilities, Net - (0.0%)		(19)
Total Net Assets - 100.0%		$83,756

JNAM Guidance - Fixed Income 100 Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 4.0%
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (0.7%) (a)	300	$3,038

DOMESTIC FIXED INCOME - 84.0%
JNL/Crescent High Income Fund - Class A (0.6%) (a)	367	3,805
JNL/DoubleLine Total Return Fund (0.8%) (a)	1,920	21,271
JNL/PIMCO Credit Income Fund (3.2%) (a)	1,110	12,904
JNL/PIMCO Total Return Bond Fund - Class A (0.2%) (a)	599	7,603
JNL/PPM America Floating Rate Income Fund - Class A (0.2%) (a)	210	2,283
JNL/PPM America High Yield Bond Fund - Class A (0.1%) (a)	174	2,289
JNL/PPM America Total Return Fund - Class A (0.5%) (a)	493	6,073
JNL/Scout Unconstrained Bond Fund - Class A (0.6%) (a)	757	7,611
		63,839
GLOBAL FIXED INCOME - 12.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (0.3%) (a)	545	5,334
JNL/Neuberger Berman Strategic Income Fund - Class A (0.6%) (a)	338	3,805
		9,139
Total Investment Companies (cost $74,300)		76,016
Total Investments - 100.0% (cost $74,300)		76,016
Other Assets and Liabilities, Net - (0.0%)		(17)
Total Net Assets - 100.0%		$75,999

JNAM Guidance - Real Assets Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 73.0%
JNL/BlackRock Natural Resources Fund - Class A (0.2%) (a)	165	$1,442
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (0.2%) (a)	151	2,111
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (0.2%) (a)	98	988
JNL/Invesco Global Real Estate Fund - Class A (0.2%) (a)	302	3,205
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (5.9%) (a)	112	1,419
JNL/Van Eck International Gold Fund (1.4%) (a)	90	1,110
		10,275
DOMESTIC FIXED INCOME - 27.0%
JNL/PIMCO Real Return Fund - Class A (0.2%) (a)	363	3,806
Total Investment Companies (cost $14,233)		14,081
Total Investments - 100.0% (cost $14,233)		14,081
Other Assets and Liabilities, Net - (0.0%)		(3)
Total Net Assets - 100.0%		$14,078

JNL/American Funds® Global Growth Fund

INVESTMENT COMPANIES - 100.0%
GLOBAL EQUITY - 100.0%
American Funds Insurance Series - Global Growth Fund - Class 1	3,768	$95,003
Total Investment Companies (cost $101,591)		95,003
Total Investments - 100.0% (cost $101,591)		95,003
Other Assets and Liabilities, Net - (0.0%)		(32)
Total Net Assets - 100.0%		$94,971

JNL/American Funds Growth Fund

INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 100.0%
American Funds Insurance Series - Growth Fund - Class 1	3,203	$213,027
Total Investment Companies (cost $229,279)		213,027
Total Investments - 100.0% (cost $229,279)		213,027
Other Assets and Liabilities, Net - (0.0%)		(90)
Total Net Assets - 100.0%		$212,937

(a)         The Fund’s percentage ownership of the underlying affiliated fund, at September 30, 2016 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

Abbreviations:

CAPE - Cyclically Adjusted Price Earnings

MLP - Master Limited Partnership

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2016

Security Valuation and Fair Value Measurement - Under the Jackson Variable Series Trust’s (“Trust”) valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the Jackson National Asset Management, LLC (“JNAM”) Pricing Committee (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The net asset value (“NAV) of a Fund’s shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time).  The Funds of Funds’ investments in the Underlying Funds are valued at the daily NAV of the applicable Underlying Fund determined as of the close of the NYSE on each valuation date.  Valuation of investments by the Underlying Funds is discussed in the Underlying Funds’ Form N-Q, which are filed with the U.S. Securities and Exchange Commission (“SEC”) and are available on the SEC’s website at www.sec.gov.  Each Feeder Fund’s investment in its corresponding Master Fund is valued at the daily NAV per share of the Master Fund determined as of the close of the NYSE on each valuation date.  Valuation of the investments by the Master Fund is discussed in each Master Fund’s shareholder report, which is available on the SEC’s website at www.sec.gov.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurement” establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance and are summarized into three broad categories.  Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for investments in mutual funds.  Investments in the Underlying Funds and Master Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy.  The Level 1 valuation assets for the Funds can be referenced in the Schedules of Investments.  There were no Level 2 or Level 3 investments in these Funds.

Investments in Affiliates - The Funds of Funds invested solely in shares of other affiliated Funds advised by JNAM.  The following table details each Fund’s long term investments in affiliates (in thousands) held during the period ended September 30, 2016.

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNAM Guidance — Interest Rate Opportunities Fund
JNL Multi-Manager Alternative Fund - Class A	$3,437	$28	$492	$—	$(13)	$2,969
JNL/BlackRock Global Long Short Credit Fund	7,348	80	1,180	—	(59)	6,354
JNL/Crescent High Income Fund - Class A	—	5,553	646	—	9	5,093
JNL/DoubleLine Total Return Fund	6,840	130	1,302	—	6	5,923
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	3,440	24	678	—	(34)	2,967
JNL/FAMCO Flex Core Covered Call Fund	2,458	28	494	—	32	2,113
JNL/Franklin Templeton Global Multisector Bond Fund- Class A	4,417	172	695	—	(131)	3,786
JNL/Invesco Global Real Estate Fund - Class A	5,067	131	1,410	—	18	4,172
JNL/PPM America Floating Rate Income Fund - Class A	5,899	17	2,837	—	(163)	3,392
JNL/PPM America High Yield Bond Fund - Class A	3,910	12	4,120	—	(306)	—
JNL/Scout Unconstrained Bond Fund - Class A	6,380	57	1,226	—	27	5,505
	$49,196	$6,232	$15,080	$—	$(614)	$42,274
JNAM Guidance — Conservative Fund
JNL Multi-Manager Alternative Fund - Class A	$3,985	$1,467	$144	$—	$(7)	$5,318
JNL Multi-Manager Mid Cap Fund - Class A	—	4,134	306	—	2	3,891
JNL Multi-Manager Small Cap Value Fund - Class A	1,324	413	1,855	—	(98)	—
JNL/AQR Managed Futures Strategy Fund - Class A	3,989	1,545	629	—	(46)	4,877
JNL/BlackRock Global Long Short Credit Fund	3,967	539	1,521	—	(137)	3,032
JNL/Boston Partners Global Long Short Equity Fund - Class A	6,366	972	287	—	18	7,169
JNL/Crescent High Income Fund - Class A	—	5,049	645	—	2	4,563
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	3,328	1,409	684	—	98	4,610
JNL/DoubleLine Total Return Fund	18,599	8,140	1,147	—	96	26,521
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	3,330	506	260	—	(6)	3,798
JNL/Epoch Global Shareholder Yield Fund	4,003	785	1,345	—	(28)	3,785
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	6,654	1,469	1,907	—	(463)	6,062
JNL/Invesco Global Real Estate Fund - Class A	1,673	389	704	—	(45)	1,506
JNL/Invesco Small Cap Growth Fund - Class A	1,991	546	2,555	—	(234)	—
JNL/JPMorgan MidCap Growth Fund - Class A	1,995	647	2,674	—	(189)	—
JNL/Lazard International Strategic Equity Fund	3,344	787	2,609	—	(254)	1,514
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class A	—	1,538	1,570	—	32	—
JNL/Mellon Capital S&P 500 Index Fund - Class A	3,987	1,702	755	—	57	5,312

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2016

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNAM Guidance — Conservative Fund (continued)
JNL/Neuberger Berman Strategic Income Fund - Class A	$3,989	$182	$4,220	$—	$(199)	$—
JNL/Nicholas Convertible Arbitrage Fund	2,656	319	773	—	(35)	2,272
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	—	1,596	198	—	7	1,513
JNL/PIMCO Credit Income Fund	9,289	5,549	852	—	28	15,157
JNL/PIMCO Total Return Bond Fund - Class A	9,287	859	10,422	—	(277)	—
JNL/PPM America Floating Rate Income Fund - Class A	1,329	91	1,466	—	(58)	—
JNL/PPM America High Yield Bond Fund - Class A	3,994	511	540	—	(129)	4,575
JNL/PPM America Total Return Fund - Class A	8,640	3,104	2,541	—	(84)	9,845
JNL/S&P Mid 3 Fund - Class A	2,634	658	3,449	—	(245)	—
JNL/Scout Unconstrained Bond Fund - Class A	6,647	8,478	407	—	12	15,161
JNL/T. Rowe Price Capital Appreciation Fund	9,306	2,435	910	—	32	11,631
JNL/T. Rowe Price Established Growth Fund - Class A	3,989	1,176	1,790	—	(208)	3,429
JNL/Westchester Capital Event Driven Fund - Class A	2,672	1,257	190	—	(10)	3,775
JNL/WMC Money Market Fund - Class A	—	5,173	2,900	—	—	2,273
	$132,967	$63,425	$52,255	$—	$(2,368)	$151,589
JNAM Guidance — Moderate Fund
JNL Multi-Manager Alternative Fund - Class A	$12,882	$3,250	$187	$—	$(12)	$15,960
JNL Multi-Manager Mid Cap Fund - Class A	—	15,165	238	—	1	15,167
JNL Multi-Manager Small Cap Growth Fund - Class A	—	4,083	—	—	—	4,133
JNL Multi-Manager Small Cap Value Fund - Class A	4,237	443	437	—	(98)	4,701
JNL/AQR Managed Futures Strategy Fund - Class A	12,935	2,572	1,317	—	17	14,122
JNL/BlackRock Global Long Short Credit Fund	12,821	723	4,564	—	(414)	9,199
JNL/Boston Partners Global Long Short Equity Fund - Class A	20,437	1,371	448	—	15	21,691
JNL/Crescent High Income Fund - Class A	—	11,836	699	—	2	11,542
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	20,263	3,305	2,066	—	319	24,766
JNL/DoubleLine Total Return Fund	45,135	15,087	2,867	—	221	59,466
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	10,756	619	469	—	12	11,574
JNL/Epoch Global Shareholder Yield Fund	10,659	2,911	2,074	—	(113)	12,411
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	17,204	1,307	4,465	—	(1,093)	13,614
JNL/Harris Oakmark Global Equity Fund - Class A	14,872	2,671	9,031	—	(1,420)	8,831
JNL/Invesco Global Real Estate Fund - Class A	5,371	326	1,555	—	(9)	4,562
JNL/Invesco Small Cap Growth Fund - Class A	12,788	1,065	14,155	—	(816)	—
JNL/JPMorgan MidCap Growth Fund - Class A	10,669	1,250	11,907	—	(1,366)	—
JNL/Lazard Emerging Markets Fund - Class A	4,287	416	902	—	(257)	4,737
JNL/Lazard International Strategic Equity Fund	10,687	3,295	8,555	—	(34)	5,332
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class A	—	4,519	4,613	—	94	—
JNL/Mellon Capital S&P 500 Index Fund - Class A	19,190	3,567	1,274	—	116	23,058
JNL/Neuberger Berman Strategic Income Fund - Class A	6,451	37	6,559	—	(333)	—
JNL/Nicholas Convertible Arbitrage Fund	8,592	346	2,298	—	(200)	6,847
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	5,337	470	423	—	(59)	5,875
JNL/PIMCO Credit Income Fund	19,324	12,831	1,400	—	(13)	33,283
JNL/PIMCO Total Return Bond Fund - Class A	27,893	940	29,540	—	(969)	—
JNL/PPM America Floating Rate Income Fund - Class A	6,453	172	6,815	—	(307)	—
JNL/PPM America High Yield Bond Fund - Class A	10,754	263	3,041	—	(696)	9,323
JNL/PPM America Total Return Fund - Class A	17,209	3,752	2,800	—	(107)	19,445
JNL/S&P Mid 3 Fund - Class A	10,612	928	12,137	—	(465)	—
JNL/Scout Unconstrained Bond Fund - Class A	12,916	23,378	583	—	9	36,635
JNL/T. Rowe Price Capital Appreciation Fund	34,236	7,946	1,357	—	61	43,677
JNL/T. Rowe Price Established Growth Fund - Class A	14,946	5,492	2,789	—	(125)	18,131
JNL/Westchester Capital Event Driven Fund - Class A	8,601	2,875	227	—	(14)	11,347
JNL/WCM Focused International Equity Fund	—	2,928	—	—	—	2,994
JNL/WMC Money Market Fund - Class A	—	12,828	6,723	—	—	6,104
	$428,517	$154,967	$148,515	$—	$(8,053)	$458,447
JNAM Guidance — Growth Fund
JNL Multi-Manager Alternative Fund - Class A	$7,786	$2,400	$343	$—	$(21)	$9,854
JNL Multi-Manager Mid Cap Fund - Class A	—	19,712	80	—	—	19,946
JNL Multi-Manager Small Cap Growth Fund - Class A	—	4,033	—	—	—	4,085
JNL Multi-Manager Small Cap Value Fund - Class A	2,554	1,329	203	—	(13)	3,999
JNL/AQR Managed Futures Strategy Fund - Class A	7,831	2,513	1,071	—	19	9,239
JNL/BlackRock Global Long Short Credit Fund	7,750	673	2,884	—	(270)	5,626

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2016

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNAM Guidance — Growth Fund (continued)
JNL/Boston Partners Global Long Short Equity Fund - Class A	$12,323	$1,401	$538	$—	$15	$13,398
JNL/Causeway International Value Select Fund - Class A	8,970	1,432	1,886	—	(6)	8,620
JNL/Crescent High Income Fund - Class A	—	4,235	114	—	—	4,269
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	17,983	1,541	1,178	—	195	21,164
JNL/DoubleLine Total Return Fund	8,452	5,437	767	—	27	13,576
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	6,502	688	489	—	(3)	7,114
JNL/Epoch Global Shareholder Yield Fund	11,552	538	2,445	—	(107)	10,596
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	7,801	591	5,398	—	(1,116)	2,802
JNL/Harris Oakmark Global Equity Fund - Class A	12,162	2,363	7,492	—	(1,091)	7,395
JNL/Invesco Global Real Estate Fund - Class A	3,215	953	277	—	(5)	4,216
JNL/Invesco Small Cap Growth Fund - Class A	5,134	615	6,057	—	(18)	—
JNL/JPMorgan MidCap Growth Fund - Class A	10,283	1,418	11,819	—	(1,353)	—
JNL/Lazard Emerging Markets Fund - Class A	8,983	1,000	3,245	—	(1,066)	8,612
JNL/Lazard International Strategic Equity Fund	12,875	1,414	4,100	—	(69)	10,246
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class A	—	5,572	5,686	—	115	—
JNL/Mellon Capital S&P 500 Index Fund - Class A	14,124	833	1,750	—	155	14,270
JNL/Mellon Capital Small Cap Index Fund - Class A	5,749	525	6,920	—	(157)	—
JNL/Nicholas Convertible Arbitrage Fund	5,195	311	5,559	—	(297)	—
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	5,811	537	1,031	—	(167)	5,812
JNL/PIMCO Credit Income Fund	—	8,528	366	—	10	8,624
JNL/PPM America High Yield Bond Fund - Class A	4,551	177	4,941	—	(557)	—
JNL/PPM America Total Return Fund - Class A	3,253	134	3,502	—	(54)	—
JNL/S&P Mid 3 Fund - Class A	7,681	790	8,948	—	(381)	—
JNL/Scout Unconstrained Bond Fund - Class A	3,255	7,443	304	—	6	10,649
JNL/T. Rowe Price Capital Appreciation Fund	—	13,844	5	—	—	14,205
JNL/T. Rowe Price Established Growth Fund - Class A	21,861	2,784	3,538	—	(191)	21,571
JNL/T. Rowe Price Value Fund - Class A	28,893	2,050	4,178	—	(485)	28,613
JNL/Westchester Capital Event Driven Fund - Class A	5,197	2,046	293	—	(18)	7,010
JNL/WCM Focused International Equity Fund	—	6,493	—	—	—	6,695
JNL/WMC Money Market Fund - Class A	—	2,619	—	—	—	2,619
	$257,726	$108,972	$97,407	$—	$(6,903)	$284,825
JNAM Guidance — Moderate Growth Fund
JNL Multi-Manager Alternative Fund - Class A	$25,743	$5,187	$1,164	$—	$(71)	$29,773
JNL Multi-Manager Mid Cap Fund - Class A	—	34,915	78	—	—	35,395
JNL Multi-Manager Small Cap Growth Fund - Class A	—	6,550	—	—	—	6,633
JNL Multi-Manager Small Cap Value Fund - Class A	8,499	298	692	—	(93)	8,961
JNL/AQR Managed Futures Strategy Fund - Class A	25,721	5,403	3,897	—	53	27,133
JNL/BlackRock Global Long Short Credit Fund	25,667	257	9,181	—	(755)	16,992
JNL/Boston Partners Global Long Short Equity Fund - Class A	41,159	1,229	2,182	—	66	40,774
JNL/Causeway International Value Select Fund - Class A	17,196	2,671	2,332	—	(10)	17,590
JNL/Crescent High Income Fund - Class A	—	24,070	1,060	—	(1)	23,838
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	45,748	8,736	6,241	—	885	55,471
JNL/DoubleLine Total Return Fund	51,683	20,716	6,132	—	478	68,789
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	21,624	557	1,818	—	38	21,613
JNL/Epoch Global Shareholder Yield Fund	30,083	178	8,243	—	(415)	24,312
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	21,480	518	4,445	—	(857)	16,994
JNL/Harris Oakmark Global Equity Fund - Class A	38,671	1,747	19,606	—	(2,883)	21,474
JNL/Invesco Global Real Estate Fund - Class A	10,840	89	3,090	—	23	8,643
JNL/Invesco Small Cap Growth Fund - Class A	8,532	464	9,608	—	338	—
JNL/JPMorgan MidCap Growth Fund - Class A	25,767	1,322	27,096	—	(4,021)	—
JNL/Lazard Emerging Markets Fund - Class A	17,213	522	7,658	—	(2,518)	13,212
JNL/Lazard International Strategic Equity Fund	25,923	4,406	16,253	—	(4)	13,873
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class A	—	10,762	10,981	—	219	—
JNL/Mellon Capital S&P 500 Index Fund - Class A	41,156	261	4,772	—	334	39,433
JNL/Mellon Capital Small Cap Index Fund - Class A	8,559	143	9,118	—	(230)	—
JNL/Nicholas Convertible Arbitrage Fund	17,080	207	4,904	—	(467)	12,773
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	14,994	319	3,336	—	(433)	13,078

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2016

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNAM Guidance — Moderate Growth Fund (continued)
JNL/PIMCO Credit Income Fund	$17,126	$30,408	$3,399	$—	$(9)	$47,343
JNL/PIMCO Total Return Bond Fund - Class A	38,711	162	39,608	—	(1,750)	—
JNL/PPM America Floating Rate Income Fund - Class A	8,569	91	8,932	—	(399)	—
JNL/PPM America High Yield Bond Fund - Class A	21,340	30	22,319	—	(2,969)	—
JNL/PPM America Total Return Fund - Class A	17,160	4,575	1,796	—	(46)	21,370
JNL/S&P Mid 3 Fund - Class A	18,974	521	20,613	—	(787)	—
JNL/Scout Unconstrained Bond Fund - Class A	21,474	22,003	2,028	—	43	42,719
JNL/T. Rowe Price Capital Appreciation Fund	60,191	22,022	3,772	—	263	83,579
JNL/T. Rowe Price Established Growth Fund - Class A	58,402	1,871	6,826	—	574	54,199
JNL/T. Rowe Price Value Fund - Class A	58,482	606	6,809	—	(828)	55,731
JNL/Westchester Capital Event Driven Fund - Class A	17,281	4,984	1,364	—	(78)	21,083
JNL/WCM Focused International Equity Fund	—	8,366	—	—	—	8,622
JNL/WMC Money Market Fund - Class A	—	10,819	4,283	—	—	6,536
	$861,048	$237,985	$285,636	$—	$(16,310)	$857,936
JNAM Guidance — Maximum Growth Fund
JNL Multi-Manager Alternative Fund - Class A	$6,967	$433	$1,033	$—	$(59)	$6,357
JNL Multi-Manager Mid Cap Fund - Class A	—	21,184	5	—	—	21,519
JNL Multi-Manager Small Cap Growth Fund - Class A	—	4,552	—	—	—	4,610
JNL Multi-Manager Small Cap Value Fund - Class A	5,735	260	958	—	(135)	5,600
JNL/AQR Managed Futures Strategy Fund - Class A	6,992	1,515	3,203	—	(226)	5,242
JNL/Boston Partners Global Long Short Equity Fund - Class A	4,089	2,526	313	—	6	6,384
JNL/Causeway International Value Select Fund - Class A	12,754	2,035	2,608	—	(87)	12,161
JNL/Crescent High Income Fund - Class A	—	2,358	74	—	—	2,366
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	20,889	2,320	2,304	—	300	24,038
JNL/DoubleLine Total Return Fund	4,654	2,405	678	—	2	6,614
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	3,500	196	904	—	(6)	2,973
JNL/Epoch Global Shareholder Yield Fund	9,295	1,325	2,500	—	(142)	8,851
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	3,487	151	1,228	—	(242)	2,320
JNL/Harris Oakmark Global Equity Fund - Class A	8,067	2,958	3,395	—	(549)	7,915
JNL/Invesco Global Real Estate Fund - Class A	—	4,114	192	—	5	4,109
JNL/Invesco Small Cap Growth Fund - Class A	5,757	320	6,383	—	(65)	—
JNL/JPMorgan MidCap Growth Fund - Class A	11,577	836	12,446	—	(1,532)	—
JNL/Lazard Emerging Markets Fund - Class A	10,372	473	3,928	—	(1,222)	8,882
JNL/Lazard International Strategic Equity Fund	16,897	488	4,712	—	523	12,647
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class A	—	5,817	5,933	—	116	—
JNL/Mellon Capital S&P 500 Index Fund - Class A	13,926	3,078	1,110	—	63	16,948
JNL/Mellon Capital Small Cap Index Fund - Class A	9,195	288	10,277	—	(996)	—
JNL/Nicholas Convertible Arbitrage Fund	3,469	50	3,537	—	(242)	—
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	6,960	175	2,067	—	(345)	5,523
JNL/PIMCO Credit Income Fund	—	2,929	168	—	3	2,935
JNL/PPM America High Yield Bond Fund - Class A	2,312	33	2,468	—	(293)	—
JNL/PPM America Total Return Fund - Class A	2,326	15	2,394	—	(75)	—
JNL/S&P Mid 3 Fund - Class A	7,980	380	8,810	—	(376)	—
JNL/Scout Unconstrained Bond Fund - Class A	2,326	2,499	226	—	1	4,739
JNL/T. Rowe Price Established Growth Fund - Class A	20,922	1,299	1,191	—	(35)	21,439
JNL/T. Rowe Price Value Fund - Class A	26,736	346	1,258	—	(139)	27,439
JNL/Westchester Capital Event Driven Fund - Class A	4,669	1,356	1,484	—	(77)	4,582
JNL/WCM Focused International Equity Fund	—	6,489	—	—	—	6,733
JNL/WMC Money Market Fund - Class A	—	1,830	—	—	—	1,830
	$231,853	$77,033	$87,787	$—	$(5,824)	$234,756
JNAM Guidance — Alt 100 Fund
JNL Multi-Manager Alternative Fund - Class A	$47,034	$925	$309	$—	$(21)	$47,660
JNL/AQR Managed Futures Strategy Fund - Class A	65,877	23	6,819	—	(216)	58,867
JNL/BlackRock Global Long Short Credit Fund	30,458	6,600	3,491	—	(162)	34,235
JNL/Boston Partners Global Long Short Equity Fund - Class A	75,677	9,897	10,111	—	423	76,992
JNL/Brookfield Global Infrastructure and MLP Fund - Class A	18,450	744	11,328	—	(4,413)	8,687
JNL/DoubleLine Total Return Fund	—	26,890	1,829	—	28	25,692
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	47,242	34	6,687	—	227	43,221
JNL/FAMCO Flex Core Covered Call Fund	22,298	471	21,771	—	(1,143)	94
JNL/Invesco Global Real Estate Fund - Class A	18,901	327	3,820	—	46	17,014

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2016

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNAM Guidance — Alt 100 Fund (continued)
JNL/Neuberger Berman Currency Fund	$25,925	$3,000	$3,299	$—	$1	$25,668
JNL/Nicholas Convertible Arbitrage Fund	46,773	10	9,458	—	(961)	38,479
JNL/PPM America Long Short Credit Fund	15,304	50	14,420	—	(2,527)	—
JNL/Red Rocks Listed Private Equity Fund - Class A	14,103	472	12,859	—	(4,237)	—
JNL/Westchester Capital Event Driven Fund - Class A	42,610	4,598	5,054	—	(263)	42,779
	$470,652	$54,041	$111,255	$—	$(13,218)	$419,388
JNAM Guidance — Equity 100 Fund
JNL Multi-Manager Mid Cap Fund - Class A	$—	$3,743	$30	$—	$—	$3,772
JNL Multi-Manager Small Cap Growth Fund - Class A	—	1,647	1	—	—	1,667
JNL Multi-Manager Small Cap Value Fund - Class A	2,155	76	722	—	(164)	1,683
JNL/Causeway International Value Select Fund - Class A	6,918	432	874	—	(12)	6,487
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	11,289	290	2,107	—	270	10,979
JNL/Epoch Global Shareholder Yield Fund	—	3,377	434	—	(9)	2,921
JNL/Harris Oakmark Global Equity Fund - Class A	8,648	929	4,914	—	(919)	4,606
JNL/Invesco Small Cap Growth Fund - Class A	2,169	76	2,368	—	(3)	—
JNL/JPMorgan MidCap Growth Fund - Class A	5,213	267	5,443	—	(571)	—
JNL/Lazard Emerging Markets Fund - Class A	2,999	159	851	—	(281)	2,908
JNL/Lazard International Strategic Equity Fund	6,529	355	3,679	—	(4)	3,132
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	2,194	272	359	—	(57)	2,293
JNL/T. Rowe Price Capital Appreciation Fund	—	8,284	148	—	2	8,346
JNL/T. Rowe Price Established Growth Fund - Class A	10,863	574	3,442	—	(189)	7,969
JNL/T. Rowe Price Value Fund - Class A	14,326	289	4,231	—	(533)	11,091
JNL/The London Company Focused U.S. Equity Fund	6,072	656	894	—	(32)	6,289
JNL/WCM Focused International Equity Fund	7,404	2,588	1,002	—	(39)	9,632
	$86,779	$24,014	$31,499	$—	$(2,541)	$83,775
JNAM Guidance — Fixed Income 100 Fund
JNL/Crescent High Income Fund - Class A	$—	$4,276	$608	$—	$6	$3,805
JNL/DoubleLine Total Return Fund	20,144	3,594	3,310	—	150	21,271
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	3,102	333	581	—	(34)	3,038
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	7,757	1,333	3,576	—	(870)	5,334
JNL/Neuberger Berman Strategic Income Fund - Class A	3,874	276	643	—	(17)	3,805
JNL/PIMCO Credit Income Fund	8,518	5,489	2,155	—	(90)	12,904
JNL/PIMCO Total Return Bond Fund - Class A	12,389	765	6,038	—	(309)	7,603
JNL/PPM America Floating Rate Income Fund - Class A	3,487	213	1,620	—	(75)	2,283
JNL/PPM America High Yield Bond Fund - Class A	5,041	512	3,740	—	(552)	2,289
JNL/PPM America Total Return Fund - Class A	7,749	471	2,651	—	(70)	6,073
JNL/Scout Unconstrained Bond Fund - Class A	5,428	2,924	1,065	—	33	7,611
	$77,489	$20,186	$25,987	$—	$(1,648)	$76,016
JNAM Guidance — Real Assets Fund
JNL/BlackRock Natural Resources Fund - Class A	$959	$367	$96	$—	$(45)	$1,442
JNL/Brookfield Global Infrastructure and MLP Fund - Class A	1,460	483	125	—	(26)	2,111
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	678	349	92	—	—	988
JNL/Invesco Global Real Estate Fund - Class A	2,217	966	195	—	(18)	3,205
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	969	479	117	—	(80)	1,419
JNL/PIMCO Real Return Fund - Class A	2,611	1,360	380	—	(35)	3,806
JNL/Van Eck International Gold Fund	764	254	542	—	(9)	1,110
	$9,658	$4,258	$1,547	$—	$(213)	$14,081

Income Tax Matters — Effective January 1, 2016, the JNAM Guidance — Interest Rate Opportunities Fund, JNAM Guidance — Conservative Fund, JNAM Guidance — Moderate Fund, JNAM Guidance — Growth Fund, JNAM Guidance — Moderate Growth Fund, JNAM Guidance — Maximum Growth Fund, JNAM Guidance — Alt 100 Fund, JNAM Guidance — Equity 100 Fund, JNAM Guidance — Fixed Income 100 Fund, JNAM Guidance — Real Assets Fund and JNL/American Funds Growth Fund will be treated as partnerships for federal income tax purposes. These Funds are not subject to federal income tax, and therefore, there is no provision for federal income taxes. The book cost of assets differs from the tax cost of assets for these Funds as a result of each Fund’s expected adoption of a mark to market method of accounting for federal income tax purposes. Under this method, the tax cost of assets will approximate fair market value.

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2016

JNL/American Funds Global Growth Fund is treated as a registered investment company for federal income tax purposes. As of September 30, 2016, the cost of investments and the components of net unrealized appreciation/(depreciation) for the JNL/American Funds Global Growth Fund were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/American Funds Global Growth Fund	$101,945	$1,058	$(8,000)	$(6,942)

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2016

JNL Tactical ETF Conservative Fund

	Shares/Par †	Value
INVESTMENT COMPANIES - 93.7%
iShares 0-5 Year High Yield Corporate Bond ETF (a)	95	$4,486
iShares Core MSCI EAFE ETF (a)	111	6,122
iShares Core MSCI Emerging Markets ETF	36	1,636
iShares Core S&P 500 ETF (a)	46	10,061
iShares Core Total U.S. Bond Market ETF	179	20,135
iShares Intermediate Credit Bond ETF	175	19,524
iShares MBS ETF (a)	140	15,458
iShares Morningstar Mid-Cap ETF	28	4,379
iShares MSCI USA Quality Factor ETF (a)	167	11,264
iShares S&P SmallCap 600 Index Fund (a)	12	1,537
iShares U.S. Healthcare ETF (a)	25	3,816
iShares U.S. Technology ETF (a)	31	3,643
Total Investment Companies (cost $99,215)		102,061

SHORT TERM INVESTMENTS - 20.1%
Investment Company - 6.6%
JNL Money Market Fund, 0.24% (b) (c)	7,221	7,221

Securities Lending Collateral - 13.5%
Securities Lending Cash Collateral Fund LLC, 0.33% (b) (c)	14,755	14,755
Total Short Term Investments (cost $21,976)		21,976
Total Investments - 113.8% (cost $121,191)		124,037
Other Assets and Liabilities, Net - (13.8%)		(15,049)
Total Net Assets - 100.0%		$108,988

(a)                       All or a portion of the security was on loan.

(b)                       Investment in affiliate.

(c)                        Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2016.

JNL Tactical ETF Moderate Fund

INVESTMENT COMPANIES - 95.0%
iShares 0-5 Year High Yield Corporate Bond ETF	131	$6,199
iShares Core MSCI EAFE ETF (a)	428	23,603
iShares Core MSCI Emerging Markets ETF (a)	238	10,847
iShares Core S&P 500 ETF	134	29,172
iShares Core Total U.S. Bond Market ETF	262	29,465
iShares Intermediate Credit Bond ETF	258	28,767
iShares MBS ETF	209	23,006
iShares Morningstar Mid-Cap ETF	87	13,421
iShares MSCI USA Quality Factor ETF	526	35,498
iShares S&P SmallCap 600 Index Fund (a)	67	8,312
iShares U.S. Healthcare ETF	72	10,848
iShares U.S. Technology ETF (a)	89	10,575
Total Investment Companies (cost $223,355)		229,713

SHORT TERM INVESTMENTS - 11.2%
Investment Company - 4.8%
JNL Money Market Fund, 0.24% (b) (c)	11,677	11,677

Securities Lending Collateral - 6.4%
Securities Lending Cash Collateral Fund LLC, 0.33% (b) (c)	15,402	15,402
Total Short Term Investments (cost $27,079)		27,079
Total Investments - 106.2% (cost $250,434)		256,792
Other Assets and Liabilities, Net - (6.2%)		(14,992)
Total Net Assets - 100.0%		$241,800

(a)                       All or a portion of the security was on loan.

(b)                       Investment in affiliate.

(c)                        Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2016.

JNL Tactical ETF Growth Fund

INVESTMENT COMPANIES - 96.0%
iShares 0-5 Year High Yield Corporate Bond ETF	36	$1,711
iShares Core MSCI EAFE ETF (a)	378	20,826
iShares Core MSCI Emerging Markets ETF (a)	218	9,943
iShares Core S&P 500 ETF	129	28,063
iShares Core Total U.S. Bond Market ETF	99	11,150
iShares Intermediate Credit Bond ETF	89	9,887
iShares MBS ETF	70	7,684
iShares Morningstar Mid-Cap ETF	85	13,140
iShares MSCI USA Quality Factor ETF	503	33,937
iShares S&P SmallCap 600 Index Fund (a)	46	5,731
iShares U.S. Healthcare ETF (a)	61	9,094
iShares U.S. Technology ETF	75	8,970
Total Investment Companies (cost $155,851)		160,136

SHORT TERM INVESTMENTS - 12.6%
Investment Company - 3.9%
JNL Money Market Fund, 0.24% (b) (c)	6,515	6,515

Securities Lending Collateral - 8.7%
Securities Lending Cash Collateral Fund LLC, 0.33% (b) (c)	14,570	14,570
Total Short Term Investments (cost $21,085)		21,085
Total Investments - 108.6% (cost $176,936)		181,221
Other Assets and Liabilities, Net - (8.6%)		(14,416)
Total Net Assets - 100.0%		$166,805

(a)                       All or a portion of the security was on loan.

(b)                       Investment in affiliate.

(c)                        Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2016.

See accompanying Notes to Schedules of Investments.

JNL/AQR Risk Parity Fund (a)

	Shares/Par †	Value
GOVERNMENT AND AGENCY OBLIGATIONS - 39.4%
FRANCE - 5.7%
France Government Inflation Indexed Bond
2.25%, 07/25/20 (b), EUR	487	$627
0.10%, 07/25/21 - 03/01/25 (b), EUR	605	738
1.10%, 07/25/22 (b), EUR	217	278
0.25%, 07/25/24 (b), EUR	406	507
		2,150
GERMANY - 5.1%
Deutsche Bundesrepublik Inflation Indexed Bond
1.75%, 04/15/20 (b), EUR	547	683
0.10%, 04/15/23 - 04/15/26 (b), EUR	1,015	1,273
		1,956
UNITED KINGDOM - 5.2%
United Kingdom Inflation Indexed Bond, 0.13%, 03/22/24 - 03/22/26 (b), GBP	1,271	1,979

UNITED STATES OF AMERICA - 23.4%
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/19 - 07/15/24 (b)	$6,152	6,263
0.25%, 01/15/25 (b)	1,219	1,243
0.38%, 07/15/25 (b)	1,319	1,364
		8,870
Total Government and Agency Obligations (cost $14,609)		14,955

SHORT TERM INVESTMENTS - 56.3%
Investment Companies - 41.0%
JNL Money Market Fund, 0.24% (c) (d)	6,382	6,382
JPMorgan U.S. Treasury Plus Money Market Fund, 0.00% - IM Class (d)	9,169	9,169
		15,551
Treasury Securities - 15.3%
U.S. Treasury Bill
0.23%, 10/06/16	$4,206	4,206
0.43%, 01/26/17	1,610	1,608
		5,814
Total Short Term Investments (cost $21,365)		21,365
Total Investments - 95.7% (cost $35,974)		36,320
Other Assets and Liabilities, Net - 4.3%		1,647
Total Net Assets - 100.0%		$37,967

(a)                       Consolidated Schedule of Investments.

(b)                       Treasury inflation indexed note, par amount is adjusted for inflation.

(c)                        Investment in affiliate.

(d)                       Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2016.

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

September 30, 2016

Schedule of Open Futures Contracts

	Expiration	Contracts Long	Unrealized Appreciation / (Depreciation)
Amsterdam Exchanges Index Future	October 2016	1	$1
ASX SPI 200 Index Future	December 2016	3	12
Australia Commonwealth Treasury Bond Future, 10-Year	December 2016	11	13
Brent Crude Oil Future	January 2017	15	30
CAC40 10 Euro Future	October 2016	4	2
Canadian Government Bond Future, 10-Year	December 2016	15	7
Cocoa Future	December 2016	2	(6)
Coffee ‘C’ Future	December 2016	3	1
Corn Future	December 2016	25	(17)
Cotton No. 2 Future	December 2016	3	11
Euro STOXX 50 Future	December 2016	17	6
Euro-Bund Future	December 2016	64	88
Feeder Cattle Future	January 2017	1	(4)
FTSE 100 Index Future	December 2016	9	23
FTSE/JSE Top 40 Index Future	December 2016	8	(7)
German Stock Index Future	December 2016	1	3
Gold 100 oz. Future	December 2016	8	(19)
Hang Seng China Enterprises Index Future	October 2016	3	(2)
IBEX 35 Index Future	October 2016	1	(1)
Japanese Government Bond Future, 10-Year	December 2016	4	31
KCBT Wheat Future	December 2016	1	(1)
KOSPI 200 Future	December 2016	2	(3)
Lean Hogs Future	December 2016	6	(30)
Live Cattle Future	December 2016	9	(20)
LME Aluminum Future	December 2016	10	—
LME Copper Future	December 2016	5	4
LME Lead Future	December 2016	1	7
LME Nickel Future	December 2016	2	7
LME Zinc Future	December 2016	3	15
Low Sulphur Gas Oil Future	December 2016	6	14
MSCI Taiwan Index Future	October 2016	1	(1)
Natural Gas Future	December 2016	7	(2)
NY Harbor ULSD Future	December 2016	3	7
RBOB Gasoline Future	December 2016	4	15
Russell 2000 Mini Index Future	December 2016	5	11
S&P 500 E-Mini Index Future	December 2016	65	48
S&P MidCap 400 E-Mini Index Future	December 2016	5	4
S&P/Toronto Stock Exchange 60 Index Future	December 2016	2	3
SGX Nifty 50 Index Future	October 2016	9	(2)
Silver Future	December 2016	3	(21)
Soybean Future	January 2017	10	(7)
Soybean Meal Future	December 2016	5	(18)
Soybean Oil Future	December 2016	9	4
Sugar #11 (World Markets) Future	March 2017	13	33
Tokyo Price Index Future	December 2016	8	(9)
U.K. Long Gilt Future	December 2016	15	(17)
U.S. Treasury Note Future, 10-Year	December 2016	168	32
Wheat Future	December 2016	12	(28)
WTI Crude Oil Future	December 2016	18	35
			$252

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter-Party	Notional Amount		Value	Unrealized Gain/(Loss)
BRL/USD	12/21/2016	CIT	BRL	1,909	$573	$5
BRL/USD	12/21/2016	CIT	BRL	491	147	(1)

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2016

Purchased/ Sold	Settlement Date	Counter-Party	Notional Amount		Value	Unrealized Gain/(Loss)
CNH/USD	10/11/2016	CIT	CNH	100	$15	$—
CNH/USD	12/21/2016	CIT	CNH	1,800	268	1
EUR/USD	12/21/2016	CIT	EUR	100	113	—
HKD/USD	12/21/2016	CIT	HKD	412	54	—
HUF/USD	12/21/2016	CIT	HUF	120,819	441	4
HUF/USD	12/21/2016	CIT	HUF	26,281	96	—
INR/USD	12/21/2016	CIT	INR	30,901	457	3
INR/USD	12/21/2016	CIT	INR	4,498	67	—
KRW/USD	12/21/2016	CIT	KRW	778,452	707	10
KRW/USD	12/21/2016	CIT	KRW	408,248	371	(2)
MXN/USD	12/21/2016	CIT	MXN	19,600	1,002	(30)
PLN/USD	12/21/2016	CIT	PLN	3,000	784	6
TRY/USD	12/21/2016	CIT	TRY	3,100	1,016	(12)
USD/CHF	12/21/2016	CIT	CHF	(10)	(12)	—
USD/CHF	12/21/2016	CIT	CHF	(11)	(12)	—
USD/CNH	10/11/2016	CIT	CNH	(100)	(15)	—
USD/CNH	12/21/2016	CIT	CNH	(100)	(15)	—
USD/EUR	12/21/2016	CIT	EUR	(2,488)	(2,806)	(17)
USD/EUR	12/21/2016	CIT	EUR	(4,006)	(4,516)	14
USD/GBP	12/21/2016	CIT	GBP	(1,517)	(1,970)	23
USD/HKD	12/21/2016	CIT	HKD	(240)	(31)	—
USD/HUF	12/21/2016	CIT	HUF	(7,300)	(27)	—
USD/HUF	12/21/2016	CIT	HUF	(1,600)	(6)	—
USD/INR	12/21/2016	CIT	INR	(1,900)	(28)	—
USD/KRW	12/21/2016	CIT	KRW	(66,600)	(60)	—
USD/KRW	12/21/2016	CIT	KRW	(8,800)	(8)	—
USD/MXN	12/21/2016	CIT	MXN	(700)	(36)	1
USD/PLN	12/21/2016	CIT	PLN	(100)	(26)	—
USD/TRY	12/21/2016	CIT	TRY	(100)	(33)	—
USD/ZAR	12/21/2016	CIT	ZAR	(500)	(36)	—
ZAR/USD	12/21/2016	CIT	ZAR	7,500	540	20
					$(2,986)	$25

Schedule of Over the Counter Total Return Swap Agreements

Counterparty	Receiving Return of Reference Entity	Expiration Date	Notional Amount (1)		Unrealized Appreciation / (Depreciation)
BCL	MSCI Taiwan Index Future, Expiration October 2016	10/28/2016		69	$(1)
BOA	Hang Seng China Enterprises Index Future, Expiration October 2016	10/28/2016	HKD	5,334	(7)
BOA	Hang Seng Index Future, Expiration October 2016	10/28/2016	HKD	1,175	(1)
BOA	MSCI Taiwan Index Future, Expiration October 2016	10/28/2016		309	(2)
BOA	SGX Nifty 50 Index Future, Expiration October 2016	10/27/2016		142	(3)
BOA	Swiss Market Index Future, Expiration December 2016	12/16/2016	CHF	325	(1)
GSC	SGX Nifty 50 Index Future, Expiration October 2016	10/27/2016	18		—
MLP	Bovespa Index Future, Expiration October 2016	10/13/2016	BRL	893	(4)
MSC	KOSPI 200 Future, Expiration December 2016	12/08/2016	KRW	130,276	(1)
					$(20)

(1)Notional amount is stated in USD unless otherwise noted.

See accompanying Notes to Schedules of Investments.

JNL/BlackRock Global Long Short Credit Fund

	Shares/Par †	Value
COMMON STOCKS - 0.6%
CANADA - 0.0%
Amaya Inc. (a)	1	$8

NETHERLANDS - 0.2%
NXP Semiconductors NV (a)	7	759

UNITED STATES OF AMERICA - 0.4%
Apple Inc.	7	784
Microsoft Corp.	15	844
		1,628
Total Common Stocks (cost $2,160)		2,395

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 12.6%
AUSTRALIA - 0.4%
Virgin Australia Trust
8.50%, 10/23/16 (b)	$377	378
7.13%, 10/23/18 (b)	687	695
6.00%, 10/23/20 (b)	334	339
		1,412
CANADA - 0.6%
Air Canada Pass-Through Trust
6.63%, 05/15/18 (b)	350	364
5.38%, 05/15/21 (b)	347	358
5.00%, 12/15/23 (b)	1,600	1,610
		2,332
CAYMAN ISLANDS - 1.3%
ALM Loan Funding
4.16%, 04/24/24 (b) (c)	480	468
3.45%, 01/20/26 (b) (c)	250	250
ALM VI Ltd., 4.43%, 07/15/26 (b) (c)	250	248
ALM VII Ltd., 5.19%, 10/19/24 (b) (c)	325	325
Atlas Senior Loan Fund Ltd., 3.52%, 02/17/26 (b) (c)	350	345
BlueMountain CLO Ltd., 6.60%, 04/25/30 (c) (d), EUR	500	557
Carlyle Global Market Strategies CLO Ltd., 5.55%, 01/15/29 (c) (d), EUR	300	287
Dryden 46 Euro CLO BV, 0.00%, 01/15/30 (c) (d) (e), EUR	104	109
ING Investment Management Co., 3.38%, 01/18/26 (b) (c)	255	252
KKR CLO Trust, 1.83%, 07/15/25 (b) (c)	500	498
Lone Star Portfolio Trust REMIC, 6.12%, 09/15/20 (b) (c)	439	439
Madison Park Funding I Ltd., 3.46%, 10/23/25 (b) (c)	320	319
Mountain Hawk CLO Ltd., 1.86%, 07/22/24 (b) (c)	460	456
Octagon Investment Partners XVIII Ltd., 4.52%, 12/16/24 (b) (c)	250	235
OHA Credit Partners VII Ltd., 2.23%, 11/20/23 (b) (c)	315	315
RAIT Preferred Funding II Ltd. REMIC, 0.82%, 06/25/45 (b) (c)	73	71
		5,174
IRELAND - 1.5%
Adagio IV CLO Ltd., 6.65%, 10/15/29 (c) (d), EUR	100	96
Adagio V CLO DAC, 6.70%, 10/15/29 (c) (d), EUR	110	121
ALME Loan Funding
4.86%, 08/15/27 (c) (d), EUR	310	329
5.61%, 08/15/27 (c) (d), EUR	250	239
Arbour CLO Ltd.
5.00%, 06/16/27 (c) (d), EUR	338	357
5.75%, 06/16/27 (c) (d), EUR	336	319
Avoca CLO XIII Ltd., 5.20%, 12/29/27 (c) (d), EUR	250	268
Avoca CLO XIV Ltd.
0.00%, 07/12/28 (d) (f), EUR	400	371
4.75%, 07/12/28 (c) (d), EUR	200	204
5.75%, 07/12/28 (c) (d), EUR	300	274
Avoca CLO XV Ltd.
0.00%, 01/15/29 (c) (d), EUR	500	498
5.00%, 01/15/29 (c) (d), EUR	490	517
6.75%, 01/15/29 (c) (d), EUR	230	212
CVC Cordatus Loan Fund III Ltd., 1.35%, 07/08/27 (c) (d), EUR	580	652
CVC Cordatus Loan Fund VII DAC, 7.00%, 08/15/29 (c) (d), EUR	160	171
SMB Private Education Loan Trust, 3.50%, 03/15/26 (b)	775	762
Sorrento Park CLO Ltd., 5.95%, 11/16/27 (c) (d), EUR	250	236
St. Paul’s CLO VI DAC, 6.50%, 07/22/29 (c) (d), EUR	350	371
		5,997
ITALY - 0.2%
Arianna SPV Srl, 3.60%, 04/20/19 (d), EUR	554	629

LUXEMBOURG - 0.4%
GRACE Mortgage Trust REMIC, 3.71%, 06/10/21 (b) (c)	205	203
Harvest CLO XI
4.95%, 03/26/29 (c) (d), EUR	280	284
0.00%, 03/28/29 (c) (d), EUR	985	1,025
Harvest CLO XVI DAC, 6.40%, 10/15/29 (c) (d), EUR	155	170
		1,682
NETHERLANDS - 1.5%
ALME Loan Funding V BV, 6.00%, 07/15/29 (c) (d), EUR	500	521
Cadogan Square CLO VII BV, 6.00%, 05/25/29 (c) (d), EUR	200	221
Cairn CLO VI BV, 6.25%, 07/25/29 (c) (d), EUR	200	220
Euro-Galaxy IV CLO
3.35%, 07/30/28 (c) (d), EUR	270	291
4.50%, 07/30/28 (c) (d), EUR	365	364
6.25%, 07/30/28 (c) (d), EUR	380	350
Jubilee CDO BV, 4.81%, 01/15/24 (d), EUR	690	554
North Westerly CLO IV BV
0.00%, 01/15/26 (c) (d), EUR	528	426
1.26%, 01/15/26 (c) (d), EUR	1,950	2,196
St. Pauls CLO Ltd., 1.10%, 04/25/28 (c) (d), EUR	500	564
Tikehau CLO BV, 4.60%, 08/04/28 (c) (d), EUR	200	201
		5,908
NORWAY - 0.4%
Norwegian Air Shuttle ASA Pass-Through Trust, 7.50%, 11/10/23 (b)	1,295	1,306

TURKEY - 0.2%
Turk Hava Yollari AO, 4.20%, 03/15/27 (b)	842	804

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
UNITED ARAB EMIRATES - 0.2%
Doric Nimrod Air Alpha Pass-Through Trust, 5.25%, 05/30/23 (b)	806	848

UNITED KINGDOM - 0.1%
Paragon Mortgages No. 13 Plc, 0.86%, 01/15/39 (c) (d)	557	512

UNITED STATES OF AMERICA - 5.8%
American Airlines Pass-Through Trust
6.00%, 01/15/17 (b)	2,290	2,313
6.13%, 07/15/18 (b)	1,750	1,824
6.98%, 05/23/21	605	614
Carlyle Global Market Strategies Euro CLO Ltd.
5.50%, 09/21/29 (c) (d), EUR	200	223
6.50%, 09/21/29 (c) (d), EUR	130	124
CDGJ Commercial Mortgage Trust REMIC, 4.77%, 11/15/16 (b) (c)	281	278
CFCRE Commercial Mortgage Trust Interest Only REMIC, 1.94%, 05/10/58 (c)	1,868	230
Continental Airlines Pass-Through Certificates, 6.13%, 04/29/18	397	415
Core Industrial Trust REMIC
3.98%, 02/10/22 (b) (c)	380	378
3.98%, 02/10/22 (b) (c)	360	339
Credit Acceptance Auto Loan Trust
3.04%, 01/15/19 (b)	305	309
3.76%, 01/15/19 (b)	250	250
2.61%, 01/17/23 (b)	260	261
DCP Rights LLC, 5.46%, 10/25/21 (b)	264	259
Delta Air Lines Pass-Through Trust, 4.25%, 07/30/23	1,422	1,468
Flatiron CLO Ltd.
5.21%, 10/25/24 (b) (c)	250	250
2.08%, 01/17/26 (b) (c)	345	344
GAHR Commercial Mortgage Trust REMIC
3.49%, 12/15/19 (b) (c)	705	691
3.49%, 12/15/19 (b) (c)	380	361
3.49%, 12/15/19 (b) (c)	875	806
Hilton USA Trust REMIC, 5.61%, 11/05/18 (b) (c)	374	375
LB-UBS Commercial Mortgage Trust REMIC
6.08%, 06/15/38 (c)	290	290
5.48%, 02/15/40	60	60
Navient Private Education Loan Trust
2.22%, 07/15/24 (b) (c)	295	303
3.50%, 12/15/24 (b)	100	99
OneMain Financial Issuance Trust
2.43%, 08/18/17 (b)	245	246
3.19%, 01/18/18 (b)	290	293
3.85%, 01/18/18 (b)	290	295
2.57%, 10/18/18 (b)	765	768
3.10%, 01/18/19 (b)	155	155
SLM Private Education Loan Trust
2.77%, 05/15/19 (b) (c)	630	656
3.00%, 12/15/19 (b)	360	356
Springleaf Funding Trust, 3.16%, 05/15/19 (b)	475	481
United Airlines Inc. Pass-Through Trust
4.63%, 09/03/22	470	477
4.30%, 08/15/25	776	846
US Airways Pass-Through Trust
5.45%, 06/03/18	2,700	2,767
8.00%, 10/01/19	183	202
6.75%, 06/03/21	576	627
5.38%, 11/15/21	1,469	1,527
Wells Fargo Commercial Mortgage Trust REMIC, 3.85%, 11/15/25	200	151
		22,711
Total Non-U.S. Government Agency Asset- Backed Securities (cost $50,396)		49,315

CORPORATE BONDS AND NOTES - 48.7%
CANADA - 2.2%
1011778 BC Unltd. Liability Co., 6.00%, 04/01/22 (b)	940	985
Air Canada, 6.75%, 10/01/19 (b)	875	903
Canadian Natural Resources Ltd., 6.25%, 03/15/38	1,130	1,266
Cenovus Energy Inc., 5.70%, 10/15/19	2,737	2,938
MDC Partners Inc., 6.50%, 05/01/24 (b)	146	134
Teck Resources Ltd.
8.00%, 06/01/21 (b)	85	93
8.50%, 06/01/24 (b)	524	600
6.00%, 08/15/40	730	679
6.25%, 07/15/41	523	501
5.20%, 03/01/42	53	45
Transcanada Trust, 5.87%, 08/15/76	617	653
		8,797
FRANCE - 1.3%
Air Liquide Finance SA
2.25%, 09/27/23 (b)	255	255
2.50%, 09/27/26 (b)	300	302
3.50%, 09/27/46 (b)	220	223
Areva SA, 4.88%, 09/23/24, EUR	300	341
BNP Paribas Cardif SA, 4.03%, (callable at 100 beginning 11/25/25) (d) (g), EUR	500	557
Casino Guichard Perrachon SA
2.33%, 02/07/25 (h), EUR	600	683
2.80%, 08/05/26 (d) (h), EUR	600	714
Credit Agricole Assurances SA, 4.25%, (callable at 100 beginning 01/13/25) (d) (g), EUR	800	883
Credit Agricole SA, 6.50%, (callable at 100 beginning 06/23/21) (d) (g), EUR	300	335
Lion/Seneca France 2, 7.88%, 04/15/19 (d), EUR	240	244
Numericable-SFR SA, 7.38%, 05/01/26 (b)	623	637
		5,174
GERMANY - 2.4%
Aroundtown Property Holdings Plc, 3.00%, 05/05/20 (d) (i), EUR	1,300	1,949
Commerzbank AG, 7.75%, 03/16/21, EUR	900	1,182
HSH Nordbank AG
7.25%, (callable at 100 beginning 12/30/16) (g)	2,364	606
0.50%, 02/14/17 (c), EUR	1,208	1,310
0.54%, 02/14/17 (c) (d), EUR	544	590
Schaeffler Holding Finance BV
6.25%, 11/15/19 (b) (j)	200	207
5.75%, 11/15/21 (d) (j), EUR	228	280
6.75%, 11/15/22 (b) (j)	137	157
Schaeffler Verwaltung Zwei GmbH
2.75%, 09/15/21 (d) (j), EUR	325	364
3.25%, 09/15/23 (d) (j), EUR	525	587
4.75%, 09/15/26 (b) (j)	200	201
Unitymedia Hessen GmbH & Co. KG
5.63%, 04/15/23 (d), EUR	80	95
4.00%, 01/15/25 (d), EUR	655	756
3.50%, 01/15/27 (d), EUR	600	664

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
6.25%, 01/15/29 (d), EUR	400	500
		9,447
IRELAND - 0.6%
AerCap Ireland Capital Ltd.
4.25%, 07/01/20	832	863
4.63%, 07/01/22	534	561
Ardagh Packaging Finance Plc
4.07%, 05/15/21 (b) (c)	400	406
4.63%, 05/15/23 (b)	200	201
7.25%, 05/15/24 (b)	200	214
		2,245
ITALY - 2.1%
Intesa Sanpaolo SpA
7.00%, (callable at 100 beginning 01/19/21) (d) (g), EUR	1,325	1,377
6.63%, 09/13/23 (d), EUR	810	1,066
3.93%, 09/15/26 (d), EUR	650	736
Meccanica Holdings USA Inc., 7.38%, 07/15/39 (b)	230	252
Telecom Italia Finance SA
6.13%, 11/15/16 (d) (i), EUR	200	221
7.75%, 01/24/33, EUR	510	764
Telecom Italia SpA, 3.63%, 01/19/24 (d), EUR	300	358
UniCredit SpA
6.95%, 10/31/22 (d), EUR	620	785
5.75%, 10/28/25 (d), EUR	1,735	2,033
Wind Acquisition Finance SA, 7.38%, 04/23/21 (b)	500	523
		8,115
JERSEY - 0.1%
Enterprise Funding Ltd., 3.50%, 09/10/20 (d) (i), GBP	300	302

LUXEMBOURG - 0.8%
Allied Irish Banks Plc, 4.13%, 11/26/25 (d), EUR	350	378
APERAM, 0.63%, 07/08/21 (d) (i)	800	986
Atalaya Luxco, 11.50%, 05/30/20 (d) (e) (j) (k), EUR	1,087	1,264
Bilbao Luxembourg SA, 10.50%, 12/01/18 (d) (j), EUR	321	360
Matterhorn Telecom SA, 3.88%, 05/01/22 (d), EUR	200	224
		3,212
NETHERLANDS - 1.7%
ABN AMRO Bank NV, 5.75%, (callable at 100 beginning 09/22/20) (d) (g), EUR	300	332
Cooperatieve Rabobank U.A., 6.62%, (callable at 100 beginning 06/29/21) (d) (g), EUR	200	236
Petrobras Global Finance BV
4.75%, 01/14/25, EUR	200	208
8.75%, 05/23/26	200	221
6.63%, 01/16/34, GBP	220	250
Sensata Technologies BV, 5.00%, 10/01/25 (b)	160	164
Shell International Finance BV
1.75%, 09/12/21	1,000	994
2.50%, 09/12/26	1,000	984
3.75%, 09/12/46	2,000	1,982
Teva Pharmaceutical Finance III BV, 4.10%, 10/01/46	1,250	1,247
		6,618
PORTUGAL - 0.3%
Banco Espirito Santo SA
0.00%, 05/08/17 (a) (d) (e) (l), EUR	400	105
0.00%, 01/15/18 (a) (d) (e) (l), EUR	1,200	317
0.00%, 01/21/19 (a) (d) (e) (l), EUR	2,200	581
		1,003
SPAIN - 2.9%
Banco Bilbao Vizcaya Argentaria SA
6.75%, (callable at 100 beginning 02/18/20) (d) (g), EUR	400	416
7.00%, (callable at 100 beginning 02/19/19) (d) (g) (i), EUR	800	836
8.87%, (callable at 100 beginning 04/14/21) (d) (g) (i), EUR	400	472
9.00%, (callable at 100 beginning 05/09/18) (d) (g) (i)	600	614
Banco Popular Espanol SA
8.25%, (callable at 100 beginning 04/10/20) (d) (g) (i), EUR	400	406
11.50%, (callable at 100 beginning 10/10/18) (d) (g) (i), EUR	700	810
Banco Santander SA, 6.25%, (callable at 100 beginning 03/12/19) (d) (g) (i), EUR	1,600	1,609
Bankia SA, 4.00%, 05/22/24 (d), EUR	3,200	3,565
BPE Financiaciones SA, 2.00%, 02/03/20 (d), EUR	1,200	1,373
Gas Natural Fenosa Finance BV, 3.37%, (callable at 100 beginning 04/24/24) (d) (g), EUR	300	321
PortAventura Entertainment Barcelona BV, 5.33%, 12/01/19 (c) (d), EUR	100	113
Santander Issuances SAU, 3.25%, 04/04/26 (d), EUR	400	458
Telefonica Europe BV
3.75%, (callable at 100 beginning 03/15/22) (g), EUR	200	223
5.87%, (callable at 100 beginning 03/31/24) (d) (g), EUR	200	242
		11,458
SWITZERLAND - 0.6%
Credit Suisse Group AG, 6.25%, (callable at 100 beginning 12/18/24) (b) (g)	400	379
UBS AG, 4.75%, 02/12/26 (d), EUR	935	1,118
UBS Group AG
5.75%, (callable at 100 beginning 02/19/22) (d) (g), EUR	250	289
6.87%, (callable at 100 beginning 03/22/21) (d) (g)	450	444
7.00%, (callable at 100 beginning 02/19/25) (d) (g)	225	237
		2,467
UNITED KINGDOM - 3.1%
Annington Finance No. 5 Plc, 13.00%, 01/15/23 (d) (j), GBP	237	357
Cognita Financing Plc, 7.75%, 08/15/21 (d), GBP	100	135
HBOS Capital Funding LP, 6.85%, (callable at 100 beginning 12/23/16) (d) (g)	130	132
Iceland Bondco Plc, 6.75%, 07/15/24 (d), GBP	100	119
Ineos Finance Plc, 4.00%, 05/01/23 (d), EUR	1,010	1,136
Mercury Bondco Plc, 8.25%, 05/30/21 (d) (j), EUR	200	232
New Look Secured Issuer Plc, 6.50%, 07/01/22 (d), GBP	970	1,159
Pension Insurance Corp. Plc, 6.50%, 07/03/24 (d), GBP	175	225
Pizzaexpress Financing 2 Plc, 6.63%, 08/01/21 (d), GBP	500	631

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Punch Taverns Finance B Ltd.
5.94%, 09/30/22, GBP	940	1,168
5.27%, 03/30/24, GBP	159	187
Punch Taverns Finance Plc
0.53%, 07/15/21 (c) (d), GBP	98	115
6.03%, 10/15/27 (c) (d), GBP	528	582
Synlab Unsecured Bondco Plc, 8.25%, 07/01/23 (d), EUR	200	239
Tullow Oil Jersey Ltd., 6.63%, 07/12/21 (d)	200	239
Unique Pub Finance Co. Plc
7.40%, 03/30/24 (d), GBP	195	255
5.66%, 06/30/27, GBP	1,109	1,499
6.46%, 03/30/32 (d), GBP	491	541
Virgin Media Receivables Financing Notes I DAC, 5.50%, 09/15/24 (d), GBP	450	582
Virgin Media Secured Finance Plc
5.50%, 01/15/25 (d), GBP	180	240
4.88%, 01/15/27 (d), GBP	400	519
6.25%, 03/28/29 (d), GBP	605	838
Vodafone Group Plc, 3.00%, 08/12/56 (d), GBP	205	255
Voyage Care Bondco Plc, 11.00%, 02/01/19 (d), GBP	450	574
		11,959
UNITED STATES OF AMERICA - 30.6%
Actavis Funding SCS
4.55%, 03/15/35	990	1,054
4.85%, 06/15/44	990	1,092
4.75%, 03/15/45	1,300	1,425
Activision Blizzard Inc., 3.40%, 09/15/26	220	221
Aetna Inc., 2.80%, 06/15/23	1,750	1,788
Air Lease Corp., 3.00%, 09/15/23	315	311
Albertsons Cos. LLC, 6.63%, 06/15/24 (b)	113	118
Alere Inc.
6.50%, 06/15/20	865	865
6.38%, 07/01/23 (b)	585	597
AMC Networks Inc., 5.00%, 04/01/24	908	913
American Airlines Group Inc., 4.63%, 03/01/20 (b)	515	520
Amgen Inc.
1.85%, 08/19/21	1,485	1,476
2.60%, 08/19/26	1,485	1,462
4.40%, 05/01/45	1,475	1,553
Amsurg Corp., 5.63%, 07/15/22	390	399
AT&T Inc., 0.00%, 11/27/22 (b) (f)	3,000	2,483
Bank of New York Mellon Corp.
4.63%, (callable at 100 beginning 09/20/26) (g)	879	866
2.20%, 08/16/23	1,485	1,481
Baxter International Inc.
1.70%, 08/15/21	1,485	1,474
2.60%, 08/15/26	1,980	1,958
3.50%, 08/15/46	1,485	1,403
Blackstone CQP Holdco LP, 9.30%, 03/31/19 (d) (k)	700	708
Capital One Financial Corp., 3.75%, 07/28/26	1,160	1,166
CCO Holdings LLC
5.88%, 04/01/24 (b)	245	261
5.75%, 02/15/26 (b)	121	128
5.88%, 05/01/27 (b)	350	373
Cheniere Corpus Christi Holdings LLC, 7.00%, 06/30/24 (b)	126	136
Citigroup Inc., 4.13%, 07/25/28	900	919
Clear Channel Worldwide Holdings Inc., 6.50%, 11/15/22	325	338
Comcast Corp.
1.63%, 01/15/22	1,190	1,180
2.35%, 01/15/27	1,350	1,329
CSC Holdings LLC, 5.25%, 06/01/24	75	71
DaVita HealthCare Partners Inc., 5.00%, 05/01/25	364	365
Diamond 1 Finance Corp.
5.88%, 06/15/21 (b)	775	823
7.13%, 06/15/24 (b)	1,266	1,392
6.02%, 06/15/26 (b)	2,130	2,336
DJO Finco LLC, 8.13%, 06/15/21 (b)	373	346
Dollar Tree Inc.
5.25%, 03/01/20	20	21
5.75%, 03/01/23	395	425
Duke Energy Corp.
1.80%, 09/01/21	1,485	1,477
2.65%, 09/01/26	990	972
EMC Corp., 1.88%, 06/01/18	90	88
Endo Finance LLC
6.00%, 07/15/23 (b)	400	364
6.50%, 02/01/25 (b) (h)	200	177
Energy Transfer Partners LP
6.50%, 02/01/42	903	944
6.13%, 12/15/45	875	912
EnLink Midstream Partners LP, 4.85%, 07/15/26	730	735
Equinix Inc.
5.38%, 01/01/22	300	317
5.75%, 01/01/25	250	266
5.88%, 01/15/26	131	141
ESH Hospitality Inc., 5.25%, 05/01/25 (b)	169	169
Exelon Corp., 2.45%, 04/15/21	700	714
FedEx Corp.
4.10%, 02/01/45	560	580
4.55%, 04/01/46	1,420	1,582
First Data Corp.
5.38%, 08/15/23 (b)	116	119
7.00%, 12/01/23 (b)	704	744
5.75%, 01/15/24 (b)	284	292
Florida East Coast Holdings Corp., 6.75%, 05/01/19 (b) (p)	427	438
Freeport-McMoRan Copper & Gold Inc., 2.38%, 03/15/18	56	55
General Dynamics Corp., 1.88%, 08/15/23	1,485	1,473
Gilead Sciences Inc.
3.65%, 03/01/26	990	1,066
4.00%, 09/01/36	500	511
4.15%, 03/01/47	650	668
Goldman Sachs Group Inc., 2.24%, 11/15/21 (c)	1,500	1,493
Halliburton Co., 5.00%, 11/15/45	1,505	1,647
HCA Inc.
4.25%, 10/15/19	742	774
5.38%, 02/01/25	134	138
HD Supply Inc.
7.50%, 07/15/20	197	204
5.25%, 12/15/21 (b)	817	864
Herc Spinoff Escrow Issuer LLC
7.50%, 06/01/22 (b)	1,090	1,128
7.75%, 06/01/24 (b)	650	668
Hertz Corp., 5.50%, 10/15/24 (b)	677	674
Hess Corp.
4.30%, 04/01/27	1,000	1,008
5.80%, 04/01/47	1,685	1,725
Hilton Worldwide Finance LLC, 5.63%, 10/15/21	425	438
Hologic Inc., 5.25%, 07/15/22 (b)	100	106
Huntington Ingalls Industries Inc., 5.00%, 12/15/21 (b)	431	453
Icahn Enterprises LP, 4.88%, 03/15/19	260	261
Italics Merger Sub Inc., 7.13%, 07/15/23 (b)	1,343	1,249

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Jaguar Holding Co. II, 6.38%, 08/01/23 (b)	245	255
JPMorgan Chase & Co., 2.30%, 08/15/21	4,945	4,956
JPMorgan Chase Capital XXI, 1.71%, 02/02/37 (c)	1,250	1,000
JPMorgan Chase Capital XXIII, 1.82%, 05/15/47 (c)	517	392
KFC Holding Co., 5.00%, 06/01/24 (b)	53	55
KLX Inc., 5.88%, 12/01/22 (b)	85	88
Lam Research Corp.
2.80%, 06/15/21	366	376
3.45%, 06/15/23	764	782
Level 3 Financing Inc.
6.13%, 01/15/21	662	687
5.13%, 05/01/23	142	146
5.38%, 01/15/24	90	94
LGE HoldCo VI BV, 7.13%, 05/15/24 (d), EUR	570	713
Mallinckrodt International Finance SA
4.88%, 04/15/20 (b)	46	47
5.75%, 08/01/22 (b)	1,470	1,450
5.50%, 04/15/25 (b)	770	731
Meccanica Holdings USA Inc., 6.25%, 01/15/40 (b)	1,120	1,098
MGM Resorts International, 6.00%, 03/15/23	111	120
MGP Escrow Issuer LLC, 5.63%, 05/01/24 (b)	132	143
Micron Technology Inc.
5.25%, 08/01/23 (b) (p)	2,545	2,494
7.50%, 09/15/23 (b)	1,015	1,127
5.63%, 01/15/26 (b)	1,200	1,155
MPLX LP, 4.50%, 07/15/23	685	699
Mylan NV
3.95%, 06/15/26 (b) (p)	1,500	1,512
5.25%, 06/15/46 (b)	1,663	1,766
NBTY Inc., 7.63%, 05/15/21 (b)	151	154
Nexstar Escrow Corp., 5.63%, 08/01/24 (b)	90	91
Northwest Florida Timber Finance LLC, 4.75%, 03/04/29 (b)	605	535
Novelis Corp.
6.25%, 08/15/24 (b)	268	285
5.88%, 09/30/26 (b)	197	202
NRG Energy Inc., 6.63%, 01/15/27 (b)	171	168
Nuance Communications Inc., 5.38%, 08/15/20 (b)	85	87
Nvidia Corp., 3.20%, 09/16/26	390	394
Oracle Corp.
1.90%, 09/15/21	1,500	1,504
2.40%, 09/15/23	1,350	1,361
Post Holdings Inc.
7.75%, 03/15/24 (b)	179	200
8.00%, 07/15/25 (b)	88	101
5.00%, 08/15/26 (b)	123	122
PQ Corp., 6.75%, 11/15/22 (b)	58	61
Prime Security Services Borrower LLC, 9.25%, 05/15/23 (b)	1,238	1,349
Project Homestake Merger Corp., 8.88%, 03/01/23 (b)	545	582
Qorvo Inc.
6.75%, 12/01/23	1,010	1,090
7.00%, 12/01/25	1,156	1,253
QUALCOMM Inc., 4.80%, 05/20/45	675	739
Realogy Group LLC, 4.88%, 06/01/23 (b)	139	141
RegionalCare Hospital Partners Holdings Inc., 8.25%, 05/01/23 (b)	98	101
Reynolds Group Issuer Inc.
4.13%, 07/15/21 (b) (c)	173	176
7.00%, 07/15/24 (b)	68	73
Rite Aid Corp., 6.13%, 04/01/23 (b)	1,659	1,788
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (h)	174	185
6.25%, 03/15/22	276	302
5.88%, 06/30/26 (b)	144	157
Sabine Pass LNG LP, 7.50%, 11/30/16	225	227
Sabre GLBL Inc.
5.38%, 04/15/23 (b)	832	855
5.25%, 11/15/23 (b)	262	267
SBA Communications Corp., 4.88%, 09/01/24 (b)	163	164
Sealed Air Corp., 5.13%, 12/01/24 (b)	400	423
Spectrum Brands Inc., 5.75%, 07/15/25	317	342
Sprint Communications Inc., 9.00%, 11/15/18 (b)	189	208
Standard Industries Inc., 5.13%, 02/15/21 (b)	51	54
Symantec Corp., 3.95%, 06/15/22	320	327
T-Mobile USA Inc.
6.63%, 04/28/21	172	181
6.73%, 04/28/22	79	83
6.00%, 03/01/23	81	87
6.50%, 01/15/24	240	260
6.38%, 03/01/25	340	370
Tenet Healthcare Corp.
5.00%, 03/01/19	556	546
4.35%, 06/15/20 (c)	500	503
6.00%, 10/01/20	247	261
Time Warner Cable Inc.
5.00%, 02/01/20	1,221	1,324
5.88%, 11/15/40	1,485	1,652
TJX Cos. Inc., 2.25%, 09/15/26	1,000	985
TransDigm Inc.
6.00%, 07/15/22	308	325
6.50%, 07/15/24	418	440
United States Steel Corp., 8.38%, 07/01/21 (b)	99	108
Univision Communications Inc.
8.50%, 05/15/21 (b)	649	672
5.13%, 05/15/23 (b)	1,160	1,174
5.13%, 02/15/25 (b)	88	89
Valero Energy Corp., 3.40%, 09/15/26	1,000	988
Viacom Inc., 4.38%, 03/15/43	1,000	922
Walgreens Boots Alliance Inc., 4.80%, 11/18/44	676	747
Wayne Merger Sub LLC, 8.25%, 08/01/23 (b)	150	152
Weatherford International Ltd., 7.75%, 06/15/21	123	122
WellPoint Inc.
5.85%, 01/15/36	390	476
4.65%, 01/15/43	270	295
Western Digital Corp.
7.38%, 04/01/23 (b)	1,344	1,475
10.50%, 04/01/24 (b) (p)	3,409	3,959
XPO Logistics Inc., 6.50%, 06/15/22 (b)	234	245
Zayo Group LLC, 6.38%, 05/15/25	138	147
		119,952
VENEZUELA - 0.0%
Petroleos de Venezuela SA, 6.00%, 11/15/26 (d)	300	126
Total Corporate Bonds and Notes (cost $193,512)		190,875

GOVERNMENT AND AGENCY OBLIGATIONS - 6.3%
ARGENTINA - 0.1%
Argentina Republic Government International Bond, 6.88%, 04/22/21 (d)	425	463

BELARUS - 0.0%
Republic of Belarus, 8.95%, 01/26/18 (d)	100	105

See accompanying Notes to Schedules of Investments.

	Shares/Par/Contracts †	Value
BRAZIL - 0.4%
Brazilian Government International Bond, 2.88%, 04/01/21, EUR	1,300	1,487

CROATIA - 0.1%
Croatia Government International Bond, 3.88%, 05/30/22 (d), EUR	400	486

CÔTE D’IVOIRE - 0.0%
Ivory Coast Government International Bond, 5.75%, 12/31/32 (d)	99	97

DOMINICAN REPUBLIC - 0.1%
Dominican Republic International Bond, 7.45%, 04/30/44 (d)	200	237

GREECE - 0.1%
Hellenic Republic Government Bond, 3.00%, 02/24/24 (d) (h), EUR	600	493

HUNGARY - 0.1%
Hungary Government International Bond, 5.38%, 03/25/24	320	372

INDONESIA - 0.1%
Indonesia Government International Bond, 2.88%, 07/08/21 (d), EUR	440	528

PORTUGAL - 0.2%
Portugal Government International Bond, 5.13%, 10/15/24 (d)	725	722

RUSSIAN FEDERATION - 0.3%
Russia Government Bond, 3.25%, 04/04/17 (d)	400	403
Russia Government International Bond, 5.00%, 04/29/20 (d)	600	647
		1,050
SERBIA - 0.2%
Republic of Serbia, 5.88%, 12/03/18 (d)	520	551
Serbia International Bond, 4.88%, 02/25/20 (d)	400	418
		969
UNITED STATES OF AMERICA - 4.6%
U.S. Treasury Note
0.75%, 07/31/18 - 08/15/19	456	455
1.13%, 06/30/21 - 08/31/21	7,025	7,017
1.38%, 06/30/23 - 08/31/23	10,412	10,395
		17,867
VENEZUELA - 0.0%
Venezuela Government International Bond, 11.75%, 10/21/26 (d)	100	59
Total Government and Agency Obligations (cost $24,902)		24,935

PURCHASED OPTIONS - 0.1%
Abbott Laboratories Put Option, Strike Price 41, Expiration 10/21/16	50	3
Alere Inc. Put Option, Strike Price 31, Expiration 01/20/17	70	4
Apple Inc. Call Option, Strike Price 110, Expiration 10/21/16	40	16
Apple Inc. Call Option, Strike Price 115, Expiration 10/21/16	100	11
Calpine Corp. Put Option, Strike Price 11, Expiration 10/21/16	100	1
Caterpillar Inc. Put Option, Strike Price 65, Expiration 11/18/16	50	1
Caterpillar Inc. Put Option, Strike Price 75, Expiration 11/18/16	85	3
Caterpillar Inc. Put Option, Strike Price 80, Expiration 10/21/16	130	3
Chesapeake Energy Corp. Put Option, Strike Price 4.50, Expiration 10/21/16	100	1
Chesapeake Energy Corp. Put Option, Strike Price 5, Expiration 10/21/16	100	1
Chesapeake Energy Corp. Put Option, Strike Price 5, Expiration 11/18/16	115	3
Chicago Board Options Exchange SPX Volatility Index Call Option, Strike Price 25, Expiration 10/19/16	220	5
Energy Select Sector SPDR Fund Call Option, Strike Price 73, Expiration 10/21/16	125	5
Euro Stoxx 50 Index Put Option, Strike Price EUR 3,000, Expiration 10/21/16	69	39
Euro Stoxx 50 Index Put Option, Strike Price EUR 3,050, Expiration 10/21/16	12	10
Euro Stoxx 50 Index Put Option, Strike Price EUR 3,075, Expiration 10/21/16	126	128
Financial Select Sector SPDR Fund Put Option, Strike Price 18, Expiration 10/21/16	150	1
Financial Select Sector SPDR Fund Put Option, Strike Price 18, Expiration 11/18/16	535	9
Financial Select Sector SPDR Fund Put Option, Strike Price 22, Expiration 11/18/16	150	3
General Electric Co. Put Option, Strike Price 28, Expiration 10/21/16	150	1
Health Care Select Sector SPDR Fund Put Option, Strike Price 71, Expiration 10/21/16	85	5
Health Care Select Sector SPDR Fund Put Option, Strike Price 72, Expiration 10/21/16	100	9
Herc Holdings Inc. Put Option, Strike Price 25, Expiration 12/16/16	25	1
Industrial Select Sector SPDR Fund Put Option, Strike Price 54, Expiration 12/16/16	50	3
Industrial Select Sector SPDR Fund Put Option, Strike Price 55, Expiration 11/18/16	100	4
Industrial Select Sector SPDR Fund Put Option, Strike Price 56, Expiration 10/21/16	75	1
Industrial Select Sector SPDR Fund Put Option, Strike Price 57, Expiration 10/21/16	175	6
Industrial Select Sector SPDR Fund Put Option, Strike Price 58, Expiration 10/21/16	100	6
Intel Corp. Put Option, Strike Price 32, Expiration 10/21/16	100	—
iShares iBoxx USD High Yield Corporate Bond ETF Put Option, Strike Price 82, Expiration 11/18/16	100	3
iShares iBoxx USD High Yield Corporate Bond ETF Put Option, Strike Price 84, Expiration 10/21/16	50	—
iShares iBoxx USD High Yield Corporate Bond ETF Put Option, Strike Price 85, Expiration 10/21/16	345	8

See accompanying Notes to Schedules of Investments.

	Shares/Par/Contracts †	Value
iShares iBoxx USD High Yield Corporate Bond ETF Put Option, Strike Price 86, Expiration 10/21/16	370	14
iShares iBoxx USD Investment Grade Corporate Bond EFT Put Option, Strike Price 117, Expiration 12/16/16	80	3
iShares iBoxx USD Investment Grade Corporate Bond EFT Put Option, Strike Price 121, Expiration 10/21/16	250	8
iShares iBoxx USD Investment Grade Corporate Bond EFT Put Option, Strike Price 122, Expiration 10/21/16	125	5
iShares iBoxx USD Investment Grade Corporate Bond ETF Put Option, Strike Price 119, Expiration 10/21/16	150	2
iShares MSCI Emerging Markets ETF Call Option, Strike Price 39, Expiration 10/21/16	150	2
iShares Russell 2000 ETF Put Option, Strike Price 112, Expiration 10/21/16	75	1
iShares Russell 2000 ETF Put Option, Strike Price 118, Expiration 10/21/16	210	9
iShares US Preferred Stock ETF Put Option, Strike Price 38, Expiration 11/18/16	285	6
iShares US Preferred Stock ETF Put Option, Strike Price 39, Expiration 10/21/16	150	2
Mallinckrodt Plc Put Option, Strike Price 65, Expiration 10/21/16	50	6
Mallinckrodt Plc Put Option, Strike Price 65, Expiration 11/18/16	20	5
Micron Technology Inc. Put Option, Strike Price 10, Expiration 10/21/16	360	—
Micron Technology Inc. Put Option, Strike Price 12, Expiration 10/21/16	190	1
Micron Technology Inc. Put Option, Strike Price 13, Expiration 10/21/16	100	—
Micron Technology Inc. Put Option, Strike Price 14, Expiration 11/18/16	125	2
Micron Technology Inc. Put Option, Strike Price 15, Expiration 10/21/16	100	1
Micron Technology Inc. Put Option, Strike Price 15, Expiration 11/18/16	125	3
Micron Technology Inc. Put Option, Strike Price 8, Expiration 10/21/16	180	—
Microsoft Corp. Call Option, Strike Price 60, Expiration 10/21/16	210	10
Microsoft Corp. Call Option, Strike Price 60, Expiration 11/18/16	80	6
NXP Semiconductors NV Call Option, Strike Price 90, Expiration 10/21/16	50	66
Olin Corp. Put Option, Strike Price 20, Expiration 10/21/16	25	1
PowerShares QQQ Trust Series 1 Call Option, Strike Price 120, Expiration 09/30/16	185	—
PowerShares QQQ Trust Series 1 Call Option, Strike Price 122, Expiration 10/21/16	75	1
PowerShares QQQ Trust Series 1 Put Option, Strike Price 107, Expiration 10/21/16	125	1
PowerShares QQQ Trust Series 1 Put Option, Strike Price 108, Expiration 09/30/16	100	—
PowerShares QQQ Trust Series 1 Put Option, Strike Price 114, Expiration 10/21/16	165	7
Put Swaption, 3-Month LIBOR, Exercise Rate 1.65%, Expiration 10/26/16, CIT	8,000,000	—
Put Swaption, 3-Month LIBOR, Exercise Rate 1.95%, Expiration 10/25/16, CIT	7,000,000	—
Qorvo Inc. Put Option, Strike Price 45, Expiration 11/18/16	35	2
Rite Aid Corp. Put Option, Strike Price 7, Expiration 10/21/16	90	1
SPDR Dow Jones Industrial Average ETF Call Option, Strike Price 185, Expiration 09/30/16	140	—
SPDR Dow Jones Industrial Average ETF Call Option, Strike Price 187, Expiration 10/21/16	50	1
SPDR S&P 500 ETF Trust Call Option, Strike Price 220, Expiration 09/30/16	160	—
SPDR S&P 500 ETF Trust Call Option, Strike Price 221, Expiration 10/21/16	40	1
SPDR S&P 500 ETF Trust Put Option, Strike Price 210, Expiration 10/21/16	75	7
SPDR S&P 500 ETF Trust Put Option, Strike Price 211, Expiration 10/21/16	170	18
SPDR S&P Oil & Gas Exploration & Production ETF Put Option, Strike Price 36, Expiration 10/28/16	100	6
Union Pacific Corp. Put Option, Strike Price 90, Expiration 10/21/16	100	4
Western Digital Corp. Call Option, Strike Price 60, Expiration 10/21/16	50	6
Western Digital Corp. Call Option, Strike Price 65, Expiration 11/18/16	25	3
Western Digital Corp. Put Option, Strike Price 30, Expiration 10/21/16	45	—
Western Digital Corp. Put Option, Strike Price 40, Expiration 10/21/16	135	—
Western Digital Corp. Put Option, Strike Price 45, Expiration 11/18/16	75	3
Total Purchased Options (cost $873)		508

VARIABLE RATE SENIOR LOAN INTERESTS - 13.8% (c)
AUSTRIA - 0.2%
Constantinople Lux I SARL Term Loan B-1, 4.75%, 06/30/22, EUR	647	732
Constantinople Lux I SARL Term Loan B-2, 4.75%, 04/30/22, EUR	97	109
		841
BELGIUM - 0.0%
Telenet International Finance SARL Term Loan AD, 4.36%, 05/03/24	81	81

CANADA - 0.0%
Ceva Logistics Canada ULC Term Loan, 6.50%, 03/18/21	9	7

CAYMAN ISLANDS - 1.0%
Avago Technologies Cayman Ltd. Term Loan B-3, 3.52%, 02/01/23	3,651	3,693

GERMANY - 0.3%
Springer SBM Two GmbH Term Loan, 9.00%, 08/14/21 (b) (e), EUR	344	386
Springer SBM Two GmbH Term Loan B-8, 4.50%, 08/14/20, EUR	792	888
		1,274

See accompanying Notes to Schedules of Investments.

LUXEMBOURG - 0.8%
Azelis Finance SA 1st Lien Term Loan, 6.50%, 11/19/22, EUR	364	410
Endo Luxembourg Finance Co. I SARL Term Loan B, 3.75%, 06/30/22	279	278
Gol LuxCo SA 1st Lien Term Loan, 6.50%, 08/18/20	1,594	1,608
Lully Finance SARL 2nd Lien Term Loan B-2, 9.25%, 07/30/23, EUR	100	114
Neptune Finco Corp. Term Loan B, 5.00%, 09/16/22	259	259
Sisal SpA Term Loan, 3.63%, 12/31/17, EUR	303	339
		3,008
NETHERLANDS - 0.2%
Ceva Intercompany BV Term Loan, 6.50%, 03/18/21	51	41
NXP BV Term Loan F, 3.36%, 12/07/20	828	831
		872
SPAIN - 0.2%
Capio Sanidad Senior 2nd Lien Term Loan, 8.25%, 11/28/22, EUR	200	226
Car Rentals Subsidiary SLU Term Loan B, 6.00%, 06/30/20, EUR	450	506
		732
UNITED KINGDOM - 0.1%
Altice US Finance I Corp. Extended Term Loan, 4.25%, 12/14/22	70	70
Ceva Logistics BV Senior 1st Lien Term Loan, 6.50%, 03/12/21	49	39
Optima Sub-Finco Ltd. Term Loan B-2, 5.00%, 01/21/23, EUR	384	433
		542
UNITED STATES OF AMERICA - 11.0%
1011778 B.C. Unltd. Liability Co. Term Loan B-2, 3.75%, 12/10/21	331	333
Advantage Sales and Marketing Inc. 1st Lien Term Loan, 4.25%, 07/07/20	45	44
Alere Inc. Term Loan B, 4.25%, 06/15/22	1,330	1,318
Alliant Holdings I Inc. Term Loan B, 4.75%, 08/12/22	275	275
AMAYA Holdings BV 1st Lien Term Loan, 5.00%, 07/29/21	270	270
American Builders & Contractors Supply Co. Term Loan B, 3.50%, 09/22/23	158	159
American Energy - Marcellus LLC 2nd Lien Term Loan, 8.50%, 07/07/21	568	46
Avaya Inc. Term Loan B-7, 6.25%, 04/30/20	51	37
Azelis Finance SA 2nd Lien Term Loan, 9.50%, 11/19/23, EUR	450	507
Bass Pro Group LLC Term Loan, 4.00%, 06/15/20	94	94
BE Aerospace Inc. Term Loan B, 3.76%, 11/12/21	108	109
Berry Plastics Holding Corp. Term Loan H, 3.75%, 10/01/22	135	136
BJ’s Wholesale Club Inc. 1st Lien Term Loan, 4.50%, 09/26/19	278	278
Boyd Gaming Corp. Term Loan B, 5.50%, 08/15/21	78	79
Bright Horizons Family Solutions LLC Term Loan B, 3.75%, 01/30/20	242	244
Caesars Entertainment Resort Properties LLC Term Loan B, 7.00%, 09/17/20	736	733
Calpine Corp. Term Loan B-5, 3.50%, 06/15/22	90	90
Calpine Corp. Term Loan B-7, 3.64%, 05/15/23	210	211
Camelot UK Holdco Ltd. Term Loan B, 0.00%, 09/15/23 (m)	110	110
Catalent Pharma Solutions Inc. Term Loan B, 4.25%, 04/30/21	221	222
Cavium Inc. Term Loan B, 3.75%, 08/15/22	248	251
CEVA Logistics US Holdings Inc. Term Loan, 6.50%, 03/12/21	70	56
Charter Communications Operating LLC Term Loan I, 3.50%, 01/24/23	404	406
Chesapeake Energy Corp. Term Loan, 8.50%, 08/25/21	943	990
CHG Healthcare Services Inc. Term Loan B, 4.75%, 06/01/23	170	171
CITGO Holding Inc. Term Loan B, 9.50%, 05/09/18	99	101
Community Health Systems Inc. Term Loan G, 3.75%, 12/31/19	365	358
Continental Building Products LLC 1st Lien Term Loan, 4.00%, 08/14/20	180	181
Cotiviti Corp. 1st Lien Term Loan, 4.50%, 05/14/21	171	171
CPG International Inc. Term Loan, 4.75%, 09/13/20	365	365
CSC Holdings LLC Term Loan B, 4.00%, 10/15/24	185	185
Cypress Semiconductor Corp. Term Loan B, 6.50%, 07/05/21	250	253
DaVita HealthCare Partners Inc. Term Loan B, 3.50%, 06/20/21	197	198
Dell Inc. Term Loan B, 4.00%, 06/02/23	1,525	1,534
DJO Finance LLC Term Loan, 4.25%, 06/08/20	198	194
Dollar Tree Inc. Term Loan B-1, 3.50%, 05/26/22	51	52
DPx Holdings BV Incremental Term Loan, 4.25%, 03/11/21	249	249
DTZ US Borrower LLC 1st Lien Term Loan, 4.25%, 11/04/21	362	362
Dynegy Inc. Incremental Term Loan C, 5.00%, 06/15/23	230	232
Energy Future Intermediate Holding Co. LLC DIP Term Loan, 4.25%, 12/19/16	530	534
ESH Hospitality Inc. Term Loan B, 3.75%, 08/15/23	619	623
First Data Corp. Extended Term Loan, 4.53%, 03/24/21	721	726
Gates Global Inc. Term Loan B, 4.25%, 07/03/21	537	529
Grifols Worldwide Operations Ltd. Term Loan B, 3.46%, 03/03/21	488	493
Harbor Freight Tools USA Inc. Term Loan B, 4.00%, 08/15/23	155	156
HD Supply Inc. Incremental Term Loan B, 2.75%, 10/01/23	410	411
HD Supply Inc. Term Loan B, 3.75%, 08/13/21	199	200
Hostess Brands LLC 1st Lien Term Loan, 4.50%, 08/03/22	150	151
IMS Health Inc. Term Loan, 3.50%, 03/05/21	631	632
Informatica Corp. Term Loan, 4.50%, 06/01/22	1,032	1,004
Intelsat Jackson Holdings SA Term Loan B-2, 3.75%, 06/30/19	200	190
InVentiv Health Inc. Term Loan B, 5.25%, 09/29/23	1,642	1,646
Jaguar Holding Co. II Term Loan B, 4.25%, 08/05/22	306	307
Jaguar Holding Term Loan, 4.25%, 08/18/22	90	90
KAR Auction Services Inc. Term Loan B-3, 4.25%, 03/01/23	90	91
Keurig Green Senior 1st Lien Term Loan B, 5.00%, 02/01/23, EUR	299	341

See accompanying Notes to Schedules of Investments.

Level 3 Financing Inc. Term Loan B, 4.00%, 12/31/20	300	301
MacDermid Inc. 1st Lien Term Loan, 5.50%, 06/15/20	485	486
MacDermid Inc. Term Loan B-3, 5.50%, 06/07/20	169	169
MGM Growth Properties Operating Partnership LP Term Loan B, 4.00%, 04/15/23	290	292
Michaels Stores Inc. Term Loan B-1, 0.00%, 01/28/23 (m)	776	779
Micron Technology Inc. Term Loan, 6.64%, 04/15/22	900	909
Mitchell International Inc. 1st Lien Term Loan, 4.50%, 09/27/20	178	178
MPH Acquisition Holdings LLC Term Loan B, 5.00%, 05/16/20	155	157
National Vision Inc. Term Loan, 4.00%, 03/12/21	148	146
NBTY INC. Term Loan B, 5.00%, 05/05/23	75	75
Nexstar Broadcasting Inc. Term Loan B, 0.00%, 09/14/23 (m)	295	296
Novelis Inc. Term Loan B, 4.00%, 06/15/22	636	639
NXP BV Term Loan B, 3.75%, 10/30/20	1,799	1,805
ON Semiconductor Corp. Term Loan B, 5.25%, 03/15/23	1,034	1,038
Ortho-Clinical Diagnostics Inc. Term Loan B, 4.75%, 04/29/21	221	215
Oxea Finance & Cy SCA 1st Lien Term Loan B-2, 4.25%, 11/30/19	496	471
Paternoster Holding III GmbH Term Loan B, 7.13%, 03/31/22, EUR	360	402
Petco Animal Supplies Inc. Term Loan B-1, 5.00%, 01/17/23	203	205
Pinnacle Foods Finance LLC Term Loan G, 3.00%, 04/15/20	432	434
PQ Corp. Term Loan, 5.75%, 10/15/22	60	60
Prime Security Services Borrower LLC Incremental Term Loan B-1, 4.75%, 04/21/22	808	815
Quikrete Holdings Inc. 1st Lien Term Loan, 4.00%, 09/28/20	105	106
Revlon Consumer Products Corp. Term Loan B, 4.25%, 07/14/23	155	155
Rexnord LLC 1st Lien Term Loan B, 4.00%, 08/15/20	212	213
RP Crown Parent LLC Term Loan B, 5.25%, 09/21/23	525	525
RPI Finance Trust Term Loan B-4, 3.50%, 11/09/20	247	248
Sabre Inc. Term Loan B, 4.00%, 02/19/19	800	803
ServiceMaster Co. Term Loan B, 4.25%, 06/24/21	521	525
SolarWinds Holdings Inc. Term Loan, 6.50%, 02/05/23	1,450	1,463
Spectrum Brands Inc. Term Loan, 3.50%, 06/20/22	213	214
Spin Holdco Inc. Term Loan B, 4.25%, 11/14/19	241	239
Station Casinos LLC Term Loan B, 3.75%, 05/29/23	126	127
Surgery Center Holdings Inc. 1st Lien Term Loan, 5.25%, 07/16/20	84	84
Surgical Care Affiliates Inc. Term Loan B, 4.25%, 03/17/22	74	75
T-Mobile USA Inc. Term Loan B, 3.50%, 11/03/22	199	201
Team Health Inc. Term Loan, 3.75%, 11/23/22	150	150
Telesat Canada Term Loan B-2, 3.50%, 03/28/19	95	95
Texas Competitive Electric Holdings Co. LLC DIP Term Loan B, 5.00%, 10/31/17	1,044	1,051
Texas Competitive Electric Holdings Co. LLC DIP Term Loan C, 5.00%, 10/31/17	238	240
TransUnion LLC Term Loan B-2, 3.50%, 04/09/21	247	247
Univision Communications Inc. Term Loan C-4, 4.00%, 03/01/20	292	292
US Foods Inc. Term Loan B, 4.00%, 06/07/23	765	771
USAGM HoldCo LLC Incremental Delayed Draw Term Loan, 5.75%, 07/28/22	292	292
USAGM HoldCo LLC Incremental Term Loan, 5.50%, 07/28/22	1,088	1,089
Veritas Software Corp. Term Loan B-1, 6.62%, 06/07/23, EUR	655	691
Vertafore Inc. 1st Lien Term Loan, 4.75%, 06/13/23	85	85
Western Digital Corp. Term Loan B-1, 4.50%, 04/29/23	1,596	1,611
WEX Inc. Term Loan B, 4.25%, 03/31/23	195	197
Wilsonart LLC Initial Term Loan, 4.00%, 11/01/19	291	291
XPO Logistics Inc. Term Loan B-2, 4.25%, 10/30/21	55	55
Yum! Brands Inc. 1st Lien Term Loan B, 3.28%, 05/23/23	955	961
Zayo Group LLC Term Loan B, 3.75%, 07/02/19	268	270
		42,966
Total Variable Rate Senior Loan Interests (cost $54,028)		54,016

SHORT TERM INVESTMENTS - 34.8%
Investment Company - 13.9%
JNL Money Market Fund, 0.24% (n) (o)	54,455	54,455

Repurchase Agreements - 20.9%
China - 0.1%
Repurchase Agreement with CGM, (1.75)%, (Collateralized by $200 Bank of Communications Co. Ltd., 5.00%, perpetual, value $207) acquired on 01/12/16, open maturity at $216	$216	216
Repurchase Agreement with JPM, (0.75)%, (Collateralized by $200 Industrial & Commercial Bank of China Ltd., 6.00%, perpetual, value $212) acquired on 02/12/16, open maturity at $213	213	213
		429
Ecuador - 0.0%
Repurchase Agreement with JPM, (0.75)%, (Collateralized by $200 Ecuador Government International Bond, 7.95%, due 06/20/24, value $181) acquired on 05/24/16, open maturity at $191	191	191

France - 0.7%
Repurchase Agreement with CGM, 0.05%, (Collateralized by $2,515 Total Capital International SA, 3.75%, due 04/10/24, value $2,780) acquired on 07/08/16, open maturity at $2,814	2,814	2,814

Germany - 0.2%
Repurchase Agreement with BBP, (1.50)%, (Collateralized by $600 Deutsche Bank AG, 7.50%, perpetual, value $489) acquired on 07/19/16, open maturity at $506	506	506

See accompanying Notes to Schedules of Investments.

Repurchase Agreement with BBP, (3.25)%, (Collateralized by $200 Deutsche Bank AG, 6.25%, perpetual, value $151) acquired on 07/19/16, open maturity at $163	163	163
		669
Italy - 1.1%
Repurchase Agreement with BBP, (0.52)%, (Collateralized by EUR 3,340 Italy Buoni Poliennali Del Tesoro, 2.15%, due 12/15/21, value EUR 3,650) acquired on 06/01/16, open maturity at $4,116, EUR	3,664	4,116

Norway - 0.4%
Repurchase Agreement with DUB, (0.38)%, (Collateralized by $787 Statoil ASA, 3.70%, due 03/01/24, value $858) acquired on 08/01/16, open maturity at $872	872	872
Repurchase Agreement with MLP, 0.00%, (Collateralized by $522 Statoil ASA, 3.25%, due 11/10/24, value $557) acquired on 08/05/16, open maturity at $553	553	553
		1,425
Spain - 2.6%
Repurchase Agreement with BBP, (0.68)%, (Collateralized by EUR 2,790 Spain Government Bond, 5.85%, due 01/31/22, value EUR 3,640) acquired on 06/01/16, open maturity at $4,123, EUR	3,670	4,123
Repurchase Agreement with BBP, (0.95)%, (Collateralized by EUR 4,100 Spain Government Bond, 5.85%, due 01/31/22, value EUR 5,350) acquired on 06/27/16, open maturity at $6,066, EUR	5,400	6,066
		10,189
Switzerland - 0.3%
Repurchase Agreement with CGM, 0.10%, (Collateralized by $1,100 Novartis Capital Corp., 4.00%, due 11/20/45, value $1,224) acquired on 03/21/16, open maturity at $1,163	1,163	1,163
Repurchase Agreement with JPM, (0.95)%, (Collateralized by EUR 100 Syngenta Finance NV, 1.88%, due 11/02/21, value EUR 108) acquired on 02/16/16, open maturity at $119, EUR	106	119
		1,282
United States of America - 15.5%
Repurchase Agreement with APS, 0.31%, (Collateralized by $3,755 U.S. Treasury Note, 1.13%, due 07/31/21, value $3,751) acquired on 09/12/16, open maturity at $3,736	3,736	3,736
Repurchase Agreement with BCL, (2.00)%, (Collateralized by $346 Molson Coors Brewing Co., 3.50%, due 05/01/22, value $371) acquired on 08/12/16, open maturity at $372	372	372
Repurchase Agreement with BCL, (5.00)%, (Collateralized by $330 EMC Corp., 3.38%, due 06/01/23, value $310) acquired on 06/20/16, open maturity at $288	288	288
Repurchase Agreement with BCL, 0.00%, (Collateralized by $1,250 Exxon Mobil Corp., 3.04%, due 03/01/26, value $1,312) acquired on 04/27/16, open maturity at $1,291	1,291	1,291
Repurchase Agreement with BCL, 0.00%, (Collateralized by $1,250 Exxon Mobil Corp., 4.11%, due 03/01/46, value $1,399) acquired on 04/07/16, open maturity at $1,350	1,350	1,350
Repurchase Agreement with BCL, 0.00%, (Collateralized by $1,485 Philip Morris International Inc., 2.75%, due 02/25/26, value $1,528) acquired on 08/08/16, open maturity at $1,541	1,541	1,541
Repurchase Agreement with BCL, 0.00%, (Collateralized by $160 Netflix Inc., 5.88%, due 02/15/25, value $175) acquired on 05/16/16, open maturity at $168	168	168
Repurchase Agreement with BCL, 0.00%, (Collateralized by $350 Infor US Inc., 6.50%, due 05/15/22, value $358) acquired on 03/17/16, open maturity at $291	291	291
Repurchase Agreement with BCL, 0.00%, (Collateralized by $476 JPMorgan Chase & Co., 6.75%, perpetual, value $532) acquired on 05/19/16, open maturity at $537	537	537
Repurchase Agreement with BCL, 0.00%, (Collateralized by $750 Seagate HDD Cayman, 4.75%, due 06/01/23, value $743) acquired on 07/26/16, open maturity at $686	686	686
Repurchase Agreement with BNP, (0.27)%, (Collateralized by $420 U.S. Treasury Note, 0.75%, due 08/31/18, value $420) acquired on 09/02/16, open maturity at $419	419	419
Repurchase Agreement with BNP, 0.16%, (Collateralized by $650 U.S. Treasury Note, 0.63%, due 06/30/18, value $649) acquired on 09/02/16, open maturity at $649	649	649
Repurchase Agreement with BNP, 0.25%, (Collateralized by $1,740 U.S. Treasury Bond, 2.50%, due 05/15/46, value $1,807) acquired on 06/07/16, open maturity at $1,725	1,725	1,725
Repurchase Agreement with BNP, 0.46%, (Collateralized by $629 U.S. Treasury Bond, 2.50%, due 02/15/46, value $652) acquired on 08/15/16, open maturity at $666	666	666
Repurchase Agreement with BNP, 0.49%, (Collateralized by $85 U.S. Treasury Bond, 2.50%, due 02/15/46, value $88) acquired on 09/02/16, open maturity at $90	90	90
Repurchase Agreement with BNP, 0.50%, (Collateralized by $6,148 U.S. Treasury Bond, 2.50%, due 05/15/46, value $6,384) acquired on 09/30/16, due 10/03/16 at $6,509	6,509	6,509
Repurchase Agreement with CGM, (0.20)%, (Collateralized by $1,000 Enterprise Products Operating LLC, 3.75%, due 02/15/25, value $1,040) acquired on 08/10/16, open maturity at $1,051	1,051	1,051
Repurchase Agreement with CGM, 0.00%, (Collateralized by $260 AECOM, 5.88%, due 10/15/24, value $280) acquired on 09/08/16, open maturity at $290	290	290
Repurchase Agreement with CGM, 0.00%, (Collateralized by $38 Kennametal Inc., 3.88%, due 02/15/22, value $39) acquired on 01/12/16, open maturity at $38	38	38

See accompanying Notes to Schedules of Investments.

Repurchase Agreement with CGM, 0.05%, (Collateralized by $1,667 Target Corp., 4.00%, due 07/01/42, value $1,825) acquired on 01/22/16, open maturity at $1,644	1,644	1,644
Repurchase Agreement with CGM, 0.10%, (Collateralized by $1,100 Merck & Co Inc., 3.70%, due 02/10/45, value $1,174) acquired on 03/22/16, open maturity at $1,066	1,066	1,066
Repurchase Agreement with CGM, 0.10%, (Collateralized by $1,170 QUALCOMM Inc., 3.45%, due 05/20/25, value $1,249) acquired on 03/16/16, open maturity at $1,209	1,209	1,209
Repurchase Agreement with CGM, 0.10%, (Collateralized by $1,409 Goldman Sachs Group Inc., 3.75%, due 02/25/26, value $1,486) acquired on 07/01/16, open maturity at $1,515	1,515	1,515
Repurchase Agreement with CGM, 0.10%, (Collateralized by $881 Exxon Mobil Corp., 2.71%, due 03/06/25, value $908) acquired on 03/21/16, open maturity at $881	881	881
Repurchase Agreement with CSI, (0.10)%, (Collateralized by $1,750 Celgene Corp., 3.88%, due 08/15/25, value $1,881) acquired on 06/23/16, open maturity at $1,864	1,864	1,864
Repurchase Agreement with CSI, 0.00%, (Collateralized by $980 Enterprise Products Operating LLC, 3.75%, due 02/15/25, value $1,020) acquired on 08/10/16, open maturity at $1,045	1,045	1,045
Repurchase Agreement with CSI, 0.10%, (Collateralized by $1,250 Ventas Realty LP, 3.50%, due 02/01/25, value $1,295) acquired on 02/04/16, open maturity at $1,214	1,214	1,214
Repurchase Agreement with CSI, 0.25%, (Collateralized by $5,345 U.S. Treasury Note, 1.50%, due 08/15/26, value $5,297) acquired on 09/30/16, 10/03/16 at $5,332	5,332	5,332
Repurchase Agreement with DUB, (0.05)%, (Collateralized by $1,320 Celgene Corp., 5.00%, due 08/15/45, value $1,502) acquired on 05/25/16, open maturity at $1,411	1,411	1,411
Repurchase Agreement with DUB, (0.50)%, (Collateralized by $1,350 Plains All American Pipeline LP, 4.65%, due 10/15/25, value $1,408) acquired on 07/14/16, open maturity at $1,417	1,417	1,417
Repurchase Agreement with JPM, 0.92%, (Collateralized by $4,882 U.S. Treasury Note, 1.63%, due 05/15/26, value $4,893) acquired on 09/30/16, due 10/03/16 at $4,931	4,931	4,931
Repurchase Agreement with MLP, (0.38)%, (Collateralized by $389 Morgan Stanley, 5.55%, perpetual, value $398) acquired on 07/14/16, open maturity at $393	393	393
Repurchase Agreement with MLP, 0.00%, (Collateralized by $2,610 Chevron Corp., 3.19%, due 06/24/23, value $2,786) acquired on 08/09/16, open maturity at $2,786	2,786	2,786
Repurchase Agreement with MLP, 0.00%, (Collateralized by $474 Exxon Mobil Corp., 2.71%, due 03/06/25, value $488) acquired on 02/08/16, open maturity at $474	474	474
Repurchase Agreement with MLP, 0.95%, (Collateralized by $2,615 U.S. Treasury Note, 1.25%, due 07/31/23, value $2,589) acquired on 09/30/16, due 10/05/16 at $2,608	2,608	2,608
Repurchase Agreement with RBC, (0.15)%, (Collateralized by $190 Steel Dynamics Inc., 5.50%, due 10/01/24, value $200) acquired on 01/21/16, open maturity at $162	162	162
Repurchase Agreement with RBC, (0.15)%, (Collateralized by $250 CenturyLink Inc., 7.50%, due 04/01/24, value $268) acquired on 09/16/16, open maturity at $276	276	276
Repurchase Agreement with RBC, (0.25)%, (Collateralized by $1,250 JC Penney Corp. Inc., 5.88%, due 07/01/23, value $1,306) acquired on 09/16/16, open maturity at $1,319	1,319	1,319
Repurchase Agreement with RBC, (1.00)%, (Collateralized by $725 Micron Technology Inc., 5.88%, due 02/15/22, value $749) acquired on 08/17/16, open maturity at $740	740	740
Repurchase Agreement with RBC, 0.15% (Collateralized by $1,000 PepsiCo Inc., 2.75%, due 04/30/25, value $1,042) acquired on 12/17/15, open maturity at $975	975	975
Repurchase Agreement with RBC, 0.15%, (Collateralized by $1,013 EMC Corp., 2.65%, due 06/01/20, value $978) acquired on 09/28/16, open maturity at $972	972	972
Repurchase Agreement with RBC, 0.15%, (Collateralized by $1,150 Hewlett Packard Enterprise Co., 4.90%, due 10/15/25, value $1,232) acquired on 08/29/16, open maturity at $1,248	1,248	1,248
Repurchase Agreement with RBC, 0.15%, (Collateralized by $320 CDW LLC, 5.50%, due 12/01/24, value $345) acquired on 05/23/16, open maturity at $339	339	339
Repurchase Agreement with RBC, 0.15%, (Collateralized by $325 CommScope Technologies Finance LLC, 6.00%, due 06/15/25, value $350) acquired on 09/14/16, open maturity at $348	348	348
Repurchase Agreement with RBC, 0.15%, (Collateralized by $330 United Rentals North America Inc., 5.88%, due 09/15/26, value $343) acquired on 09/23/16, open maturity at $340	340	340
Repurchase Agreement with RBC, 0.15%, (Collateralized by $350 LifePoint Health Inc., 5.50%, due 12/01/21, value $367) acquired on 08/01/16, open maturity at $368	368	368
Repurchase Agreement with RBC, 0.15%, (Collateralized by $388 EMC Corp., 2.65%, due 06/01/20, value $374) acquired on 09/29/16, open maturity at $374	374	374
Repurchase Agreement with RBC, 0.15%, (Collateralized by $425 Netflix Inc., 5.50%, due 02/15/22, value $462) acquired on 02/08/16, open maturity at $440	440	440
Repurchase Agreement with RBC, 0.15%, (Collateralized by $544 Welltower Inc., 4.00%, due 06/01/25, value $579) acquired on 02/02/16, open maturity at $544	544	544

See accompanying Notes to Schedules of Investments.

Repurchase Agreement with RBC, 0.15%, (Collateralized by $893 PepsiCo Inc., 2.75%, due 04/30/25, value $931) acquired on 09/29/16, open maturity at $947	947	947
		60,879
Total Short Term Investments (cost $136,300)		136,449
Total Investments - 116.9% (cost $462,171)		458,493
Total Securities Sold Short - (20.4%) (proceeds $77,348)		(80,046)
Other Assets and Liabilities, Net - 3.5%		13,695
Total Net Assets - 100.0%		$392,142

SECURITIES SOLD SHORT - 20.4%
CORPORATE BONDS AND NOTES - 10.0%
CHINA - 0.1%
Bank of Communications Co. Ltd., 5.00%, (callable at 100 beginning 07/29/20) (d) (g)	200	$207
Industrial & Commercial Bank of China Ltd., 6.00%, (callable at 100 beginning 12/10/19) (d) (g)	200	212
		419
FRANCE - 0.7%
Total Capital International SA, 3.75%, 04/10/24	2,515	2,780

GERMANY - 0.2%
Deutsche Bank AG
6.25%, (callable at 100 beginning 04/30/20) (d) (g)	200	151
7.50%, (callable at 100 beginning 04/30/25) (g)	600	489
		640
NORWAY - 0.4%
Statoil ASA
3.70%, 03/01/24	787	858
3.25%, 11/10/24	522	557
		1,415
SWITZERLAND - 0.3%
Novartis Capital Corp., 4.00%, 11/20/45	1,100	1,224
Syngenta Finance NV, 1.88%, 11/02/21, EUR	100	121
		1,345
UNITED STATES OF AMERICA - 8.3%
AECOM, 5.88%, 10/15/24	260	280
CDW LLC, 5.50%, 12/01/24	320	345
Celgene Corp.
3.88%, 08/15/25	1,750	1,881
5.00%, 08/15/45	1,320	1,502
CenturyLink Inc., 7.50%, 04/01/24	250	268
Chevron Corp., 3.19%, 06/24/23	2,610	2,786
CommScope Technologies Finance LLC, 6.00%, 06/15/25 (b)	325	350
EMC Corp.
2.65%, 06/01/20	388	374
3.38%, 06/01/23	280	263
Enterprise Products Operating LLC, 3.75%, 02/15/25	1,980	2,060
Exxon Mobil Corp.
2.71%, 03/06/25	1,355	1,396
3.04%, 03/01/26	1,250	1,312
4.11%, 03/01/46	1,250	1,399
Goldman Sachs Group Inc., 3.75%, 02/25/26	1,409	1,486
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	1,150	1,232
Infor US Inc., 6.50%, 05/15/22	350	358
JC Penney Corp. Inc., 5.88%, 07/01/23 (b)	1,250	1,306
JPMorgan Chase & Co., 6.75%, (callable at 100 beginning 02/01/24) (g)	476	532
Kennametal Inc., 3.88%, 02/15/22	38	39
LifePoint Health Inc., 5.50%, 12/01/21	350	367
Merck & Co Inc., 3.70%, 02/10/45	1,100	1,174
Micron Technology Inc., 5.88%, 02/15/22	725	749
Molson Coors Brewing Co., 3.50%, 05/01/22	346	371
Morgan Stanley, 5.55%, (callable at 100 beginning 07/15/20) (g)	389	398
Netflix Inc.
5.50%, 02/15/22	425	462
5.88%, 02/15/25	160	175
PepsiCo Inc., 2.75%, 04/30/25	893	931
Philip Morris International Inc., 2.75%, 02/25/26	1,485	1,528
Plains All American Pipeline LP, 4.65%, 10/15/25	937	978
QUALCOMM Inc., 3.45%, 05/20/25	1,170	1,249
Seagate HDD Cayman, 4.75%, 06/01/23	750	743
Steel Dynamics Inc., 5.50%, 10/01/24	190	200
Target Corp., 4.00%, 07/01/42	1,667	1,825
United Rentals North America Inc., 5.88%, 09/15/26	330	343
Ventas Realty LP, 3.50%, 02/01/25	1,250	1,295
Welltower Inc., 4.00%, 06/01/25	544	579
		32,536
Total Corporate Bonds and Notes (proceeds $36,796)		39,135

GOVERNMENT AND AGENCY OBLIGATIONS - 10.4%
ECUADOR - 0.0%
Ecuador Government International Bond, 7.95%, 06/20/24 (d)	200	181

ITALY - 1.0%
Italy Buoni Poliennali Del Tesoro, 2.15%, 12/15/21, EUR	3,340	4,101

SPAIN - 2.6%
Spain Government Bond, 5.85%, 01/31/22, EUR	6,890	10,099

UNITED STATES OF AMERICA - 6.8%
U.S. Treasury Bond, 2.50%, 02/15/46 - 05/15/46	8,602	8,931
U.S. Treasury Note
0.63%, 06/30/18	650	649
0.75%, 08/31/18	420	420
1.13%, 07/31/21	3,755	3,751
1.25%, 07/31/23	2,615	2,589
1.63%, 05/15/26	4,882	4,893
1.50%, 08/15/26	5,345	5,297
		26,530
Total Government and Agency Obligations (proceeds $40,552)		40,911
Total Securities Sold Short - 20.4% (proceeds $77,348)		$80,046

(a)                       Non-income producing security.

(b)                       The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended (“1933 Act”), to be liquid based on procedures approved by the Trust’s Board of Trustees (“Board”). As of September 30, 2016, the aggregate value of these liquid securities was $76,894 for long term investments and ($1,656) for securities sold short which represented 19.6% and (0.4%) of net assets, respectively.

(c)                        Variable rate securities. Rate stated was in effect as of September 30, 2016.

(d)                       Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

See accompanying Notes to Schedules of Investments.

(e)                        Security fair valued in good faith in accordance with the procedures approved by the Board. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurement” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurement” in the Notes to Schedules of Investments.

(f)                         Security issued with a zero coupon. Income is recognized through the accretion of discount.

(g)                        Perpetual security.

(h)                       Security is a “step-up” bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2016.

(i)                           Convertible security.

(j)                          Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.

(k)                       The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Board.

(l)                           Security is in default relating to principal and interest.

(m)                   This variable rate senior loan will settle after September 30, 2016, at which time the interest rate will be determined.

(n)                       Investment in affiliate.

(o)                       Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2016.

(p)                       All or a portion of the security is pledged or segregated as collateral.

See accompanying Notes to Schedules of Investments.

Restricted Securities - The Fund invests in securities that are restricted under the 1933 Act or which are subject to legal, contractual, or other agreed upon restrictions on resale.  Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act.  As of September 30, 2016, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act which are deemed to be liquid, as follows:

	Initial Acquisition Date	Cost/ (Proceeds)	Ending Value	Percent of Net Assets
ABN AMRO Bank NV, 5.75%, callable at 100 beginning 09/22/20	09/16/2015	$306	$332	0.1%
ALME Loan Funding, 4.86%, 08/15/27	06/06/2014	411	329	0.1
ALME Loan Funding, 5.61%, 08/15/27	06/06/2014	328	239	0.1
ALME Loan Funding V BV, 6.00%, 07/15/29	08/01/2016	527	521	0.1
APERAM, 0.63%, 07/08/21	06/30/2014	800	986	0.2
Adagio IV CLO Ltd., 6.65%, 10/15/29	05/17/2016	92	96	—
Adagio V CLO DAC, 6.70%, 10/15/29	07/21/2016	117	121	—
Allied Irish Banks Plc, 4.13%, 11/26/25	11/20/2015	370	378	0.1
Annington Finance No. 5 Plc, 13.00%, 01/15/23	08/19/2014	417	357	0.1
Arbour CLO Ltd., 5.00%, 06/16/27	05/19/2014	457	357	0.1
Arbour CLO Ltd., 5.75%, 06/16/27	05/19/2014	455	319	0.1
Argentina Republic Government International Bond, 6.88%, 04/22/21	04/29/2016	436	463	0.1
Arianna SPV Srl, 3.60%, 04/20/19	02/24/2014	773	629	0.2
Aroundtown Property Holdings Plc, 3.00%, 05/05/20	04/29/2015	1,421	1,949	0.5
Atalaya Luxco, 11.50%, 05/30/20	05/29/2014	1,426	1,264	0.3
Avoca CLO XIII Ltd., 5.20%, 12/29/27	12/22/2014	292	268	0.1
Avoca CLO XIV Ltd., 0.00%, 07/12/28	05/19/2015	408	371	0.1
Avoca CLO XIV Ltd., 4.75%, 07/12/28	05/19/2015	210	204	0.1
Avoca CLO XIV Ltd., 5.75%, 07/12/28	05/19/2015	287	274	0.1
Avoca CLO XV Ltd., 0.00%, 01/15/29	09/29/2015	471	498	0.1
Avoca CLO XV Ltd., 5.00%, 01/15/29	09/29/2015	514	517	0.1
Avoca CLO XV Ltd., 6.75%, 01/15/29	09/29/2015	238	212	0.1
BNP Paribas Cardif SA, 4.03%, callable at 100 beginning 11/25/25	11/19/2014	627	557	0.1
BPE Financiaciones SA, 2.00%, 02/03/20	01/13/2015	1,355	1,373	0.3
Banco Bilbao Vizcaya Argentaria SA, 6.75%, callable at 100 beginning 02/18/20	02/11/2015	453	416	0.1
Banco Bilbao Vizcaya Argentaria SA, 7.00%, callable at 100 beginning 02/19/19	02/12/2014	909	836	0.2
Banco Bilbao Vizcaya Argentaria SA, 8.87%, callable at 100 beginning 04/14/21	04/08/2016	451	472	0.1
Banco Bilbao Vizcaya Argentaria SA, 9.00%, callable at 100 beginning 05/09/18	12/02/2013	613	614	0.1
Banco Espirito Santo SA, 0.00%, 05/08/17	07/14/2014	525	105	—
Banco Espirito Santo SA, 0.00%, 01/15/18	07/11/2014	1,502	317	0.1
Banco Espirito Santo SA, 0.00%, 01/21/19	07/24/2014	2,415	581	0.1
Banco Popular Espanol SA, 8.25%, callable at 100 beginning 04/10/20	02/06/2015	456	406	0.1
Banco Popular Espanol SA, 11.50%, callable at 100 beginning 10/10/18	10/04/2013	955	810	0.2
Banco Santander SA, 6.25%, callable at 100 beginning 03/12/19	03/06/2014	1,769	1,609	0.4
Bank of Communications Co. Ltd., 5.00%, callable at 100 beginning 07/29/20	01/13/2016	(201)	(207)	—
Bankia SA, 4.00%, 05/22/24	05/16/2014	3,647	3,565	0.9
Bilbao Luxembourg SA, 10.50%, 12/01/18	10/18/2013	441	360	0.1
Blackstone CQP Holdco LP, 9.30%, 03/31/19	03/17/2014	702	708	0.2
BlueMountain CLO Ltd., 6.60%, 04/25/30	03/24/2016	512	557	0.1
CVC Cordatus Loan Fund III Ltd., 1.35%, 07/08/27	03/28/2014	795	652	0.2
CVC Cordatus Loan Fund VII DAC, 7.00%, 08/15/29	07/08/2016	170	171	—
Cadogan Square CLO VII BV, 6.00%, 05/25/29	04/13/2016	204	221	0.1
Cairn CLO VI BV, 6.25%, 07/25/29	06/09/2016	213	220	0.1
Carlyle Global Market Strategies CLO Ltd., 5.55%, 01/15/29	03/17/2016	304	287	0.1
Carlyle Global Market Strategies Euro CLO Ltd., 5.50%, 09/21/29	07/28/2016	204	223	0.1
Carlyle Global Market Strategies Euro CLO Ltd., 6.50%, 09/21/29	08/03/2016	117	124	—
Casino Guichard Perrachon SA, 2.80%, 08/05/26	06/10/2016	698	714	0.2
Cognita Financing Plc, 7.75%, 08/15/21	08/03/2015	156	135	—
Cooperatieve Rabobank U.A., 6.62%, callable at 100 beginning 06/29/21	04/20/2016	227	236	0.1
Credit Agricole Assurances SA, 4.25%, callable at 100 beginning 01/13/25	01/09/2015	943	883	0.2
Credit Agricole SA, 6.50%, callable at 100 beginning 06/23/21	07/08/2016	311	335	0.1
Croatia Government International Bond, 3.88%, 05/30/22	09/04/2014	487	486	0.1
Dominican Republic International Bond, 7.45%, 04/30/44	07/23/2015	217	237	0.1
Dryden 46 Euro CLO BV, 0.00%, 01/15/30	09/16/2016	108	109	—
Deutsche Bank AG, 6.25%, callable at 100 beginning 04/30/20	07/19/2016	(161)	(151)	—
Ecuador Government International Bond, 7.95%, 06/20/24	01/12/2015	(167)	(181)	—
Enterprise Funding Ltd., 3.50%, 09/10/20	09/06/2013	468	302	0.1
Euro-Galaxy IV CLO, 3.35%, 07/30/28	05/26/2015	295	291	0.1
Euro-Galaxy IV CLO, 4.50%, 07/30/28	05/26/2015	384	364	0.1
Euro-Galaxy IV CLO, 6.25%, 07/30/28	05/26/2015	399	350	0.1
Gas Natural Fenosa Finance BV, 3.37%, callable at 100 beginning 04/24/24	04/22/2015	319	321	0.1
HBOS Capital Funding LP, 6.85%, callable at 100 beginning 12/23/16	01/21/2014	130	132	—

See accompanying Notes to Schedules of Investments.

	Initial Acquisition Date	Cost/ (Proceeds)	Ending Value	Percent of Net Assets
HSH Nordbank AG, 0.54%, 02/14/17	05/03/2013	$662	$590	0.1%
Harvest CLO XI, 0.00%, 03/28/29	02/26/2015	983	1,025	0.3
Harvest CLO XI, 4.95%, 03/26/29	02/26/2015	299	284	0.1
Harvest CLO XVI DAC, 6.40%, 10/15/29	07/21/2016	159	170	—
Hellenic Republic Government Bond, 3.00%, 02/24/24	05/16/2016	525	493	0.1
Iceland Bondco Plc, 6.75%, 07/15/24	07/27/2016	117	119	—
Indonesia Government International Bond, 2.88%, 07/08/21	09/05/2014	554	528	0.1
Industrial & Commercial Bank of China Ltd., 6.00%, callable at 100 beginning 12/10/19	02/12/2016	(201)	(212)	—
Ineos Finance Plc, 4.00%, 05/01/23	03/04/2016	1,122	1,136	0.3
Intesa Sanpaolo SpA, 3.93%, 09/15/26	08/18/2016	764	736	0.2
Intesa Sanpaolo SpA, 6.63%, 09/13/23	01/12/2015	1,148	1,066	0.3
Intesa Sanpaolo SpA, 7.00%, callable at 100 beginning 01/19/21	01/13/2016	1,400	1,377	0.3
Ivory Coast Government International Bond, 5.75%, 12/31/32	06/24/2016	92	97	—
Jubilee CDO BV, 4.81%, 01/15/24	03/28/2014	580	554	0.1
LGE HoldCo VI BV, 7.13%, 05/15/24	01/13/2015	738	713	0.2
Lion/Seneca France 2, 7.88%, 04/15/19	04/21/2014	332	244	0.1
Matterhorn Telecom SA, 3.88%, 05/01/22	03/08/2016	204	224	0.1
Mercury Bondco Plc, 8.25%, 05/30/21	08/10/2016	231	232	0.1
New Look Secured Issuer Plc, 6.50%, 07/01/22	03/07/2016	1,265	1,159	0.3
North Westerly CLO IV BV, 0.00%, 01/15/26	12/13/2013	679	426	0.1
North Westerly CLO IV BV, 1.26%, 01/15/26	12/12/2013	2,676	2,196	0.6
Paragon Mortgages No. 13 Plc, 0.86%, 01/15/39	08/22/2013	496	512	0.1
Pension Insurance Corp. Plc, 6.50%, 07/03/24	06/27/2014	296	225	0.1
Petroleos de Venezuela SA, 6.00%, 11/15/26	10/24/2014	149	126	—
Pizzaexpress Financing 2 Plc, 6.63%, 08/01/21	07/13/2016	640	631	0.2
PortAventura Entertainment Barcelona BV, 5.33%, 12/01/19	04/07/2016	114	113	—
Portugal Government International Bond, 5.13%, 10/15/24	07/03/2014	720	722	0.2
Punch Taverns Finance Plc, 0.53%, 07/15/21	12/19/2014	147	115	—
Punch Taverns Finance Plc, 6.03%, 10/15/27	10/09/2014	862	582	0.1
Republic of Belarus, 8.95%, 01/26/18	06/24/2016	104	105	—
Republic of Serbia, 5.88%, 12/03/18	09/04/2014	538	551	0.1
Russia Government Bond, 3.25%, 04/04/17	09/03/2015	400	403	0.1
Russia Government International Bond, 5.00%, 04/29/20	04/20/2016	634	647	0.2
Santander Issuances SAU, 3.25%, 04/04/26	08/18/2016	469	458	0.1
Schaeffler Holding Finance BV, 5.75%, 11/15/21	10/22/2014	287	280	0.1
Schaeffler Verwaltung Zwei GmbH, 2.75%, 09/15/21	09/08/2016	341	341	0.1
Schaeffler Verwaltung Zwei GmbH, 3.25%, 09/15/23	09/08/2016	591	587	0.1
Serbia International Bond, 4.88%, 02/25/20	05/13/2016	413	418	0.1
Sorrento Park CLO Ltd., 5.95%, 11/16/27	11/03/2014	283	236	0.1
St. Paul’s CLO VI DAC, 6.50%, 07/22/29	05/23/2016	377	371	0.1
St. Pauls CLO Ltd., 1.10%, 04/25/28	03/27/2014	688	564	0.1
Synlab Unsecured Bondco Plc, 8.25%, 07/01/23	07/25/2016	232	239	0.1
Telecom Italia Finance SA, 6.13%, 11/15/16	06/13/2016	227	221	0.1
Telecom Italia SpA, 3.63%, 01/19/24	06/10/2016	366	358	0.1
Telefonica Europe BV, 5.87%, callable at 100 beginning 03/31/24	03/30/2015	245	242	0.1
Tikehau CLO BV, 4.60%, 08/04/28	06/02/2016	200	201	0.1
Tullow Oil Jersey Ltd., 6.63%, 07/12/21	07/06/2016	200	239	0.1
UBS AG, 4.75%, 02/12/26	02/07/2014	1,216	1,118	0.3
UBS Group AG, 5.75%, callable at 100 beginning 02/19/22	02/17/2015	285	289	0.1
UBS Group AG, 6.87%, callable at 100 beginning 03/22/21	03/15/2016	450	444	0.1
UBS Group AG, 7.00%, callable at 100 beginning 02/19/25	02/17/2015	225	237	0.1
UniCredit SpA, 5.75%, 10/28/25	10/22/2013	2,096	2,033	0.5
UniCredit SpA, 6.95%, 10/31/22	05/24/2013	849	785	0.2
Unique Pub Finance Co. Plc, 6.46%, 03/30/32	04/10/2015	658	541	0.1
Unique Pub Finance Co. Plc, 7.40%, 03/30/24	03/30/2015	299	255	0.1
Unitymedia Hessen GmbH & Co. KG, 3.50%, 01/15/27	08/17/2016	693	664	0.2
Unitymedia Hessen GmbH & Co. KG, 4.00%, 01/15/25	12/04/2014	742	756	0.2
Unitymedia Hessen GmbH & Co. KG, 5.63%, 04/15/23	08/07/2014	112	95	—
Unitymedia Hessen GmbH & Co. KG, 6.25%, 01/15/29	08/07/2014	480	500	0.1
Venezuela Government International Bond, 11.75%, 10/21/26	09/04/2014	87	59	—
Virgin Media Receivables Financing Notes I DAC, 5.50%, 09/15/24	09/29/2016	584	582	0.1
Virgin Media Secured Finance Plc, 4.88%, 01/15/27	05/24/2016	532	519	0.1
Virgin Media Secured Finance Plc, 5.50%, 01/15/25	05/24/2016	259	240	0.1
Virgin Media Secured Finance Plc, 6.25%, 03/28/29	04/28/2015	932	838	0.2
Vodafone Group Plc, 3.00%, 08/12/56	08/05/2016	266	255	0.1
Voyage Care Bondco Plc, 11.00%, 02/01/19	02/11/2014	764	574	0.1
		$70,585	$63,652	16.4%

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

September 30, 2016

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts	Value
Index Options
Energy Select Sector SPDR ETF Call Option	10/21/2016	75.00	125	$(2)
Health Care Select Sector SPDR Fund Put Option	10/21/2016	67.00	185	(2)
Industrial Select Sector SPDR Fund Put Option	10/21/2016	54.00	175	(2)
Industrial Select Sector SPDR Fund Put Option	10/21/2016	53.00	175	—
iShares iBoxx USD High Yield Corporate Bond ETF Put Option	10/21/2016	82.00	245	(2)
iShares iBoxx USD High Yield Corporate Bond ETF Put Option	10/21/2016	83.00	270	(3)
iShares iBoxx USD High Yield Corporate Bond ETF Put Option	10/21/2016	81.00	200	(2)
iShares iBoxx USD Investment Grade Corporate Bond ETF Put Option	10/21/2016	117.00	150	(1)
iShares iBoxx USD Investment Grade Corporate Bond ETF Put Option	10/21/2016	118.00	225	(2)
iShares Russell 2000 ETF Put Option	10/21/2016	109.00	210	(2)
Powershares QQQ Trust Series 1 Put Option	10/21/2016	108.00	125	(1)
Powershares QQQ Trust Series 1 Put Option	10/21/2016	105.00	100	(1)
SPDR S&P 500 ETF Trust Put Option	10/21/2016	201.00	60	(1)
SPDR S&P 500 ETF Trust Put Option	10/21/2016	200.00	75	(1)
SPDR S&P 500 ETF Trust Put Option	10/21/2016	202.00	110	(2)
SPDR S&P Oil & Gas Exploration & Production ETF Put Option	10/28/2016	33.00	100	(2)
			2,530	$(26)

Options on Securities
Abbott Laboratories Put Option	10/21/2016	37.00	50	$(1)
Caterpillar Inc. Put Option	10/21/2016	70.00	130	—
Union Pacific Corp. Put Option	10/21/2016	80.00	100	—
			280	$(1)

Summary of Written Options

	Notional USD	Contracts	Premiums
Options outstanding at December 31, 2015	$—	620	$36
Options written during the period	2,623	38,025,125	844
Options closed during the period	—	(4,750)	(204)
Options expired during the period	(2,623)	(38,018,185)	(574)
Options outstanding at September 30, 2016	$—	2,810	$102

See accompanying Notes to Schedules of Investments.

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
90-Day Eurodollar Future	December 2016	(3)	$(6)
Euro STOXX 50 Future	December 2016	72	14
Euro-Bobl Future	December 2016	(55)	(13)
Euro-BTP Future	December 2016	(19)	24
Euro-Bund Future	December 2016	(64)	(50)
Euro-Schatz Future	December 2016	(6)	—
S&P 500 E-Mini Index Future	December 2016	(80)	(165)
U.K. Long Gilt Future	December 2016	(20)	27
U.S. Treasury Long Bond Future	December 2016	(13)	26
U.S. Treasury Note Future, 10-Year	December 2016	(8)	2
U.S. Treasury Note Future, 5-Year	December 2016	(219)	(64)
Ultra 10-Year U.S. Treasury Note Future	December 2016	(7)	2
Ultra Long Term U.S. Treasury Bond Future	December 2016	(15)	50
			$(153)

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter-Party	Notional Amount		Value	Unrealized Gain/(Loss)
EUR/GBP	10/03/2016	DUB	GBP	(1,770)	$(2,294)	$52
EUR/USD	10/05/2016	CIT	EUR	4,471	5,023	10
EUR/USD	10/05/2016	DUB	EUR	51,350	57,687	42
GBP/USD	10/03/2016	CSI	GBP	449	582	(8)
GBP/USD	10/03/2016	GSC	GBP	447	580	(2)
GBP/USD	10/05/2016	DUB	GBP	2,592	3,360	(16)
GBP/USD	10/05/2016	CIT	GBP	5,700	7,388	(25)
USD/EUR	10/05/2016	MSC	EUR	(473)	(531)	(4)
USD/EUR	10/05/2016	CIT	EUR	(4,471)	(5,023)	(26)
USD/EUR	10/05/2016	DUB	EUR	(51,350)	(57,687)	(288)
USD/EUR	11/03/2016	DUB	EUR	(51,350)	(57,767)	(54)
USD/EUR	11/03/2016	CIT	EUR	(4,471)	(5,030)	(11)
USD/EUR	12/06/2016	BCL	EUR	(25)	(28)	—
USD/EUR	12/06/2016	JPM	EUR	(452)	(509)	(2)
USD/GBP	10/03/2016	HSB	GBP	(5)	(7)	—
USD/GBP	10/03/2016	BOA	GBP	(40)	(52)	1
USD/GBP	10/03/2016	DUB	GBP	(401)	(519)	14
USD/GBP	10/03/2016	CIT	GBP	(4,150)	(5,379)	102
USD/GBP	10/05/2016	CIT	GBP	(5,700)	(7,388)	92
USD/GBP	10/05/2016	DUB	GBP	(2,592)	(3,360)	39
USD/GBP	11/03/2016	CIT	GBP	(5,700)	(7,393)	24
USD/GBP	11/03/2016	DUB	GBP	(2,592)	(3,362)	16
					$(81,709)	$(44)

Schedule of Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount (1)	Unrealized Appreciation / (Depreciation)
Centrally Cleared Interest Rate Swap Agreements
N/A	3-Month LIBOR	Receiving	1.03%	04/07/2017	600	$—
N/A	3-Month LIBOR	Receiving	1.01%	04/28/2017	600	—
N/A	3-Month LIBOR	Receiving	0.92%	05/16/2017	290	—
N/A	3-Month LIBOR	Receiving	1.10%	01/26/2018	260	—
N/A	3-Month LIBOR	Receiving	1.02%	01/30/2018	700	—
N/A	3-Month LIBOR	Receiving	1.25%	02/13/2018	440	(2)
N/A	3-Month LIBOR	Paying	1.25%	02/13/2018	240	1
N/A	3-Month LIBOR	Receiving	1.24%	05/14/2018	330	(1)

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2016

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount (1)		Unrealized Appreciation / (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (continued)
N/A	3-Month LIBOR	Receiving	1.22%	08/14/2018	640		$(3)
N/A	3-Month LIBOR	Receiving	1.89%	09/11/2019	290		(7)
N/A	3-Month LIBOR	Receiving	1.78%	12/23/2019	340		(8)
N/A	3-Month LIBOR	Paying	1.44%	01/22/2020	240		3
N/A	3-Month LIBOR	Receiving	1.67%	02/13/2020	80		(2)
N/A	3-Month LIBOR	Receiving	1.69%	02/20/2020	250		(5)
N/A	3-Month LIBOR	Receiving	1.69%	05/29/2020	480		(10)
N/A	3-Month LIBOR	Receiving	1.54%	11/04/2020	720		(12)
N/A	3-Month LIBOR	Receiving	1.91%	02/13/2022	130		(5)
N/A	3-Month LIBOR	Receiving	1.80%	04/02/2022	180		(6)
N/A	3-Month LIBOR	Receiving	1.92%	01/22/2025	300		(12)
N/A	3-Month LIBOR	Receiving	2.01%	10/23/2025	680		(33)
N/A	6-Month Euribor	Receiving	0.44%	10/06/2019	EUR	12,180	(273)
							$(375)

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1),(6)	Value (5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements
Credit default swap agreements - purchase protection (2)
JPM	21st Century Fox America Inc., 3.70%, 09/15/2024	N/A	1.00%	06/20/2021	$1,600	$(44)	$(45)	$1
JPM	Abbott Laboratories, 4.13%, 05/27/2020	N/A	1.00%	12/20/2018	1,620	(30)	(57)	27
CGM	American Express Co., 7.00%, 03/19/2018	N/A	1.00%	06/20/2021	1,580	(42)	(43)	1
CGM	American Express Co., 7.00%, 03/19/2018	N/A	1.00%	06/20/2021	1,320	(35)	(37)	2
CGM	American Express Co., 7.00%, 03/19/2018	N/A	1.00%	06/20/2021	1,600	(42)	(40)	(2)
CGM	American International Group Inc., 6.25%, 05/01/2036	N/A	1.00%	06/20/2021	1,490	(19)	(22)	3
JPM	American International Group Inc., 6.25%, 05/01/2036	N/A	1.00%	06/20/2021	1,410	(18)	(19)	1
BCL	ArcelorMittal, 6.13%, 06/01/2018	N/A	5.00%	12/20/2021	449	(30)	(30)	—
CGM	ArcelorMittal, 6.13%, 06/01/2018	N/A	5.00%	12/20/2021	1,011	(66)	(53)	(13)
BOA	Arrow Electronics Inc., 6.88%, 06/01/2018	N/A	1.00%	12/20/2021	815	(11)	(10)	(1)
JPM	Arrow Electronics Inc., 6.88%, 06/01/2018	N/A	1.00%	12/20/2021	1,185	(15)	(14)	(1)
CSI	AT&T Inc., 1.60%, 02/15/2017	N/A	1.00%	12/20/2020	885	(11)	8	(19)
GSC	AT&T Inc., 1.60%, 02/15/2017	N/A	1.00%	03/20/2020	1,875	(29)	(31)	2
BCL	Avnet Inc., 4.88%, 12/01/2022	N/A	1.00%	12/20/2021	2,400	(5)	(8)	3
BNP	Banco Comercial Portugues SA, 3.34%, 02/27/2017	N/A	5.00%	12/20/2020	115	11	(2)	13
GSC	Bank of America Corp., 5.65%, 05/01/2018	N/A	1.00%	06/20/2021	1,600	(16)	3	(19)
GSC	Bank of America Corp., 5.65%, 05/01/2018	N/A	1.00%	06/20/2021	1,085	(11)	2	(13)
GSC	Bank of America Corp., 5.65%, 05/01/2018	N/A	1.00%	06/20/2021	1,315	(14)	2	(16)
GSC	Bank of America Corp., 5.65%, 05/01/2018	N/A	1.00%	12/20/2021	1,000	(7)	(5)	(2)
BNP	Barclays Bank Plc, 1.50%, 04/04/2017	N/A	1.00%	06/20/2021	449	(1)	7	(8)
CGM	Barclays Bank Plc, 1.50%, 04/04/2017	N/A	1.00%	06/20/2021	2,033	(4)	17	(21)
BNP	Best Buy Co. Inc., 5.50%, 03/15/2021	N/A	5.00%	12/20/2021	455	(70)	(69)	(1)
CGM	BNP Paribas, 2.35%, 04/13/2017	N/A	1.00%	12/20/2020	412	(6)	(4)	(2)
JPM	Boston Scientific Corp., 2.65%, 10/01/2018	N/A	1.00%	06/20/2020	1,250	(35)	(31)	(4)
GSC	Cable & Wireless International Finance NV., 8.63%, 03/25/2019	N/A	5.00%	06/20/2021	225	(33)	(26)	(7)
BCL	Cardinal Health Inc., 1.90%, 06/15/2017	N/A	1.00%	12/20/2018	1,620	(33)	(49)	16
GSC	Caterpillar Inc., 3.90%, 05/27/2021	N/A	1.00%	12/20/2021	1,500	(28)	(26)	(2)
JPM	Caterpillar Inc., 3.90%, 05/27/2021	N/A	1.00%	12/20/2021	1,500	(28)	(26)	(2)
GSC	Citigroup Inc., 6.13%, 05/15/2018	N/A	1.00%	06/20/2021	1,600	(16)	1	(17)
JPM	Citigroup Inc., 6.13%, 05/15/2018	N/A	1.00%	06/20/2021	1,085	(10)	3	(13)
JPM	Citigroup Inc., 6.13%, 05/15/2018	N/A	1.00%	06/20/2021	1,315	(13)	3	(16)
BNP	Clariant AG, 3.13%, 06/09/2017	N/A	1.00%	12/20/2021	281	(2)	(1)	(1)
GSC	Credit Suisse Group AG, 5.00%, 07/29/2019	N/A	1.00%	12/20/2020	337	4	1	3

See accompanying Notes to Schedules of Investments.

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1),(6)	Value (5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements (continued)
Credit default swap agreements - purchase protection(2) (continued)
GSC	Dell Inc., 7.10%, 04/15/2028	N/A	1.00%	12/20/2018	$250	$(1)	$5	$(6)
JPM	Devon Energy Corp., 7.95%, 04/15/2032	N/A	1.00%	06/20/2021	599	20	36	(16)
JPM	Devon Energy Corp., 7.95%, 04/15/2032	N/A	1.00%	06/20/2021	886	30	54	(24)
JPM	Dow Chemical Co., 7.38%, 11/01/2029	N/A	1.00%	09/20/2018	730	(11)	(4)	(7)
BOA	Duke Energy Carolinas LLC, 6.10%, 06/01/2037	N/A	1.00%	06/20/2021	2,090	(85)	(89)	4
JPM	Ephios Bondco Plc, 8.25%, 07/01/2023	N/A	5.00%	12/20/2021	225	(16)	(15)	(1)
BOA	Goldman Sachs Group Inc., 5.95%, 01/18/2018	N/A	1.00%	06/20/2021	1,525	(4)	9	(13)
BOA	Goldman Sachs Group Inc., 5.95%, 01/18/2018	N/A	1.00%	06/20/2021	1,600	(4)	13	(17)
BOA	Goldman Sachs Group Inc., 5.95%, 01/18/2018	N/A	1.00%	12/20/2021	1,000	—	0	—
CGM	Goldman Sachs Group Inc., 5.95%, 01/18/2018	N/A	1.00%	06/20/2021	875	(3)	9	(12)
JPM	Home Depot Inc., 5.88%, 12/16/2036	N/A	1.00%	06/20/2021	1,250	(45)	(47)	2
GSC	HP Inc., 4.65%, 12/09/2021	N/A	1.00%	06/20/2021	500	—	24	(24)
JPM	Iberdrola International BV, 2.88%, 11/11/2020	N/A	1.00%	12/20/2021	393	(6)	(5)	(1)
GSC	International Business Machines Corp., 5.70%, 09/14/2017	N/A	1.00%	12/20/2018	1,620	(30)	(49)	19
CGM	iTraxx Europe Senior Series 19	N/A	1.00%	06/20/2018	3,145	(31)	(35)	4
BCL	iTraxx Europe Senior Series 20	N/A	1.00%	12/20/2018	1,269	(14)	(7)	(7)
CGM	iTraxx Europe Senior Series 20	N/A	1.00%	12/20/2018	2,247	(24)	(27)	3
CGM	iTraxx Europe Senior Series 20	N/A	1.00%	12/20/2018	2,707	(30)	(15)	(15)
CIT	iTraxx Europe Series 9	N/A	5.00%	06/20/2018	2,045	(149)	254	(403)
BNP	ITV Plc, 2.13%, 09/21/2022	N/A	5.00%	12/20/2021	75	(15)	(15)	—
JPM	ITV Plc, 2.13%, 09/21/2022	N/A	5.00%	12/20/2021	262	(53)	(53)	—
BOA	JPMorgan Chase & Co., 6.00%, 01/15/2018	N/A	1.00%	06/20/2021	950	(18)	(12)	(6)
BOA	JPMorgan Chase & Co., 6.00%, 01/15/2018	N/A	1.00%	12/20/2021	1,000	(17)	(18)	1
GSC	JPMorgan Chase & Co., 6.00%, 01/15/2018	N/A	1.00%	06/20/2021	2,995	(55)	(35)	(20)
JPM	Ladbrokes Plc, 7.63%, 03/05/2017	N/A	1.00%	12/20/2021	112	9	12	(3)
BNP	Lanxess AG, 4.13%, 05/23/2018	N/A	1.00%	12/20/2021	683	(10)	(13)	3
CGM	Lanxess AG, 4.13%, 05/23/2018	N/A	1.00%	12/20/2021	598	(9)	(11)	2
CGM	Lloyds Bank Plc, 1.50%, 05/02/2017	N/A	1.00%	06/20/2021	449	(4)	2	(6)
CGM	Lloyds Bank Plc, 1.50%, 05/02/2017	N/A	1.00%	06/20/2021	2,033	(16)	(4)	(12)
CGM	Loews Corp., 6.00%, 02/01/2035	N/A	1.00%	06/20/2021	1,600	(51)	(50)	(1)
GSC	Louis Dreyfus Commodities BV, 4.00%, 12/04/2020	N/A	5.00%	12/20/2021	310	(22)	(20)	(2)
JPM	Lowe’s Cos. Inc., 4.63%, 04/15/2020	N/A	1.00%	06/20/2021	1,250	(45)	(48)	3
DUB	Macquarie Bank Ltd, 6.00%, 09/21/2020	N/A	1.00%	12/20/2021	300	10	8	2
BCL	Marks & Spencer Plc, 6.13%, 12/02/2019	N/A	1.00%	12/20/2021	697	18	15	3
BOA	Marks & Spencer Plc, 6.13%, 12/02/2019	N/A	1.00%	12/20/2021	637	17	13	4
GSC	Marriott International Inc., 3.00%, 03/01/2019	N/A	1.00%	06/20/2021	635	(15)	(10)	(5)
GSC	Marriott International Inc., 3.00%, 03/01/2019	N/A	1.00%	06/20/2021	615	(14)	(9)	(5)
JPM	Melia Hotels International SA, 4.30%, 11/14/2008	N/A	5.00%	12/20/2021	438	(86)	(81)	(5)
CGM	MetLife Inc., 4.75%, 02/08/2021	N/A	1.00%	06/20/2021	1,321	5	22	(17)
CSI	Microsoft Corp., 4.50%, 10/01/2040	N/A	1.00%	12/20/2018	1,279	(26)	(38)	12
GSC	Microsoft Corp., 4.50%, 10/01/2040	N/A	1.00%	12/20/2018	341	(7)	(10)	3
JPM	Monitchem Holding Co., 5.25%, 06/15/2021	N/A	5.00%	12/20/2021	393	(11)	(8)	(3)
JPM	Morgan Stanley, 3.75%, 02/25/2023	N/A	1.00%	06/20/2021	1,600	(8)	10	(18)
JPM	Morgan Stanley, 3.75%, 02/25/2023	N/A	1.00%	06/20/2021	2,400	(12)	25	(37)
CGM	Navient Corp., 5.50%, 01/25/2023	N/A	5.00%	09/20/2020	200	(7)	3	(10)
JPM	Navient LLC, 6.25%, 01/25/2016	N/A	1.00%	12/20/2019	100	7	7	—
JPM	New Look Senior Issuer Plc, 8.00%, 07/01/2023	N/A	5.00%	12/20/2021	1,258	148	131	17
CGM	Numericable-SFR, 5.38%, 05/15/2022	N/A	5.00%	12/20/2016	404	(5)	(16)	11
BNP	Obrigacoes do Tesouro, 4.95%, 10/25/2023	N/A	1.00%	09/20/2019	725	26	22	4
JPM	Omnicom Group Inc., 4.45%, 08/15/2020	N/A	1.00%	06/20/2021	889	(29)	(26)	(3)
GSC	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	12/20/2021	1,000	3	3	—
JPM	People’s Republic of China, 7.50%, 10/28/2027	N/A	1.00%	12/20/2021	1,700	5	7	(2)
CGM	Prudential Financial Inc., 6.10%, 06/15/2017	N/A	1.00%	06/20/2021	1,000	1	15	(14)
JPM	Republic of Colombia, 10.38%, 01/28/2033	N/A	1.00%	06/20/2021	200	5	11	(6)
BCL	Republic of France, 4.25%, 04/25/2019	N/A	0.25%	06/20/2018	1,275	(4)	23	(27)
JPM	Republic of France, 4.25%, 04/25/2019	N/A	0.25%	06/20/2018	865	(2)	14	(16)
BCL	Republic of South Africa, 5.50%, 03/09/2020	N/A	1.00%	12/20/2021	35	3	3	—

See accompanying Notes to Schedules of Investments.

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1),(6)	Value (5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements (continued)
Credit default swap agreements - purchase protection(2) (continued)
BNP	Republic of South Africa, 5.50%, 03/09/2020	N/A	1.00%	12/20/2021	$1,505	$110	$116	$(6)
CGM	Republic of South Africa, 5.50%, 03/09/2020	N/A	1.00%	12/20/2021	180	13	14	(1)
JPM	Sony Corp., 1.57%, 06/19/2015	N/A	1.00%	03/20/2019	1,405	(29)	91	(120)
CSI	Southwest Airlines Co., 5.13%, 03/01/2017	N/A	1.00%	12/20/2019	580	(12)	(10)	(2)
GSC	Sprint Communications, 8.38%, 08/15/2017	N/A	5.00%	12/20/2020	400	(1)	136	(137)
GSC	Standard Chartered Bank, 5.88%, 09/26/2017	N/A	1.00%	06/20/2021	348	20	35	(15)
JPM	Staples Inc., 2.75%, 01/12/2018	N/A	1.00%	06/20/2021	1,062	50	65	(15)
BNP	Statoil ASA, 2.00%, 09/10/2020	N/A	1.00%	12/20/2021	225	(6)	(5)	(1)
CSI	Stena AB, 6.13%, 02/01/2017	N/A	5.00%	12/20/2016	449	(4)	(8)	4
BOA	STMicroelectronics NV, 0.00%, 07/03/2019	N/A	1.00%	12/20/2021	499	—	1	(1)
CGM	Stretford, 6.25%, 07/15/2021	N/A	5.00%	12/20/2021	112	2	4	(2)
GSC	Target Corp., 5.38%, 05/01/2017	N/A	1.00%	06/20/2021	670	(18)	(19)	1
GSC	Target Corp., 5.38%, 05/01/2017	N/A	1.00%	06/20/2021	680	(19)	(21)	2
GSC	Target Corp., 5.38%, 05/01/2017	N/A	1.00%	06/20/2021	1,550	(43)	(48)	5
JPM	Target Corp., 5.38%, 05/01/2017	N/A	1.00%	06/20/2021	1,250	(34)	(45)	11
CSI	Techem, 6.13%, 10/01/2019	N/A	5.00%	12/20/2021	281	(49)	(49)	—
JPM	Textron Inc., 5.60%, 12/01/2017	N/A	1.00%	09/20/2020	700	(9)	(4)	(5)
GSC	The Raytheon Co., 7.20%, 08/15/2027	N/A	1.00%	03/20/2020	968	(29)	(39)	10
GSC	The Raytheon Co., 7.20%, 08/15/2027	N/A	1.00%	03/20/2020	970	(28)	(39)	11
JPM	The Walt Disney Company, 2.55%, 02/15/2022	N/A	1.00%	06/20/2021	1,600	(57)	(57)	—
JPM	Time Warner Inc., 2.10%, 06/01/2019	N/A	1.00%	06/20/2021	2,850	(59)	(39)	(20)
CSI	Twinkle Pizza Holdings, 8.63%, 08/01/2022	N/A	5.00%	12/20/2021	483	38	40	(2)
CSI	United Mexican States, 5.95%, 03/19/2019	N/A	1.00%	06/20/2021	350	8	10	(2)
BNP	VF Corp., 5.95%, 11/01/2017	N/A	1.00%	12/20/2020	285	(5)	(6)	1
BOA	Viacom Inc., 6.88%, 04/30/2036	N/A	1.00%	06/20/2021	665	(2)	40	(42)
GSC	Wells Fargo & Co., 5.63%, 12/11/2017	N/A	1.00%	06/20/2021	2,400	(47)	(43)	(4)
JPM	Western Union Co., 3.65%, 08/22/2018	N/A	1.00%	06/20/2021	425	(1)	13	(14)
JPM	XLIT Ltd, 6.25%, 05/15/2027	N/A	1.00%	06/20/2021	1,250	(33)	(34)	1
					$120,139	(1,640)	(522)	(1,118)

Credit default swap agreements - sell protection (3)
BCL	Anglo American Capital Plc, 4.45%, 09/27/2020	3.49%	5.00%	12/20/2021	$(449)	$34	$35	$(1)
CGM	Anglo American Capital Plc, 4.45%, 09/27/2020	3.49%	5.00%	12/20/2021	(1,011)	76	59	17
CGM	BNP Paribas, 2.35%, 04/13/2017	0.74%	1.00%	06/20/2021	(2,033)	26	15	11
GSC	Calpine Corp., 5.38%, 01/15/2023	3.74%	5.00%	12/20/2021	(400)	24	18	6
CGM	CNH Industrial Finance Europe SA, 6.25%, 03/09/2018	1.43%	5.00%	03/20/2019	(202)	18	38	(20)
CGM	CNH Industrial Finance Europe SA, 6.25%, 03/09/2018	1.43%	5.00%	03/20/2019	(202)	18	39	(21)
CGM	CNH Industrial Finance Europe SA, 6.25%, 03/09/2018	2.02%	5.00%	06/20/2020	(225)	25	35	(10)
CGM	Credit Suisse Group AG, 5.00%, 07/29/2019	1.37%	1.00%	06/20/2021	(2,033)	(33)	(33)	—
GSC	Dell Inc., 7.10%, 04/15/2028	3.21%	1.00%	12/20/2021	(400)	(41)	(42)	1
GSC	Dell Inc., 7.10%, 04/15/2028	3.21%	1.00%	12/20/2021	(400)	(41)	(40)	(1)
GSC	Dell Inc., 7.10%, 04/15/2028	3.21%	1.00%	12/20/2021	(400)	(41)	(42)	1
JPM	Dell Inc., 7.10%, 04/15/2028	3.21%	1.00%	12/20/2021	(400)	(41)	(41)	—
JPM	Dell Inc., 7.10%, 04/15/2028	3.21%	1.00%	12/20/2021	(800)	(83)	(85)	2
BCL	Deutsche Bank, 5.13%, 08/31/2017	2.35%	1.00%	06/20/2021	(449)	(26)	(21)	(5)
BCL	Deutsche Bank, 5.13%, 08/31/2017	2.35%	1.00%	06/20/2021	(225)	(13)	(10)	(3)
BNP	Deutsche Bank, 5.13%, 08/31/2017	2.35%	1.00%	06/20/2021	(449)	(27)	(23)	(4)
BNP	Deutsche Bank, 5.13%, 08/31/2017	2.35%	1.00%	06/20/2021	(316)	(19)	(16)	(3)
CSI	Deutsche Bank, 5.13%, 08/31/2017	2.35%	1.00%	06/20/2021	(1,197)	(70)	(59)	(11)
JPM	Deutsche Bank, 5.13%, 08/31/2017	2.35%	1.00%	06/20/2021	(510)	(30)	(26)	(4)
CGM	Federative Republic of Brazil, 4.25%, 01/07/2025	2.45%	1.00%	06/20/2021	(200)	(13)	(14)	1
BCL	Hertz Corp., 5.88%, 10/15/2020	3.96%	5.00%	12/20/2021	(400)	20	26	(6)
GSC	Hertz Corp., 5.88%, 10/15/2020	3.96%	5.00%	12/20/2021	(800)	40	46	(6)
JPM	Hertz Corp., 5.88%, 10/15/2020	3.96%	5.00%	12/20/2021	(400)	20	23	(3)
JPM	Hertz Corp., 5.88%, 10/15/2020	3.96%	5.00%	12/20/2021	(800)	40	45	(5)

See accompanying Notes to Schedules of Investments.

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1),(6)	Value (5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements (continued)
Credit default swap agreements - sell protection (continued) (3)
CSI	International Business Machines Corp., 5.70%, 09/14/2017	0.50%	1.00%	06/20/2021	$(975)	$23	$21	$2
CSI	International Business Machines Corp., 5.70%, 09/14/2017	0.50%	1.00%	06/20/2021	(1,220)	29	26	3
GSC	International Business Machines Corp., 5.70%, 09/14/2017	0.50%	1.00%	06/20/2021	(975)	23	21	2
JPM	International Business Machines Corp., 5.70%, 09/14/2017	0.50%	1.00%	06/20/2021	(930)	21	23	(2)
JPM	Intesa Sanpaolo SpA, 03/03/2017	1.41%	1.00%	06/20/2021	(674)	(12)	(20)	8
CGM	iTraxx Europe Subordinated Series 19	N/A	5.00%	06/20/2018	(2,247)	153	189	(36)
BCL	iTraxx Europe Subordinated Series 20	N/A	5.00%	12/20/2018	(1,011)	85	211	(126)
CGM	iTraxx Europe Subordinated Series 20	N/A	5.00%	12/20/2018	(1,798)	152	182	(30)
CGM	iTraxx Europe Subordinated Series 20	N/A	5.00%	12/20/2018	(1,449)	122	299	(177)
DUB	iTraxx Europe Subordinated Series 20	N/A	5.00%	12/20/2018	(719)	61	149	(88)
BCL	Olin Corp., 5.50%, 08/15/2022	2.77%	1.00%	12/20/2021	(400)	(34)	(33)	(1)
GSC	Olin Corp., 5.50%, 08/15/2022	2.77%	1.00%	12/20/2021	(400)	(34)	(33)	(1)
BCL	Republic of France, 4.25%, 04/25/2019	0.37%	0.25%	06/20/2023	(780)	(6)	(61)	55
CIT	Republic of France, 4.25%, 04/25/2019	0.37%	0.25%	06/20/2023	(530)	(5)	(44)	39
GSC	Scandinavian Airlines	5.93%	5.00%	12/20/2017	(135)	(1)	(4)	3
GSC	Scandinavian Airlines	6.95%	5.00%	06/20/2019	(494)	(22)	(40)	18
BNP	Telecom Italia SpA, 5.38%, 01/29/2019	2.04%	1.00%	06/20/2021	(438)	(21)	(19)	(2)
BNP	Telecom Italia SpA, 5.38%, 01/29/2019	2.04%	1.00%	06/20/2021	(449)	(22)	(18)	(4)
CGM	Telecom Italia SpA, 5.38%, 01/29/2019	2.04%	1.00%	06/20/2021	(202)	(10)	(11)	1
BNP	Tenet Healthcare Corp, 6.88%, 11/15/2031	6.68%	5.00%	12/21/2016	(400)	(28)	(27)	(1)
BCL	UniCredit SpA, 0.66%, 04/10/2017	1.81%	1.00%	06/20/2021	(225)	(8)	(7)	(1)
BCL	UniCredit SpA, 0.66%, 04/10/2017	1.81%	1.00%	06/20/2021	(449)	(17)	(14)	(3)
CGM	UniCredit SpA, 0.66%, 04/10/2017	1.81%	1.00%	06/20/2021	(337)	(12)	(10)	(2)
CGM	UniCredit SpA, 0.66%, 04/10/2017	1.81%	1.00%	06/20/2021	(562)	(20)	(29)	9
CGM	UniCredit SpA, 0.66%, 04/10/2017	1.81%	1.00%	06/20/2021	(449)	(16)	(25)	9
CGM	UniCredit SpA, 0.66%, 04/10/2017	1.81%	1.00%	06/20/2021	(1,011)	(37)	(53)	16
JPM	Valero Energy Corp., 8.75%, 06/15/2030	1.33%	1.00%	06/20/2021	(600)	(9)	(23)	14
GSC	Wind Acquisition Finance SA, 7.00%, 04/23/2021	2.56%	5.00%	06/20/2021	(106)	12	4	8
					$(34,666)	$230	$581	$(351)

Counterparty	Reference Obligation	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1)	Value (5)	Unrealized Appreciation / (Depreciation)
Centrally Cleared Credit Default Swap Agreements
Credit default swap agreements - purchase protection (2)
N/A	CDX.NA.HY.27	5.00%	12/20/2021	$1,000	$(44)	$(6)
N/A	CDX.NA.IG.26	1.00%	06/20/2021	4,750	(68)	(12)
N/A	CDX.NA.IG.27	1.00%	12/20/2021	29,000	(362)	(68)
N/A	iTraxx Europe Crossover Series 26	5.00%	12/20/2021	18,934	(1,488)	(53)
N/A	iTraxx Europe Senior Series 26	1.00%	12/20/2021	2,247	(32)	(1)
				$55,931	$(1,994)	$(140)

Credit default swap agreements - sell protection (3)
N/A	CDX.NA.HY.25	5.00%	12/20/2020	$(3,564)	$207	$202
N/A	iTraxx Europe Senior Series 23	1.00%	06/20/2020	(1,429)	23	(6)
N/A	iTraxx Europe Senior Series 25	1.00%	06/20/2021	(809)	2	(2)
N/A	iTraxx Europe Senior Series 25	1.00%	06/20/2021	(831)	13	1
N/A	iTraxx Europe Senior Series 26	1.00%	12/20/2021	(4,213)	(2)	(5)
N/A	iTraxx Europe Series 21	1.00%	06/20/2019	(1,337)	22	(4)
				$(12,183)	$265	$186

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

September 30, 2016

Schedule of Over the Counter Total Return Swap Agreements

Counterparty	Paying Return of Reference Entity	Rate Received by Fund	Expiration Date	Notional Amount (1)	Unrealized Appreciation / (Depreciation)
BNP	General Electric Co.	3-Month LIBOR -0.20%	1/22/2017	$(240)	$17
BNP	General Electric Co.	3-Month LIBOR -0.20%	1/27/2017	(100)	5
BNP	iShares iBoxx USD High Yield Corporate Bond ETF	1-Month LIBOR -1.50%	12/19/2016	(410)	(9)
BNP	iShares iBoxx USD Investment Grade Corporate Bond ETF	1-Month LIBOR	9/13/2017	(607)	(8)
BNP	Tenet Healthcare Corp.	3-Month LIBOR -0.25%	12/21/2016	(23)	—
BNP	Western Digital Corp.	3-Month LIBOR -0.30%	2/10/2017	(97)	(36)
BOA	Caterpillar Inc.	3-Month LIBOR -0.30%	9/13/2017	(108)	(12)
BOA	Caterpillar Inc.	3-Month LIBOR -0.30%	9/26/2017	(165)	(13)
BOA	Chesapeake Energy Corp.	3-Month LIBOR -0.85%	9/29/2017	(157)	—
BOA	Chesapeake Energy Corp.	3-Month LIBOR -0.85%	9/29/2017	(94)	—
BOA	Financial Select Sector SPDR Fund	3-Month LIBOR -0.10%	9/27/2017	(144)	(1)
BOA	Financial Select Sector SPDR Fund	1-Month LIBOR -0.10%	9/29/2017	(95)	(1)
BOA	Financial Select Sector SPDR Fund	1-Month LIBOR -0.10%	9/29/2017	(95)	(1)
BOA	Health Care Select Sector SPDR Fund	3-Month LIBOR -0.30%	9/26/2017	(144)	—
BOA	Herc Holdings Inc.	3-Month LIBOR -0.30%	7/1/2017	(14)	—
BOA	Hertz Global Holdings Inc.	3-Month LIBOR -0.30%	9/28/2017	(81)	—
BOA	Industrial Select Sector SPDR Fund	3-Month LIBOR -0.30%	9/14/2017	(228)	(7)
BOA	iShares iBoxx USD High Yield Corporate Bond ETF	1-Month LIBOR -0.55%	2/5/2017	(318)	(1)
BOA	iShares iBoxx USD High Yield Corporate Bond ETF	1-Month LIBOR -0.55%	5/6/2017	(435)	(3)
BOA	iShares iBoxx USD High Yield Corporate Bond ETF	1-Month LIBOR -0.75%	6/16/2017	(430)	(7)
BOA	iShares iBoxx USD High Yield Corporate Bond ETF	1-Month LIBOR -0.95%	12/15/2016	(224)	(4)
BOA	iShares iBoxx USD High Yield Corporate Bond ETF	1-Month LIBOR -1.50%	3/28/2017	(218)	(1)
BOA	iShares iBoxx USD Investment Grade Corporate Bond ETF	1-Month LIBOR	9/19/2017	(335)	(4)
BOA	iShares US Preferred Stock ETF	1-Month LIBOR -2.00%	9/13/2017	(492)	(2)
BOA	Mallinckrodt Plc	3-Month LIBOR -0.30%	10/26/2016	(51)	(2)
BOA	Micron Technology Inc.	3-Month LIBOR -0.30%	7/1/2017	(124)	(54)
BOA	Micron Technology Inc.	3-Month LIBOR -0.30%	9/26/2017	(69)	(2)
BOA	Olin Corp.	3-Month LIBOR -0.30%	9/20/2017	(37)	(4)
BOA	Tenet Healthcare Corp.	3-Month LIBOR -0.30%	8/1/2017	(30)	7
CIT	iShares iBoxx USD High Yield Corporate Bond ETF	1-Month LIBOR -0.80%	6/14/2017	(1,324)	(29)
CIT	iShares US Preferred Stock ETF	1-Month LIBOR -0.50%	9/29/2017	(494)	—
					$(172)

Schedule of Over the Counter Contracts for Differences

Counterparty	Reference Entity	Financing Fee	Expiration	Contracts Long (Short)	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
BOA	Anglo American Plc	1-Month GBP LIBOR - 0.25%	TBD	(35)	GBP	(285)	$(71)
BOA	APERAM	Euro Interbank Offered Rate - 0.28%	TBD	(12)	EUR	(479)	(27)
BOA	ArcelorMittal	Euro Interbank Offered Rate - 0.28%	TBD	(17)	EUR	(85)	(8)
BOA	Banco Bilbao Vizcaya Argentaria SA	Euro Interbank Offered Rate + 0.30%	TBD	9	EUR	50	1
BOA	Banco Santander	Euro Interbank Offered Rate + 0.30%	TBD	57	EUR	226	(1)
BOA	BNP Paribas	Euro Interbank Offered Rate + 0.30%	TBD	5	EUR	210	1
BOA	Eurobank Ergasias SA	Euro Interbank Offered Rate + 1.00%	TBD	231	EUR	115	2
BOA	Hellenic Telecommunications Organization SA	Euro Interbank Offered Rate + 1.00%	TBD	52	EUR	406	(2)
BOA	ING Group	Euro Interbank Offered Rate + 0.30%	TBD	14	EUR	155	4
BOA	Intesa Sanpaolo Bank	Euro Interbank Offered Rate + 0.30%	TBD	67	EUR	139	(8)
BOA	Lloyds Banking Group Plc	1-Month GBP LIBOR - 0.25%	TBD	(988)	GBP	(561)	17
BOA	National Bank of Greece SA	Euro Interbank Offered Rate + 1.00%	TBD	913	EUR	165	3

See accompanying Notes to Schedules of Investments.

Counterparty	Reference Entity	Financing Fee	Expiration	Contracts Long (Short)	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
BOA	Societe Generale	Euro Interbank Offered Rate + 0.30%	TBD	2	EUR	76	$(3)
BOA	Tullow Oil Plc	1-Month GBP LIBOR - 0.50%	TBD	(40)	GBP	(87)	(19)
BOA	UniCredit SpA	Euro Interbank Offered Rate + 0.30%	TBD	90	EUR	187	(2)
							$(113)

(1)Notional amount is stated in USD unless otherwise noted.

(2)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(4)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(5)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(7)If the Fund is a buyer of protection, the Fund pays the fixed rate.  If the Fund is a seller of protection, the Fund receives the fixed rate.

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2016

JNL/DFA U.S. Micro Cap Fund

	Shares/Par †	Value
COMMON STOCKS - 99.2%
CONSUMER DISCRETIONARY - 15.0%
1-800-Flowers.com Inc. - Class A (a) (b)	6	$54
Aaron’s Inc.	3	71
Abercrombie & Fitch Co. - Class A	3	43
AH Belo Corp. - Class A	4	32
America’s Car-Mart Inc. (a) (b)	1	50
American Axle & Manufacturing Holdings Inc. (a)	10	176
American Public Education Inc. (a)	3	58
Arctic Cat Inc. (b)	2	25
Ark Restaurants Corp.	1	13
Asbury Automotive Group Inc. (a) (b)	2	138
Ascent Capital Group Inc. - Class A (a)	2	40
Ballantyne Strong Inc. (a)	2	14
Barnes & Noble Education Inc. (a)	5	47
Barnes & Noble Inc.	8	88
Bassett Furniture Industries Inc.	1	27
Belmond Ltd. - Class A (a)	12	154
Big 5 Sporting Goods Corp.	3	37
Biglari Holdings Inc. (a)	—	—
BJ’s Restaurants Inc. (a)	3	98
Blue Nile Inc. (b)	2	72
Bob Evans Farms Inc.	3	120
Bon-Ton Stores Inc. (b)	2	4
Boot Barn Holdings Inc (a) (b)	3	34
Bravo Brio Restaurant Group Inc. (a)	3	16
Bridgepoint Education Inc. (a)	6	44
Build-A-Bear Workshop Inc. (a)	3	34
Caleres Inc.	7	181
Callaway Golf Co.	13	147
Cambium Learning Group Inc. (a) (b)	3	14
Capella Education Co.	2	87
Career Education Corp. (a)	10	69
Carmike Cinemas Inc. (a)	3	90
Carriage Services Inc. (b)	2	56
Carrol’s Restaurant Group Inc. (a)	5	60
Cato Corp. - Class A	4	123
Cavco Industries Inc. (a)	1	110
Central European Media Entertainment Ltd. - Class A (a) (b)	10	22
Century Casinos Inc. (a)	1	9
Century Communities Inc. (a)	2	44
Cherokee Inc. (a) (b)	1	15
Chico’s FAS Inc.	17	203
Childrens Place Retail Stores Inc. (b)	3	219
Christopher & Banks Corp. (a)	5	8
Chuy’s Holdings Inc. (a)	2	57
Citi Trends Inc.	3	63
ClubCorp Holdings Inc.	7	95
Collectors Universe Inc.	2	33
Cooper-Standard Holding Inc. (a)	2	195
Core-Mark Holding Co. Inc.	1	34
Crocs Inc. (a)	9	77
Culp Inc.	2	50
Cumulus Media Inc. - Class A (a)	15	5
Dave & Buster’s Entertainment Inc. (a)	3	104
Del Frisco’s Restaurant Group Inc. (a)	3	45
Del Taco Restaurants Inc. (a)	3	34
Delta Apparel Inc. (a)	1	25
Denny’s Corp. (a)	10	110
Destination Maternity Corp.	1	9
Destination XL Group Inc. (a) (b)	12	51
DeVry Education Group Inc.	1	12
DineEquity Inc.	2	153
Dixie Group Inc. - Class A (a)	1	4
Drew Industries Inc.	1	61
El Pollo Loco Holdings Inc. (a) (b)	3	34
Entercom Communications Corp. - Class A	3	44
Entravision Communications Corp. - Class A	8	59
Escalade Inc. (b)	2	28
Ethan Allen Interiors Inc. (b)	4	125
EVINE Live Inc. - Class A (a)	5	11
EW Scripps Co. - Class A (a) (b)	13	204
Express Inc. (a)	9	109
Famous Dave’s Of America Inc. (a) (b)	1	4
Fiesta Restaurant Group Inc. (a) (b)	3	77
Finish Line Inc. - Class A	6	140
Flexsteel Industries Inc.	1	39
Fox Factory Holding Corp. (a)	5	106
Francesca’s Holdings Corp. (a)	5	79
Fred’s Inc. - Class A	5	41
FTD Cos. Inc. (a)	4	74
Gaia Inc. - Class A (a)	1	6
Gannett Co. Inc.	3	30
Genesco Inc. (a)	2	127
Gentherm Inc. (a)	4	140
Global Eagle Entertainment Inc. (a)	5	38
Gordman’s Stores Inc. (a) (b)	3	2
Gray Television Inc. (a)	7	74
Green Brick Partners Inc. (a) (b)	4	30
Group 1 Automotive Inc. (b)	3	174
Guess Inc.	6	83
Harte-Hanks Inc.	11	17
Haverty Furniture Cos. Inc. (b)	3	56
hhgregg Inc. (a) (b)	4	8
Hibbett Sports Inc. (a) (b)	3	126
Hooker Furniture Corp.	2	57
Horizon Global Corp. (a)	3	55
Installed Building Products Inc. (a)	4	160
International Speedway Corp. - Class A	3	101
Intrawest Resorts Holdings Inc. (a)	2	39
iRobot Corp. (a) (b)	3	151
Isle of Capri Casinos Inc. (a)	4	93
J Alexander’s Holdings Inc. (a)	1	14
Jamba Inc. (a) (b)	2	19
Johnson Outdoors Inc. - Class A	1	28
K12 Inc. (a)	4	57
KB Home (b)	7	111
Kirkland’s Inc. (a)	3	32
Kona Grill Inc. (a) (b)	1	19
La Quinta Holdings Inc. (a)	6	71
La-Z-Boy Inc.	7	166
Libbey Inc.	3	55
Liberty Tax Inc. - Class A	1	14
Liberty TripAdvisor Holdings Inc. - Class A (a)	10	210
Lifetime Brands Inc.	2	27
Lindblad Expeditions Holdings Inc. (a)	2	19
Luby’s Inc. (a)	3	12
M/I Homes Inc. (a)	3	59
Malibu Boats Inc. - Class A (a)	2	27
Marcus Corp.	2	44
Marine Products Corp.	3	28
MarineMax Inc. (a) (b)	4	84
McClatchy Co. - Class A (a)	1	14
MDC Holdings Inc. (b)	5	140
Meritage Homes Corp. (a)	4	148
Modine Manufacturing Co. (a)	7	86
Monarch Casino & Resort Inc. (a)	1	18
Motorcar Parts of America Inc. (a) (b)	2	69
Movado Group Inc. (b)	2	53
MSG Networks Inc. (a)	7	138
NACCO Industries Inc. - Class A	1	48

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Nathan’s Famous Inc. (a)	1	50
National American University Holdings Inc. (b)	2	3
National CineMedia Inc.	8	115
Nautilus Inc. (a)	5	114
New Home Co. Inc. (a) (b)	1	9
New Media Investment Group Inc.	4	57
New York & Co. Inc. (a)	10	23
Nexstar Broadcasting Group Inc. - Class A (b)	2	89
NutriSystem Inc.	4	110
Ollie’s Bargain Outlet Holdings Inc. (a)	1	13
Overstock.com Inc. (a)	2	38
Oxford Industries Inc.	2	155
Penn National Gaming Inc. (a)	2	32
Perry Ellis International Inc. (a)	2	46
PetMed Express Inc.	2	50
Pier 1 Imports Inc. (b)	9	36
Popeyes Louisiana Kitchen Inc. (a)	3	162
Potbelly Corp. (a)	3	39
RCI Hospitality Holdings Inc.	1	12
Reading International Inc. - Class A (a)	1	18
Red Lion Hotels Corp. (a) (b)	4	32
Red Robin Gourmet Burgers Inc. (a)	2	86
Regis Corp. (a)	7	90
Rent-A-Center Inc.	8	97
Rocky Brands Inc.	1	10
Ruby Tuesday Inc. (a)	6	16
Ruth’s Hospitality Group Inc.	4	54
Saga Communications Inc.	—	13
Salem Media Group Inc. - Class A	2	10
Scholastic Corp.	4	145
SeaWorld Entertainment Inc. (b)	9	117
Select Comfort Corp. (a) (b)	6	134
Sequential Brands Group Inc. (a)	2	13
Shake Shack Inc. - Class A (a) (b)	1	44
Shiloh Industries Inc. (a)	2	17
Shoe Carnival Inc. (b)	3	80
Shutterfly Inc. (a) (b)	3	148
Skyline Corp. (a) (b)	2	31
Smith & Wesson Holding Corp. (a) (b)	7	192
Sonic Automotive Inc. - Class A (b)	5	96
Sonic Corp.	6	150
Spartan Motors Inc.	5	49
Speedway Motorsports Inc.	5	94
Sportsman’s Warehouse Holdings Inc. (a)	4	40
Stage Stores Inc. (b)	4	23
Standard Motor Products Inc. (b)	3	164
Stanley Furniture Co. Inc.	1	1
Stein Mart Inc.	6	40
Stoneridge Inc. (a)	4	69
Strattec Security Corp.	1	19
Strayer Education Inc. (a)	2	71
Sturm Ruger & Co. Inc.	3	167
Superior Industries International Inc.	4	112
Superior Uniform Group Inc.	1	28
Sypris Solutions Inc. (a)	5	5
Tandy Leather Factory Inc. (a)	1	9
Tile Shop Holdings Inc. (a)	4	66
Tilly’s Inc. - Class A (a)	1	8
Time Inc.	9	125
TopBuild Corp. (a)	5	168
Tower International Inc.	3	62
Tronc Inc. (b)	1	23
Tuesday Morning Corp. (a)	5	28
U.S. Auto Parts Network Inc. (a)	4	14
Unifi Inc. (a)	3	77
Universal Electronics Inc. (a) (b)	2	171
Universal Technical Institute Inc.	4	7
Vera Bradley Inc. (a)	5	76
Vince Holding Corp. (a)	4	23
Vitamin Shoppe Inc. (a)	4	103
VOXX International Corp. - Class A (a)	2	7
WCI Communities Inc (a)	2	47
West Marine Inc. (a)	3	22
Weyco Group Inc. (b)	1	39
William Lyon Homes - Class A (a) (b)	3	52
Wingstop Inc. (b)	3	94
Winmark Corp.	1	79
Winnebago Industries Inc. (b)	3	78
World Wrestling Entertainment Inc. - Class A	1	12
Zagg Inc. (a) (b)	3	22
Zumiez Inc. (a) (b)	4	71
		13,825
CONSUMER STAPLES - 3.0%
Alico Inc. (b)	1	30
Alliance One International Inc. (a)	1	18
Andersons Inc.	2	87
Calavo Growers Inc.	2	134
Central Garden & Pet Co. - Class A (a)	7	173
Chefs’ Warehouse Inc. (a) (b)	3	35
Coca-Cola Bottling Co. (b)	1	168
Craft Brewers Alliance Inc. (a)	2	41
Dean Foods Co. (b)	7	116
Farmer Bros. Co. (a) (b)	3	95
Ingles Markets Inc. - Class A	2	81
Inter Parfums Inc.	4	126
Inventure Foods Inc. (a)	3	27
John B. Sanfilippo & Son Inc.	1	62
Landec Corp. (a) (b)	4	54
Lifeway Foods Inc. (a)	—	7
Limoneira Co. (b)	—	3
Medifast Inc.	2	65
MGP Ingredients Inc. (b)	2	75
Natural Grocers by Vitamin Cottage Inc. (a)	2	26
Natural Health Trends Corp. (b)	1	25
Nutraceutical International Corp. (a)	1	22
Oil-Dri Corp. of America	1	24
Omega Protein Corp. (a)	4	82
Orchids Paper Products Co. (b)	1	25
Primo Water Corp. (a)	3	37
Revlon Inc. - Class A (a)	3	94
Rocky Mountain Chocolate Factory Inc.	2	16
Seneca Foods Corp. - Class A (a)	1	30
Smart & Final Stores Inc. (a) (b)	1	7
SpartanNash Co.	4	122
SUPERVALU Inc. (a)	18	89
United-Guardian Inc.	—	2
Universal Corp. (b)	3	156
USANA Health Sciences Inc. (a)	1	185
Village Super Market Inc. - Class A	2	59
WD-40 Co.	2	212
Weis Markets Inc.	3	145
		2,755
ENERGY - 4.0%
Abraxas Petroleum Corp. (a) (b)	4	7
Adams Resources & Energy Inc.	1	31
Alon USA Energy Inc.	9	72
Bill Barrett Corp. (a)	5	28
Callon Petroleum Co. (a)	8	131
Clayton Williams Energy Inc. (a)	1	128
Clean Energy Fuels Corp. (a) (b)	18	78
Cloud Peak Energy Inc. (a) (b)	7	35
Contango Oil & Gas Co. (a)	3	32
Dawson Geophysical Co. (a)	3	22
Delek US Holdings Inc.	6	106

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
DHT Holdings Inc. (b)	11	47
Dorian LPG Ltd. (a) (b)	2	12
Eclipse Resources Corp. (a) (b)	12	39
Era Group Inc. (a)	2	17
Evolution Petroleum Corp.	3	19
Forum Energy Technologies Inc. (a)	12	234
GasLog Ltd.	2	27
Geospace Technologies Corp. (a) (b)	1	26
Green Plains Renewable Energy Inc.	5	121
Gulf Island Fabrication Inc.	2	18
Gulfmark Offshore Inc. - Class A (a) (b)	3	5
Helix Energy Solutions Group Inc. (a)	15	122
Hornbeck Offshore Services Inc. (a) (b)	4	25
ION Geophysical Corp. (a) (b)	1	8
Jones Energy Inc. - Class A (a)	3	10
Matador Resources Co. (a) (b)	1	29
Matrix Service Co. (a)	4	80
McDermott International Inc. (a)	31	157
Mitcham Industries Inc. (a)	2	5
Natural Gas Services Group Inc. (a)	2	44
Newpark Resources Inc. (a)	12	91
Nordic American Offshore Ltd.	—	—
Nordic American Tankers Ltd. (b)	9	93
Oasis Petroleum Inc. (a) (b)	23	267
Oil States International Inc. (a)	7	217
Overseas Shipholding Group Inc. - Class A	1	16
Pacific Ethanol Inc. (a)	4	28
Panhandle Oil and Gas Inc. - Class A	2	39
Par Pacific Holdings Inc. (a)	4	49
Parker Drilling Co. (a)	13	28
PHI Inc. (a)	1	26
Pioneer Energy Services Corp. (a)	10	41
Renewable Energy Group Inc. (a) (b)	6	50
REX American Resources Corp. (a) (b)	1	51
RigNet Inc. (a)	2	36
Ring Energy Inc. (a)	4	39
Scorpio Tankers Inc. (b)	14	64
SEACOR Holdings Inc. (a) (b)	2	117
SemGroup Corp. - Class A (b)	7	240
Synergy Resources Corp. (a) (b)	25	175
Teekay Tankers Ltd. - Class A	12	30
Tesco Corp. (b)	6	52
Tetra Technologies Inc. (a)	11	65
Unit Corp. (a)	7	123
VAALCO Energy Inc. (a)	9	8
Willbros Group Inc. (a)	1	3
		3,663
FINANCIALS - 22.1%
1st Source Corp.	4	147
A-Mark Precious Metals Inc.	—	3
Access National Corp.	3	60
Ambac Financial Group Inc. (a)	5	101
American Equity Investment Life Holding Co.	3	62
American National Bankshares Inc.	1	35
American River Bankshares (a)	1	12
Ameris Bancorp	4	140
Amerisafe Inc.	3	147
Argo Group International Holdings Ltd.	1	56
Arrow Financial Corp.	2	64
Asta Funding Inc. (a)	2	16
Astoria Financial Corp.	13	190
Atlas Financial Holdings Inc. (a)	1	11
Baldwin & Lyons Inc. - Class B	2	50
Banc of California Inc.	7	115
BancFirst Corp.	2	174
Bancorp Inc. (a)	4	25
Bank Mutual Corp.	5	37
Bank of Commerce Holdings	1	8
Bank of Marin Bancorp	1	30
BankFinancial Corp.	3	42
Banner Corp.	4	159
Bar Harbor Bankshares (b)	1	46
BCB Bancorp Inc.	2	20
Beneficial Bancorp Inc.	9	138
Berkshire Hills Bancorp Inc.	4	111
Blue Hills Bancorp Inc. (b)	3	51
BNC Bancorp	4	96
BofI Holding Inc. (a) (b)	8	183
Boston Private Financial Holdings Inc.	15	190
Bridge Bancorp Inc. (b)	1	34
Brookline Bancorp Inc.	11	132
Bryn Mawr Bank Corp. (b)	2	65
C&F Financial Corp.	1	40
Calamos Asset Management Inc. - Class A	2	16
Camden National Corp.	2	79
Capital Bank Financial Corp. - Class A (b)	3	104
Capital City Bank Group Inc.	2	30
Cardinal Financial Corp.	4	114
Carolina Financial Corp.	—	11
Cascade Bancorp (a)	5	33
Centerstate Banks of Florida Inc.	6	98
Central Pacific Financial Corp.	5	124
Century Bancorp Inc. - Class A	1	31
Charter Financial Corp.	1	19
Chemical Financial Corp.	6	264
Citizens & Northern Corp. (b)	1	19
Citizens Inc. - Class A (a) (b)	8	76
City Holdings Co.	2	115
Clifton Bancorp Inc. (b)	4	54
CNB Financial Corp.	1	31
CoBiz Financial Inc.	7	87
Codorus Valley Bancorp Inc. (b)	1	14
Cohen & Steers Inc.	3	118
Columbia Banking System Inc.	5	170
Community Bank System Inc. (b)	4	210
Community Bankers Trust Corp. (a)	1	8
Community Trust Bancorp Inc.	3	104
ConnectOne Bancorp Inc.	3	55
Consumer Portfolio Services Inc. (a)	4	18
Cowen Group Inc. - Class A (a) (b)	13	46
Crawford & Co. - Class A	1	11
Crawford & Co. - Class B	4	43
CU Bancorp (a)	1	26
Customers Bancorp Inc. (a)	4	101
Diamond Hill Investment Group Inc.	1	112
Dime Community Bancshares Inc.	5	76
Donegal Group Inc. - Class A	2	37
Eagle Bancorp Inc. (a)	3	140
eHealth Inc. (a)	2	26
EMC Insurance Group Inc.	2	65
Emergent Capital Inc. (a)	1	3
Employer Holdings Inc.	5	140
Encore Capital Group Inc. (a) (b)	3	70
Enova International Inc. (a)	5	46
Enterprise Bancorp Inc.	2	42
Enterprise Financial Services Corp.	2	72
ESSA Bancorp Inc. (b)	1	17
Ezcorp Inc. - Class A (a) (b)	5	60
Farmers Capital Bank Corp.	1	21
Farmers National Banc Corp.	2	17
FBL Financial Group Inc. - Class A	3	178
FCB Financial Holdings Inc. (a)	4	159
Federal Agricultural Mortgage Corp. - Class C	1	38
Federated National Holding Co.	2	39
Fidelity & Guaranty Life (b)	1	14

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Fidelity Southern Corp.	3	49
Financial Institutions Inc.	2	61
First Bancorp Inc.	1	34
First Bancorp Inc. (a)	28	145
First Bancorp Inc.	1	29
First Busey Corp.	6	126
First Business Financial Services Inc.	1	28
First Commonwealth Financial Corp. (b)	11	112
First Community Bancshares Inc.	2	56
First Connecticut Bancorp Inc. (b)	2	37
First Defiance Financial Corp.	1	44
First Financial Bancorp	8	165
First Financial Corp.	2	71
First Financial Northwest Inc.	2	32
First Foundation Inc. (a)	1	35
First Interstate BancSystem Inc. - Class A (b)	3	81
First Merchants Corp.	4	119
First Midwest Bancorp Inc.	10	187
First NBC Bank Holding Co. (a)	2	17
First of Long Island Corp.	1	47
First South Bancorp Inc.	—	4
FirstCash Inc.	7	314
Flagstar Bancorp Inc. (a)	7	198
Flushing Financial Corp.	5	122
Gain Capital Holdings Inc.	5	32
GAMCO Investors Inc. - Class A	1	31
Genworth Financial Inc. - Class A (a)	4	19
German American Bancorp Inc.	2	63
Global Indemnity Plc (a)	1	42
Great Southern Bancorp Inc.	2	72
Great Western Bancorp Inc.	1	21
Green Bancorp Inc. (a)	1	13
Green Dot Corp. - Class A (a)	8	185
Greenhill & Co. Inc.	3	82
Greenlight Capital Re Ltd. - Class A (a) (b)	4	86
Guaranty Bancorp	2	30
Hallmark Financial Services Inc. (a)	2	21
Hanmi Financial Corp.	5	143
HCI Group Inc. (b)	2	48
Heartland Financial USA Inc.	3	107
Hennessy Advisors Inc.	1	18
Heritage Commerce Corp.	4	45
Heritage Financial Corp.	4	68
Heritage Insurance Holdings Inc.	3	44
Hingham Institution for Savings	—	46
Home Bancorp Inc. (b)	—	10
HomeStreet Inc. (a)	3	78
HomeTrust Bancshares Inc. (a) (b)	2	29
Hope Bancorp Inc.	7	126
Horace Mann Educators Corp.	5	193
Horizon Bancorp	1	37
Independence Holding Co. (b)	1	24
Independent Bank Corp.	3	162
Independent Bank Group Inc.	2	96
Infinity Property & Casualty Corp.	1	86
International Bancshares Corp.	2	54
INTL FCStone Inc. (a)	3	130
Investment Technology Group Inc.	4	76
Investors Title Co. (b)	—	39
KCG Holdings Inc. - Class A (a)	10	155
Kearny Financial Corp.	10	130
Kemper Corp.	1	51
Ladenburg Thalmann Financial Services Inc. (a) (b)	24	56
Lakeland Bancorp Inc.	3	46
Lakeland Financial Corp.	4	134
LegacyTexas Financial Group Inc.	6	184
LendingTree Inc. (a) (b)	1	108
Macatawa Bank Corp.	1	10
Maiden Holdings Ltd.	10	129
MainSource Financial Group Inc.	3	73
Malvern Bancorp Inc. (a)	1	10
Manning & Napier Inc. - Class A	3	18
Marlin Business Services Inc.	1	28
MBIA Inc. (a) (b)	19	151
MBT Financial Corp.	3	27
Mercantile Bank Corp.	2	61
Merchants Bancshares Inc.	2	51
Meridian Bancorp Inc.	8	124
Meta Financial Group Inc.	1	61
Midsouth Bancorp Inc.	2	24
MidWestOne Financial Group Inc. (b)	1	18
National Bank Holdings Corp. - Class A (b)	4	94
National Bankshares Inc. (b)	1	18
National Interstate Corp.	3	96
National Western Life Group Inc.	—	93
Navigators Group Inc.	2	190
NBT Bancorp Inc.	6	195
Nelnet Inc.	3	135
NewStar Financial Inc. (a) (b)	6	58
Nicholas Financial Inc. (a)	2	19
NMI Holdings Inc. - Class A (a)	8	64
Northeast Bancorp (b)	—	2
Northfield Bancorp Inc.	7	109
Northrim BanCorp Inc.	1	28
Northwest Bancshares Inc.	13	204
OceanFirst Financial Corp. (b)	4	71
OFG Bancorp	6	58
Old National Bancorp	10	143
OM Asset Management Plc	3	40
OneBeacon Insurance Group Ltd. - Class A	3	45
Oppenheimer Holdings Inc. - Class A	2	26
Opus Bank	4	127
Oritani Financial Corp.	6	92
Pacific Continental Corp.	3	44
Pacific Mercantile Bancorp (a) (b)	1	8
Pacific Premier Bancorp Inc. (a)	4	111
Park National Corp.	2	168
Park Sterling Corp.	6	45
Peapack Gladstone Financial Corp.	2	41
Penns Woods Bancorp Inc. (b)	1	26
PennyMac Financial Services Inc. - Class A (a)	2	34
Peoples Bancorp Inc.	2	47
PHH Corp. (a)	9	137
Pico Holdings Inc. (a)	4	44
PJT Partners Inc. - Class A	—	13
PRA Group Inc. (a) (b)	1	20
Preferred Bank	2	70
Premier Financial Bancorp Inc. (b)	—	8
Provident Financial Holdings Inc.	2	41
Provident Financial Services Inc.	7	149
Prudential Bancorp Inc. (b)	1	11
Pzena Investment Management Inc.	1	9
QCR Holdings Inc.	1	23
Regional Management Corp. (a)	2	37
Renasant Corp.	5	167
Republic Bancorp Inc. - Class A	3	90
S&T Bancorp Inc.	4	120
Safeguard Scientifics Inc. (a)	3	37
Safety Insurance Group Inc.	2	142
Sandy Spring Bancorp Inc.	3	102
Seacoast Banking Corp. of Florida (a)	5	83
Security National Financial Corp. - Class A (a)	1	6
ServisFirst Bancshares Inc. (b)	3	140
Shore Bancshares Inc.	1	13
Sierra Bancorp	2	39

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Silvercrest Asset Management Group Inc. - Class A (b)	1	9
Simmons First National Corp. - Class A	4	176
South State Corp.	2	122
Southside Bancshares Inc.	4	115
Southwest Bancorp Inc.	3	52
State Auto Financial Corp.	5	126
State Bank Financial Corp.	4	102
State National Cos. Inc.	3	31
Stewart Information Services Corp.	4	169
Stock Yards Bancorp Inc. (b)	3	97
Stonegate Bank	1	47
Suffolk Bancorp	2	74
Sun Bancorp Inc.	3	58
Territorial Bancorp Inc.	1	37
Tompkins Financial Corp. (b)	2	167
Towne Bank	5	121
Trico Bancshares	3	73
Tristate Capital Holdings Inc. (a)	2	29
TrustCo Bank Corp.	15	109
Trustmark Corp.	6	154
Union Bankshares Corp.	6	163
United Community Banks Inc.	9	196
United Community Financial Corp.	3	23
United Financial Bancorp Inc.	8	112
United Fire Group Inc.	3	145
United Insurance Holdings Corp.	2	40
Universal Insurance Holdings Inc. (b)	5	118
Univest Corp. of Pennsylvania	3	74
Virtus Investment Partners Inc.	1	94
Walker & Dunlop Inc. (a)	5	120
Washington Trust Bancorp Inc.	2	95
WashingtonFirst Bankshares Inc.	—	6
Waterstone Financial Inc.	5	86
WesBanco Inc.	5	166
West Bancorp Inc.	2	33
Westamerica Bancorporation (b)	3	151
Westfield Financial Inc.	4	34
Westwood Holdings Group Inc.	1	56
WMIH Corp. (a)	10	23
World Acceptance Corp. (a) (b)	1	48
WSFS Financial Corp.	5	166
Yadkin Financial Corp.	5	139
		20,397
HEALTH CARE - 9.8%
Abaxis Inc. (b)	3	149
Accuray Inc. (a) (b)	6	36
Aceto Corp.	4	78
Achillion Pharmaceuticals Inc. (a)	2	18
Acorda Therapeutics Inc. (a)	5	105
Adamas Pharmaceuticals Inc. (a) (b)	1	21
Addus HomeCare Corp. (a) (b)	2	54
Air Methods Corp. (a) (b)	4	128
Akebia Therapeutics Inc. (a)	2	20
Albany Molecular Research Inc. (a) (b)	5	86
Alliance HealthCare Services Inc. (a)	—	3
Almost Family Inc. (a)	2	56
AMAG Pharmaceuticals Inc. (a) (b)	2	37
Amedisys Inc. (a)	3	147
Amicus Therapeutics Inc. (a)	3	24
AMN Healthcare Services Inc. (a)	5	162
Amphastar Pharmaceuticals Inc. (a)	4	82
Analogic Corp.	2	154
AngioDynamics Inc. (a)	5	87
ANI Pharmaceuticals Inc. (a) (b)	1	73
Anika Therapeutics Inc. (a)	2	86
Aptevo Therapeutics Inc. (a)	2	6
Ardelyx Inc. (a)	2	27
Assembly Biosciences Inc. (a)	1	4
Atrion Corp.	—	137
aTyr Pharma Inc. (a) (b)	3	10
BioScrip Inc. (a) (b)	1	4
Biospecifics Technologies Corp. (a)	1	38
BioTelemetry Inc. (a)	4	75
Bovie Medical Corp. (a) (b)	1	3
Cambrex Corp. (a)	4	178
Capital Senior Living Corp. (a) (b)	4	71
Cara Therapeutics Inc. (a) (b)	2	15
Cascadian Therapeutics Inc. (a) (b)	2	3
Catalyst Biosciences Inc. (a)	1	1
Civitas Solutions Inc. (a)	1	12
Computer Programs & Systems Inc. (b)	2	41
Concert Pharmaceuticals Inc. (a)	2	20
Conmed Corp.	4	151
Corvel Corp. (a)	3	123
Cross Country Healthcare Inc. (a)	5	60
CryoLife Inc.	5	87
Cumberland Pharmaceuticals Inc. (a)	3	14
Cutera Inc. (a)	3	32
Cynosure Inc. - Class A (a)	3	170
DepoMed Inc. (a) (b) (c)	6	154
Emergent BioSolutions Inc. (a)	5	148
Ensign Group Inc. (b)	7	134
Enzo Biochem Inc. (a)	4	22
Epizyme Inc. (a)	1	10
Exactech Inc. (a)	2	55
Five Prime Therapeutics Inc. (a) (b)	4	194
Five Star Quality Care Inc. (a)	9	17
Fluidigm Corp. (a) (b)	3	25
Genesis Healthcare Inc. - Class A (a)	5	12
Haemonetics Corp. (a)	5	173
Halyard Health Inc. (a)	5	172
Harvard Bioscience Inc. (a)	6	16
HealthEquity Inc. (a)	2	86
HealthStream Inc. (a)	4	122
Healthways Inc. (a)	5	136
HMS Holdings Corp. (a)	9	199
ICU Medical Inc. (a)	2	240
Ignyta Inc. (a)	2	11
Innoviva Inc. (b)	1	13
Inogen Inc. (a)	2	126
Integer Holdings Corp. (a)	3	68
Interpace Diagnostics Group Inc. (a)	2	—
Invacare Corp. (b)	4	43
Invitae Corp. (a) (b)	1	8
Iridex Corp. (a)	2	24
Karyopharm Therapeutics Inc. (a)	1	10
Kindred Healthcare Inc.	8	82
Landauer Inc.	1	46
Lannett Co. Inc. (a) (b)	—	7
LeMaitre Vascular Inc.	3	53
LHC Group Inc. (a)	3	100
Lipocine Inc. (a) (b)	1	6
Luminex Corp. (a)	5	124
Magellan Health Services Inc. (a)	2	126
Meridian Bioscience Inc.	5	103
Merit Medical Systems Inc. (a)	7	158
Misonix Inc. (a) (b)	1	5
Momenta Pharmaceuticals Inc. (a)	5	57
National Healthcare Corp.	1	97
National Research Corp. - Class A	5	80
National Research Corp. - Class B	1	28
Natus Medical Inc. (a)	5	189
Nuvectra Corp. (a)	1	7
Omnicell Inc. (a)	5	187

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
OraSure Technologies Inc. (a)	11	88
Orthofix International NV (a)	3	113
Otonomy Inc. (a)	3	51
Pain Therapeutics Inc. (a)	5	5
PDL BioPharma Inc.	21	71
PharMerica Corp. (a)	5	135
Phibro Animal Health Corp. - Class A	2	53
Prestige Brands Holdings Inc. (a)	1	36
Providence Services Corp. (a)	2	103
PTC Therapeutics Inc. (a)	3	36
Quality Systems Inc.	8	86
Quidel Corp. (a)	4	86
Quorum Health Corp. (a)	1	4
RadNet Inc. (a)	6	41
Repligen Corp. (a)	6	177
Retrophin Inc. (a) (b)	3	56
Rigel Pharmaceuticals Inc. (a)	11	40
RTI Surgical Inc. (a)	13	39
Sangamo Biosciences Inc. (a)	2	9
Sciclone Pharmaceuticals Inc. (a)	8	83
SeaSpine Holdings Corp. (a)	—	3
Select Medical Holdings Corp. (a)	17	233
Simulations Plus Inc. (b)	1	8
Span-America Medical Systems Inc.	—	4
Spectrum Pharmaceuticals Inc. (a)	7	32
Stemline Therapeutics Inc. (a) (b)	1	13
Sucampo Pharmaceuticals Inc. - Class A (a)	8	103
Supernus Pharmaceuticals Inc. (a)	6	143
Surgical Care Affiliates Inc. (a)	—	24
SurModics Inc. (a)	3	77
Theravance Biopharma Inc. (a) (b)	1	30
Triple-S Management Corp. - Class B (a) (b)	4	86
Universal American Corp. (a) (b)	11	84
US Physical Therapy Inc.	2	95
Utah Medical Products Inc.	1	44
Vascular Solutions Inc. (a)	2	118
Verastem Inc. (a)	1	2
Vitae Pharmaceuticals Inc. (a)	2	36
Xencor Inc. (a) (b)	1	36
Zogenix Inc. (a)	1	11
		9,055
INDUSTRIALS - 20.1%
AAON Inc.	7	199
AAR Corp.	5	156
Acacia Research Corp.	6	40
ACCO Brands Corp. (a) (b)	16	149
Actuant Corp. - Class A	7	157
Advanced Drainage Systems Inc.	5	116
Aegion Corp. (a)	4	73
Aerojet Rocketdyne Holdings Inc. (a)	8	141
Aerovironment Inc. (a)	3	71
Air Transport Services Group Inc. (a)	9	127
Alamo Group Inc.	2	113
Albany International Corp. - Class A	4	166
Allied Motion Technologies Inc.	1	19
Altra Holdings Inc.	4	103
Ameresco Inc. - Class A (a)	4	22
American Railcar Industries Inc.	2	86
American Woodmark Corp. (a)	2	178
Apogee Enterprises Inc.	4	175
Applied Industrial Technologies Inc.	2	79
ARC Document Solutions Inc. (a)	6	22
ArcBest Corp.	4	68
Argan Inc. (b)	2	108
Armstrong Flooring Inc. (a)	2	45
Astec Industries Inc.	3	169
Astronics Corp. (a)	2	86
Atlas Air Worldwide Holdings Inc. (a)	3	124
AZZ Inc.	3	221
Babcock & Wilcox Enterprises Inc. (a)	4	73
Barrett Business Services Inc. (b)	—	12
BMC Stock Holdings Inc. (a)	5	93
Brady Corp. - Class A	5	181
Briggs & Stratton Corp. (b)	6	110
Brink’s Co.	5	180
Builders FirstSource Inc. (a) (b)	13	149
CAI International Inc. (a)	3	21
Casella Waste Systems Inc. - Class A (a)	6	58
CBIZ Inc. (a)	7	74
CDI Corp.	3	18
Ceco Environmental Corp. (b)	5	57
Celadon Group Inc.	3	28
Chart Industries Inc. (a)	4	135
CIRCOR International Inc. (b)	2	120
Columbus Mckinnon Corp.	3	47
Comfort Systems USA Inc.	4	131
Commercial Vehicle Group Inc. (a)	6	33
Continental Building Products Inc. (a)	5	110
Covenant Transportation Group Inc. - Class A (a)	2	33
CPI Aerostructures Inc. (a)	3	23
CRA International Inc. (a)	1	35
CSW Industrials Inc. (a)	1	16
Cubic Corp. (b)	3	147
DigitalGlobe Inc. (a)	3	83
Douglas Dynamics Inc.	4	113
Ducommun Inc. (a)	2	47
DXP Enterprises Inc. (a)	2	58
Dynamic Materials Corp.	2	20
Eastern Co.	1	12
Echo Global Logistics Inc. (a)	4	87
Encore Wire Corp.	3	101
Energy Recovery Inc. (a)	10	156
Engility Holdings Inc. (a)	4	131
Ennis Inc.	3	58
EnPro Industries Inc.	2	112
ESCO Technologies Inc. (b)	4	172
Espey Manufacturing & Electronics Corp.	1	16
Essendant Inc.	4	81
ExOne Co. (a) (b)	1	15
Exponent Inc.	3	162
Federal Signal Corp.	8	110
Forward Air Corp.	4	157
Franklin Covey Co. (a)	2	44
Franklin Electric Co. Inc.	5	189
FreightCar America Inc.	2	36
Fuel Tech Inc. (a)	4	5
G&K Services Inc. - Class A	3	249
General Cable Corp. (b)	6	86
Gibraltar Industries Inc. (a)	4	158
Global Brass & Copper Holdings Inc.	2	70
Goldfield Corp. (a)	3	9
Gorman-Rupp Co. (b)	4	109
GP Strategies Corp. (a)	3	67
Graham Corp.	1	24
Granite Construction Inc.	2	104
Great Lakes Dredge & Dock Corp. (a)	7	23
Greenbrier Cos. Inc. (b)	1	40
Griffon Corp.	8	132
H&E Equipment Services Inc. (b)	5	82
Hardinge Inc.	2	23
Harsco Corp.	7	68
Hawaiian Holdings Inc. (a)	1	65
HC2 Holdings Inc. (a) (b)	2	13
Heartland Express Inc.	8	145

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Heidrick & Struggles International Inc.	3	53
Herc Holdings Inc. (a)	3	109
Heritage-Crystal Clean Inc. (a)	1	10
Herman Miller Inc.	1	34
Hill International Inc. (a)	4	18
Houston Wire & Cable Co.	3	16
HUB Group Inc. - Class A (a)	4	175
Hudson Global Inc.	2	3
Hurco Cos. Inc.	1	25
Huron Consulting Group Inc. (a)	3	156
Hyster-Yale Materials Handling Inc. - Class A	1	90
ICF International Inc. (a)	2	110
IES Holdings Inc. (a)	2	31
InnerWorkings Inc. (a)	6	52
Innovative Solutions & Support Inc. (a)	—	1
Insperity Inc.	3	250
Insteel Industries Inc.	3	108
Interface Inc.	8	139
Intersections Inc. (a) (b)	3	5
John Bean Technologies Corp.	4	257
Kadant Inc.	—	16
Kaman Corp. - Class A (b)	4	156
Kelly Services Inc. - Class A (b)	4	85
Keyw Holding Corp. (a) (b)	4	43
Kforce Inc.	4	83
Kimball International Inc. - Class B	4	56
KLX Inc. (a)	2	68
Knoll Inc.	7	150
Korn/Ferry International	6	128
Kratos Defense & Security Solutions Inc. (a) (b)	6	41
Lawson Products Inc. (a) (b)	—	7
Layne Christensen Co. (a) (b)	3	22
LB Foster Co.	2	20
Lindsay Corp. (b)	1	97
LMI Aerospace Inc. (a)	2	12
LS Starrett Co. - Class A	—	5
LSI Industries Inc.	2	25
Lydall Inc. (a)	2	103
Manitex International Inc. (a) (b)	1	5
Manitowoc Co. Inc.	6	30
Marten Transport Ltd.	6	125
MasTec Inc. (a) (b)	5	141
Matson Inc.	5	193
Matthews International Corp. - Class A	2	96
McGrath RentCorp	4	123
Mercury Systems Inc. (a) (b)	5	135
Meritor Inc. (a)	13	142
Miller Industries Inc.	1	32
Mistras Group Inc. (a)	5	107
Mobile Mini Inc. (b)	5	145
MRC Global Inc. (a)	12	204
MSA Safety Inc.	—	23
Mueller Industries Inc.	3	88
Mueller Water Products Inc. - Class A	19	233
Multi-Color Corp. (b)	2	158
MYR Group Inc. (a)	3	81
National Presto Industries Inc. (b)	1	86
Navigant Consulting Inc. (a)	7	134
Navistar International Corp. (a) (b)	1	28
NCI Building Systems Inc. (a)	9	124
NL Industries Inc. (a)	2	8
NN Inc. (b)	3	63
Northwest Pipe Co. (a)	1	14
NV5 Holdings Inc. (a)	1	16
Omega Flex Inc.	1	39
Orion Energy Systems Inc. (a) (b)	2	3
Orion Group Holdings Inc. (a)	4	30
PAM Transportation Services Inc. (a)	1	11
Park-Ohio Holdings Corp.	2	75
Patrick Industries Inc. (a)	3	166
Patriot Transportation Holding Inc. (a)	—	7
Pendrell Corp. (a)	8	5
Performant Financial Corp. (a)	3	9
PGT Inc. (a)	6	69
Ply Gem Holdings Inc. (a)	7	98
Powell Industries Inc.	2	61
Power Solutions International Inc. (a) (b)	1	9
Preformed Line Products Co.	—	4
Primoris Services Corp.	7	135
Providence and Worcester Railroad Co.	—	6
Quad/Graphics Inc. - Class A	4	96
Quanex Building Products Corp. (b)	5	86
Radiant Logistics Inc. (a)	4	12
Raven Industries Inc.	5	110
Resources Connection Inc.	5	75
Roadrunner Transportation Systems Inc. (a)	5	37
RPX Corp. (a)	7	70
Rush Enterprises Inc. - Class A (a) (b)	4	98
Saia Inc. (a)	4	105
SIFCO Industries Inc. (a)	1	12
SkyWest Inc.	6	163
SP Plus Corp. (a)	3	73
Sparton Corp. (a)	2	48
SPX Corp. (a)	5	98
SPX Flow Technology USA Inc. (a)	2	57
Standex International Corp.	2	184
Steelcase Inc. - Class A	5	64
Sterling Construction Co. Inc. (a)	4	29
Sun Hydraulics Corp.	3	106
Supreme Industries Inc. - Class A	3	50
Taser International Inc. (a) (b)	7	192
Team Inc. (a) (b)	4	120
Tennant Co.	2	160
Tetra Tech Inc.	2	85
Thermon Group Holdings Inc. (a)	5	94
Titan International Inc.	7	67
Titan Machinery Inc. (a) (b)	3	33
TRC Cos. Inc. (a)	2	18
Trex Co. Inc. (a)	4	243
TriMas Corp. (a)	6	118
TriNet Group Inc. (a)	7	151
Triton International Ltd. - Class A	4	56
Triumph Group Inc. (b)	4	107
TrueBlue Inc. (a)	5	123
Tutor Perini Corp. (a)	5	107
Twin Disc Inc.	2	26
Ultralife Corp. (a)	—	—
Universal Forest Products Inc.	1	146
Universal Logistics Holdings Inc.	3	42
US Ecology Inc. (b)	3	121
USA Truck Inc. (a)	1	12
Vectrus Inc. (a)	1	14
Veritiv Corp. (a) (b)	2	77
Versar Inc. (a)	2	4
Viad Corp.	3	101
Vicor Corp. (a)	1	14
Virgin America Inc. (a) (b)	—	18
Volt Information Sciences Inc. (a)	1	7
VSE Corp. (b)	2	61
Wabash National Corp. (a) (b)	10	139
Wesco Aircraft Holdings Inc. (a)	10	141
Willdan Group Inc. (a)	1	14
Xerium Technologies Inc. (a)	1	11
YRC Worldwide Inc. (a) (b)	4	49
		18,593

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
INFORMATION TECHNOLOGY - 14.8%
Actua Corp. (a)	5	62
Acxiom Corp. (a)	4	105
ADTRAN Inc.	7	143
Advanced Energy Industries Inc. (a)	4	202
Agilysys Inc. (a)	3	35
Alpha & Omega Semiconductor Ltd. (a)	4	87
American Software Inc. - Class A	4	46
Amkor Technology Inc. (a)	13	128
Amtech Systems Inc. (a)	2	8
Angie’s List Inc. (a) (b)	3	34
Avid Technology Inc. (a)	5	38
Aware Inc. (a)	5	25
Axcelis Technologies Inc. (a)	5	62
AXT Inc. (a)	9	48
Badger Meter Inc.	4	133
Bankrate Inc. (a)	9	73
Barracuda Networks Inc. (a)	4	98
Bazaarvoice Inc. (a)	7	44
Bel Fuse Inc. - Class B	2	47
Benchmark Electronics Inc. (a)	6	153
Black Box Corp.	2	24
Blucora Inc. (a)	4	47
Bottomline Technologies Inc. (a)	4	85
BroadVision Inc. (a)	2	9
Brooks Automation Inc.	8	105
Cabot Microelectronics Corp.	3	176
CalAmp Corp. (a)	4	62
Calix Inc. (a)	8	57
Carbonite Inc. (a)	3	46
Cardtronics Plc - Class A (a)	4	193
Cass Information Systems Inc.	2	102
Ceva Inc. (a)	2	81
Ciber Inc. (a)	14	16
Clearfield Inc. (a) (b)	2	42
Coherent Inc. (a)	—	47
Cohu Inc.	3	38
Communications Systems Inc.	1	6
Computer Task Group Inc.	4	19
Comtech Telecommunications Corp.	2	26
Concurrent Computer Corp. (b)	1	8
Control4 Corp. (a) (b)	1	8
Cray Inc. (a)	5	116
CSG Systems International Inc.	5	204
CUI Global Inc. (a) (b)	2	10
Daktronics Inc.	6	53
Datalink Corp. (a)	3	32
Demand Media Inc. (a)	4	24
DHI Group Inc. (a)	8	63
Digi International Inc. (a)	4	50
Diodes Inc. (a)	6	134
DSP Group Inc. (a)	4	45
DTS Inc.	3	109
EarthLink Holdings Corp.	16	96
Eastman Kodak Co. (a)	4	67
Ebix Inc. (b)	3	168
Electro Scientific Industries Inc. (a) (b)	3	17
eMagin Corp. (a) (b)	2	6
Emcore Corp.	5	28
EnerNOC Inc. (a) (b)	4	20
Envestnet Inc. (a) (b)	1	52
EPIQ Systems Inc.	4	73
ePlus Inc. (a)	1	114
Everi Holdings Inc. (a)	9	22
Everyday Health Inc. (a)	4	33
Evolving Systems Inc.	1	6
Exar Corp. (a)	6	60
ExlService Holdings Inc. (a)	4	203
Extreme Networks (a)	5	23
Fabrinet (a)	5	202
FARO Technologies Inc. (a)	2	80
Finisar Corp. (a)	1	36
FormFactor Inc. (a)	10	112
Forrester Research Inc.	3	117
GigPeak Inc. (a)	5	12
Globalscape Inc.	4	14
Glu Mobile Inc. (a) (b)	8	19
GSI Technology Inc. (a)	2	9
GTT Communications Inc. (a)	4	86
Hackett Group Inc.	6	101
Harmonic Inc. (a)	11	64
Hutchinson Technology Inc. (a)	4	17
ID Systems Inc. (a) (b)	2	8
IEC Electronics Corp. (a)	2	7
II-VI Inc. (a)	7	173
Imation Corp. (a)	7	4
Innodata Inc. (a)	6	14
Insight Enterprises Inc. (a)	5	170
Internap Corp. (a)	9	15
Intersil Corp. - Class A	4	98
Intevac Inc. (a) (b)	1	7
IntraLinks Holdings Inc. (a)	7	70
Itron Inc. (a)	3	181
Ixia (a) (b)	10	129
IXYS Corp.	4	49
Kemet Corp. (a)	6	20
Key Tronic Corp. (a)	3	19
Kimball Electronics Inc. (a)	3	42
Knowles Corp. (a) (b)	2	21
Kopin Corp. (a)	9	20
Kulicke & Soffa Industries Inc. (a)	10	129
KVH Industries Inc. (a)	3	24
Lattice Semiconductor Corp. (a) (b)	15	94
Limelight Networks Inc. (a)	14	27
Lionbridge Technologies Inc. (a)	9	46
Liquidity Services Inc. (a)	4	41
Magnachip Semiconductor Corp. (a)	2	13
Mantech International Corp. - Class A	3	125
Marchex Inc. - Class B (a)	4	10
MaxLinear Inc. - Class A (a)	3	59
Maxwell Technologies Inc. (a) (b)	3	16
MeetMe Inc. (a) (b)	6	36
Mesa Laboratories Inc.	—	54
Methode Electronics Inc.	5	165
MOCON Inc.	1	11
MoneyGram International Inc. (a)	4	27
Monotype Imaging Holdings Inc.	5	112
Monster Worldwide Inc. (a)	10	37
MTS Systems Corp.	2	89
Nanometrics Inc. (a)	4	94
NAPCO Security Technologies Inc. (a)	1	9
NCI Inc. - Class A	2	22
NeoPhotonics Corp. (a)	5	82
NetGear Inc. (a)	3	204
NIC Inc.	8	186
Novanta Inc. (a)	4	76
NVE Corp.	—	22
Oclaro Inc. (a)	8	71
Optical Cable Corp.	1	2
OSI Systems Inc. (a)	3	166
PAR Technology Corp. (a)	—	2
Park Electrochemical Corp.	3	56
PC Connection Inc.	3	80
PCM Inc. (a)	2	34
PDF Solutions Inc. (a)	4	69

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Perceptron Inc. (a)	2	12
Perficient Inc. (a)	5	98
PFSweb Inc. (a) (b)	2	21
Photronics Inc. (a)	9	92
Planet Payment Inc. (a)	6	21
Plantronics Inc.	2	115
Plexus Corp. (a)	4	186
Power Integrations Inc.	3	193
PRGX Global Inc. (a)	5	24
Progress Software Corp.	6	173
QAD Inc. - Class A (b)	2	35
Qualys Inc. (a)	4	148
QuinStreet Inc. (a)	7	22
Qumu Corp. (a)	3	7
Radisys Corp. (a)	4	23
Rambus Inc. (a)	14	176
RealNetworks Inc. (a)	4	17
Reis Inc.	2	37
RetailMeNot Inc. (a)	6	63
RF Industries Ltd. (b)	2	3
Rightside Group Ltd. (a)	1	9
Rocket Fuel Inc. (a) (b)	1	3
Rofin-Sinar Technologies Inc. (a)	3	107
Rogers Corp. (a) (b)	3	161
Rubicon Project Inc. (a)	3	22
Rudolph Technologies Inc. (a) (b)	3	61
Sanmina Corp. (a)	1	31
ScanSource Inc. (a)	4	128
SeaChange International Inc. (a)	5	16
Semtech Corp. (a)	7	196
ServiceSource International Inc. (a)	7	33
ShoreTel Inc. (a)	7	58
Sigma Designs Inc. (a)	7	53
Silver Spring Networks Inc. (a)	7	93
SMTC Corp. (a)	1	2
Sonus Networks Inc. (a)	6	50
Stamps.com Inc. (a) (b)	1	85
StarTek Inc. (a)	—	2
Super Micro Computer Inc. (a)	6	129
Sykes Enterprises Inc. (a)	5	147
Synchronoss Technologies Inc. (a)	3	128
Systemax Inc.	2	16
Tangoe Inc. (a)	3	24
TechTarget Inc. (a)	1	11
TeleNav Inc. (a)	7	38
TeleTech Holdings Inc.	6	186
Tessco Technologies Inc.	1	16
Tessera Technologies Inc.	5	174
TiVo Corp. (a) (b)	7	139
Transact Technologies Inc.	—	2
Travelport Worldwide Ltd.	8	115
Travelzoo Inc. (a)	2	28
TrueCar Inc. (a) (b)	2	17
TTM Technologies Inc. (a)	12	140
Ultra Clean Holdings Inc. (a)	5	34
Ultratech Inc. (a)	4	95
Unisys Corp. (a) (b)	7	67
USA Technologies Inc. (a) (b)	2	12
VASCO Data Security International Inc. (a)	5	83
Veeco Instruments Inc. (a)	5	97
Viavi Solutions Inc. (a)	24	177
Virtusa Corp. (a) (b)	4	99
Vishay Precision Group Inc. (a)	2	35
Wayside Technology Group Inc.	—	6
Web.com Group Inc. (a)	6	104
Xcerra Corp. (a)	7	44
XO Group Inc. (a)	3	67
YuMe Inc. (a)	3	13
Zedge Inc. - Class B (a)	1	4
Zix Corp. (a)	6	25
		13,650
MATERIALS - 5.4%
A. Schulman Inc.	4	119
AEP Industries Inc.	1	104
AK Steel Holding Corp. (a) (b)	21	101
AM Castle & Co. (a) (b)	2	2
American Vanguard Corp.	4	62
Ampco-Pittsburgh Corp.	2	27
Boise Cascade Co. (a)	5	123
Calgon Carbon Corp.	7	114
Carpenter Technology Corp.	3	129
Century Aluminum Co. (a)	3	20
Chase Corp.	2	158
Clearwater Paper Corp. (a)	2	156
Cliffs Natural Resources Inc. (a) (b)	12	67
Coeur d’Alene Mines Corp. (a)	8	96
Core Molding Technologies Inc. (a)	—	3
Deltic Timber Corp. (b)	1	99
Ferro Corp. (a)	11	154
Ferroglobe Plc	9	84
Flotek Industries Inc. (a) (b)	7	96
Friedman Industries Inc.	1	3
FutureFuel Corp.	6	65
Gold Resource Corp.	6	42
Handy & Harman Ltd. (a)	—	6
Hawkins Inc.	2	88
Haynes International Inc.	2	60
Headwaters Inc. (a)	10	171
Hecla Mining Co. (b)	28	158
Innophos Holdings Inc.	3	104
Innospec Inc.	3	199
Kaiser Aluminum Corp.	2	194
KMG Chemicals Inc.	2	65
Koppers Holdings Inc. (a)	2	71
Kraton Performance Polymers Inc. (a)	4	137
Kronos Worldwide Inc.	3	24
LSB Industries Inc. (a) (b)	3	24
Materion Corp.	2	65
McEwen Mining Inc. (b)	4	14
Mercer International Inc.	9	80
Myers Industries Inc.	4	57
Neenah Paper Inc.	2	172
Northern Technologies International Corp. (a)	1	10
Olympic Steel Inc.	1	32
Omnova Solutions Inc. (a)	12	98
P.H. Glatfelter Co.	6	131
Quaker Chemical Corp.	2	176
Rayonier Advanced Materials Inc.	4	55
Real Industry Inc. (a)	2	11
Rentech Inc. (a)	1	3
Resolute Forest Products Inc. (a)	2	9
Ryerson Holding Corp. (a)	3	32
Schnitzer Steel Industries Inc. - Class A	3	69
Schweitzer-Mauduit International Inc.	3	129
Stepan Co.	3	199
Stillwater Mining Co. (a)	9	120
SunCoke Energy Inc.	9	74
Synalloy Corp.	2	16
TimkenSteel Corp. (a) (b)	6	60
Trecora Resources (a)	3	38
Tredegar Corp.	4	74
Tronox Ltd. - Class A (b)	5	47
UFP Technologies Inc. (a) (b)	—	5
United States Lime & Minerals Inc.	1	38
Universal Stainless & Alloy Products Inc. (a)	1	15

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
US Concrete Inc. (a) (b)	2	86
		5,040
REAL ESTATE - 0.9%
Alexander & Baldwin Inc.	—	14
Altisource Portfolio Solutions SA (a) (b)	2	57
AV Homes Inc. (a) (b)	3	49
Consolidated-Tomoka Land Co.	1	45
Forestar Group Inc. (a) (b)	5	53
FRP Holdings Inc. (a)	1	29
Griffin Industrial Realty Inc. - Class A	1	28
HFF Inc. - Class A	5	147
Marcus & Millichap Inc. (a)	4	110
RE/MAX Holdings Inc. (b)	2	103
RMR Group Inc. - Class A	—	11
St. Joe Co. (a)	7	129
Stratus Properties Inc. (a)	—	7
Tejon Ranch Co. (a) (b)	3	71
		853
TELECOMMUNICATION SERVICES - 1.7%
Alaska Communications Systems Group Inc. (a)	2	4
ATN International Inc.	2	127
Boingo Wireless Inc. (a)	6	58
Cincinnati Bell Inc. (a)	28	115
Cogent Communications Group Inc.	4	157
Consolidated Communications Holdings Inc. (b)	7	179
Fairpoint Communications Inc. (a)	2	27
General Communication Inc. - Class A (a)	6	82
Hawaiian Telcom Holdco Inc. (a)	1	24
IDT Corp. - Class B	3	57
Inteliquent Inc. (b)	5	73
Iridium Communications Inc. (a) (b)	11	89
Lumos Networks Corp. (a)	3	41
ORBCOMM Inc. (a)	9	92
Shenandoah Telecommunications Co.	5	147
Spok Holdings Inc.	3	57
Vonage Holdings Corp. (a)	29	194
Windstream Holdings Inc. (b)	2	24
		1,547
UTILITIES - 2.4%
American States Water Co.	4	179
Artesian Resources Corp. - Class A	2	44
California Water Service Group	6	194
Chesapeake Utilities Corp.	2	121
Connecticut Water Services Inc.	2	76
Consolidated Water Co. Ltd.	2	23
Delta Natural Gas Co. Inc. (b)	2	37
Dynegy Inc. (a)	3	35
El Paso Electric Co.	4	180
Empire District Electric Co.	6	200
Gas Natural Inc.	2	13
Genie Energy Ltd. - Class B (b)	4	23
MGE Energy Inc.	4	206
Middlesex Water Co.	2	85
Northwest Natural Gas Co.	4	212
Otter Tail Corp. (b)	5	157
Pattern Energy Group Inc. - Class A	5	121
RGC Resources Inc.	—	7
SJW Corp.	3	130
Spark Energy Inc. - Class A (b)	—	12
Talen Energy Corp. (a) (b)	2	23
Unitil Corp.	2	91
York Water Co. (b)	2	60
		2,229
Total Common Stocks (cost $79,041)		91,607

SHORT TERM INVESTMENTS - 6.1%
Investment Company - 1.0%
JNL Money Market Fund, 0.24% (d) (e)	969	969

Securities Lending Collateral - 5.1%
State Street Navigator Securities Lending Prime Portfolio, 0.47% (e)	4,693	4,693
Total Short Term Investments (cost $5,662)		5,662

Total Investments - 105.3% (cost $84,703)		97,269
Other Assets and Liabilities, Net - (5.3%)		(4,892)
Total Net Assets - 100.0%		$92,377

(a)              Non-income producing security.

(b)              All or a portion of the security was on loan.

(c)               Security fair valued in good faith in accordance with the procedures approved by the Board. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurement” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurement” in the Notes to Schedules of Investments.

(d)              Investment in affiliate.

(e)               Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2016.

See accompanying Notes to Schedules of Investments.

JNL/DoubleLine Total Return Fund

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 39.2%
Adams Mill CLO Ltd., 2.16%, 07/15/26 (a) (b)	$2,000	$1,995
Adjustable Rate Mortgage Trust REMIC, 3.17%, 08/25/35 (a)	10,451	9,561
ALM X Ltd. REMIC, 3.28%, 01/15/25 (a) (b)	1,000	1,000
ALM XIV Ltd., 2.84%, 07/28/26 (a) (b)	1,000	1,005
ALM XIX LLC
2.18%, 07/15/28 (a) (b)	2,500	2,503
2.83%, 07/15/28 (a) (b)	2,500	2,498
Alternative Loan Trust REMIC
5.50%, 07/25/35	6,052	5,708
6.00%, 08/25/36	3,844	3,370
6.00%, 08/25/36	3,817	3,487
Anchorage Capital CLO 3 Ltd., 2.99%, 04/28/26 (a) (b)	1,500	1,499
Annisa CLO Ltd., 2.75%, 07/20/28 (a) (b)	5,000	4,964
Apidos CDO, 2.14%, 01/19/25 (a) (b)	2,000	2,001
Apidos CLO XX
2.23%, 01/19/27 (a) (b)	1,000	1,002
3.03%, 01/19/27 (a) (b)	500	500
ARES CLO Ltd., 2.68%, 04/17/26 (a) (b)	500	500
Ares IIIR/IVR CLO Ltd., 0.90%, 04/16/21 (a) (b)	305	303
Avery Point CLO Ltd.
4.13%, 07/17/25 (a) (b)	500	461
2.23%, 04/25/26 (a) (b)	5,000	5,013
3.81%, 04/25/26 (a) (b)	500	503
Avery Point III CLO Ltd., 2.08%, 01/18/25 (a) (b)	500	500
Babson CLO Ltd.
1.80%, 04/20/25 (a) (b)	1,000	996
3.68%, 01/15/26 (a) (b)	1,000	1,000
Banc of America Alternative Loan Trust REMIC
6.00%, 02/25/36	17,089	16,451
6.50%, 05/25/36	9,818	8,497
Banc of America Funding Trust REMIC, 5.50%, 09/25/35	5,128	5,336
Banc of America Re-Remic Trust REMIC, 2.81%, 06/15/18 (a) (b)	2,000	1,975
BBCMS Trust REMIC, 4.43%, 09/10/20 (a) (b)	2,300	2,307
Bear Stearns Asset Backed Securities I Trust REMIC, 6.00%, 03/25/36	3,383	3,373
Bear Stearns Commercial Mortgage Securities Trust REMIC, 5.61%, 09/11/41 (a)	449	448
Birchwood Park CLO Ltd. REMIC, 3.83%, 07/15/26 (a) (b)	250	250
BlueMountain CLO II Ltd., 1.64%, 07/15/18 (a) (b)	500	495
BlueMountain CLO Ltd.
2.23%, 11/20/24 (a) (b)	2,000	2,001
3.23%, 11/30/26 (a) (b)	500	501
2.92%, 04/13/27 (a) (b)	1,500	1,504
2.18%, 10/20/27 (a) (b)	5,000	5,006
Carlyle Global Market Strategies CLO Ltd.
2.09%, 01/20/25 (a) (b)	2,500	2,500
2.20%, 04/17/25 (a) (b)	1,000	1,000
2.25%, 01/20/28 (a) (b)	2,000	2,006
3.25%, 01/20/28 (a) (b)	1,000	1,011
3.38%, 01/20/28 (a) (b)	5,000	5,012
Carlyle High Yield Partners VIII Ltd., 1.19%, 05/21/21 (a) (b)	500	489
Catamaran CLO Ltd., 3.35%, 04/20/26 (a) (b)	500	487
Cent CLO 19 Ltd., 2.08%, 10/29/25 (a) (b)	500	499
Cent CLO 22 Ltd., 3.99%, 11/07/26 (a) (b)	1,000	1,003
CFCRE Commercial Mortgage Trust REMIC, 5.04%, 04/10/26 (a)	2,839	2,966
CGBAM Commercial Mortgage Trust REMIC, 2.53%, 02/15/19 (a) (b)	1,600	1,560
Chase Mortgage Finance Trust REMIC, 6.00%, 10/25/36	14,272	11,728
CHL Mortgage Pass-Through Trust REMIC
6.00%, 02/25/37	5,785	5,148
5.44%, 01/25/38	5,296	4,283
CIM Trust REMIC
12.32%, 07/26/55 (a) (b)	25,000	21,904
13.12%, 02/27/56 (a) (b)	25,000	22,030
13.58%, 02/27/56 (a) (b)	25,000	22,092
Citi Held For Asset Issuance, 1.85%, 12/15/21 (b)	942	941
Citigroup Commercial Mortgage Trust REMIC
5.90%, 06/10/17 (a)	2,149	2,183
3.64%, 09/10/24	1,766	1,915
Interest Only, 1.44%, 05/10/47 (a)	35,494	2,542
Interest Only, 1.51%, 02/10/49 (a)	22,029	2,032
Interest Only, 1.88%, 04/15/49 (a)	18,420	2,153
Citigroup Mortgage Loan Trust REMIC, 6.00%, 05/25/37 (a) (b)	5,650	5,389
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC, 5.37%, 12/11/49 (a)	3,400	3,432
CitiMortgage Alternative Loan Trust REMIC
6.00%, 09/25/36	3,337	2,971
6.00%, 05/25/37	2,998	2,786
COBALT CMBS Commercial Mortgage Trust REMIC, 5.95%, 07/15/17 (a)	2,839	2,899
COMM Mortgage Trust REMIC
4.80%, 12/10/25 (a)	2,274	2,322
4.80%, 02/10/26	1,340	1,395
Interest Only, 1.24%, 10/10/25 (a)	20,098	1,475
Interest Only, 1.54%, 10/10/46 (a)	38,641	2,449
Interest Only, 1.33%, 05/10/47 (a)	38,080	2,192
Interest Only, 1.21%, 10/10/48 (a)	30,724	2,090
Commercial Mortgage Pass-Through Certificates REMIC
4.88%, 08/10/24 (a)	1,500	1,563
Interest Only, 1.32%, 02/10/48 (a)	29,727	1,954
Commercial Mortgage Trust REMIC
3.82%, 05/10/24	1,766	1,931
3.59%, 10/10/24	1,766	1,917
3.80%, 04/10/25	3,000	3,220
Core Industrial Trust REMIC, 3.98%, 02/10/22 (a) (b)	2,000	2,069
Credit Suisse Commercial Mortgage Trust REMIC, 6.13%, 07/15/17 (a)	4,500	4,623
Credit Suisse First Boston Mortgage Securities Corp. REMIC
6.00%, 10/25/35	7,279	4,766
6.00%, 12/25/35	11,410	9,439
Credit Suisse Mortgage Capital Certificates REMIC
5.69%, 07/15/17 (a)	1,536	1,571
6.00%, 03/25/36	6,887	5,692
CSAIL Commercial Mortgage Trust REMIC
4.74%, 11/18/25 (a)	1,911	1,953
Interest Only, 1.11%, 01/17/25 (a)	21,010	1,221
CSMC Trust REMIC
5.50%, 05/25/19 (b) (c)	9,487	9,423
3.00%, 03/25/29 (a) (b)	9,601	9,888
3.06%, 11/27/37 (a) (b)	15,500	14,049
4.25%, 07/26/55 (a) (b)	12,804	12,690
CSMLT Trust REMIC
3.50%, 08/25/34 (a) (b)	7,612	7,739
3.50%, 06/25/36 (a) (b)	17,132	17,694
DB Master Finance LLC, 3.26%, 02/20/19 (b)	9,850	9,901

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
DBJPM Mortgage Trust Interest Only REMIC, 1.66%, 05/10/49 (a)	24,672	2,653
Deutsche Alt-A Securities Mortgage Loan Trust REMIC, 0.83%, 09/25/47 (a)	30,929	24,247
Dryden XXV Senior Loan Fund, 4.68%, 01/15/25 (a) (b)	500	495
Eaton Vance CDO VIII Ltd., 1.47%, 08/15/22 (a) (b)	1,250	1,223
First Horizon Alternative Mortgage Securities Trust REMIC, 6.00%, 05/25/36	6,340	5,085
First Horizon Asset Securities Inc. REMIC, 6.25%, 11/25/37	9,027	7,516
Franklin CLO VI Ltd., 1.02%, 08/09/19 (a) (b)	2,945	2,922
FREMF Mortgage Trust REMIC, 4.19%, 02/25/26 (a) (b)	2,665	2,703
Galaxy XV CLO Ltd., 2.53%, 04/15/25 (a) (b)	500	497
GMACM Mortgage Loan Trust REMIC, 5.75%, 07/25/35	5,642	5,262
Goldentree Loan Opportunities VI Ltd., 4.88%, 04/17/22 (a) (b)	250	250
Greenwich Capital Commercial Funding Corp. REMIC
5.48%, 02/10/17	3,550	3,579
6.24%, 09/10/17 (a)	4,000	4,000
GS Mortgage Securities Corp. II REMIC, 5.99%, 05/10/17 (a)	1,775	1,802
GS Mortgage Securities Trust
2.45%, 02/15/18 (a) (b)	2,238	2,248
Interest Only, 1.29%, 10/10/49 (a)	32,727	3,053
REMIC, 3.63%, 11/13/24	1,500	1,627
REMIC, Interest Only, 1.53%, 10/10/25 (a)	24,864	2,251
REMIC, Interest Only, 1.33%, 04/10/47 (a)	21,733	1,298
REMIC, Interest Only, 1.00%, 09/10/47 (a)	48,859	2,374
REMIC, Interest Only, 0.99%, 11/10/48 (a)	34,831	2,072
Halcyon Loan Advisors Funding Ltd.
3.82%, 08/15/23 (a) (b)	500	500
3.71%, 12/20/24 (a) (b)	1,430	1,393
3.46%, 08/01/25 (a) (b)	250	245
4.56%, 08/01/25 (a) (b)	1,000	868
2.21%, 04/18/26 (a) (b)	1,000	999
Hildene CLO IV Ltd., 2.21%, 07/23/27 (a) (b)	2,000	1,992
IndyMac INDA Mortgage Loan Trust REMIC, 3.26%, 09/25/36 (a)	8,600	7,385
ING Investment Management CLO Ltd.
5.68%, 04/15/24 (a) (b)	250	230
2.13%, 01/18/26 (a) (b)	1,000	999
ING Investment Management CLO II Ltd., 2.36%, 08/01/20 (a)	1,000	979
ING Investment Management Co., 3.61%, 03/14/22 (a) (b)	500	500
Jamestown CLO Ltd., 2.18%, 07/15/26 (a) (b)	500	498
Jamestown CLO XI Ltd., 2.41%, 02/20/27 (a) (b)	1,000	1,004
JPMBB Commercial Mortgage Securities Trust REMIC
4.82%, 07/15/24 (a)	2,000	2,081
3.49%, 12/15/24	950	1,022
4.82%, 10/15/25 (a)	2,370	2,251
4.77%, 11/15/25 (a)	2,224	2,330
Interest Only, 1.87%, 06/15/49 (a)	25,577	2,770
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
2.77%, 01/17/17 (a) (b)	1,000	997
6.09%, 09/12/17 (a)	2,500	2,589
5.37%, 05/15/47	2,471	2,478
5.88%, 02/12/49 (a)	5,959	6,062
6.29%, 02/12/51 (a)	1,245	1,244
6.21%, 02/15/51 (a)	1,160	1,192
JPMorgan Mortgage Acquisition Trust REMIC, 0.64%, 05/25/37 (a)	475	473
JPMorgan Resecuritization Trust REMIC, 4.55%, 03/26/37 (a) (b)	5,330	4,389
Lavender Trust REMIC, 6.25%, 10/26/36 (b)	2,645	2,828
LB-UBS Commercial Mortgage Trust REMIC
5.48%, 02/15/40	2,000	2,005
5.49%, 02/15/40	3,000	3,048
5.87%, 09/15/45 (a)	2,760	2,859
LCM LP
2.18%, 07/15/26 (a) (b)	1,500	1,499
4.28%, 07/15/26 (a) (b)	500	480
LCM X LP
2.38%, 04/15/22 (a) (b)	500	500
3.53%, 04/15/22 (a) (b)	500	500
LCM XI LP
2.84%, 04/19/22 (a) (b)	500	500
4.64%, 04/19/22 (a) (b)	250	250
LCM XIV LP, 4.18%, 07/15/25 (a) (b)	500	485
LCM XV LP, 3.93%, 08/25/24 (a) (b)	1,000	1,000
Lehman Mortgage Trust REMIC, 5.50%, 11/25/35	1,424	1,182
Madison Park Funding IV Ltd.
1.17%, 03/22/21 (a) (b)	1,500	1,446
2.30%, 03/22/21 (a) (b)	500	478
Madison Park Funding Ltd.
3.80%, 07/20/26 (a) (b)	500	500
4.65%, 10/21/26 (a) (b)	1,500	1,500
Madison Park Funding XV Ltd., 4.43%, 01/27/26 (a) (b)	500	494
Madison Park Funding XVI Ltd., 3.70%, 04/20/26 (a) (b)	1,500	1,502
MAPS CLO Fund II Ltd., 1.60%, 07/20/22 (a) (b)	1,000	962
Merrill Lynch Mortgage Trust REMIC, 6.01%, 07/12/17 (a)	2,192	2,118
ML-CFC Commercial Mortgage Trust REMIC
5.70%, 09/12/17	2,558	2,636
5.81%, 06/12/50 (a)	2,424	2,465
Morgan Stanley Bank of America Merrill Lynch Trust REMIC
4.49%, 09/15/24	1,500	1,574
3.53%, 11/15/24	2,000	2,168
4.00%, 12/15/24	2,000	1,919
4.16%, 01/15/25	1,200	1,279
4.61%, 01/15/25	1,200	1,161
4.68%, 09/15/25 (a)	2,320	2,434
4.91%, 04/15/26 (a)	676	712
Interest Only, 1.45%, 01/15/26 (a)	24,456	2,110
Interest Only, 1.70%, 02/15/46 (a)	26,044	1,671
Interest Only, 1.47%, 09/15/49 (a)	28,574	3,081
Morgan Stanley Capital I Trust REMIC
3.82%, 08/11/21 (a) (b)	2,000	2,021
5.48%, 02/12/44 (a)	2,594	2,607
5.41%, 03/15/44	4,421	4,455
Morgan Stanley Mortgage Loan Trust REMIC
5.75%, 04/25/37 (a)	1,800	1,188
6.00%, 08/25/37	2,769	2,405
Nautique Funding Ltd., 2.38%, 04/15/20 (a) (b)	500	490
New Residential Mortgage Loan Trust REMIC, 3.75%, 03/25/56 (a) (b)	34,681	35,939
Nomura Asset Acceptance Corp. Alternative Loan Trust REMIC, 3.20%, 02/25/36 (a)	2,089	1,801
North End CLO Ltd.
3.43%, 07/17/25 (a) (b)	1,000	981
4.18%, 07/17/25 (a) (b)	500	462
NYMT Residential LLC, 4.00%, 03/25/19 (b) (c)	29,445	29,401

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Octagon Investment Partners XX Ltd., 2.26%, 08/12/26 (a) (b)	1,500	1,499
Octagon Investment Partners XXI Ltd.
4.02%, 11/14/26 (a) (b)	1,000	1,000
4.47%, 11/14/26 (a) (b)	1,000	966
Octagon Investment Partners XXII Ltd., 5.28%, 11/22/25 (a) (b)	1,000	1,000
OneMain Financial Issuance Trust
2.43%, 08/18/17 (b)	15,926	15,940
2.57%, 10/18/18 (b)	8,795	8,826
OZLM Funding V Ltd., 2.18%, 01/17/26 (a) (b)	1,000	1,000
OZLM VI Ltd., 2.83%, 04/17/26 (a) (b)	2,000	2,000
Palisades Center Trust REMIC, 3.36%, 04/13/21 (b)	3,019	3,059
Pinnacle Park CLO Ltd., 3.78%, 04/15/26 (a) (b)	1,500	1,501
PR Mortgage Loan Trust REMIC, 5.93%, 09/25/47	12,122	12,475
Race Point CLO Ltd., 2.21%, 11/08/24 (a) (b)	2,000	2,000
RALI Series Trust REMIC
5.75%, 01/25/34	3,630	3,680
4.11%, 09/25/35 (a)	3,789	3,133
4.07%, 01/25/36 (a)	9,226	7,378
6.00%, 05/25/36	6,297	5,414
RAMP Trust REMIC, 0.85%, 11/25/35 (a)	12,699	10,576
RBSGC Mortgage Loan Trust REMIC
0.98%, 01/25/37 (a)	7,329	4,292
6.75%, 01/25/37	10,210	9,837
Interest Only, 5.52%, 01/25/37 (a)	7,329	1,750
Regatta V Funding Ltd., 2.27%, 10/25/26 (a) (b)	1,000	1,000
Residential Accredit Loans Inc. Trust REMIC, 6.00%, 04/25/36	5,108	4,398
Residential Asset Securitization Trust REMIC
6.00%, 07/25/36	4,979	4,261
6.25%, 11/25/36	12,218	8,702
0.98%, 04/25/37 (a)	8,652	4,442
42.36%, 04/25/37 (a)	1,128	2,737
6.00%, 08/25/37	25,095	21,144
Residential Funding Mortgage Securities Inc. Trust REMIC
5.50%, 05/25/35	4,844	5,009
6.00%, 07/25/36	913	852
6.00%, 11/25/36	5,249	4,888
6.00%, 02/25/37	1,960	1,834
6.00%, 04/25/37	4,340	3,846
6.00%, 05/25/37	15,878	14,803
6.00%, 07/25/37	3,891	3,595
Shenton Aircraft Investments I Ltd., 4.75%, 11/15/27 (b)	13,912	13,548
Slater Mill Loan Fund LP, 3.45%, 08/17/22 (a) (b)	500	500
Sound Harbor Loan Fund Ltd., 2.26%, 10/30/26 (a) (b)	1,000	1,000
SpringCastle America Funding LLC
2.70%, 05/25/23 (b)	9,947	9,979
3.05%, 04/25/29 (b) (d)	10,500	10,513
Springleaf Mortgage Loan Trust REMIC
6.00%, 06/25/58 (a) (b)	10,000	10,087
6.00%, 12/25/65 (a) (b)	10,000	10,087
STARM Mortgage Loan Trust REMIC, 3.17%, 04/25/37 (a)	3,049	2,402
Steele Creek CLO Ltd., 2.41%, 08/21/26 (a) (b)	250	250
Structured Adjustable Rate Mortgage Loan Trust REMIC, 2.98%, 11/25/35 (a)	13,816	12,378
Structured Asset Securities Corp. Trust REMIC, 5.75%, 04/25/35	14,038	12,869
TCI-Symphony CLO Ltd., 4.63%, 10/13/29 (b)	2,000	1,987
Thacher Park CLO, 4.23%, 10/20/26 (a) (b)	1,000	957
THL Credit Wind River CLO Ltd.
3.07%, 07/15/28 (a) (b)	1,500	1,495
3.92%, 07/15/28 (a) (b)	500	502
Trinity Rail Leasing 2010 LLC, 5.19%, 01/16/31 (b)	4,617	4,553
Venture CDO Ltd., 2.18%, 04/15/26 (a) (b)	2,500	2,498
Venture XIV CLO Ltd.
2.68%, 08/28/25 (a) (b)	500	497
4.58%, 08/28/25 (a) (b)	500	485
Venture XV CLO Ltd., 3.78%, 07/15/25 (a) (b)	1,250	1,250
Venture XVII CLO Ltd.
2.16%, 07/15/26 (a) (b)	2,500	2,500
2.78%, 07/15/26 (a) (b)	500	500
Venture XVIII CLO Ltd., 2.13%, 10/15/26 (a) (b)	3,000	2,997
Venture XX CLO Ltd., 2.17%, 04/15/27 (a) (b)	2,000	2,000
VOLT XLIII LLC, 4.25%, 03/26/46 (b) (c)	8,795	8,900
Voya CLO Ltd., 2.17%, 10/14/26 (a) (b)	3,500	3,500
Wachovia Bank Commercial Mortgage Trust REMIC
5.38%, 12/15/43	2,000	2,018
5.66%, 03/15/45 (a)	173	173
5.70%, 06/15/49 (b)	1,695	1,723
6.16%, 02/15/51 (a)	5,000	5,008
Waldorf Astoria Boca Raton Trust REMIC
2.56%, 06/15/18 (a) (b)	2,708	2,707
3.01%, 06/15/18 (a) (b)	2,291	2,290
Washington Mill CLO Ltd.
2.20%, 04/20/26 (a) (b)	1,000	998
2.75%, 04/20/26 (a) (b)	500	499
3.70%, 04/20/26 (a) (b)	500	500
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust REMIC
6.00%, 07/25/36 (a)	5,360	4,643
6.00%, 07/25/36	3,002	2,600
5.50%, 04/25/37	4,332	4,106
Waterfall Commercial Mortgage Trust REMIC, 4.10%, 09/19/22 (a) (b)	16,406	16,225
Wells Fargo & Co. Interest Only REMIC, 1.17%, 12/15/48 (a)	27,404	1,844
Wells Fargo Alternative Loan Trust REMIC
6.00%, 07/25/37	6,398	5,948
6.25%, 07/25/37	5,959	5,385
6.25%, 11/25/37	2,157	2,064
Wells Fargo Commercial Mortgage Trust
Interest Only, 1.54%, 04/15/50 (a)	24,745	1,983
REMIC, 4.77%, 11/15/25 (a)	1,850	1,929
REMIC, 3.76%, 11/18/25 (a)	2,031	1,679
REMIC, 5.20%, 05/15/49 (a)	2,855	3,005
REMIC, 4.88%, 01/15/59 (a)	1,577	1,537
Wells Fargo Mortgage Backed Securities Trust REMIC
3.41%, 12/15/24	1,138	1,212
3.96%, 12/15/24	1,761	1,889
5.50%, 03/25/36	3,647	3,704
5.75%, 04/25/37	13,647	13,490
6.00%, 04/25/37	2,830	2,826
6.00%, 06/25/37	5,641	5,550
Wells Fargo-RBS Commercial Mortgage Trust REMIC
3.90%, 03/15/59	1,508	1,493
Interest Only, 1.41%, 03/15/47 (a)	23,053	1,411
Interest Only, 1.09%, 11/15/47 (a)	29,179	1,601
Interest Only, 1.98%, 03/15/59 (a)	15,557	1,847
Wind River CLO Ltd., 11/01/28 (a) (b) (d)	2,500	2,500

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
WinWater Mortgage Loan Trust REMIC, 3.50%, 09/20/36 (a) (b)	15,528	16,037
Total Non-U.S. Government Agency Asset- Backed Securities (cost $1,039,498)		1,043,918

GOVERNMENT AND AGENCY OBLIGATIONS - 50.7%

GOVERNMENT SECURITIES - 3.2%
U.S. Treasury Securities - 3.2%
U.S. Treasury Note, 2.25%, 11/15/25	80,000	84,500

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 47.5%

Federal Home Loan Mortgage Corp. - 27.1%
Federal Home Loan Mortgage Corp.
3.00%, 06/01/43 - 04/01/46	253,238	263,527
4.00%, 09/01/43 - 02/01/44	15,338	16,646
3.50%, 02/01/46 - 02/01/46	65,352	69,303
REMIC, 3.00%, 02/15/32 - 09/15/45	282,758	291,914
REMIC, 3.50%, 09/15/33	5,000	5,458
REMIC, 4.50%, 01/15/40	438	449
REMIC, 6.14%, 06/15/42 (a)	1,806	1,832
REMIC, 4.77%, 01/15/43 (a)	5,045	5,029
REMIC, 4.00%, 04/15/44 - 11/15/44	54,499	61,541
REMIC, Interest Only, 5.98%, 11/15/40 - 12/15/40 (a)	26,006	4,860
REMIC, Interest Only, 5.38%, 01/15/54 (a)	8,955	1,507
		722,066
Federal National Mortgage Association - 19.2%
Federal National Mortgage Association
4.50%, 04/01/26	6,355	6,833
3.00%, 09/01/33 - 09/01/46	218,038	227,645
3.50%, 09/01/43 - 08/01/45	53,905	57,311
REMIC, 1.50%, 03/25/28	9,108	9,032
REMIC, 3.00%, 06/25/33 - 12/25/44	128,532	131,002
REMIC, 4.00%, 10/25/40 - 01/25/44	20,227	22,876
REMIC, 2.00%, 09/25/41	7,472	7,481
REMIC, 2.50%, 11/25/45	42,026	43,241
REMIC, Interest Only, 6.15%, 12/25/25 (a)	3,503	469
REMIC, Interest Only, 6.07%, 02/25/35 - 01/25/40 (a)	39,657	6,018
REMIC, Interest Only, 5.97%, 09/25/41 (a)	3,230	636
		512,544
Government National Mortgage Association - 1.2%
Government National Mortgage Association
3.50%, 10/20/45	21,623	22,413
REMIC, 8.64%, 12/20/40 (a)	6,000	6,796
REMIC, Interest Only, 5.57%, 03/20/40 (a)	16,461	1,945
REMIC, Principal Only, 0.00%, 03/16/33 (e)	71	71
		31,225
Total Government and Agency Obligations (cost $1,301,919)		1,350,335

SHORT TERM INVESTMENTS - 10.3%
Investment Company - 10.3%
JNL Money Market Fund, 0.24% (f) (g)	275,823	275,823
Total Short Term Investments (cost $275,823)		275,823

Total Investments - 100.2% (cost $2,617,240)		2,670,076
Other Assets and Liabilities, Net - (0.2%)		(5,390)
Total Net Assets - 100.0%		$2,664,686

(a)              Variable rate securities. Rate stated was in effect as of September 30, 2016.

(b)              The Sub-Adviser has deemed this security which is exempt from registration under the 1933 Act to be liquid based on procedures approved by the Board.  As of September 30, 2016, the aggregate value of these liquid securities was $496,681 which represented 18.6% of net assets

(c)               Security is a “step-up” bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2016.

(d)              Security fair valued in good faith in accordance with the procedures approved by the Board. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurement” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurement” in the Notes to Schedules of Investments.

(e)               Security issued with a zero coupon. Income is recognized through the accretion of discount.

(f)                Investment in affiliate.

(g)               Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2016.

See accompanying Notes to Schedules of Investments.

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund

	Shares/Par †	Value
COMMON STOCKS - 2.9%

CANADA - 0.3%
Turquoise Hill Resources Ltd. (a)	421	$1,250

ICELAND - 1.8%
Eimskipafelag Islands hf	546	1,437
Hagar hf	2,741	1,216
HB Grandi	3,325	805
Icelandair Group hf	4,833	991
Marel hf	745	1,551
Reginn hf (a)	2,260	474
Reitir Fasteignafelag hf	1,522	1,203
Siminn hf (a)	17,051	440
		8,117
SINGAPORE - 0.8%
Yoma Strategic Holdings Ltd.	7,942	3,449
Total Common Stocks (cost $12,575)		12,816

CORPORATE BONDS AND NOTES - 1.2%

AZERBAIJAN - 0.5%
International Bank of Azerbaijan OJSC Via Rubrika, 6.17%, 05/10/17	$2,200	2,181

CROATIA - 0.1%
Agrokor dd, 9.13%, 02/01/20, EUR	297	348

GEORGIA - 0.6%
Bank of Georgia JSC, 11.00%, 06/01/18, GEL	3,520	1,514
Georgian Oil and Gas Corp. JSC, 6.75%, 04/26/21	1,378	1,447
		2,961
Total Corporate Bonds and Notes (cost $5,549)		5,490

VARIABLE RATE SENIOR LOAN INTERESTS - 1.8% (e)

ETHIOPIA - 0.6%
Ethiopian Railways Corp. Delayed Draw Term Loan, 4.86%, 08/01/21 (g) (h)	2,700	2,627

KENYA - 0.8%
Government of the Republic of Kenya Term Loan, 6.14%, 10/28/17 (g) (h)	3,390	3,373

SURINAME - 0.4%
Republic of Suriname Senior Term Loan, 8.57%, 09/30/17 (g) (h)	1,850	1,876
Total Variable Rate Senior Loan Interests (cost $7,847)		7,876

GOVERNMENT AND AGENCY OBLIGATIONS - 70.1%

ALBANIA - 2.3%
Albania Government International Bond, 5.75%, 11/12/20, EUR	8,113	10,081

ARGENTINA - 3.1%
Argentina Bonad Bond
1.75%, 10/28/16	1,529	1,522
0.75%, 02/22/17 - 09/21/17	4,832	4,701
2.40%, 03/18/18	1,119	1,085
City of Buenos Aires, Argentina, 7.50%, 06/01/27	6,029	6,566
		13,874
ARMENIA - 1.4%
Republic of Armenia, 7.15%, 03/26/25	5,832	6,198

BARBADOS - 1.2%
Barbados Government International Bond
7.00%, 08/04/22 (b)	472	467
6.63%, 12/05/35	5,066	4,243
6.63%, 12/05/35 (b)	823	689
		5,399
BELARUS - 2.2%
Republic of Belarus, 8.95%, 01/26/18	9,338	9,777

CYPRUS - 6.1%
Cyprus Government International Bond
3.88%, 05/06/22, EUR	7,126	8,335
3.75%, 07/26/23, EUR	7,887	9,119
4.25%, 11/04/25, EUR	8,038	9,601
		27,055
DOMINICAN REPUBLIC - 3.8%
Dominican Republic Bond, 10.40%, 05/10/19, DOP	261,400	5,775
Dominican Republic International Bond
16.00%, 02/10/17 - 07/10/20, DOP	114,000	2,673
13.50%, 08/04/17, DOP	5,500	123
14.00%, 06/08/18, DOP	165,900	3,836
15.00%, 04/05/19, DOP	100,600	2,444
15.95%, 06/04/21, DOP	32,300	845
16.95%, 02/04/22, DOP	19,000	524
10.38%, 03/04/22, DOP	39,800	862
		17,082
ECUADOR - 2.7%
Ecuador Government International Bond
10.50%, 03/24/20 (b)	1,166	1,186
7.95%, 06/20/24 (b)	5,345	4,784
7.95%, 06/20/24	6,878	6,156
		12,126
EL SALVADOR - 1.2%
El Salvador Government International Bond
7.75%, 01/24/23	364	404
5.88%, 01/30/25	440	438
6.38%, 01/18/27	2,810	2,824
8.25%, 04/10/32	580	646
7.65%, 06/15/35	1,024	1,072
		5,384
GEORGIA - 0.7%
Georgia Treasury Bond
8.00%, 06/09/18, GEL	1,380	588
14.38%, 07/16/20, GEL	1,968	988
11.75%, 04/28/21, GEL	2,377	1,118
10.50%, 02/05/25, GEL	1,155	496
		3,190
HONDURAS - 0.3%
Republic of Honduras, 8.75%, 12/16/20	1,219	1,399

ICELAND - 3.5%
Central Bank of Iceland, 6.00%, 10/13/16, ISO	275,203	1,527
Iceland Rikisbref
6.25%, 02/05/20, ISK	376,694	3,413
7.25%, 10/26/22, ISK	189,541	1,840
8.00%, 06/12/25, ISK	695,020	7,286
6.50%, 01/24/31, ISK	144,480	1,415
		15,481
INDONESIA - 0.8%
Indonesia Treasury Bond
8.75%, 05/15/31, IDR	19,554,000	1,685

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

September 30, 2016

	Shares/Par †	Value
8.25%, 05/15/36, IDR	22,104,000	1,825
		3,510
IRAQ - 2.0%
Republic of Iraq, 5.80%, 01/15/28	11,092	9,037

KENYA - 0.3%
Kenya Government International Bond, 5.88%, 06/24/19	1,380	1,425

LEBANON - 0.1%
Lebanon Treasury Note, 6.18%, 10/06/16, LBP	908,350	603

MACEDONIA - 5.4%
Former Yugoslav Republic of Macedonia
4.88%, 12/01/20 (b), EUR	3,640	4,325
3.98%, 07/24/21 (c), EUR	5,018	5,780
3.98%, 07/24/21 (b), EUR	10,122	11,658
Macedonia Government International Bond, 4.88%, 12/01/20, EUR	1,763	2,095
		23,858
MONGOLIA - 1.8%
Development Bank of Mongolia LLC, 5.75%, 03/21/17	3,183	3,120
Mongolia Government International Bond, 4.13%, 01/05/18	4,986	4,774
		7,894
NEW ZEALAND - 1.9%
New Zealand Government Inflation Indexed Bond
3.00%, 09/20/30 (d), NZD	4,409	3,853
2.50%, 09/20/35 (d), NZD	5,386	4,433
		8,286
NIGERIA - 1.1%
Nigeria Government International Bond, 5.13%, 07/12/18	4,946	4,983

PERU - 0.2%
Peru Government International Bond, 6.35%, 08/12/28, PEN	2,300	679

RUSSIAN FEDERATION - 4.7%
Russia Federal Bond, 8.50%, 09/17/31 (e), RUB	1,275,376	20,879

RWANDA - 0.9%
Rwanda International Government Bond, 6.63%, 05/02/23 (c)	4,139	4,180

SERBIA - 6.5%
Republic of Serbia, 5.88%, 12/03/18	16	17
Serbia Treasury Bond
10.00%, 03/02/18 - 02/05/22, RSD	1,746,600	19,004
5.75%, 07/21/23, RSD	1,054,710	9,683
		28,704
SLOVENIA - 0.4%
Slovenia Government International Bond, 5.50%, 10/26/22	1,389	1,622

SOUTH AFRICA - 0.3%
South Africa Government International Bond, 5.00%, 10/12/46	1,310	1,318

SRI LANKA - 8.8%
Sri Lanka Government Bond
8.75%, 10/15/18, LKR	735,000	4,848
8.00%, 11/15/18 - 11/01/19, LKR	1,037,500	6,704
8.50%, 05/01/19, LKR	127,000	820
10.60%, 07/01/19 - 09/15/19, LKR	340,560	2,306
9.25%, 05/01/20, LKR	624,020	4,041

	Shares/Par/Notional†	Value
10.75%, 03/01/21, LKR	208,000	1,408
11.00%, 08/01/21 - 05/15/30, LKR	876,460	5,788
9.45%, 10/15/21, LKR	479,000	3,042
11.20%, 07/01/22, LKR	56,460	383
10.00%, 10/01/22, LKR	348,560	2,245
11.40%, 01/01/24, LKR	13,000	89
10.25%, 03/15/25, LKR	56,730	362
11.50%, 08/01/26 - 09/01/28, LKR	398,220	2,715
Sri Lanka Government International Bond
6.13%, 06/03/25	1,790	1,829
6.85%, 11/03/25	2,041	2,190
6.85%, 11/03/25 (b)	280	300
		39,070
TANZANIA - 3.1%
Tanzania Government International Bond, 7.25%, 03/08/20 (e)	13,423	13,995

THAILAND - 1.4%
Thailand Government Inflation Indexed Bond, 1.25%, 03/12/28 (f), THB	224,954	6,065

UNITED STATES OF AMERICA - 0.6%
Federal Home Loan Mortgage Corp. Interest Only REMIC, 5.58%, 06/15/32 (e)	3,477	445
Federal National Mortgage Association REMIC
Interest Only, 5.67%, 03/25/33 (e)	1,308	244
Interest Only, 5.52%, 11/25/38 (e)	2,883	281
Interest Only, 5.72%, 07/25/42 - 04/25/43 (e)	6,414	1,067
Interest Only, 5.62%, 01/25/43 (e)	3,306	599
		2,636
ZAMBIA - 1.3%
Zambia Government International Bond
5.38%, 09/20/22	2,798	2,456
8.50%, 04/14/24 (b)	3,572	3,510
		5,966
Total Government and Agency Obligations (cost $297,082)		311,756

PURCHASED OPTIONS - 0.6%
Chinese Offshore Yuan versus USD Call Option, Strike Price CNH 6.39, Expiration 07/27/16, SCB (g)	7,150,000	344
Chinese Offshore Yuan versus USD Call Option, Strike Price CNH 6.46, Expiration 06/15/17, SCB (g)	7,659,000	367
Chinese Offshore Yuan versus USD Call Option, Strike Price CNH 6.63, Expiration 10/18/16, BNP (g)	11,455,000	95
Chinese Offshore Yuan versus USD Call Option, Strike Price CNH 6.63, Expiration 10/18/16, JPM (g)	11,070,000	92
Chinese Offshore Yuan versus USD Call Option, Strike Price CNH 6.66, Expiration 11/03/16, BNP (g)	15,665,000	122
Chinese Offshore Yuan versus USD Call Option, Strike Price CNH 6.66, Expiration 11/03/16, JPM (g)	12,951,000	104
Chinese Offshore Yuan versus USD Call Option, Strike Price CNH 6.68, Expiration 11/02/16, SCB (g)	8,844,000	52
Chinese Offshore Yuan versus USD Call Option, Strike Price CNH 6.74, Expiration 03/07/17, JPM (g)	23,170,000	331
Euro versus SEK Put Option, Strike Price EUR 9.52, Expiration 11/30/16, GSC (g)	4,252,000	22

See accompanying Notes to Schedules of Investments.

	Shares/Par/Notional/Contracts †	Value
Euro versus SEK Put Option, Strike Price EUR 9.57, Expiration 11/02/16, GSC (g)	12,121,000	55
Euro versus USD Call Option, Strike Price 1.10, Expiration 11/01/16, DUB (g)	13,983,000	28
Maxis Nikkei 225 Call Option, Strike Price JPY 21,000, Expiration 03/12/21, GSC	105	1,042
Total Purchased Options (cost $3,533)		2,654

SHORT TERM INVESTMENTS - 20.4%
Investment Company - 13.8%
JNL Money Market Fund, 0.24% (i) (j)	61,377	61,377

Repurchase Agreements - 2.1%
Spain - 2.1%
Repurchase Agreement with JPM, (0.51)%, (Collateralized by EUR 5,943 Spain Government Bond, 5.40%, due 01/31/23, value EUR 7,861) acquired on 09/26/16, due 10/26/16 at $9,309, EUR (g)	8,287	9,309

Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Prime Portfolio, 0.47% (j)	569	569

Treasury Securities - 4.4%
Georgia Treasury Bill, 0.00%, 06/01/17, GEL	612	248
Iceland Rikisvixill
0.01%, 10/17/16, ISO	1,586,426	8,799
0.01%, 11/15/16, ISO	335,686	1,860
0.01%, 02/15/17, ISO	41,000	227
Lebanon Treasury Bill, 10/06/16, LBP	903,850	599
U.S. Treasury Bill
0.28%, 11/17/16	$2,000	1,999
0.17%, 11/25/16 (k)	6,000	5,999
		19,731
Total Short Term Investments (cost $91,538)		90,986
Total Investments - 97.0% (cost $418,124)		431,578
Total Securities Sold Short - (2.0%) (proceeds $8,018)		(8,831)
Other Assets and Liabilities, Net - 5.0%		22,019
Total Net Assets - 100.0%		$444,766

SECURITIES SOLD SHORT - 2.0%
GOVERNMENT AND AGENCY OBLIGATIONS - 2.0%

SPAIN - 2.0%
Spain Government Bond, 5.40%, 01/31/23 (b), EUR	5,943	$8,831
Total Securities Sold Short - 2.0% (proceeds $8,018)		$8,831

(a)    Non-income producing security.

(b)    The Sub-Adviser has deemed this security which is exempt from registration under the 1933 Act to be liquid based on procedures approved by the Board.  As of September 30, 2016, the aggregate value of these liquid securities was $26,920 for long term investment and ($8,831) for securities sold short which represented 6.0% and (2.0%) of net assets, respectively.

(c)    All or a portion of the security was on loan.

(d)    Treasury inflation indexed note, par amount is not adjusted for inflation.

(e)    Variable rate securities. Rate stated was in effect as of September 30, 2016.

(f)    Treasury inflation indexed note, par amount is adjusted for inflation.

(g)    The Sub-Adviser has deemed this security to be illiquid based on procedures approved by Board.

(h)   Security fair valued in good faith in accordance with the procedures approved by the Board. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurement” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurement” in the Notes to Schedules of Investments.

(i)     Investment in affiliate.

(j)    Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2016.

(k)    All or a portion of the security is pledged or segregated as collateral.

See accompanying Notes to Schedules of Investments.

Schedule of Written Options

	Expiration Date	Exercise Price		Notional	Value
Foreign Currency Options
Euro versus USD Call Option, CIT	11/01/2016	EUR	1.10	13,983	$(28)
				13,983	$(28)

Summary of Written Options

	Notional USD	Contracts	Premiums
Options outstanding at December 31, 2015	$69,964	15,729,716	$2,812
Options written during the period	25,440	10,524,000	228
Options closed during the period	(6,950)	(26,253,716)	(563)
Options expired during the period	(74,471)	—	(1,994)
Options outstanding at September 30, 2016	$13,983	—	$483

Schedule of Open Futures Contracts

	Expiration	Contracts Long / Short	Unrealized Appreciation / Depreciation
10-Year USD Deliverable Interest Rate Swap Future	December 2016	1	$(1)
10-Year USD Deliverable Interest Rate Swap Future	December 2016	(275)	(172)
30-Year USD Deliverable Interest Rate Swap Future	December 2016	(4)	(10)
5-Year USD Deliverable Interest Rate Swap Future	December 2016	(125)	(21)
Euro-BTP Future	December 2016	(93)	114
Tokyo Price Index Future	December 2016	(10)	11
			$(79)

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter-Party	Notional Amount		Value	Unrealized Gain/(Loss)
AUD/USD	12/08/2016	SCB	AUD	9,470	$7,237	$41
BRL/USD	10/04/2016	BNP	BRL	14,600	4,489	121
CNH/USD	11/14/2016	GSC	CNH	36,789	5,497	(34)
CNH/USD	11/14/2016	BOA	CNH	10,117	1,512	(9)
CNH/USD	11/18/2016	CGM	CNH	5,569	832	(4)
CNH/USD	11/18/2016	GSC	CNH	14,064	2,101	(10)
CNH/USD	11/18/2016	CGM	CNH	30,000	4,482	33
CNH/USD	11/30/2016	SCB	CNH	10,243	1,529	(8)
CNH/USD	11/30/2016	DUB	CNH	17,689	2,641	(14)
CNH/USD	11/30/2016	SCB	CNH	32,279	4,819	26
CNH/USD	12/19/2016	BNP	CNH	10,676	1,592	(9)
CNH/USD	12/21/2016	SCB	CNH	18,044	2,691	(14)
CNH/USD	01/12/2017	SCB	CNH	17,871	2,662	20
CNH/USD	02/16/2017	SCB	CNH	33,078	4,919	(18)
CNH/USD	02/16/2017	CGM	CNH	16,783	2,496	(3)
CNH/USD	03/15/2017	SCB	CNH	28,880	4,289	(15)
CNH/USD	03/15/2017	GSC	CNH	19,965	2,965	(10)
CNH/USD	03/22/2017	SCB	CNH	26,354	3,912	31
CNH/USD	03/22/2017	GSC	CNH	17,569	2,608	21
CNH/USD	06/13/2017	CGM	CNH	21,374	3,158	5
CNH/USD	06/13/2017	GSC	CNH	12,917	1,908	2
CNY/USD	10/10/2016	SSB	CNY	30	4	—
COP/USD	11/01/2016	JPM	COP	5,757,200	1,985	41
COP/USD	12/01/2016	BNP	COP	7,330,330	2,516	52
EUR/SEK	10/17/2016	GSC	SEK	(16,205)	(1,890)	16
EUR/SEK	11/04/2016	GSC	SEK	(61,814)	(7,217)	46

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2016

Purchased/ Sold	Settlement Date	Counter-Party	Notional Amount		Value	Unrealized Gain/(Loss)
EUR/USD	10/05/2016	JPM	EUR	3,040	$3,415	$34
EUR/USD	10/26/2016	DUB	EUR	7,984	8,978	100
GBP/USD	10/13/2016	JPM	GBP	2,747	3,561	(31)
IDR/USD	12/06/2016	JPM	IDR	153,480,675	11,644	228
IDR/USD	12/09/2016	DUB	IDR	74,072,561	5,617	108
IDR/USD	12/09/2016	BNP	IDR	21,415,044	1,624	31
INR/USD	10/20/2016	GSC	INR	608,375	9,111	96
INR/USD	10/20/2016	BNP	INR	608,345	9,110	97
JPY/USD	12/16/2016	SCB	JPY	816,600	8,079	74
KES/USD	11/02/2016	CGM	KES	62,973	619	12
KES/USD	11/03/2016	SCB	KES	18,510	182	3
KES/USD	12/05/2016	JPM	KES	18,979	186	4
KES/USD	02/06/2017	CGM	KES	321,241	3,110	74
KES/USD	03/09/2017	SCB	KES	33,331	321	5
KES/USD	03/13/2017	CGM	KES	54,363	523	8
MXN/USD	11/23/2016	BNP	MXN	167,020	8,564	(498)
MYR/USD	10/13/2016	BNP	MYR	24,171	5,841	(200)
MYR/USD	10/13/2016	DUB	MYR	2,079	502	(18)
MYR/USD	10/13/2016	GSC	MYR	624	151	(5)
MYR/USD	10/13/2016	SCB	MYR	5,196	1,256	(46)
PEN/USD	11/02/2016	BNP	PEN	8,519	2,511	12
PEN/USD	11/02/2016	BNP	PEN	13,883	4,092	(76)
PEN/USD	11/04/2016	SCB	PEN	10,380	3,059	29
PEN/USD	11/21/2016	CGM	PEN	24,801	7,290	62
PEN/USD	11/28/2016	CGM	PEN	2,515	738	(6)
PEN/USD	11/28/2016	SCB	PEN	5,577	1,638	(3)
PEN/USD	12/07/2016	SCB	PEN	12,408	3,639	5
PEN/USD	12/21/2016	SCB	PEN	10,214	2,992	11
PHP/USD	11/21/2016	SCB	PHP	103,280	2,127	(86)
RON/EUR	02/03/2017	BNP	EUR	(1,259)	(1,422)	16
RON/EUR	03/02/2017	DUB	EUR	(4,012)	(4,538)	61
RON/EUR	03/06/2017	BOA	EUR	(8,470)	(9,584)	103
RON/EUR	03/08/2017	BNP	EUR	(9,237)	(10,452)	117
RON/EUR	05/17/2017	BNP	EUR	(622)	(706)	13
RON/EUR	05/17/2017	JPM	EUR	(354)	(402)	7
RSD/EUR	10/17/2016	DUB	EUR	(4,364)	(4,905)	9
RUB/USD	10/26/2016	CGM	RUB	161,304	2,555	36
RUB/USD	10/26/2016	DUB	RUB	332,634	5,268	137
RUB/USD	11/23/2016	DUB	RUB	728,027	11,449	340
RUB/USD	12/20/2016	BNP	RUB	198,979	3,107	105
RUB/USD	12/20/2016	DUB	RUB	187,021	2,921	100
SEK/EUR	10/17/2016	GSC	EUR	(6,463)	(7,264)	(171)
SEK/EUR	10/31/2016	GSC	EUR	(4,056)	(4,563)	(49)
SEK/EUR	11/04/2016	GSC	EUR	(10,247)	(11,528)	(94)
SEK/EUR	11/08/2016	GSC	EUR	(2,838)	(3,193)	(50)
SEK/EUR	11/28/2016	SCB	EUR	(6,314)	(7,111)	(22)
SGD/USD	10/14/2016	SCB	SGD	22,523	16,517	9
THB/USD	08/03/2017	SCB	THB	77,140	2,221	1
TRY/USD	10/26/2016	SCB	TRY	28,738	9,533	(48)
TRY/USD	11/15/2016	SCB	TRY	6,594	2,178	(37)
TRY/USD	11/15/2016	CGM	TRY	11,400	3,766	(63)
TRY/USD	11/28/2016	BNP	TRY	28,739	9,466	(125)
TRY/USD	12/01/2016	DUB	TRY	11,131	3,665	(47)
TRY/USD	12/19/2016	BNP	TRY	10,435	3,424	(55)
TWD/USD	10/13/2016	JPM	TWD	84,600	2,700	68
TWD/USD	10/13/2016	BNP	TWD	48,220	1,539	39
TWD/USD	10/13/2016	GSC	TWD	44,620	1,424	35
TWD/USD	10/13/2016	DUB	TWD	22,560	720	18
TWD/USD	01/12/2017	JPM	TWD	49,451	1,582	50
TWD/USD	01/12/2017	DUB	TWD	66,603	2,131	68

See accompanying Notes to Schedules of Investments.

Purchased/ Sold	Settlement Date	Counter-Party	Notional Amount		Value	Unrealized Gain/(Loss)
TWD/USD	01/17/2017	DUB	TWD	71,276	$2,281	$74
TWD/USD	01/17/2017	BNP	TWD	154,033	4,929	161
TWD/USD	01/17/2017	CGM	TWD	77,379	2,476	74
TWD/USD	01/19/2017	BNP	TWD	89,350	2,859	86
TWD/USD	01/19/2017	GSC	TWD	81,902	2,621	80
TWD/USD	01/26/2017	BOA	TWD	84,262	2,697	89
TWD/USD	01/26/2017	BNP	TWD	93,258	2,985	99
TWD/USD	02/02/2017	SCB	TWD	108,518	3,474	110
TWD/USD	02/02/2017	GSC	TWD	121,963	3,905	121
TWD/USD	02/10/2017	BNP	TWD	94,047	3,011	126
TWD/USD	02/10/2017	GSC	TWD	104,535	3,348	136
TWD/USD	02/24/2017	BNP	TWD	80,160	2,568	81
TWD/USD	02/24/2017	CGM	TWD	49,459	1,584	45
TWD/USD	02/24/2017	DUB	TWD	28,424	911	48
USD/AED	02/05/2018	BNP	AED	(35,804)	(9,705)	(184)
USD/AED	02/08/2018	BNP	AED	(66,790)	(18,103)	(368)
USD/AUD	12/06/2016	GSC	AUD	(10,768)	(8,229)	(152)
USD/AUD	12/08/2016	SCB	AUD	(13,413)	(10,250)	(58)
USD/BRL	10/04/2016	BNP	BRL	(14,600)	(4,489)	(56)
USD/CAD	12/12/2016	JPM	CAD	(4,083)	(3,114)	28
USD/CLP	11/14/2016	SCB	CLP	(849,877)	(1,288)	10
USD/CNH	11/14/2016	BOA	CNH	(14,466)	(2,162)	22
USD/CNH	11/14/2016	GSC	CNH	(36,789)	(5,497)	54
USD/CNH	11/18/2016	GSC	CNH	(14,064)	(2,101)	22
USD/CNH	11/18/2016	CGM	CNH	(35,569)	(5,314)	67
USD/CNH	11/30/2016	DUB	CNH	(17,689)	(2,641)	35
USD/CNH	11/30/2016	SCB	CNH	(42,522)	(6,348)	83
USD/CNH	12/19/2016	BNP	CNH	(10,676)	(1,592)	(8)
USD/CNH	12/21/2016	SCB	CNH	(18,044)	(2,691)	(19)
USD/CNH	01/12/2017	SCB	CNH	(17,871)	(2,662)	(81)
USD/CNH	02/16/2017	SCB	CNH	(33,078)	(4,919)	(99)
USD/CNH	02/16/2017	CGM	CNH	(16,783)	(2,496)	(50)
USD/CNH	03/15/2017	SCB	CNH	(28,880)	(4,289)	90
USD/CNH	03/15/2017	GSC	CNH	(19,965)	(2,965)	60
USD/CNH	03/22/2017	SCB	CNH	(26,354)	(3,912)	85
USD/CNH	03/22/2017	GSC	CNH	(17,569)	(2,608)	58
USD/CNH	03/22/2017	CGM	CNH	(22,027)	(3,270)	67
USD/CNH	06/13/2017	CGM	CNH	(21,374)	(3,158)	26
USD/CNH	06/13/2017	GSC	CNH	(20,750)	(3,066)	26
USD/CNH	08/22/2017	BNP	CNH	(22,370)	(3,292)	28
USD/CNH	08/22/2017	JPM	CNH	(21,401)	(3,149)	27
USD/CNH	09/22/2017	SCB	CNH	(95,200)	(13,984)	(67)
USD/EUR	10/05/2016	JPM	EUR	(22,508)	(25,286)	(354)
USD/EUR	10/05/2016	JPM	EUR	(4,318)	(4,849)	23
USD/EUR	10/19/2016	SCB	EUR	(12,719)	(14,298)	(214)
USD/EUR	10/27/2016	SCB	EUR	(8,462)	(9,515)	(112)
USD/EUR	11/23/2016	JPM	EUR	(623)	(701)	1
USD/EUR	11/23/2016	JPM	EUR	(6,829)	(7,689)	(77)
USD/EUR	11/30/2016	DUB	EUR	(8,985)	(10,120)	(42)
USD/EUR	12/07/2016	GSC	EUR	(382)	(430)	(2)
USD/EUR	12/07/2016	GSC	EUR	(20,826)	(23,464)	218
USD/EUR	12/14/2016	SCB	EUR	(16,475)	(18,569)	89
USD/EUR	12/16/2016	SCB	EUR	(16,330)	(18,408)	1
USD/EUR	12/23/2016	GSC	EUR	(7,907)	(8,916)	13
USD/EUR	12/27/2016	GSC	EUR	(317)	(358)	(1)
USD/EUR	01/11/2017	GSC	EUR	(8,017)	(9,049)	(9)
USD/EUR	01/11/2017	SCB	EUR	(4,012)	(4,528)	(4)
USD/NOK	12/13/2016	JPM	NOK	(26,069)	(3,261)	(97)
USD/NZD	10/13/2016	JPM	NZD	(24,614)	(17,916)	(222)
USD/NZD	11/10/2016	DUB	NZD	(1,980)	(1,439)	(35)
USD/NZD	11/16/2016	DUB	NZD	(8,582)	(6,238)	(59)

See accompanying Notes to Schedules of Investments.

Purchased/ Sold	Settlement Date	Counter-Party	Notional Amount		Value	Unrealized Gain/(Loss)
USD/NZD	11/21/2016	MSC	NZD	(3,018)	$(2,193)	$(21)
USD/OMR	03/23/2017	BNP	OMR	(1,156)	(2,982)	(3)
USD/OMR	03/27/2017	BNP	OMR	(1,156)	(2,982)	(2)
USD/OMR	05/25/2017	BNP	OMR	(2,773)	(7,119)	(54)
USD/OMR	06/05/2017	BNP	OMR	(4,155)	(10,658)	(59)
USD/OMR	08/14/2017	BNP	OMR	(2,303)	(5,873)	(3)
USD/OMR	08/21/2017	BNP	OMR	(1,721)	(4,386)	—
USD/OMR	08/28/2017	BNP	OMR	(5,904)	(15,038)	7
USD/OMR	08/15/2018	BNP	OMR	(347)	(860)	(23)
USD/PEN	11/02/2016	SCB	PEN	(6,758)	(1,992)	(73)
USD/PEN	11/02/2016	BNP	PEN	(15,644)	(4,611)	(61)
USD/PEN	11/04/2016	SCB	PEN	(10,380)	(3,059)	(204)
USD/PEN	11/21/2016	BNP	PEN	(24,801)	(7,290)	118
USD/PEN	11/28/2016	SCB	PEN	(8,092)	(2,376)	15
USD/PEN	12/07/2016	BNP	PEN	(12,408)	(3,639)	(227)
USD/PEN	12/21/2016	BNP	PEN	(10,214)	(2,992)	34
USD/RUB	10/19/2016	DUB	RUB	(462,499)	(7,338)	(171)
USD/RUB	10/26/2016	BNP	RUB	(592,313)	(9,382)	(466)
USD/RUB	11/23/2016	DUB	RUB	(547,623)	(8,612)	(256)
USD/SGD	10/14/2016	SCB	SGD	(32,103)	(23,543)	288
USD/SGD	10/21/2016	DUB	SGD	(8,477)	(6,218)	37
USD/SGD	10/21/2016	GSC	SGD	(10,200)	(7,480)	43
USD/SGD	11/21/2016	DUB	SGD	(5,916)	(4,339)	61
USD/SGD	11/21/2016	BOA	SGD	(12,500)	(9,169)	130
USD/SGD	12/13/2016	BOA	SGD	(11,085)	(8,131)	105
USD/SGD	03/13/2017	GSC	SGD	(10,613)	(7,785)	95
USD/SGD	03/30/2017	SCB	SGD	(6,470)	(4,746)	10
USD/SGD	03/30/2017	GSC	SGD	(2,614)	(1,917)	4
USD/THB	08/03/2017	SCB	THB	(131,997)	(3,801)	(42)
USD/THB	08/03/2017	DUB	THB	(61,130)	(1,760)	(19)
USD/TRY	10/26/2016	SCB	TRY	(28,738)	(9,533)	110
USD/TRY	11/15/2016	SCB	TRY	(6,594)	(2,178)	17
USD/TRY	11/15/2016	CGM	TRY	(11,400)	(3,766)	59
USD/TRY	11/28/2016	BNP	TRY	(28,739)	(9,467)	118
USD/TRY	12/01/2016	DUB	TRY	(11,131)	(3,664)	25
USD/TRY	12/19/2016	BNP	TRY	(10,435)	(3,424)	19
USD/TWD	10/13/2016	BNP	TWD	(108,000)	(3,446)	(31)
USD/TWD	01/12/2017	DUB	TWD	(66,603)	(2,131)	(142)
USD/TWD	01/12/2017	JPM	TWD	(49,451)	(1,582)	(104)
USD/TWD	01/17/2017	JPM	TWD	(77,091)	(2,467)	(174)
USD/TWD	01/17/2017	DUB	TWD	(71,276)	(2,281)	(172)
USD/TWD	01/17/2017	BNP	TWD	(76,942)	(2,462)	(174)
USD/TWD	01/17/2017	CGM	TWD	(77,379)	(2,476)	(181)
USD/TWD	01/19/2017	GSC	TWD	(81,902)	(2,621)	(207)
USD/TWD	01/19/2017	BNP	TWD	(89,350)	(2,859)	(216)
USD/TWD	01/26/2017	JPM	TWD	(93,258)	(2,985)	(207)
USD/TWD	01/26/2017	BOA	TWD	(84,262)	(2,697)	(188)
USD/TWD	02/02/2017	GSC	TWD	(121,963)	(3,905)	(278)
USD/TWD	02/02/2017	SCB	TWD	(108,518)	(3,474)	(245)
USD/TWD	02/10/2017	GSC	TWD	(104,535)	(3,347)	(215)
USD/TWD	02/10/2017	BNP	TWD	(94,047)	(3,012)	(192)
USD/TWD	02/24/2017	CGM	TWD	(77,883)	(2,495)	(174)
USD/TWD	02/24/2017	BNP	TWD	(80,160)	(2,568)	(180)
USD/ZAR	11/04/2016	SCB	ZAR	(89,267)	(6,466)	(148)
USD/ZAR	11/22/2016	SCB	ZAR	(140,052)	(10,108)	239
ZAR/USD	11/04/2016	SCB	ZAR	23,727	1,719	49
					$(363,930)	$(2,334)

See accompanying Notes to Schedules of Investments.

Schedule of Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount (1)		Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Interest Rate Swap Agreements
DUB	3-Month Emirates Interbank Offered Rate	Receiving	2.74%	06/27/2021	AED	7,528	$—	$(39)
DUB	3-Month Emirates Interbank Offered Rate	Receiving	2.80%	06/27/2021	AED	7,528	—	(44)
DUB	3-Month Emirates Interbank Offered Rate	Receiving	2.76%	06/27/2021	AED	7,528	—	(41)
DUB	3-Month Emirates Interbank Offered Rate	Receiving	2.40%	06/28/2021	AED	7,500	—	(4)
DUB	3-Month Emirates Interbank Offered Rate	Receiving	2.39%	06/29/2021	AED	7,541	—	(3)
DUB	3-Month Emirates Interbank Offered Rate	Receiving	2.37%	06/29/2021	AED	8,296	—	(1)
GSI	3-Month Emirates Interbank Offered Rate	Receiving	2.50%	06/13/2021	AED	4,388	—	(10)
GSI	3-Month Emirates Interbank Offered Rate	Receiving	2.51%	06/15/2021	AED	4,390	—	(10)
GSI	3-Month Emirates Interbank Offered Rate	Receiving	2.59%	06/16/2021	AED	4,387	—	(15)
GSI	3-Month Emirates Interbank Offered Rate	Receiving	2.52%	06/21/2021	AED	4,387	—	(10)
GSI	3-Month Emirates Interbank Offered Rate	Receiving	2.76%	06/23/2021	AED	9,035	—	(49)
GSI	3-Month Emirates Interbank Offered Rate	Receiving	2.80%	06/27/2021	AED	6,022	—	(36)
GSI	3-Month Emirates Interbank Offered Rate	Receiving	2.79%	06/27/2021	AED	6,022	—	(35)
GSI	3-Month Moscow Prime Offered Rate	Paying	10.16%	03/18/2020	RUB	1,037,597	—	1,324
JPM	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	4.06%	06/04/2023	NZD	1,890	—	172
BOA	3-Month Saudi Riyal Interbank Offered Rate	Receiving	3.37%	04/11/2026	SAR	9,000	—	207
BOA	3-Month Saudi Riyal Interbank Offered Rate	Receiving	3.43%	05/10/2026	SAR	7,148	—	160
DUB	3-Month Saudi Riyal Interbank Offered Rate	Receiving	3.01%	06/28/2020	SAR	12,010	—	41
DUB	3-Month Saudi Riyal Interbank Offered Rate	Receiving	3.03%	08/02/2020	SAR	26,901	—	143
DUB	3-Month Saudi Riyal Interbank Offered Rate	Receiving	3.09%	11/12/2020	SAR	43,800	—	58
DUB	3-Month Saudi Riyal Interbank Offered Rate	Receiving	2.64%	02/25/2021	SAR	15,703	—	137
DUB	3-Month Saudi Riyal Interbank Offered Rate	Receiving	2.62%	03/03/2021	SAR	5,170	—	47
DUB	3-Month Saudi Riyal Interbank Offered Rate	Receiving	2.76%	03/07/2021	SAR	13,086	—	96
GSI	3-Month Saudi Riyal Interbank Offered Rate	Receiving	2.17%	06/29/2020	SAR	6,340	—	75
GSI	3-Month Saudi Riyal Interbank Offered Rate	Receiving	2.16%	08/03/2020	SAR	16,320	—	228
GSI	3-Month Saudi Riyal Interbank Offered Rate	Receiving	2.35%	08/12/2020	SAR	16,235	—	199
GSI	3-Month Saudi Riyal Interbank Offered Rate	Receiving	2.40%	08/17/2020	SAR	18,189	—	216
GSI	3-Month Saudi Riyal Interbank Offered Rate	Receiving	2.40%	08/17/2020	SAR	17,174	—	203
GSI	3-Month Saudi Riyal Interbank Offered Rate	Receiving	2.33%	08/17/2020	SAR	17,516	—	220
GSI	3-Month Saudi Riyal Interbank Offered Rate	Receiving	2.46%	08/19/2020	SAR	20,007	—	226
GSI	3-Month Saudi Riyal Interbank Offered Rate	Receiving	3.41%	08/22/2020	SAR	27,204	—	38
GSI	3-Month Saudi Riyal Interbank Offered Rate	Receiving	3.41%	08/22/2020	SAR	13,898	—	26
GSI	3-Month Saudi Riyal Interbank Offered Rate	Receiving	2.26%	09/17/2020	SAR	29,400	—	403
GSI	3-Month Saudi Riyal Interbank Offered Rate	Receiving	2.34%	09/21/2020	SAR	29,400	—	382
GSI	3-Month Saudi Riyal Interbank Offered Rate	Receiving	2.23%	09/28/2020	SAR	10,672	—	151
GSI	3-Month Saudi Riyal Interbank Offered Rate	Receiving	2.35%	10/29/2020	SAR	8,700	—	75
GSI	3-Month Saudi Riyal Interbank Offered Rate	Receiving	2.54%	11/04/2020	SAR	14,830	—	94
GSI	3-Month Saudi Riyal Interbank Offered Rate	Receiving	2.58%	11/05/2020	SAR	8,900	—	52
GSI	3-Month Saudi Riyal Interbank Offered Rate	Receiving	2.56%	11/05/2020	SAR	17,790	—	108
GSI	3-Month Saudi Riyal Interbank Offered Rate	Receiving	2.65%	02/23/2021	SAR	6,543	—	56
GSI	3-Month Saudi Riyal Interbank Offered Rate	Receiving	2.64%	07/27/2022	SAR	11,729	—	236
GSI	3-Month Saudi Riyal Interbank Offered Rate	Receiving	2.61%	07/30/2022	SAR	11,728	—	241
GSI	3-Month Saudi Riyal Interbank Offered Rate	Receiving	3.46%	05/09/2026	SAR	14,229	—	307
GSI	3-Month Saudi Riyal Interbank Offered Rate	Receiving	3.71%	06/06/2026	SAR	6,210	—	104
GSI	3-Month Tel Aviv Interbank Offered Rate	Receiving	0.73%	09/01/2021	ILS	27,569	—	(36)
GSI	3-Month Tel Aviv Interbank Offered Rate	Receiving	0.76%	09/02/2021	ILS	24,200	—	(46)
DUB	7-Day China Fixing Repo Rate	Paying	2.45%	06/18/2017	CNY	62,325	—	(8)
DUB	7-Day China Fixing Repo Rate	Paying	2.45%	06/25/2017	CNY	74,545	—	(9)
DUB	7-Day China Fixing Repo Rate	Paying	2.46%	07/16/2017	CNY	49,313	—	(7)
DUB	7-Day China Fixing Repo Rate	Paying	2.45%	07/16/2017	CNY	61,983	—	(10)
DUB	7-Day China Fixing Repo Rate	Paying	2.46%	08/21/2017	CNY	59,633	—	(8)
DUB	7-Day China Fixing Repo Rate	Paying	2.46%	08/21/2017	CNY	45,368	—	(7)
GSI	7-Day China Fixing Repo Rate	Paying	2.45%	06/18/2017	CNY	62,325	—	(9)
GSI	7-Day China Fixing Repo Rate	Paying	2.49%	06/25/2017	CNY	64,935	—	(5)
GSI	7-Day China Fixing Repo Rate	Paying	2.45%	07/16/2017	CNY	64,307	—	(10)
GSI	7-Day China Fixing Repo Rate	Paying	2.45%	08/20/2017	CNY	33,857	—	(6)
GSI	7-Day China Fixing Repo Rate	Paying	2.37%	04/15/2018	CNY	86,750	—	(43)
GSI	7-Day China Fixing Repo Rate	Paying	2.56%	05/23/2018	CNY	49,270	—	(2)

See accompanying Notes to Schedules of Investments.

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount (1)		Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Interest Rate Swap Agreements (continued)
SCB	7-Day China Fixing Repo Rate	Paying	2.46%	06/24/2017	CNY	65,606	$—	$(7)
SCB	7-Day China Fixing Repo Rate	Paying	2.45%	08/21/2017	CNY	21,668	—	(3)
SCB	7-Day China Fixing Repo Rate	Paying	2.22%	03/30/2018	CNY	104,771	—	(86)
							$—	$5,426

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount (1)	Unrealized Appreciation / (Depreciation)
Centrally Cleared Interest Rate Swap Agreements
N/A	3-Month LIBOR	Receiving	1.25%	12/21/2018	1,824	$(1)
N/A	3-Month LIBOR	Paying	1.80%	06/29/2020	1,690	44
N/A	3-Month LIBOR	Paying	1.80%	06/29/2020	3,210	82
N/A	3-Month LIBOR	Paying	1.75%	07/31/2020	1,732	42
N/A	3-Month LIBOR	Paying	1.78%	07/31/2020	2,199	56
N/A	3-Month LIBOR	Paying	1.74%	07/31/2020	3,270	78
N/A	3-Month LIBOR	Paying	1.74%	07/31/2020	4,080	98
N/A	3-Month LIBOR	Paying	1.74%	08/12/2020	4,368	104
N/A	3-Month LIBOR	Paying	1.62%	08/14/2020	4,650	90
N/A	3-Month LIBOR	Paying	1.68%	08/17/2020	2,395	52
N/A	3-Month LIBOR	Paying	1.69%	08/17/2020	4,942	109
N/A	3-Month LIBOR	Paying	1.68%	08/17/2020	2,236	48
N/A	3-Month LIBOR	Paying	1.70%	08/19/2020	8,171	182
N/A	3-Month LIBOR	Paying	1.56%	08/22/2020	1,233	21
N/A	3-Month LIBOR	Paying	1.56%	08/22/2020	2,520	43
N/A	3-Month LIBOR	Paying	1.55%	08/22/2020	4,954	83
N/A	3-Month LIBOR	Paying	1.57%	09/17/2020	7,714	135
N/A	3-Month LIBOR	Paying	1.65%	09/18/2020	2,269	47
N/A	3-Month LIBOR	Paying	1.65%	09/18/2020	5,597	116
N/A	3-Month LIBOR	Paying	1.55%	09/23/2020	310	5
N/A	3-Month LIBOR	Paying	1.54%	09/23/2020	300	5
N/A	3-Month LIBOR	Paying	1.42%	10/28/2020	2,230	27
N/A	3-Month LIBOR	Paying	1.43%	10/28/2020	2,230	27
N/A	3-Month LIBOR	Paying	1.38%	10/29/2020	2,300	24
N/A	3-Month LIBOR	Paying	1.52%	11/04/2020	3,775	61
N/A	3-Month LIBOR	Paying	1.53%	11/05/2020	2,295	38
N/A	3-Month LIBOR	Paying	1.53%	11/05/2020	4,590	76
N/A	3-Month LIBOR	Paying	1.54%	11/05/2020	2,295	39
N/A	3-Month LIBOR	Paying	1.56%	11/09/2020	2,221	39
N/A	3-Month LIBOR	Paying	1.67%	11/12/2020	3,036	67
N/A	3-Month LIBOR	Paying	1.11%	02/23/2021	1,343	(2)
N/A	3-Month LIBOR	Paying	1.12%	02/23/2021	384	—
N/A	3-Month LIBOR	Paying	1.17%	02/25/2021	1,303	2
N/A	3-Month LIBOR	Paying	1.17%	02/25/2021	2,605	3
N/A	3-Month LIBOR	Paying	1.15%	03/03/2021	1,304	1
N/A	3-Month LIBOR	Paying	1.27%	03/07/2021	3,267	19
N/A	3-Month LIBOR	Paying	1.16%	06/23/2021	2,301	—
N/A	3-Month LIBOR	Paying	1.18%	06/24/2021	2,107	2
N/A	3-Month LIBOR	Paying	1.17%	06/24/2021	1,535	1
N/A	3-Month LIBOR	Paying	1.21%	06/27/2021	2,106	5
N/A	3-Month LIBOR	Paying	1.21%	06/27/2021	2,107	4
N/A	3-Month LIBOR	Paying	1.19%	06/27/2021	2,106	3
N/A	3-Month LIBOR	Paying	0.97%	06/28/2021	2,330	(21)
N/A	3-Month LIBOR	Paying	0.96%	06/29/2021	1,580	(15)
N/A	3-Month LIBOR	Paying	0.96%	06/29/2021	2,108	(20)
N/A	3-Month LIBOR	Paying	0.97%	06/29/2021	2,107	(19)
N/A	3-Month LIBOR	Paying	1.21%	09/01/2021	6,321	11
N/A	3-Month LIBOR	Paying	1.20%	09/01/2021	7,400	8
N/A	3-Month LIBOR	Paying	2.13%	07/27/2022	2,939	146
N/A	3-Month LIBOR	Paying	2.06%	07/30/2022	3,069	144
N/A	3-Month LIBOR	Paying	1.59%	04/12/2026	935	13

See accompanying Notes to Schedules of Investments.

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount (1)		Unrealized Appreciation / (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (continued)
N/A	3-Month LIBOR	Paying	1.59%	04/12/2026	1,275		$17
N/A	3-Month LIBOR	Paying	1.68%	05/06/2026	1,800		38
N/A	3-Month LIBOR	Paying	1.68%	05/06/2026	1,800		39
N/A	3-Month LIBOR	Paying	1.66%	05/09/2026	901		18
N/A	3-Month LIBOR	Paying	1.69%	06/03/2026	1,720		38
N/A	3-Month LIBOR	Receiving	1.30%	07/13/2026	3,864		55
N/A	3-Month LIBOR	Receiving	1.29%	07/13/2026	5,796		86
N/A	3-Month LIBOR	Receiving	1.37%	07/14/2026	4,310		34
N/A	3-Month LIBOR	Receiving	1.42%	08/17/2026	5,317		20
N/A	3-Month LIBOR	Receiving	2.25%	12/21/2046	2,352		(29)
N/A	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	4.96%	04/29/2024	NZD	6,530	878
N/A	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	4.05%	06/16/2025	NZD	5,278	472
N/A	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	4.05%	06/16/2025	NZD	3,210	287
N/A	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	3.92%	06/25/2025	NZD	8,375	691
N/A	6-Month British Bankers’ Association Yen LIBOR	Receiving	0.24%	07/15/2046	JPY	387,730	245
N/A	6-Month Budapest Interbank Offered Rate	Receiving	1.92%	07/28/2026	HUF	636,700	1
N/A	6-Month Budapest Interbank Offered Rate	Receiving	1.94%	08/01/2026	HUF	448,000	(2)
N/A	6-Month Budapest Interbank Offered Rate	Receiving	1.89%	09/21/2026	HUF	434,356	8
N/A	6-Month Budapest Interbank Offered Rate	Receiving	1.94%	09/21/2026	HUF	176,090	1
N/A	6-Month Budapest Interbank Offered Rate	Receiving	1.94%	09/21/2026	HUF	171,688	1
N/A	6-Month Euribor	Receiving	0.25%	12/21/2021	EUR	40,464	(97)
N/A	6-Month Euribor	Paying	1.00%	06/15/2026	EUR	—	—
N/A	6-Month Euribor	Paying	0.75%	12/21/2026	EUR	7,201	76
N/A	6-Month Poland Warsaw Interbank Offered Rate	Paying	2.23%	07/28/2026	PLN	8,990	(8)
N/A	6-Month Poland Warsaw Interbank Offered Rate	Paying	2.22%	08/01/2026	PLN	6,486	(7)
N/A	6-Month Poland Warsaw Interbank Offered Rate	Paying	2.30%	09/21/2026	PLN	6,280	4
N/A	6-Month Poland Warsaw Interbank Offered Rate	Paying	2.28%	09/21/2026	PLN	2,348	—
N/A	6-Month Poland Warsaw Interbank Offered Rate	Paying	2.30%	09/21/2026	PLN	2,407	1
N/A	Brazil Interbank Deposit Rate	Paying	11.92%	01/02/2019	BRL	10,344	19
N/A	Brazil Interbank Deposit Rate	Paying	12.00%	01/02/2019	BRL	61,259	133
N/A	Brazil Interbank Deposit Rate	Paying	11.91%	01/02/2019	BRL	13,923	24
N/A	Brazil Interbank Deposit Rate	Paying	11.86%	01/02/2019	BRL	34,985	51
N/A	Brazil Interbank Deposit Rate	Paying	11.77%	01/02/2019	BRL	78,538	78
N/A	Brazil Interbank Deposit Rate	Paying	11.78%	01/02/2019	BRL	51,723	61
N/A	Brazil Interbank Deposit Rate	Receiving	11.94%	01/02/2023	BRL	5,111	(30)
N/A	Brazil Interbank Deposit Rate	Receiving	12.02%	01/02/2023	BRL	30,487	(200)
N/A	Brazil Interbank Deposit Rate	Receiving	11.93%	01/02/2023	BRL	6,854	(39)
N/A	Brazil Interbank Deposit Rate	Receiving	11.84%	01/02/2023	BRL	17,135	(80)
N/A	Brazil Interbank Deposit Rate	Receiving	11.70%	01/02/2023	BRL	38,269	(123)
N/A	Brazil Interbank Deposit Rate	Receiving	11.84%	01/02/2023	BRL	25,693	(122)
N/A	Mexican Interbank Rate	Paying	6.26%	09/29/2025	MXN	58,153	(15)
N/A	Mexican Interbank Rate	Paying	6.29%	10/01/2025	MXN	58,153	(6)
N/A	Mexican Interbank Rate	Paying	6.09%	06/30/2026	MXN	124,400	(150)
N/A	Mexican Interbank Rate	Paying	6.13%	06/30/2026	MXN	222,900	(234)
							$4,356

See accompanying Notes to Schedules of Investments.

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (6)	Expiration Date	Notional Amount (1),(5)	Value (7)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements
Credit default swap agreements - purchase protection (2)
DUB	Kingdom of Thailand, 7.07%, 09/30/2013	N/A	1.00%	06/20/2018	$4,900	$(62)	$(36)	$(26)
JPM	Kingdom of Thailand, 7.07%, 09/30/2013	N/A	1.00%	06/20/2018	4,250	(54)	(15)	(39)
GSC	Lebanese Republic, 11.63%, 05/11/2016	N/A	1.00%	06/20/2018	17,491	646	2,422	(1,776)
GSC	Lebanese Republic, 11.63%, 05/11/2016	N/A	5.00%	12/20/2018	245	(8)	(13)	5
GSC	Lebanese Republic, 11.63%, 05/11/2016	N/A	5.00%	12/20/2018	228	(7)	(12)	5
JPM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2018	11,250	(125)	(143)	18
BNP	Republic of South Africa, 5.50%, 03/09/2020	N/A	1.00%	12/20/2025	3,800	599	710	(111)
BNP	Republic of South Africa, 5.50%, 03/09/2020	N/A	1.00%	12/20/2025	3,170	499	592	(93)
BNP	Republic of South Africa, 5.50%, 03/09/2020	N/A	1.00%	12/20/2025	10,484	1,652	1,875	(223)
BNP	Republic of South Africa, 5.50%, 03/09/2020	N/A	1.00%	12/20/2025	1,180	186	199	(13)
GSC	Republic of South Africa, 5.50%, 03/09/2020	N/A	1.00%	12/20/2023	13,500	1,655	1,769	(114)
JPM	Republic of South Africa, 5.50%, 03/09/2020	N/A	1.00%	06/20/2023	5,680	630	522	108
BNP	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2019	1,019	(15)	(19)	4
BNP	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2021	3,140	(22)	15	(37)
BOA	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2019	1,020	(15)	(26)	11
BOA	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2019	1,020	(14)	(24)	10
CGM	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2019	3,830	(56)	(89)	33
CGM	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2021	400	(3)	3	(6)
CGM	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2021	990	(7)	7	(14)
CGM	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2021	590	(4)	3	(7)
CGM	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2021	270	(1)	1	(2)
DUB	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2019	1,019	(15)	(18)	3
DUB	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2021	600	(4)	5	(9)
DUB	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2021	1,200	(8)	8	(16)
DUB	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2021	580	(4)	3	(7)
GSC	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	12/20/2020	5,400	(57)	66	(123)
GSC	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	12/20/2020	1,850	(20)	42	(62)
GSC	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	12/20/2020	1,930	(21)	30	(51)
GSC	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2021	1,190	(8)	10	(18)
GSC	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2021	530	(4)	3	(7)
GSC	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2021	3,150	(22)	18	(40)
GSC	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2021	920	(6)	—	(6)
GSC	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	12/20/2023	700	7	2	5
GSC	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	12/20/2023	2,506	28	4	24
JPM	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	03/20/2019	900	(13)	(15)	2
JPM	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2019	970	(14)	(25)	11
JPM	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2019	1,953	(29)	(38)	9
BNP	United Mexican States, 5.95%, 03/19/2019	N/A	1.00%	06/20/2023	1,211	71	27	44
					$115,066	$5,355	$7,863	$(2,508)

Credit default swap agreements - sell protection (3)
CGM	Kingdom of Saudi Arabia, 0.00%, 12/31/2222	1.58%	1.00%	06/20/2021	$(1,030)	$(26)	$(26)	$—
CGM	Kingdom of Saudi Arabia, 0.00%, 12/31/2222	1.58%	1.00%	06/20/2021	(1,030)	(26)	(26)	—
CGM	Kingdom of Saudi Arabia, 0.00%, 12/31/2222	1.58%	1.00%	06/20/2021	(2,580)	(66)	(67)	1
CIT	Kingdom of Saudi Arabia, 0.00%, 12/31/2222	1.43%	1.00%	12/20/2020	(4,080)	(70)	(95)	25
CIT	Kingdom of Saudi Arabia, 0.00%, 12/31/2222	1.43%	1.00%	12/20/2020	(3,200)	(55)	(76)	21
CIT	Kingdom of Saudi Arabia, 0.00%, 12/31/2222	1.43%	1.00%	12/20/2020	(783)	(13)	(19)	6
CIT	Kingdom of Saudi Arabia, 0.00%, 12/31/2222	1.43%	1.00%	12/20/2020	(780)	(14)	(21)	7
DUB	Kingdom of Saudi Arabia, 0.00%, 12/31/2222	1.43%	1.00%	12/20/2020	(780)	(14)	(19)	5
GSC	Kingdom of Saudi Arabia, 0.00%, 12/31/2222	1.58%	1.00%	06/20/2021	(2,150)	(55)	(56)	1
GSC	Kingdom of Saudi Arabia, 0.00%, 12/31/2222	1.58%	1.00%	06/20/2021	(670)	(17)	(17)	—
JPM	Kingdom of Saudi Arabia, 0.00%, 12/31/2222	1.58%	1.00%	06/20/2021	(1,020)	(26)	(26)	—
DUB	*Republic of Belarus, 8.95%, 01/26/2018	N/A	5.00%	12/20/2016	(1,010)	4	(11)	15
GSC	Republic of Kazakhstan, 3.88%, 10/14/2024	1.43%	1.00%	06/20/2020	(2,370)	(37)	(121)	84
GSC	Republic of Kazakhstan, 3.88%, 10/14/2024	1.78%	1.00%	06/20/2021	(1,150)	(40)	(46)	6
GSC	Republic of Kazakhstan, 3.88%, 10/14/2024	1.78%	1.00%	06/20/2021	(840)	(29)	(54)	25
MSC	Republic of Kazakhstan, 3.88%, 10/14/2024	1.59%	1.00%	12/20/2020	(770)	(18)	(56)	38
MSC	Republic of Kazakhstan, 3.88%, 10/14/2024	1.78%	1.00%	06/20/2021	(970)	(34)	(68)	34

See accompanying Notes to Schedules of Investments.

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (6)	Expiration Date	Notional Amount (1),(5)	Value (7)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements (continued)
Credit default swap agreements - sell protection (continued) (3)
MSC	Republic of Kazakhstan, 3.88%, 10/14/2024	1.78%	1.00%	06/20/2021	$(900)	$(31)	$(77)	$46
MSC	Republic of Kazakhstan, 3.88%, 10/14/2024	1.78%	1.00%	06/20/2021	(770)	(27)	(66)	39
BNP	Republic of Turkey, 11.88%, 01/15/2030	2.03%	1.00%	06/20/2020	(1,740)	(63)	(88)	25
BNP	Republic of Turkey, 11.88%, 01/15/2030	2.12%	1.00%	09/20/2020	(4,400)	(186)	(343)	157
BNP	Republic of Turkey, 11.88%, 01/15/2030	2.94%	1.00%	06/20/2023	(2,236)	(256)	(128)	(128)
BNP	Republic of Turkey, 11.88%, 01/15/2030	2.94%	1.00%	06/20/2023	(2,000)	(229)	(120)	(109)
GSC	Republic of Turkey, 11.88%, 01/15/2030	0.78%	1.00%	12/20/2017	(1,060)	3	(19)	22
GSC	Republic of Turkey, 11.88%, 01/15/2030	1.18%	1.00%	09/20/2018	(3,300)	(10)	(65)	55
GSC	Republic of Turkey, 11.88%, 01/15/2030	1.18%	1.00%	09/20/2018	(5,450)	(18)	(115)	97
GSC	Republic of Turkey, 11.88%, 01/15/2030	2.03%	1.00%	06/20/2020	(2,220)	(81)	(94)	13
MSC	Republic of Turkey, 11.88%, 01/15/2030	1.18%	1.00%	09/20/2018	(2,570)	(8)	(52)	44
MSC	Republic of Turkey, 11.88%, 01/15/2030	1.18%	1.00%	09/20/2018	(1,600)	(6)	(34)	28
MSC	Republic of Turkey, 11.88%, 01/15/2030	1.18%	1.00%	09/20/2018	(1,100)	(3)	(21)	18
MSC	Republic of Turkey, 11.88%, 01/15/2030	1.18%	1.00%	09/20/2018	(3,300)	(10)	(67)	57
MSC	Republic of Turkey, 11.88%, 01/15/2030	1.18%	1.00%	09/20/2018	(1,090)	(4)	(23)	19
MSC	Republic of Turkey, 11.88%, 01/15/2030	1.18%	1.00%	09/20/2018	(5,449)	(18)	(116)	98
MSC	Republic of Turkey, 11.88%, 01/15/2030	1.18%	1.00%	09/20/2018	(7,980)	(26)	(162)	136
					$(72,378)	$(1,509)	$(2,394)	$885

Counterparty	Reference Obligation	Fixed Received / Pay Rate (6)	Expiration Date	Notional Amount (1),(5)	Value	Unrealized Appreciation / (Depreciation)
Centrally Cleared Credit Default Swap Agreements
Credit default swap agreements - purchase protection (2)
N/A	Republic of Colombia, 10.38%, 01/28/2033	1.00%	06/20/2021	$8,992	$201	$(362)
N/A	Republic of South Africa, 5.50%, 03/09/2020	1.00%	06/20/2021	2,260	132	(93)
N/A	Republic of South Africa, 5.50%, 03/09/2020	1.00%	06/20/2021	2,260	132	(91)
N/A	Republic of South Africa, 5.50%, 03/09/2020	1.00%	06/20/2021	1,700	99	(70)
N/A	Republic of South Africa, 5.50%, 03/09/2020	1.00%	06/20/2021	3,620	212	(147)
N/A	United Mexican States, 5.95%, 03/19/2019	1.00%	06/20/2021	6,750	150	(105)
				$25,582	$926	$(868)

Credit default swap agreements – sell protection (3)
N/A	CDX.EM.25	1.00%	06/20/2021	$(735)	$(45)	$21

(1)Notional amount is stated in USD unless otherwise noted.

(2)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(4)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(5)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(6)If the Fund is a buyer of protection, the Fund pays the fixed rate.  If the Fund is a seller of protection, the Fund receives the fixed rate.

(7)The Prices and resulting values for credit default swap agreements on sovereign issues for which an implied credit spread is not available serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

*Swap agreement fair valued in good faith in accordance with procedures approved by the Board.  Fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs.  See FASB ASC Topic 820 in the Notes to Schedules of Investments.

See accompanying Notes to Schedules of Investments.

JNL/Epoch Global Shareholder Yield Fund

	Shares/Par †	Value
COMMON STOCKS - 99.2%

CONSUMER DISCRETIONARY - 4.7%
Compagnie Generale des Etablissements Michelin	8	$832
Daimler AG	17	1,167
McDonald’s Corp.	11	1,233
Regal Entertainment Group - Class A (a)	37	806
Sky Plc	63	734
		4,772
CONSUMER STAPLES - 14.3%
Altria Group Inc.	25	1,566
British American Tobacco Plc	24	1,500
Coca-Cola Co.	14	587
Diageo Plc	27	766
Imperial Brands Plc	30	1,565
Kimberly-Clark Corp.	8	1,050
Nestle SA	8	619
Orkla ASA	98	1,018
PepsiCo Inc.	6	679
Philip Morris International Inc.	19	1,801
Procter & Gamble Co.	9	842
Reynolds American Inc.	31	1,439
Unilever Plc	21	1,003
		14,435
ENERGY - 7.5%
Enterprise Products Partners LP	38	1,050
Exxon Mobil Corp.	15	1,296
Occidental Petroleum Corp.	19	1,374
Royal Dutch Shell Plc - ADR - Class A	27	1,336
Statoil ASA	63	1,056
Total SA (a)	30	1,443
		7,555
FINANCIALS - 10.5%
Allianz SE	5	728
Arthur J. Gallagher & Co.	12	591
AXA SA	41	880
BlackRock Inc.	2	665
CME Group Inc.	8	878
Commonwealth Bank of Australia	12	655
Muenchener Rueckversicherungs AG	9	1,615
People’s United Financial Inc. (a)	46	722
SCOR SE	21	642
Singapore Exchange Ltd.	107	584
Svenska Handelsbanken AB - Class A	68	941
Wells Fargo & Co.	16	719
Westpac Banking Corp.	40	912
		10,532
HEALTH CARE - 9.4%
AbbVie Inc.	18	1,109
AstraZeneca Plc - ADR	43	1,405
GlaxoSmithKline Plc	70	1,493
Johnson & Johnson	6	713
Merck & Co. Inc.	13	838
Novartis AG	9	736
Pfizer Inc.	19	632
Roche Holding AG	5	1,152
Sanofi	10	752
Sonic Health Care Ltd.	38	635
		9,465
INDUSTRIALS - 9.1%
BAE Systems Plc	169	1,150
Deutsche Post AG	33	1,046
Eaton Corp. Plc	12	801
Emerson Electric Co.	14	752
Lockheed Martin Corp.	4	851
RR Donnelley & Sons Co.	53	839
Siemens AG	12	1,410
United Parcel Service Inc. - Class B	8	821
Vinci SA	10	767
Waste Management Inc.	12	775
		9,212
INFORMATION TECHNOLOGY - 6.7%
Automatic Data Processing Inc.	7	648
Cisco Systems Inc.	27	862
Microchip Technology Inc.	15	951
Microsoft Corp.	12	707
QUALCOMM Inc.	21	1,428
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	36	1,091
Texas Instruments Inc.	15	1,059
		6,746
MATERIALS - 2.9%
Agrium Inc. (a)	7	621
BASF SE	13	1,090
Dow Chemical Co.	23	1,167
		2,878
REAL ESTATE - 5.0%
Corrections Corp. of America	35	479
Iron Mountain Inc.	31	1,179
Unibail-Rodamco SE	5	1,339
Welltower Inc.	27	2,007
		5,004
TELECOMMUNICATION SERVICES - 14.1%
AT&T Inc.	46	1,862
BCE Inc.	39	1,792
CenturyTel Inc.	32	866
Deutsche Telekom AG	62	1,035
Rogers Communications Inc. - Class B (a)	28	1,208
Singapore Telecommunications Ltd.	244	713
Swisscom AG	3	1,299
Telstra Corp. Ltd.	299	1,190
TELUS Corp.	22	713
Verizon Communications Inc.	33	1,735
Vodafone Group Plc	607	1,742
		14,155
UTILITIES - 15.0%
Ameren Corp.	25	1,236
Dominion Resources Inc.	10	757
Duke Energy Corp.	22	1,747
Entergy Corp.	19	1,456
Gas Natural SDG SA	34	705
National Grid Plc	135	1,909
PPL Corp.	50	1,745
Snam Rete Gas SpA	128	711
Southern Co.	17	862
SSE Plc	47	958
Terna Rete Elettrica Nazionale SpA	304	1,568
WEC Energy Group Inc.	25	1,478
		15,132
Total Common Stocks (cost $98,322)		99,886

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
SHORT TERM INVESTMENTS - 3.1%

Investment Company - 0.4%
JNL Money Market Fund, 0.24% (b) (c)	422	422

Securities Lending Collateral - 2.7%
Securities Lending Cash Collateral Fund LLC, 0.33% (b) (c)	2,712	2,712
Total Short Term Investments (cost $3,134)		3,134

Total Investments - 102.3% (cost $101,456)		103,020
Other Assets and Liabilities, Net - (2.3%)		(2,272)
Total Net Assets - 100.0%		$100,748

(a)                       All or a portion of the security was on loan.

(b)                       Investment in affiliate.

(c)                        Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2016.

See accompanying Notes to Schedules of Investments.

JNL/FAMCO Flex Core Covered Call Fund

	Shares/Par †	Value
COMMON STOCKS - 101.0%

CONSUMER DISCRETIONARY - 18.2%
AutoZone Inc. (a) (b)	4	$2,997
Ford Motor Co. (b)	167	2,020
General Motors Co. (b)	107	3,383
Home Depot Inc. (b)	41	5,263
Time Warner Inc. (b)	52	4,116
Walt Disney Co. (b)	27	2,526
Whirlpool Corp. (b)	19	3,130
		23,435
CONSUMER STAPLES - 8.2%
CVS Health Corp. (b)	55	4,895
PepsiCo Inc. (b)	53	5,721
		10,616
ENERGY - 2.8%
Chevron Corp. (b)	35	3,623

FINANCIALS - 11.8%
American Express Co. (b)	45	2,882
BlackRock Inc. (b)	11	3,951
JPMorgan Chase & Co. (b)	67	4,441
U.S. Bancorp (b)	91	3,916
		15,190
HEALTH CARE - 9.3%
Allergan Plc (a) (b)	12	2,649
Johnson & Johnson (b)	39	4,583
Pfizer Inc. (b)	139	4,715
		11,947
INDUSTRIALS - 19.2%
Boeing Co. (b)	21	2,701
Delta Air Lines Inc. (b)	101	3,967
General Electric Co. (b)	90	2,672
Honeywell International Inc. (b)	44	5,141
Raytheon Co. (b)	34	4,628
Union Pacific Corp. (b)	29	2,858
United Technologies Corp. (b)	27	2,784
		24,751
INFORMATION TECHNOLOGY - 18.7%
Apple Inc. (b)	59	6,704
Cisco Systems Inc. (b)	164	5,189
Intel Corp. (b)	125	4,722
International Business Machines Corp. (b)	18	2,812
QUALCOMM Inc. (b)	68	4,631
		24,058
MATERIALS - 3.3%
Dow Chemical Co. (b)	82	4,260

TELECOMMUNICATION SERVICES - 6.6%
AT&T Inc. (b)	117	4,739
Verizon Communications Inc. (b)	72	3,737
		8,476
UTILITIES - 2.9%
Southern Co. (b)	74	3,771
Total Common Stocks (cost $117,936)		130,127

SHORT TERM INVESTMENTS - 4.8%

Investment Company - 4.8%
JNL Money Market Fund, 0.24% (c) (d)	6,194	6,194
Total Short Term Investments (cost $6,194)		6,194

Total Investments - 105.8% (cost $124,130)		136,321
Other Assets and Liabilities, Net - (5.8%)		(7,519)
Total Net Assets - 100.0%		$128,802

(a)                       Non-income producing security.

(b)                       All or a portion of the security is subject to a written call option.

(c)                        Investment in affiliate.

(d)                       Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2016.

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

September 30, 2016

Schedule of Written Call Options

	Expiration Date	Exercise Price	Contracts	Value
Options on Securities
Allergan Plc	10/21/2016	240.00	80	$(17)
Allergan Plc	11/18/2016	240.00	35	(20)
American Express Co.	01/20/2017	65.00	450	(110)
Apple Inc.	10/21/2016	114.00	413	(60)
Apple Inc.	10/21/2016	105.00	180	(149)
AT&T Inc.	10/21/2016	43.00	1,167	(1)
AutoZone Inc.	12/16/2016	760.00	4	(13)
AutoZone Inc.	12/16/2016	740.00	35	(159)
BlackRock Inc.	10/21/2016	360.00	109	(96)
Boeing Co.	11/18/2016	135.00	205	(48)
Chevron Corp.	10/21/2016	100.00	352	(132)
Cisco Systems Inc.	11/04/2016	31.50	39	(2)
Cisco Systems Inc.	11/18/2016	31.00	1,597	(194)
CVS Health Corp.	01/20/2017	97.50	181	(12)
CVS Health Corp.	01/20/2017	95.00	369	(41)
Delta Air Lines Inc.	10/21/2016	41.00	1,008	(63)
Dow Chemical Co.	12/16/2016	55.00	822	(68)
Ford Motor Co.	12/16/2016	13.00	1,347	(19)
Ford Motor Co.	01/20/2017	12.75	327	(10)
General Electric Co.	10/21/2016	31.00	869	(4)
General Electric Co.	11/18/2016	30.00	33	(2)
General Motors Co.	10/21/2016	32.00	1,065	(53)
Home Depot Inc.	10/28/2016	129.00	385	(76)
Home Depot Inc.	01/20/2017	130.00	24	(10)
Honeywell International Inc.	12/16/2016	120.00	441	(73)
Intel Corp.	10/21/2016	37.00	28	(4)
Intel Corp.	10/21/2016	34.00	1,223	(476)
International Business Machines Corp.	10/21/2016	165.00	55	(8)
International Business Machines Corp.	10/21/2016	160.00	122	(40)
Johnson & Johnson	10/21/2016	118.00	388	(69)
JPMorgan Chase & Co.	10/21/2016	67.50	667	(46)
PepsiCo Inc.	10/21/2016	110.00	526	(34)
Pfizer Inc.	10/21/2016	34.00	31	(1)
Pfizer Inc.	11/18/2016	35.00	1,361	(40)
Qualcomm Inc.	10/21/2016	62.50	514	(319)
Qualcomm Inc.	11/18/2016	65.00	162	(79)
Raytheon Co.	11/18/2016	145.00	332	(16)
Raytheon Co.	11/18/2016	140.00	8	(1)
Southern Co.	11/18/2016	55.00	710	(9)
Southern Co.	11/18/2016	52.50	25	(2)
Time Warner Inc.	10/21/2016	79.00	10	(2)
Time Warner Inc.	10/21/2016	77.50	507	(141)
U.S. Bancorp	10/21/2016	44.00	894	(26)
U.S. Bancorp	10/21/2016	43.00	19	(1)
Union Pacific Corp.	11/18/2016	95.00	293	(135)
United Technologies Corp.	10/21/2016	103.00	3	—
United Technologies Corp.	11/18/2016	110.00	271	(5)
Verizon Communications Inc.	10/21/2016	52.00	13	(1)
Walt Disney Co.	01/20/2017	100.00	272	(22)
Whirlpool Corp.	12/16/2016	200.00	191	(5)
Whirlpool Corp.	12/16/2016	165.00	2	(1)
			20,164	$(2,915)

Summary of Written Call Options

	Contracts	Premiums
Options outstanding at December 31, 2015	22,709	$3,980
Options written during the period	92,117	14,128
Options closed during the period	(80,814)	(13,195)
Options exercised during the period	(1,093)	(156)
Options expired during the period	(12,755)	(1,365)
Options outstanding at September 30, 2016	20,164	$3,392

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2016

JNL/Lazard International Strategic Equity Fund

	Shares/Par †	Value
COMMON STOCKS - 98.0%
AUSTRALIA - 5.4%
Amcor Ltd.	165	$1,921
Caltex Australia Ltd.	74	1,943
James Hardie Industries SE - CDI	81	1,269
		5,133
BELGIUM - 2.7%
Anheuser-Busch InBev NV	19	2,556

BERMUDA - 0.5%
Signet Jewelers Ltd.	6	444

CANADA - 4.1%
Alimentation Couche-Tard Inc.	38	1,863
MacDonald Dettwiler & Associates Ltd. (a)	15	925
Suncor Energy Inc.	40	1,105
		3,893
DENMARK - 3.2%
Carlsberg A/S - Class B	27	2,556
Nets Holdings A/S (b) (e)	22	447
		3,003
FINLAND - 3.9%
Sampo Oyj - Class A	83	3,698

FRANCE - 7.6%
Elior	51	1,164
Faurecia	17	656
Iliad SA	6	1,219
Valeo SA	41	2,379
Vivendi SA	89	1,803
		7,221
GERMANY - 5.0%
Banca Mediolanum SpA	135	894
Fresenius SE & Co. KGaA	16	1,272
GEA Group AG	16	902
Symrise AG	23	1,672
		4,740
HONG KONG - 2.4%
AIA Group Ltd.	333	2,242

IRELAND - 3.4%
CRH Plc	38	1,268
Kerry Group Plc - Class A	19	1,549
Permanent TSB Group Holdings Plc (b)	159	369
		3,186
ISRAEL - 3.2%
Frutarom Industries Ltd.	—	11
Israel Discount Bank Ltd. - Class A (b)	629	1,158
Teva Pharmaceutical Industries Ltd. - ADR	41	1,897
		3,066
ITALY - 1.0%
Mediaset SpA	289	908

JAPAN - 20.2%
AEON Financial Service Co. Ltd.	111	1,947
Asics Corp.	79	1,590
Daiwa House Industry Co. Ltd.	124	3,414
Don Quijote Holdings Co. Ltd.	89	3,261
Fanuc Ltd.	10	1,622
Japan Tobacco Inc.	52	2,147
KDDI Corp.	96	2,968
Makita Corp.	22	1,589
United Arrows Ltd.	23	570
		19,108
NETHERLANDS - 1.2%
Wolters Kluwer NV	27	1,158

NEW ZEALAND - 3.6%
Worldpay Group Plc (e)	299	1,147
Z Energy Ltd.	372	2,275
		3,422
NORWAY - 4.7%
Europris ASA	112	569
Statoil ASA	126	2,109
Telenor ASA	103	1,779
		4,457
SWEDEN - 2.9%
Assa Abloy AB - Class B	79	1,606
Swedbank AB - Class A	48	1,136
		2,742
SWITZERLAND - 2.8%
Actelion Ltd.	10	1,653
Cie Financiere Richemont SA	16	986
		2,639
UNITED KINGDOM - 20.2%
Associated British Foods Plc	26	885
Aon Plc - Class A	28	3,125
British American Tobacco Plc	45	2,854
Compass Group Plc	116	2,251
Diageo Plc	52	1,483
Informa Plc	232	2,138
London Stock Exchange Group Plc	45	1,649
Rentokil Initial Plc	201	576
Shire Plc	44	2,834
Spire Healthcare Group Plc	262	1,343
		19,138
Total Common Stocks (cost $88,201)		92,754

SHORT TERM INVESTMENTS - 2.8%

Investment Company - 1.8%
JNL Money Market Fund, 0.24% (c) (d)	1,650	1,650

Securities Lending Collateral - 1.0%
State Street Navigator Securities Lending Prime Portfolio, 0.47% (d)	960	960
Total Short Term Investments (cost $2,610)		2,610

Total Investments - 100.8% (cost $90,811)		95,364
Other Assets and Liabilities, Net - (0.8%)		(713)
Total Net Assets - 100.0%		$94,651

(a)              All or a portion of the security was on loan.

(b)              Non-income producing security.

(c)               Investment in affiliate.

(d)              Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2016.

(e)               The Sub-Adviser has deemed this security which is exempt from registration under the 1933 Act to be liquid based on procedures approved by the Board.  As of September 30, 2016, the aggregate value of these liquid securities was $1,594 which represented 1.7% of net assets.

See accompanying Notes to Schedules of Investments.

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter-Party	Notional Amount		Value	Unrealized Gain/(Loss)
ILS/USD	10/05/2016	SSB	ILS	39	$10	$—

See accompanying Notes to Schedules of Investments.

JNL/Neuberger Berman Currency Fund

	Shares/Par †	Value
GOVERNMENT AND AGENCY OBLIGATIONS - 46.9%
GOVERNMENT SECURITIES - 46.9%

Federal Farm Credit Bank - 11.0%
Federal Farm Credit Bank
0.54%, 10/19/16 (a) (b)	$7,250	$7,251
0.45%, 11/28/16 (a)	5,000	5,002
0.55%, 01/03/17 (a) (b)	3,000	3,001
4.88%, 01/17/17 (a)	4,250	4,304
0.56%, 04/26/17 (a) (b)	2,850	2,852
0.65%, 05/08/17 (a)	1,630	1,631
		24,041
Federal Home Loan Bank - 12.0%
Federal Home Loan Bank
0.50%, 11/25/16 (a)	12,000	12,005
1.63%, 12/09/16 (a)	4,250	4,260
0.63%, 12/28/16 (a)	1,370	1,371
0.70%, 02/24/17 (a)	3,000	3,003
0.75%, 03/02/17 (a)	2,170	2,174
0.72%, 03/06/17 (a)	2,000	2,002
0.88%, 03/10/17 (a)	1,365	1,367
		26,182
Federal Home Loan Mortgage Corp. - 12.0%
Federal Home Loan Mortgage Corp.
0.88%, 10/14/16 (a)	18,485	18,489
5.13%, 10/18/16 (a)	1,050	1,053
1.00%, 03/08/17 (a)	4,500	4,510
0.67%, 05/30/17 (a)	2,200	2,200
		26,252
Federal National Mortgage Association - 11.9%
Federal National Mortgage Association
0.75%, 03/14/17 (a)	1,850	1,852
1.13%, 04/27/17 (a)	9,367	9,396
5.00%, 05/11/17 (a)	8,324	8,548
5.38%, 06/12/17 (a)	6,000	6,199
		25,995
Total Government and Agency Obligations (cost $102,460)		102,470

SHORT TERM INVESTMENTS - 52.7%

Investment Company - 4.6%
JNL Money Market Fund, 0.24% (c) (d)	10,157	10,157

Treasury Securities - 48.1%
U.S. Treasury Bill
0.23%, 10/06/16	$30,000	29,999
0.21%, 10/13/16	35,000	34,997
0.25%, 10/20/16	40,000	39,994
		104,990
Total Short Term Investments (cost $115,147)		115,147

Total Investments - 99.6% (cost $217,607)		217,617
Other Assets and Liabilities, Net - 0.4%		808
Total Net Assets - 100.0%		$218,425

(a)     This security is a direct debt of the agency and not collateralized by mortgages.

(b)     Variable rate securities. Rate stated was in effect as of September 30, 2016.

(c)     Investment in affiliate.

(d)     Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2016.

See accompanying Notes to Schedules of Investments.

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter-Party	Notional Amount		Value	Unrealized Gain/(Loss)
AUD/USD	11/16/2016	GSC	AUD	2,553	$1,952	$26
AUD/USD	11/16/2016	SSB	AUD	15,224	11,640	126
AUD/USD	11/16/2016	SGB	AUD	31,404	24,011	342
AUD/USD	11/16/2016	RBC	AUD	2,046	1,564	13
AUD/USD	11/16/2016	GSC	AUD	10,018	7,659	(30)
AUD/USD	11/16/2016	SSB	AUD	11,502	8,794	(23)
AUD/USD	11/16/2016	DUB	AUD	10,804	8,260	87
CAD/USD	11/16/2016	GSC	CAD	8,028	6,121	31
CAD/USD	11/16/2016	SSB	CAD	2,665	2,032	5
CAD/USD	11/16/2016	SGB	CAD	80,932	61,708	(117)
CAD/USD	11/16/2016	SSB	CAD	26,282	20,040	(198)
CAD/USD	11/16/2016	DUB	CAD	36,673	27,962	(194)
CHF/USD	11/16/2016	GSC	CHF	4,021	4,150	30
CHF/USD	11/16/2016	SGB	CHF	3,485	3,596	10
CHF/USD	11/16/2016	SSB	CHF	1,753	1,809	(1)
CHF/USD	11/16/2016	SSB	CHF	25,386	26,199	131
EUR/USD	11/16/2016	SGB	EUR	9,478	10,669	25
EUR/USD	11/16/2016	RBC	EUR	14,696	16,543	88
EUR/USD	11/16/2016	SSB	EUR	6,087	6,851	29
EUR/USD	11/16/2016	GSC	EUR	17,939	20,192	97
GBP/USD	11/16/2016	SGB	GBP	9,874	12,809	(244)
GBP/USD	11/16/2016	RBC	GBP	9,728	12,620	(109)
GBP/USD	11/16/2016	GSC	GBP	11,922	15,466	(334)
GBP/USD	11/16/2016	SSB	GBP	7,325	9,502	(178)
JPY/USD	11/16/2016	SGB	JPY	959,717	9,481	16
JPY/USD	11/16/2016	SSB	JPY	92,893	918	(9)
JPY/USD	11/16/2016	RBC	JPY	287,147	2,837	(2)
JPY/USD	11/16/2016	SSB	JPY	1,884,692	18,620	301
JPY/USD	11/16/2016	GSC	JPY	525,329	5,190	33
JPY/USD	11/16/2016	DUB	JPY	359,599	3,553	70
JPY/USD	11/16/2016	RBC	JPY	3,240,765	32,016	629
NOK/USD	11/16/2016	RBC	NOK	76,402	9,559	255
NOK/USD	11/16/2016	SSB	NOK	509,389	63,725	2,329
NOK/USD	11/16/2016	SGB	NOK	209,829	26,250	1,001
NOK/USD	11/16/2016	GSC	NOK	8,110	1,015	38
NZD/USD	11/16/2016	SSB	NZD	14,487	10,530	60
NZD/USD	11/16/2016	SSB	NZD	8,489	6,169	(20)
NZD/USD	11/16/2016	RBC	NZD	9,484	6,894	25
NZD/USD	11/16/2016	GSC	NZD	6,018	4,375	(16)
NZD/USD	11/16/2016	RBC	NZD	32,560	23,667	(226)
SEK/USD	11/16/2016	SGB	SEK	62,772	7,333	5
SEK/USD	11/16/2016	RBC	SEK	89,001	10,397	18
SEK/USD	11/16/2016	RBC	SEK	183,173	21,398	(16)
SEK/USD	11/16/2016	SGB	SEK	92,101	10,759	(79)
SEK/USD	11/16/2016	GSC	SEK	35,180	4,110	(34)
SEK/USD	11/16/2016	SSB	SEK	182,749	21,349	(112)
SEK/USD	11/16/2016	GSC	SEK	301,701	35,245	16
USD/AUD	11/16/2016	SGB	AUD	(7,504)	(5,737)	16
USD/AUD	11/16/2016	RBC	AUD	(25,588)	(19,564)	(175)
USD/AUD	11/16/2016	GSC	AUD	(40,798)	(31,195)	(505)
USD/AUD	11/16/2016	SSB	AUD	(91,659)	(70,080)	(754)
USD/CAD	11/16/2016	SGB	CAD	(7,610)	(5,803)	21
USD/CAD	11/16/2016	RBC	CAD	(25,740)	(19,626)	(140)
USD/CAD	11/16/2016	SSB	CAD	(8,058)	(6,144)	(34)
USD/CAD	11/16/2016	GSC	CAD	(57,701)	(43,995)	114
USD/CAD	11/16/2016	RBC	CAD	(68,587)	(52,295)	73
USD/CHF	11/16/2016	SGB	CHF	(3,149)	(3,250)	4
USD/CHF	11/16/2016	RBC	CHF	(20,289)	(20,938)	(100)
USD/CHF	11/16/2016	SSB	CHF	(1,117)	(1,153)	4
USD/CHF	11/16/2016	SSB	CHF	(1,055)	(1,089)	(1)

See accompanying Notes to Schedules of Investments.

Purchased/ Sold	Settlement Date	Counter-Party	Notional Amount		Value	Unrealized Gain/(Loss)
USD/CHF	11/16/2016	GSC	CHF	(2,874)	$(2,966)	$(4)
USD/CHF	11/16/2016	DUB	CHF	(1,540)	(1,589)	(10)
USD/CHF	11/16/2016	SGB	CHF	(77,558)	(80,042)	(570)
USD/EUR	11/16/2016	SSB	EUR	(19,288)	(21,712)	18
USD/EUR	11/16/2016	GSC	EUR	(3,566)	(4,014)	(20)
USD/EUR	11/16/2016	GSC	EUR	(4,925)	(5,543)	5
USD/EUR	11/16/2016	SGB	EUR	(2,615)	(2,943)	(2)
USD/EUR	11/16/2016	RBC	EUR	(10,477)	(11,793)	27
USD/EUR	11/16/2016	SSB	EUR	(4,107)	(4,623)	(22)
USD/EUR	11/16/2016	DUB	EUR	(1,972)	(2,220)	(4)
USD/GBP	11/16/2016	RBC	GBP	(1,906)	(2,473)	24
USD/GBP	11/16/2016	SGB	GBP	(1,923)	(2,495)	59
USD/GBP	11/16/2016	DUB	GBP	(4,816)	(6,247)	184
USD/GBP	11/16/2016	SSB	GBP	(2,340)	(3,036)	82
USD/JPY	11/16/2016	RBC	JPY	(234,001)	(2,312)	20
USD/JPY	11/16/2016	SSB	JPY	(3,237,532)	(31,984)	(595)
USD/JPY	11/16/2016	SGB	JPY	(4,140,355)	(40,903)	(688)
USD/JPY	11/16/2016	GSC	JPY	(532,523)	(5,261)	—
USD/JPY	11/16/2016	GSC	JPY	(667,877)	(6,598)	(128)
USD/NOK	11/16/2016	SGB	NOK	(41,199)	(5,154)	(32)
USD/NOK	11/16/2016	SSB	NOK	(145,140)	(18,157)	(304)
USD/NOK	11/16/2016	GSC	NOK	(59,221)	(7,409)	(295)
USD/NOK	11/16/2016	RBC	NOK	(8,217)	(1,028)	(24)
USD/NOK	11/16/2016	DUB	NOK	(55,556)	(6,950)	(247)
USD/NZD	11/16/2016	SGB	NZD	(79,281)	(57,626)	88
USD/NZD	11/16/2016	RBC	NZD	(2,166)	(1,574)	9
USD/NZD	11/16/2016	GSC	NZD	(2,050)	(1,490)	8
USD/NZD	11/16/2016	SSB	NZD	(20,654)	(15,013)	202
USD/NZD	11/16/2016	GSC	NZD	(511)	(371)	—
USD/NZD	11/16/2016	SSB	NZD	(8,219)	(5,974)	(12)
USD/NZD	11/16/2016	DUB	NZD	(16,246)	(11,809)	62
USD/SEK	11/16/2016	SSB	SEK	(34,515)	(4,032)	49
USD/SEK	11/16/2016	GSC	SEK	(26,266)	(3,068)	30
USD/SEK	11/16/2016	RBC	SEK	(47,638)	(5,565)	97
USD/SEK	11/16/2016	SGB	SEK	(138,467)	(16,176)	15
USD/SEK	11/16/2016	DUB	SEK	(74,179)	(8,666)	47
					$(32,146)	$486

See accompanying Notes to Schedules of Investments.

JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (a)

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 20.0%
Ally Auto Receivables Trust, 0.92%, 02/15/18	$342	$342
BMW Vehicle Owner Trust, 0.99%, 03/26/18	430	430
Capital One Multi-Asset Execution Trust, 0.60%, 02/15/17 (b)	1,000	1,000
Chase Issuance Trust, 0.79%, 05/15/17 (b)	1,000	1,001
Navient Student Loan Trust
0.78%, 12/25/16 (b)	69	69
0.81%, 12/26/16 (b)	309	309
Penarth Master Issuer Plc, 0.93%, 05/18/17 (b) (c)	1,055	1,054
USAA Auto Owner Trust, 0.82%, 01/17/17	610	610
Total Non-U.S. Government Agency Asset- Backed Securities (cost $4,815)		4,815

CORPORATE BONDS AND NOTES - 52.1%
CONSUMER DISCRETIONARY - 1.2%
NBCUniversal Enterprise Inc., 1.37%, 04/15/18 (b) (c)	275	277

CONSUMER STAPLES - 1.0%
CVS Caremark Corp., 1.20%, 12/05/16	250	250

ENERGY - 5.1%
Chevron Corp., 1.32%, 05/16/18 (b)	385	387
Shell International Finance BV, 1.13%, 05/10/17 (b)	840	841
		1,228
FINANCIALS - 21.3%
Anheuser-Busch InBev Finance Inc., 0.92%, 01/27/17 (b)	350	350
Bank of America NA, 1.29%, 11/14/16 (b)	500	500
Berkshire Hathaway Finance Corp., 1.54%, 03/15/19 (b)	240	243
ERAC USA Finance LLC, 6.20%, 11/01/16 (c)	435	437
Fifth Third Bank, 1.15%, 11/18/16	200	200
General Electric Capital Corp., 3.35%, 10/17/16	175	175
Goldman Sachs Group Inc., 1.46%, 06/04/17 (b)	200	200
JPMorgan Chase & Co., 1.34%, 02/15/17 (b)	480	481
Mizuho Bank Ltd., 1.31%, 09/25/17 (b) (c)	625	624
Morgan Stanley, 1.56%, 01/24/19 (b)	370	372
Simon Property Group LP, 2.80%, 01/30/17	225	225
Toyota Motor Credit Corp.
1.04%, 04/06/18 (b)	345	346
1.63%, 02/19/19 (b)	185	187
Wells Fargo & Co., 1.10%, 09/08/17 (b)	800	799
		5,139
HEALTH CARE - 9.9%
Bayer US Finance LLC, 0.91%, 10/07/16 (b) (c)	740	740
Johnson & Johnson, 1.11%, 03/01/19 (b)	160	161
Medtronic Inc., 0.92%, 02/27/17 (b)	500	500
Teva Pharmaceutical Finance Co. BV, 2.40%, 11/10/16	280	280
UnitedHealth Group Inc., 1.13%, 01/17/17 (b)	695	696
		2,377
INDUSTRIALS - 3.0%
Rockwell Collins Inc., 1.20%, 12/15/16 (b)	720	720

INFORMATION TECHNOLOGY - 4.1%
Apple Inc., 1.64%, 02/22/19 (b)	475	482
Oracle Corp., 0.86%, 07/07/17 (b)	500	501
		983
TELECOMMUNICATION SERVICES - 1.0%
AT&T Inc., 1.70%, 06/01/17	250	251

UTILITIES - 5.5%
Duke Energy Progress LLC
1.04%, 03/06/17 (b)	105	105
1.01%, 11/20/17 (b)	210	210
Electricite de France SA, 1.16%, 01/20/17 (b) (c)	750	751
PECO Energy Co., 1.20%, 10/15/16	250	250
		1,316
Total Corporate Bonds and Notes (cost $12,526)		12,541

SHORT TERM INVESTMENTS - 18.5%
Investment Company - 6.3%
JNL Money Market Fund, 0.24% (d) (e)	1,514	1,514

Treasury Securities - 12.2%
U.S. Treasury Bill
0.23%, 10/06/16	$750	750
0.42%, 03/30/17 (f)	2,200	2,195
		2,945
Total Short Term Investments (cost $4,459)		4,459

Total Investments - 90.6% (cost $21,800)		21,815
Other Assets and Liabilities, Net - 9.4%		2,263
Total Net Assets - 100.0%		$24,078

(a)     Consolidated Schedule of Investments.

(b)     Variable rate securities. Rate stated was in effect as of September 30, 2016.

(c)     The Sub-Adviser has deemed this security which is exempt from registration under the 1933 Act to be liquid based on procedures approved by the Board.  As of September 30, 2016, the aggregate value of these liquid securities was $3,882 which represented 16.1% of net assets.

(d)     Investment in affiliate.

(e)     Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2016.

(f)     All or a portion of the security is pledged as collateral.

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

September 30, 2016

Schedule of Open Futures Contracts

	Expiration	Contracts Long	Unrealized Appreciation / (Depreciation)
Brent Crude Oil Future	January 2017	31	$54
Cocoa Future	December 2016	14	(14)
Coffee ‘C’ Future	December 2016	4	11
Copper Future	December 2016	21	2
Corn Future	December 2016	113	(361)
Cotton No. 2 Future	December 2016	17	37
Feeder Cattle Future	November 2016	8	(67)
Gold 100 oz. Future	December 2016	14	116
KCBT Wheat Future	December 2016	41	(136)
Lean Hogs Future	December 2016	31	(144)
Live Cattle Future	December 2016	12	(59)
LME Aluminum Future	December 2016	12	15
LME Lead Future	December 2016	18	110
LME Nickel Future	December 2016	16	74
LME Zinc Future	December 2016	15	25
Low Sulphur Gas Oil Future	December 2016	18	27
Natural Gas Future	December 2016	19	(8)
NY Harbor ULSD Future	December 2016	24	57
Platinum Future	January 2017	24	(37)
RBOB Gasoline Future	December 2016	27	112
Silver Future	December 2016	10	139
Soybean Future	November 2016	14	(69)
Soybean Meal Future	January 2017	28	(21)
Soybean Oil Future	January 2017	24	7
Sugar #11 (World Markets) Future	March 2017	16	68
Wheat Future	December 2016	36	(176)
WTI Crude Oil Future	December 2016	28	43
			$(195)

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2016

JNL/Nicholas Convertible Arbitrage Fund

	Shares/Par †	Value
PREFERRED STOCKS - 8.8%

CONSUMER STAPLES - 1.1%
Post Holdings Inc., 5.25%, 06/01/17 (a)	31	$4,264

ENERGY - 1.4%
Hess Corp., 8.00%, 02/01/19 (a)	27	1,768
WPX Energy Inc., 6.25%, 07/31/18 (a) (b)	64	3,994
		5,762
HEALTH CARE - 4.9%
Allergan Plc, 5.50%, 03/01/18 (a)	16	13,450
Teva Pharmaceutical Industries Ltd., 7.00%, 12/15/18 (a)	7	5,779
		19,229
INFORMATION TECHNOLOGY - 0.5%
Belden Inc., 6.75%, 07/15/19 (a)	19	1,911

TELECOMMUNICATION SERVICES - 0.9%
T-Mobile US Inc., 5.50%, 12/15/17 (a)	45	3,484
Total Preferred Stocks (cost $37,875)		34,650

INVESTMENT COMPANIES - 0.7%
iShares TIPS Bond ETF	22	2,553
Total Investment Companies (cost $2,404)		2,553

CORPORATE BONDS AND NOTES - 88.8%

CONSUMER DISCRETIONARY - 9.5%
Ctrip.com International Ltd., 1.25%, 09/15/22 (a) (c)	$7,015	7,046
Liberty Interactive LLC, 1.75%, 09/30/46 (a) (c)	9,185	9,702
Liberty Media Corp.
1.38%, 10/15/23 (a)	4,080	4,253
2.25%, 09/30/46 (a) (c)	3,910	4,059
Priceline.com Inc., 1.00%, 03/15/18 (a)	4,460	7,058
Ryland Group Inc., 1.63%, 05/15/18 (a)	4,605	5,512
		37,630
ENERGY - 6.2%
Cheniere Energy Inc., 4.25%, 03/15/45 (a) (d)	8,085	5,129
Oasis Petroleum Inc., 2.63%, 09/15/23 (a)	2,920	3,294
PDC Energy Inc., 1.13%, 09/15/21 (a)	2,810	2,985
Scorpio Tankers Inc., 2.38%, 07/01/19 (a) (c)	8,065	6,407
SM Energy Co., 1.50%, 07/01/21 (a)	2,880	3,456
Weatherford International Ltd., 5.88%, 07/01/21 (a)	2,700	3,029
		24,300
FINANCIALS - 6.8%
Blackstone Mortgage Trust Inc., 5.25%, 12/01/18 (a) (d)	2,400	2,637
Encore Capital Group Inc., 3.00%, 07/01/20 (a)	2,675	2,224
Fidelity National Financial Inc., 4.25%, 08/15/18 (a)	1,010	2,076
MGIC Investment Corp.
2.00%, 04/01/20 (a)	1,640	2,069
9.00%, 04/01/63 (a) (c)	1,680	2,076
Portfolio Recovery Associates Inc., 3.00%, 08/01/20 (a)	8,760	7,878
RWT Holdings Inc., 5.63%, 11/15/19 (a)	2,850	2,886
Starwood Property Trust Inc., 4.55%, 03/01/18 (a)	4,510	4,944
		26,790
HEALTH CARE - 17.0%
BioMarin Pharmaceutical Inc.
0.75%, 10/15/18 (a)	1,560	1,871
1.50%, 10/15/20 (a) (d)	5,090	6,347
Endologix Inc., 3.25%, 11/01/20 (a)	1,450	1,920
Hologic Inc., 0.00%, 12/15/43 (a) (b) (d)	5,140	6,303
Horizon Pharma Investment Ltd., 2.50%, 03/15/22 (a) (d)	8,420	8,141
Incyte Corp., 1.25%, 11/15/20 (a)	2,200	4,256
Insulet Corp., 1.25%, 09/15/21 (a)	2,400	2,362
Jazz Investments I Ltd., 1.88%, 08/15/21 (a)	5,205	5,277
Medicines Co., 2.50%, 01/15/22 (a)	6,020	7,792
Nevro Corp., 1.75%, 06/01/21 (a)	4,650	6,054
NuVasive Inc., 2.25%, 03/15/21 (a) (c)	8,410	10,639
Repligen Corp., 2.13%, 06/01/21 (a)	1,900	2,162
Spectranetics Corp., 2.63%, 06/01/34 (a)	3,935	4,134
		67,258
INDUSTRIALS - 4.7%
Dycom Industries Inc., 0.75%, 09/15/21 (a)	9,135	9,957
Echo Global Logistics Inc., 2.50%, 05/01/20 (a) (d)	5,830	5,487
Trinity Industries Inc., 3.88%, 06/01/36 (a)	2,500	2,988
		18,432
INFORMATION TECHNOLOGY - 43.1%
Blackhawk Network Holdings Inc., 1.50%, 01/15/22 (a) (c) (d)	2,920	2,781
CalAmp Corp., 1.63%, 05/15/20 (a) (d)	3,145	2,909
Ciena Corp., 3.75%, 10/15/18 (a) (c) (d)	8,335	10,544
CSG Systems International Inc., 4.25%, 03/15/36 (a) (c)	5,000	5,453
Electronics For Imaging Inc., 0.75%, 09/01/19 (a) (d)	6,440	7,124
Envestnet Inc., 1.75%, 12/15/19 (a) (d)	3,125	2,984
Euronet Worldwide Inc., 1.50%, 10/01/44 (a) (d)	4,710	5,929
Inphi Corp., 1.13%, 12/01/20 (a) (c) (d)	3,860	4,909
Integrated Device Technology Inc., 0.88%, 11/15/22 (a) (c)	3,160	3,192
Intel Corp., 2.95%, 12/15/35 (a) (e)	2,895	3,997
j2 Global Inc., 3.25%, 06/15/29 (a) (d)	6,575	7,606
Lam Research Corp., 1.25%, 05/15/18 (a)	2,595	4,131
LinkedIn Corp., 0.50%, 11/01/19 (a)	7,670	7,598
Mentor Graphics Corp., 4.00%, 04/01/31 (a)	3,895	5,207
MercadoLibre Inc., 2.25%, 07/01/19 (a)	3,360	5,240
Microchip Technology Inc., 1.63%, 02/15/25 (a)	8,515	10,857
Micron Technology Inc., 1.63%, 02/15/33 (a)	4,500	7,639
Nuance Communications Inc., 1.00%, 12/15/35 (a) (c)	7,975	6,938
NXP Semiconductors NV, 1.00%, 12/01/19 (a)	10,060	11,846
Palo Alto Networks Inc., 0.00%, 07/01/19 (a) (f)	3,765	5,739
Proofpoint Inc.
1.25%, 12/15/18 (a)	2,985	5,761
0.75%, 06/15/20 (a)	5,570	6,440
Salesforce.com Inc., 0.25%, 04/01/18 (a)	7,390	8,836
SunPower Corp., 4.00%, 01/15/23 (a) (c)	10,555	8,035
Synchronoss Technologies Inc., 0.75%, 08/15/19 (a)	7,745	8,176
Workday Inc., 0.75%, 07/15/18 (a)	3,750	4,615
Yahoo! Inc., 0.00%, 12/01/18 (a) (f)	5,795	5,933
		170,419
MATERIALS - 1.5%
RTI International Metals Inc., 1.63%, 10/15/19 (a)	5,710	6,088
Total Corporate Bonds and Notes (cost $335,416)		350,917

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value

SHORT TERM INVESTMENTS - 3.2%
Investment Company - 3.2%
JNL Money Market Fund, 0.24% (g) (h)	12,719	12,719
Total Short Term Investments (cost $12,719)		12,719

Total Investments - 101.5% (cost $388,414)		400,839
Total Securities Sold Short - (42.9%) (proceeds $165,002)		(169,531)
Other Assets and Liabilities, Net - 41.4%		163,738
Total Net Assets - 100.0%		$395,046

SECURITIES SOLD SHORT - 42.9%
COMMON STOCKS - 41.9%
CONSUMER DISCRETIONARY - 4.1%
CalAtlantic Group Inc.	73	$2,450
Charter Communications Inc. - Class A	13	3,634
Ctrip.com International Ltd. - ADR	43	2,015
Priceline Group Inc.	4	5,555
Sirius XM Holdings Inc.	350	1,461
Time Warner Inc.	15	1,194
		16,309
CONSUMER STAPLES - 0.8%
Post Holdings Inc.	41	3,141

ENERGY - 3.1%
Cheniere Energy Inc.	27	1,160
Hess Corp.	24	1,265
Oasis Petroleum Inc.	160	1,829
PDC Energy Inc.	16	1,093
Scorpio Tankers Inc.	291	1,349
SM Energy Co.	43	1,647
Weatherford International Plc	244	1,372
WPX Energy Inc.	206	2,711
		12,426
FINANCIALS - 1.8%
Blackstone Mortgage Trust Inc. - Class A	17	495
Encore Capital Group Inc.	35	789
Fidelity National Financial Inc.	47	1,746
MGIC Investment Corp.	152	1,215
PRA Group Inc.	57	1,971
Redwood Trust Inc.	28	392
Starwood Property Trust Inc.	32	711
		7,319
HEALTH CARE - 10.4%
Allergan Plc	26	6,051
BioMarin Pharmaceutical Inc.	40	3,735
Endologix Inc.	91	1,162
Hologic Inc.	36	1,396
Horizon Pharma Plc	181	3,286
Incyte Corp.	34	3,206
Insulet Corp.	19	786
Jazz Pharmaceuticals Plc	11	1,390
Medicines Co.	117	4,414
Nevro Corp.	31	3,273
NuVasive Inc.	90	5,977
Repligen Corp.	40	1,215
Spectranetics Corp.	76	1,902
Teva Pharmaceutical Industries Ltd. - ADR	69	3,161
		40,954
INDUSTRIALS - 1.7%
Dycom Industries Inc.	51	4,196
Echo Global Logistics Inc.	60	1,374
Trinity Industries Inc.	50	1,199
		6,769
INFORMATION TECHNOLOGY - 19.0%
Alibaba Group Holding Ltd. - ADR	4	413
Belden Inc.	16	1,069
Blackhawk Network Holdings Inc.	32	959
CalAmp Corp.	62	862
Ciena Corp.	207	4,505
CSG Systems International Inc.	38	1,552
Electronics for Imaging Inc.	49	2,397
Envestnet Inc.	15	551
Euronet Worldwide Inc.	38	3,126
Inphi Corp.	58	2,509
Integrated Device Technology Inc.	43	993
Intel Corp.	60	2,254
j2 Global Inc.	47	3,161
Lam Research Corp.	33	3,097
Mentor Graphics Corp.	167	4,406
MercadoLibre Inc.	19	3,477
Microchip Technology Inc.	117	7,262
Micron Technology Inc.	277	4,920
Nuance Communications Inc.	146	2,124
NXP Semiconductors NV	44	4,490
Palo Alto Networks Inc.	23	3,699
Proofpoint Inc.	81	6,064
Salesforce.com Inc.	62	4,408
SunPower Corp.	190	1,696
Synchronoss Technologies Inc.	47	1,939
Workday Inc. - Class A	28	2,601
Yahoo! Inc.	9	392
		74,926
MATERIALS - 0.4%
Alcoa Inc.	139	1,410

TELECOMMUNICATION SERVICES - 0.6%
T-Mobile US Inc.	49	2,303
Total Common Stocks (proceeds $161,158)		165,557

INVESTMENT COMPANIES - 1.0%
iShares 1-3 Year Treasury Bond ETF	23	1,933
iShares 7-10 Year Treasury Bond Fund ETF	18	2,041
Total Investment Companies (proceeds $3,844)		3,974
Total Securities Sold Short - 42.9% (proceeds $165,002)		$169,531

(a)              Convertible security.

(b)              Security is a “step-up” bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2016.

(c)               The Sub-Adviser has deemed this security which is exempt from registration under the 1933 Act to be liquid based on procedures approved by the Board.  As of September 30, 2016, the aggregate value of these liquid securities was $81,780 which represented 20.7% of net assets

(d)              All or a portion of the security is pledged or segregated as collateral.

(e)               Variable rate securities. Rate stated was in effect as of September 30, 2016.

(f)                Security issued with a zero coupon. Income is recognized through the accretion of discount.

(g)               Investment in affiliate.

(h)              Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2016.

See accompanying Notes to Schedules of Investments.

JNL/PIMCO Credit Income Fund

	Shares/Par †	Value

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 1.9%
Air Canada Pass-Through Trust, 4.13%, 05/15/25 (a) (b)	$88	$93
American Airlines Pass-Through Trust
5.25%, 01/31/21	36	39
3.38%, 05/01/27	286	294
3.20%, 06/15/28	200	205
Asset Backed Funding Corp. Trust REMIC, 0.67%, 10/25/36 (c)	150	126
Asset Backed Securities Corp. Home Equity Loan Trust REMIC, 1.47%, 09/25/34 (c)	56	53
Banc of America Alternative Loan Trust REMIC, 5.75%, 11/25/35	72	67
Centex Home Equity Loan Trust REMIC, 1.46%, 09/25/34 (c)	51	46
Citigroup Mortgage Loan Trust Inc. REMIC
0.67%, 12/25/36 (c)	239	220
4.96%, 09/25/37 (c)	48	44
Continental Airlines Inc. Pass-Through Trust
7.25%, 11/10/19	48	55
5.50%, 10/29/20	154	162
Countrywide Asset-Backed Certificates REMIC
1.25%, 07/25/34 (c)	97	92
1.38%, 08/25/34 (c)	51	48
0.67%, 07/25/35 (c)	123	89
0.77%, 03/25/36 (c)	60	48
CVS Pass-Through Trust, 7.51%, 01/10/32 (d)	59	75
CWABS Asset-Backed Certificates Trust REMIC, 0.68%, 04/25/33 (c)	67	65
First Franklin Mortgage Loan Trust REMIC, 1.95%, 10/25/34 (c)	50	43
GTP Acquisition Partners I LLC, 3.48%, 06/16/25 (a) (b)	300	313
HomeBanc Mortgage Trust REMIC, 0.80%, 10/25/35 (c)	25	23
HSI Asset Securitization Corp. Trust REMIC, 0.89%, 12/25/35 (c)	100	87
JPMorgan Mortgage Acquisition Trust REMIC, 0.80%, 07/25/36 (c)	300	220
LCM IX Ltd., 1.87%, 07/14/22 (c) (d)	31	31
Lehman XS Trust REMIC, 5.17%, 08/25/35	47	44
Morgan Stanley Home Equity Loan Trust REMIC, 0.63%, 04/25/37 (c)	15	9
Northwest Airlines Pass-Through Trust, 6.26%, 05/20/23	71	77
OMX Timber Finance Investments I LLC, 5.42%, 01/29/20 (a) (b)	300	336
Park Place Securities Inc. Asset-Backed Pass-Through Certificates REMIC, 1.52%, 09/25/34 (c)	98	93
Race Point CLO Ltd., 2.15%, 12/15/22 (c) (d)	139	139
RALI Trust REMIC
6.00%, 12/25/35	99	86
6.00%, 02/25/37	107	86
RAMP Trust REMIC, 0.76%, 12/25/35 (c)	277	206
RASC Trust REMIC, 0.69%, 09/25/36 (c)	257	231
Renaissance Home Equity Loan Trust REMIC, 7.24%, 09/25/37 (c)	183	111
SBA Tower Trust REMIC, 3.60%, 04/16/18 (a) (b)	100	100
SLM Private Credit Student Loan Trust REMIC, 1.03%, 09/15/17 (c)	37	37
Soundview Home Loan Trust REMIC, 0.70%, 06/25/36 (c)	92	85
Spirit Airlines Pass-Through Trust, 4.10%, 04/01/28	1,000	1,020
United Airlines Pass-Through Trust
9.75%, 01/15/17	23	24
3.75%, 09/03/26	94	99
3.45%, 07/07/28	1,000	1,043
3.10%, 10/07/28	1,000	1,008
US Airways Pass-Through Trust
5.38%, 11/15/21	136	141
3.95%, 11/15/25	87	92
Virgin Australia Trust, 5.00%, 10/23/23 (d)	64	66
Total Non-U.S. Government Agency Asset- Backed Securities (cost $7,501)		7,671

CORPORATE BONDS AND NOTES - 72.0%
CONSUMER DISCRETIONARY - 4.7%
Altice SA, 7.75%, 05/15/22 (d)	200	213
Amazon.com Inc.
2.60%, 12/05/19	100	104
3.30%, 12/05/21	100	107
3.80%, 12/05/24	100	111
AMC Networks Inc., 5.00%, 04/01/24	200	201
Bacardi Ltd., 2.75%, 07/15/26 (d)	300	298
CBS Corp., 2.90%, 01/15/27	100	98
Charter Communications Operating LLC
4.46%, 07/23/22 (d)	500	540
4.91%, 07/23/25 (d)	1,875	2,070
6.38%, 10/23/35 (d)	538	635
6.48%, 10/23/45 (d)	300	364
Comcast Corp.
6.50%, 01/15/17	50	51
4.60%, 08/15/45	400	463
3.40%, 07/15/46	1,200	1,167
COX Communications Inc.
3.85%, 02/01/25 (d)	500	516
8.38%, 03/01/39 (d)	100	130
D.R. Horton Inc.
3.63%, 02/15/18	100	102
3.75%, 03/01/19	100	104
Delphi Automotive Plc
3.15%, 11/19/20	500	518
4.25%, 01/15/26	200	218
Discovery Communications LLC, 3.45%, 03/15/25	100	99
DISH DBS Corp., 6.75%, 06/01/21	1,100	1,185
Globo Comunicacao e Participacoes SA, 4.88%, 04/11/22 (d)	200	207
Home Depot Inc., 2.63%, 06/01/22	100	104
Massachusetts Institute of Technology, 4.68%, 07/01/14	200	236
MCE Finance Ltd., 5.00%, 02/15/21 (d)	600	603
MGM Resorts International, 6.00%, 03/15/23 (e)	1,000	1,085
Newell Rubbermaid Inc., 3.85%, 04/01/23 (f)	200	213
Nissan Motor Acceptance Corp., 2.65%, 09/26/18 (a) (b)	100	102
Omnicom Group Inc., 3.60%, 04/15/26	100	106
Pearson Funding Five Plc, 3.25%, 05/08/23 (d)	200	196
QVC Inc.
4.38%, 03/15/23	500	502
4.45%, 02/15/25	1,000	990
Schaeffler Finance BV, 3.25%, 05/15/25, EUR	100	121
Time Warner Cable Inc.
5.85%, 05/01/17	100	102
6.75%, 07/01/18	100	109
8.25%, 04/01/19	300	345

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	100	136
Toll Brothers Finance Corp., 4.00%, 12/31/18	150	155
Viacom Inc.
3.45%, 10/04/26	400	400
5.85%, 09/01/43	850	961
Wyndham Worldwide Corp., 5.63%, 03/01/21	300	337
Wynn Las Vegas LLC, 4.25%, 05/30/23 (d) (e)	1,050	1,008
Wynn Macau Ltd., 5.25%, 10/15/21 (d) (e)	1,800	1,818
		19,130
CONSUMER STAPLES - 1.2%
Altria Group Inc., 9.25%, 08/06/19 (f)	12	15
Constellation Brands Inc., 4.75%, 12/01/25	1,000	1,083
CVS Health Corp., 2.13%, 06/01/21	400	404
Heineken NV, 3.40%, 04/01/22 (d)	400	427
JM Smucker Co.
3.00%, 03/15/22	100	105
3.50%, 03/15/25	100	107
Kellogg Co., 3.25%, 04/01/26	100	104
Kraft Heinz Foods Co., 3.50%, 07/15/22	200	212
Philip Morris International Inc., 2.13%, 05/10/23	1,500	1,497
Post Holdings Inc., 5.00%, 08/15/26 (d)	200	199
Sysco Corp., 2.50%, 07/15/21	200	204
Tyson Foods Inc., 4.50%, 06/15/22	50	56
Walgreens Boots Alliance Inc., 2.60%, 06/01/21	400	409
Whole Foods Market Inc., 5.20%, 12/03/25 (d)	100	109
		4,931
ENERGY - 8.7%
BG Energy Capital Plc, 4.00%, 10/15/21 (d)	125	137
Blue Racer Midstream LLC, 6.13%, 11/15/22 (d)	200	195
BP AMI Leasing Inc., 5.52%, 05/08/19 (a) (b)	125	137
California Resources Corp., 8.00%, 12/15/22 (d)	154	102
Cheniere Corpus Christi Holdings LLC, 7.00%, 06/30/24 (d)	650	702
Cimarex Energy Co.
5.88%, 05/01/22	500	524
4.38%, 06/01/24	475	496
CNPC General Capital Ltd., 1.95%, 04/16/18 (d)	500	501
Continental Resources Inc.
4.50%, 04/15/23	200	192
3.80%, 06/01/24 (e)	100	91
El Paso LLC
7.25%, 06/01/18	700	756
6.50%, 09/15/20	200	224
El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/01/21	300	327
Energy Transfer Partners LP
4.65%, 06/01/21	500	532
3.60%, 02/01/23	400	394
4.90%, 03/15/35	554	512
6.05%, 06/01/41	100	101
6.50%, 02/01/42	100	105
EnLink Midstream Partners LP, 4.85%, 07/15/26	600	604
Enterprise Products Operating LLC
3.90%, 02/15/24	100	105
3.75%, 02/15/25	400	415
3.70%, 02/15/26	1,000	1,030
3.95%, 02/15/27 (e)	500	523
5.70%, 02/15/42	100	114
4.45%, 02/15/43	700	687
EQT Midstream Partners LP, 4.00%, 08/01/24	300	295
Gazprom OAO Via Gaz Capital SA
8.15%, 04/11/18 (d)	100	108
6.00%, 01/23/21 (d)	200	217
Genesis Energy LP
6.75%, 08/01/22	700	721
5.63%, 06/15/24	400	392
Gulfport Energy Corp., 7.75%, 11/01/20	200	208
Halliburton Co., 3.80%, 11/15/25	100	103
Harvest Operations Corp., 2.33%, 04/14/21 (a) (b)	31	31
Hess Corp., 7.30%, 08/15/31	100	119
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	500	526
3.50%, 03/01/21	850	878
3.45%, 02/15/23	500	499
4.30%, 05/01/24 (e)	300	310
6.95%, 01/15/38	700	796
Kinder Morgan Inc., 5.30%, 12/01/34	100	100
Occidental Petroleum Corp., 4.40%, 04/15/46	550	609
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 06/30/22 (d)	225	69
ONEOK Partners LP
3.38%, 10/01/22	1,300	1,312
6.85%, 10/15/37	200	230
Petrofac Ltd., 3.40%, 10/10/18 (a) (b)	100	101
Petroleos Mexicanos
3.50%, 07/18/18	1,600	1,637
8.00%, 05/03/19	400	451
4.88%, 01/24/22	1,100	1,119
Pioneer Natural Resources Co.
6.88%, 05/01/18	50	54
7.50%, 01/15/20	100	116
3.45%, 01/15/21	1,400	1,456
3.95%, 07/15/22	400	426
Plains All American Pipeline LP
8.75%, 05/01/19	300	346
2.60%, 12/15/19	200	202
2.85%, 01/31/23	100	95
4.65%, 10/15/25 (e)	900	936
Plains Exploration & Production Co., 6.63%, 05/01/21	300	307
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.84%, 09/30/27 (d)	250	292
Regency Energy Partners LP
5.75%, 09/01/20	200	217
5.88%, 03/01/22	1,000	1,102
5.00%, 10/01/22	200	211
Rockies Express Pipeline LLC, 5.63%, 04/15/20 (d)	500	527
Rosneft Finance SA, 7.88%, 03/13/18	200	213
Sabine Pass Liquefaction LLC
5.63%, 04/15/23	400	427
5.75%, 05/15/24	300	323
5.63%, 03/01/25 (e)	425	457
5.88%, 06/30/26 (d)	500	543
Sinopec Group Overseas Development Ltd., 1.75%, 09/29/19 (a) (b)	500	497
Southwestern Energy Co.
5.80%, 01/23/20 (g)	100	100
4.10%, 03/15/22	50	45
Spectra Energy Partners LP
4.75%, 03/15/24	900	989
3.50%, 03/15/25	350	354
Statoil ASA, 2.45%, 01/17/23	1,900	1,938
Transocean Inc., 9.00%, 07/15/23 (d) (e)	600	583
Western Gas Partners LP
2.60%, 08/15/18	100	100
4.00%, 07/01/22	100	102

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
3.95%, 06/01/25	300	296
4.65%, 07/01/26	1,200	1,243
Williams Partners LP
3.60%, 03/15/22	300	305
3.35%, 08/15/22	300	297
4.50%, 11/15/23	100	104
Woodside Finance Ltd., 3.65%, 03/05/25 (d)	200	202
		35,742
FINANCIALS - 34.6%
ABN AMRO Bank NV, 4.75%, 07/28/25	1,000	1,050
Ace INA Holdings Inc., 3.35%, 05/03/26	1,575	1,687
AerCap Ireland Capital Ltd.
3.75%, 05/15/19	300	306
4.63%, 10/30/20	200	210
4.50%, 05/15/21	1,000	1,046
5.00%, 10/01/21	600	641
3.95%, 02/01/22	400	410
Air Liquide Finance SA, 2.25%, 09/27/23 (a) (b)	1,900	1,904
Altice Financing SA, 6.63%, 02/15/23 (d)	300	308
Amcor Finance USA Inc., 3.63%, 04/28/26 (d)	400	413
American Express Co., 4.90%, (callable at 100 beginning 03/15/20) (h)	300	296
American Financial Group Inc., 3.50%, 08/15/26	100	100
American Honda Finance Corp., 2.30%, 09/09/26 (e)	500	499
American International Group Inc.
3.90%, 04/01/26	1,325	1,403
4.38%, 01/15/55	400	381
Anheuser-Busch InBev Finance Inc., 3.65%, 02/01/26	3,350	3,587
Asciano Finance Ltd., 5.00%, 04/07/18 (a) (b)	900	931
Banco Bilbao Vizcaya Argentaria SA
6.75%, (callable at 100 beginning 02/18/20) (h), EUR	400	416
8.87%, (callable at 100 beginning 04/14/21) (h), EUR	1,600	1,887
Banco de Credito e Inversiones, 3.00%, 09/13/17 (d)	200	203
Banco Espirito Santo SA, 5.00%, 05/23/19, EUR	100	79
Banco Santander Brasil SA, 4.63%, 02/13/17 (d)	600	604
Banco Santander SA, 6.25%, (callable at 100 beginning 09/11/21) (h), EUR	400	402
Bank of America Corp.
0.00%, 01/04/17 (i)	500	498
2.65%, 04/01/19	100	102
2.25%, 04/21/20	300	302
4.10%, 07/24/23	1,475	1,597
3.88%, 08/01/25	600	641
3.50%, 04/19/26 (e)	1,300	1,352
Bank of America NA
1.25%, 02/14/17	250	250
1.21%, 05/08/17 (c)	250	250
Bank of New York Mellon Corp.
4.63%, (callable at 100 beginning 09/20/26) (h)	700	690
2.30%, 09/11/19	400	409
3.00%, 02/24/25	500	521
2.80%, 05/04/26	1,800	1,848
Barclays Bank Plc
14.00%, (callable at 100 beginning 06/15/19) (h), GBP	200	324
7.63%, 11/21/22	2,200	2,444
7.75%, 04/10/23 (c)	775	812
Barclays Plc
6.50%, (callable at 100 beginning 09/15/19) (h), EUR	200	210
5.20%, 05/12/26	600	618
BAT International Finance Plc, 2.75%, 06/15/20 (d)	200	207
Berkshire Hathaway Inc., 3.13%, 03/15/26	1,000	1,053
BGC Partners Inc.
5.38%, 12/09/19	225	239
5.13%, 05/27/21 (d)	1,100	1,152
Blackstone Holdings Finance Co. LLC, 5.00%, 06/15/44 (d)	300	329
BNP Paribas SA
7.37%, (callable at 100 beginning 08/19/25) (d) (h)	300	299
7.37%, (callable at 100 beginning 08/19/25) (h)	500	499
7.63%, (callable at 100 beginning 03/30/21) (d) (h)	700	723
Brixmor Operating Partnership LP, 3.85%, 02/01/25	300	305
Cemex Finance LLC, 6.00%, 04/01/24	300	308
CIT Group Inc.
4.25%, 08/15/17	200	204
5.50%, 02/15/19 (d)	100	106
Citigroup Inc.
5.95%, (callable at 100 beginning 05/15/25) (h)	475	485
6.25%, (callable at 100 beginning 08/15/26) (h)	300	323
1.95%, 08/02/21 (c)	1,000	1,005
2.26%, 09/01/23 (c)	700	703
3.40%, 05/01/26	2,600	2,688
Citizens Bank NA, 2.55%, 05/13/21	250	254
Citizens Financial Group Inc., 2.38%, 07/28/21	400	401
CME Group Inc.
3.00%, 09/15/22	1,000	1,062
3.00%, 03/15/25	725	761
Cooperatieve Rabobank U.A.
6.62%, (callable at 100 beginning 06/29/21) (h), EUR	1,000	1,181
3.75%, 07/21/26	1,000	1,002
Credit Agricole SA
1.39%, 06/12/17 (c) (d)	250	250
2.75%, 06/10/20 (d)	300	309
1.83%, 07/01/21 (c) (d)	500	504
4.38%, 03/17/25 (d)	225	230
Credit Suisse
1.70%, 04/27/18	1,000	1,001
3.00%, 10/29/21	300	309
Credit Suisse AG
6.50%, 08/08/23	300	325
6.50%, 08/08/23 (d)	200	217
Credit Suisse Group AG, 7.50%, (callable at 100 beginning 12/11/23) (d) (h)	200	203
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22	1,150	1,175
3.75%, 03/26/25	1,050	1,044
4.55%, 04/17/26 (d)	700	735
DBS Group Holdings Ltd., 2.25%, 07/16/19 (d)	200	203
Depository Trust & Clearing Corp., 4.88%, (callable at 100 beginning 06/15/20) (d) (h)	250	258
Diamond 1 Finance Corp.
4.42%, 06/15/21 (d)	1,100	1,150
5.45%, 06/15/23 (d)	1,925	2,062
Discover Bank, 3.10%, 06/04/20	250	257
DNB Bank ASA, 2.38%, 06/02/21 (d)	600	611

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
E*Trade Financial Corp., 5.87%, (callable at 100 beginning 09/15/26) (h)	1,000	1,033
Emera US Finance LP, 3.55%, 06/15/26 (d)	200	207
Export-Import Bank of India, 3.38%, 08/05/26 (d)	700	710
Fidelity National Financial Inc., 5.50%, 09/01/22	300	330
First American Financial Corp.
4.30%, 02/01/23	650	667
4.60%, 11/15/24	200	208
FMR LLC, 4.95%, 02/01/33 (a) (b)	700	782
Ford Motor Credit Co. LLC
2.38%, 01/16/18 (b)	400	403
5.00%, 05/15/18	200	210
1.65%, 08/12/19 (b) (c)	400	401
8.13%, 01/15/20	150	177
GE Capital International Funding Co., 4.42%, 11/15/35	1,900	2,137
General Motors Financial Co. Inc.
3.25%, 05/15/18	450	458
3.20%, 07/06/21	500	506
Goldman Sachs Group Inc.
6.15%, 04/01/18	200	213
6.00%, 06/15/20	200	227
2.60%, 02/25/21 (c)	300	308
5.25%, 07/27/21	500	565
2.24%, 11/15/21 (c)	600	597
5.75%, 01/24/22	100	116
3.85%, 07/08/24	875	929
3.50%, 01/23/25	700	724
3.75%, 02/25/26	1,000	1,051
Goodman Funding Pty Ltd., 6.00%, 03/22/22 (d)	1,500	1,744
HDFC Bank Ltd., 3.00%, 11/30/16	200	200
HSBC Bank Plc, 4.13%, 08/12/20 (d)	400	429
HSBC Bank USA NA, 4.88%, 08/24/20	110	119
HSBC Capital Funding LP, 10.18%, (callable at 100 beginning 06/30/30) (d) (h)	100	152
HSBC Holdings Plc
5.25%, (callable at 100 beginning 09/16/22) (h) (j), EUR	500	549
6.00%, (callable at 100 beginning 09/29/23) (h) (j), EUR	1,100	1,296
2.36%, 01/05/22 (c)	200	201
2.65%, 01/05/22	200	199
3.60%, 05/25/23	800	827
4.30%, 03/08/26	1,625	1,742
3.90%, 05/25/26	600	624
HSBC USA Inc., 2.35%, 03/05/20	200	202
Imperial Brands Finance Plc, 4.25%, 07/21/25 (d)	300	328
ING Bank NV
5.80%, 09/25/23	700	782
5.80%, 09/25/23 (d) (e)	200	224
IntercontinentalExchange Group Inc., 4.00%, 10/15/23	300	330
International Lease Finance Corp., 8.25%, 12/15/20	600	713
Intesa Sanpaolo SpA
6.50%, 02/24/21 (d)	250	280
5.71%, 01/15/26 (d)	875	827
Jefferies Finance LLC
7.38%, 04/01/20 (d)	400	390
7.50%, 04/15/21 (d)	400	389
6.88%, 04/15/22 (d)	300	279
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (h)	275	279
7.90%, (callable at 100 beginning 04/30/18) (h)	1,100	1,130
0.83%, 05/30/17 (c), GBP	50	65
6.30%, 04/23/19	300	334
1.67%, 01/23/20 (c)	100	101
2.32%, 03/01/21 (c)	1,375	1,409
3.90%, 07/15/25	200	216
3.30%, 04/01/26	1,700	1,756
JPMorgan Chase Bank NA
1.26%, 06/02/17 (c)	250	250
6.00%, 10/01/17	250	261
KBC Bank NV, 8.00%, 01/25/23	600	636
Lazard Group LLC, 3.75%, 02/13/25	300	302
LeasePlan Corp. NV
3.00%, 10/23/17 (d)	200	202
2.50%, 05/16/18 (d)	200	200
Legg Mason Inc., 3.95%, 07/15/24	100	102
Lloyds Bank Plc, 12.00%, (callable at 100 beginning 12/16/24) (d) (e) (h)	100	137
Lloyds Banking Group Plc
7.62%, (callable at 100 beginning 06/27/23) (h) (j), GBP	1,465	1,937
7.87%, (callable at 100 beginning 06/27/29) (h) (j), GBP	700	940
3.10%, 07/06/21 (e)	1,200	1,226
Merrill Lynch & Co. Inc., 6.40%, 08/28/17	300	313
Mitsubishi UFJ Financial Group Inc.
2.72%, 03/01/21 (c)	1,000	1,036
1.91%, 09/13/21 (c)	600	599
2.76%, 09/13/26 (e)	2,000	1,997
Mizuho Financial Group Inc., 2.63%, 04/12/21 (d)	700	709
Moody’s Corp.
4.50%, 09/01/22	200	223
4.88%, 02/15/24	290	330
Morgan Stanley
6.25%, 08/28/17	100	104
7.30%, 05/13/19	290	330
5.75%, 01/25/21	100	114
4.00%, 07/23/25	1,000	1,076
3.88%, 01/27/26	300	319
3.13%, 07/27/26	2,200	2,222
7.25%, 04/01/32	1,000	1,390
MUFG Americas Holdings Corp., 3.00%, 02/10/25	1,000	1,020
Nationwide Building Society, 6.25%, 02/25/20 (d)	250	284
New York Life Global Funding, 1.13%, 03/01/17 (d)	100	100
Nordea Bank AB
4.88%, 05/13/21 (d)	400	446
2.25%, 05/27/21 (d)	200	203
Northern Trust Corp., 4.60%, (callable at 100 beginning 10/01/26) (h)	1,000	1,016
OneMain Financial Holdings Inc., 6.75%, 12/15/19 (d)	400	421
Petrobras Global Finance BV
4.88%, 03/17/20	500	505
8.38%, 05/23/21	1,950	2,137
Petrobras International Finance Co.
7.88%, 03/15/19 (e)	100	108
5.75%, 01/20/20	100	103
PHH Corp.
7.38%, 09/01/19	200	207
6.38%, 08/15/21	400	381
Piper Jaffray Cos., 3.63%, 05/31/17 (a) (b) (c)	100	100
PNC Preferred Funding Trust, 2.50%, (callable at 100 beginning 03/15/17) (a) (b) (h)	200	192

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Progressive Corp., 6.70%, 06/15/67	76	73
QBE Insurance Group Ltd., 2.40%, 05/01/18 (d)	200	201
Rabobank Nederland NV, 6.88%, 03/19/20, EUR	400	530
Radian Group Inc., 7.00%, 03/15/21	300	336
RCI Banque SA, 3.50%, 04/03/18 (a) (b)	100	103
Reinsurance Group of America Inc., 3.95%, 09/15/26	600	628
Reynolds Group Issuer Inc., 4.13%, 07/15/21 (c) (d)	200	203
Rio Oil Finance Trust
9.25%, 07/06/24 (d)	232	212
9.25%, 07/06/24 (e) (g)	557	508
9.75%, 01/06/27 (d)	235	212
Royal Bank of Scotland Group Plc
6.99%, (callable at 100 beginning 10/05/17) (d) (h)	400	446
8.00%, (callable at 100 beginning 08/10/25) (h) (j)	600	564
8.62%, (callable at 100 beginning 08/15/21) (e) (h) (j)	1,900	1,872
4.80%, 04/05/26	200	206
Royal Bank of Scotland Plc, 9.50%, 03/16/22 (c)	100	103
Santander Bank NA, 1.60%, 01/12/18 (c)	250	249
Santander Holdings USA Inc., 2.70%, 05/24/19 (e)	400	405
Santander UK Group Holdings Plc
7.37%, (callable at 100 beginning 06/24/22) (h), GBP	295	377
2.88%, 08/05/21	600	600
4.75%, 09/15/25 (d)	600	601
Santander UK Plc, 5.00%, 11/07/23 (d)	500	521
Shire Acquisitions Investments Ireland Ltd.
2.88%, 09/23/23	2,000	2,009
3.20%, 09/23/26	400	401
SMBC Aviation Capital Finance DAC, 2.65%, 07/15/21 (d)	600	601
Societe Generale SA, 7.37%, (callable at 100 beginning 09/13/21) (d) (h)	200	196
Solvay Finance America LLC
3.40%, 12/03/20 (d)	600	628
4.45%, 12/03/25 (d) (e)	300	327
Springleaf Finance Corp.
5.25%, 12/15/19	100	102
8.25%, 12/15/20	100	110
7.75%, 10/01/21 (e)	400	420
State Bank of India, 4.13%, 08/01/17	200	204
State Street Corp., 3.30%, 12/16/24	250	267
Stearns Holdings LLC, 9.38%, 08/15/20 (a) (b)	100	97
Sumitomo Mitsui Financial Group Inc.
2.51%, 03/09/21 (c)	400	412
2.06%, 07/14/21	100	99
Sydney Airport Finance Co. Pty Ltd., 3.63%, 04/28/26 (a) (b)	200	208
Synchrony Financial
1.99%, 02/03/20 (c)	200	196
2.70%, 02/03/20	100	101
4.50%, 07/23/25	200	211
Synovus Financial Corp., 5.75%, 12/15/25 (c)	200	212
Thomson Reuters Corp., 3.35%, 05/15/26	700	719
TIAA Asset Management Finance Co. LLC
2.95%, 11/01/19 (d)	300	309
4.13%, 11/01/24 (d)	500	527
Toronto-Dominion Bank
1.80%, 07/13/21	600	598
3.62%, 09/15/31 (j)	1,100	1,104
UBS AG
2.38%, 08/14/19	300	306
7.25%, 02/22/22 (c)	200	203
7.63%, 08/17/22	2,403	2,799
4.75%, 02/12/26, EUR	300	359
UBS Group AG, 2.45%, 04/14/21 (c) (d) (e)	500	512
US Bancorp, 5.12%, (callable at 100 beginning 01/15/21) (h)	400	421
Wells Fargo & Co.
5.90%, (callable at 100 beginning 06/15/24) (h)	300	311
2.55%, 12/07/20	300	306
2.18%, 03/04/21 (c)	300	306
4.48%, 01/16/24	100	109
3.30%, 09/09/24	950	993
3.00%, 04/22/26	1,200	1,212
4.65%, 11/04/44	100	105
Wells Fargo Bank NA
1.44%, 01/22/18 (c)	1,000	1,005
5.95%, 08/26/36	100	127
Woodside Finance Ltd., 4.60%, 05/10/21 (d)	600	641
		141,739
HEALTH CARE - 6.1%
AbbVie Inc.
2.90%, 11/06/22	100	103
2.85%, 05/14/23	1,300	1,320
3.60%, 05/14/25	1,275	1,333
3.20%, 05/14/26	900	912
Actavis Funding SCS
2.35%, 03/12/18	250	253
3.45%, 03/15/22	975	1,024
3.80%, 03/15/25	2,500	2,647
Amgen Inc.
4.10%, 06/15/21	355	387
3.63%, 05/22/24	300	322
2.60%, 08/19/26	700	689
AstraZeneca Plc, 3.38%, 11/16/25	200	214
Baxalta Inc., 2.88%, 06/23/20	300	307
Becton Dickinson & Co., 3.73%, 12/15/24	300	326
Boston Scientific Corp.
2.65%, 10/01/18	100	102
3.38%, 05/15/22	775	815
ConvaTec Finance International SA, 8.25%, 01/15/19 (d) (k)	200	200
Endo Finance LLC, 6.00%, 07/15/23 (d)	200	182
Endo Finance LLC & Endo Finco Inc., 5.38%, 01/15/23 (d)	500	443
HCA Inc., 5.25%, 06/15/26	300	319
Humana Inc., 3.85%, 10/01/24	200	215
Kinetic Concepts Inc., 7.88%, 02/15/21 (d)	100	108
Laboratory Corp. of America Holdings, 3.60%, 02/01/25	200	210
Mallinckrodt International Finance SA, 4.88%, 04/15/20 (d) (e)	350	357
Medtronic Inc.
1.65%, 03/15/20 (c)	150	152
3.15%, 03/15/22	1,000	1,063
3.50%, 03/15/25	250	269
Merck & Co. Inc., 2.75%, 02/10/25	300	311
Perrigo Finance Unltd. Co., 3.50%, 03/15/21	300	310
Pfizer Inc., 5.20%, 08/12/20	100	113
Stryker Corp., 3.50%, 03/15/26	1,350	1,431
Teva Pharmaceutical Finance Co. BV, 2.95%, 12/18/22	200	205
Teva Pharmaceutical Finance III BV
2.80%, 07/21/23	300	301
3.15%, 10/01/26	650	653

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Thermo Fisher Scientific Inc.
3.30%, 02/15/22	700	734
2.95%, 09/19/26	200	199
UnitedHealth Group Inc., 1.45%, 07/17/17	500	501
Valeant Pharmaceuticals International Inc., 5.38%, 03/15/20 (d)	1,500	1,388
Zimmer Biomet Holdings Inc., 2.70%, 04/01/20	2,000	2,043
Zimmer Holdings Inc.
3.15%, 04/01/22	1,200	1,242
3.55%, 04/01/25	875	902
Zoetis Inc., 4.50%, 11/13/25	200	224
		24,829
INDUSTRIALS - 2.4%
A P Moller - Maersk A/S, 3.88%, 09/28/25 (d)	700	712
ADT Corp., 3.50%, 07/15/22	100	96
Air Lease Corp.
2.13%, 01/15/20	1,000	997
3.00%, 09/15/23	300	297
Associated Materials LLC, 9.13%, 11/01/17	700	660
Aviation Capital Group Corp.
4.63%, 01/31/18 (a) (b)	100	104
7.13%, 10/15/20 (a) (b)	750	885
Burlington Northern Santa Fe LLC, 3.45%, 09/15/21	125	135
DP World Ltd., 6.85%, 07/02/37 (d)	800	925
Fortive Corp., 3.15%, 06/15/26 (d)	400	412
Fortune Brands Home & Security Inc., 3.00%, 06/15/20	200	206
GATX Corp., 3.25%, 09/15/26	300	299
General Electric Co., 5.25%, 12/06/17	130	136
Hellenic Railways Organization SA, 4.03%, 03/17/17, EUR	100	110
International Lease Finance Corp., 7.13%, 09/01/18 (d)	190	207
Lockheed Martin Corp., 3.55%, 01/15/26	300	324
Masco Corp.
5.95%, 03/15/22	150	171
4.45%, 04/01/25	600	637
6.50%, 08/15/32	100	110
Odebrecht Offshore Drilling Finance Ltd., 6.63%, 10/01/23 (d)	174	32
Owens Corning Inc.
4.20%, 12/15/22	150	161
4.20%, 12/01/24	200	212
3.40%, 08/15/26	600	603
Republic Services Inc., 4.75%, 05/15/23	300	340
SPX FLOW Inc., 5.88%, 08/15/26 (d)	200	203
Standard Industries Inc., 5.13%, 02/15/21 (d)	200	210
USG Corp., 9.50%, 01/15/18 (g)	100	109
Verisk Analytics Inc., 4.13%, 09/12/22	100	108
Waste Management Inc., 3.13%, 03/01/25	100	105
WestJet Airlines Ltd., 3.50%, 06/16/21 (a) (b)	200	205
		9,711
INFORMATION TECHNOLOGY - 3.2%
Activision Blizzard Inc.
6.13%, 09/15/23 (d)	700	769
3.40%, 09/15/26 (a) (b)	200	201
Adobe Systems Inc., 3.25%, 02/01/25	350	369
Alibaba Group Holding Ltd.
3.13%, 11/28/21	300	313
3.60%, 11/28/24	300	314
Apple Inc., 2.45%, 08/04/26	1,400	1,405
Autodesk Inc., 1.95%, 12/15/17	100	100
Baidu Inc.
3.25%, 08/06/18	300	308
3.00%, 06/30/20	400	411
Fidelity National Information Services Inc.
3.88%, 06/05/24	100	107
3.00%, 08/15/26	1,400	1,385
Harris Corp., 2.70%, 04/27/20	100	102
KLA-Tencor Corp., 4.65%, 11/01/24	100	110
Lender Processing Services, 5.75%, 04/15/23	233	245
Microsoft Corp., 3.45%, 08/08/36	1,300	1,326
Motorola Solutions Inc., 4.00%, 09/01/24	100	101
Nvidia Corp.
2.20%, 09/16/21	300	301
3.20%, 09/16/26	1,000	1,010
NXP BV
4.13%, 06/01/21 (d)	500	536
3.88%, 09/01/22 (d)	900	943
Oracle Corp., 2.50%, 10/15/22	1,900	1,950
QUALCOMM Inc., 3.45%, 05/20/25	300	320
Visa Inc., 3.15%, 12/14/25	400	423
		13,049
MATERIALS - 1.0%
Ardagh Packaging Finance Plc, 4.13%, 05/15/23 (d), EUR	100	115
Bahia Sul Holdings GmbH, 5.75%, 07/14/26 (d)	900	907
Boise Cascade Co., 5.63%, 09/01/24 (d) (e)	300	304
Braskem Finance Ltd.
5.75%, 04/15/21 (d)	200	209
5.38%, 05/02/22 (d)	1,200	1,230
Codelco, 3.88%, 11/03/21 (d) (e)	200	209
Goldcorp Inc., 3.63%, 06/09/21	100	105
Graphic Packaging International Inc., 4.75%, 04/15/21	50	53
Huntsman International LLC, 4.88%, 11/15/20	100	105
Platform Specialty Products Corp., 6.50%, 02/01/22 (d) (e)	300	292
Rock-Tenn Co., 4.90%, 03/01/22	30	34
Westlake Chemical Corp., 3.60%, 07/15/22	30	31
Yara International ASA, 3.80%, 06/06/26 (d)	300	310
		3,904
REAL ESTATE - 4.3%
Alexandria Real Estate Equities Inc.
2.75%, 01/15/20	100	102
3.90%, 06/15/23	600	629
4.50%, 07/30/29	500	537
American Campus Communities Operating Partnership LP, 3.75%, 04/15/23	1,050	1,099
American Tower Corp.
2.80%, 06/01/20	200	205
2.25%, 01/15/22	100	100
3.50%, 01/31/23	750	783
4.00%, 06/01/25	200	214
3.38%, 10/15/26	200	203
3.13%, 01/15/27	400	398
ARC Properties Operating Partnership LP, 3.00%, 02/06/19	800	811
AvalonBay Communities Inc.
2.95%, 09/15/22	200	205
4.20%, 12/15/23	500	547
2.90%, 10/15/26	1,000	996
Boston Properties LP, 3.65%, 02/01/26	200	212
Brixmor Operating Partnership LP, 3.25%, 09/15/23	200	201
Columbia Property Trust Operating Partnership LP, 4.15%, 04/01/25	100	105
Crown Castle International Corp.
3.40%, 02/15/21	700	733
4.88%, 04/15/22	300	335
5.25%, 01/15/23	400	453

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Deutsche Annington Finance BV, 3.20%, 10/02/17 (b)	100	101
Education Realty Operating Partnership LP, 4.60%, 12/01/24	100	104
EPR Properties, 4.50%, 04/01/25	100	101
Essex Portfolio LP
3.50%, 04/01/25	900	929
3.38%, 04/15/26	500	511
HCP Inc., 4.00%, 12/01/22	300	317
Healthcare Trust of America Holdings LP, 3.38%, 07/15/21	200	207
Host Hotels & Resorts LP, 6.00%, 10/01/21	50	58
Kilroy Realty LP, 4.38%, 10/01/25	300	324
Kimco Realty Corp., 2.80%, 10/01/26	700	694
Mid-America Apartments LP, 3.75%, 06/15/24	100	104
Omega Healthcare Investors Inc.
4.38%, 08/01/23	800	823
4.95%, 04/01/24	50	53
Simon Property Group LP, 3.30%, 01/15/26	45	48
SL Green Realty Corp., 4.50%, 12/01/22	100	104
UDR Inc.
4.63%, 01/10/22	671	739
4.00%, 10/01/25	350	378
Ventas Realty LP, 3.13%, 06/15/23	800	816
Vornado Realty LP, 2.50%, 06/30/19	150	152
Welltower Inc., 4.25%, 04/01/26	300	324
Weyerhaeuser Co.
7.38%, 10/01/19	300	345
7.38%, 03/15/32	800	1,085
WP Carey Inc., 4.00%, 02/01/25	600	600
		17,785
TELECOMMUNICATION SERVICES - 3.1%
AT&T Inc.
4.60%, 02/15/21	299	328
3.60%, 02/17/23	1,100	1,160
3.95%, 01/15/25	100	106
4.13%, 02/17/26	700	757
4.80%, 06/15/44	900	947
CC Holdings GS V LLC, 3.85%, 04/15/23	200	214
Lynx I Corp., 5.38%, 04/15/21 (d)	180	188
MTN Mauritius Investments Ltd., 4.76%, 11/11/24 (d)	200	194
Numericable-SFR SA, 7.38%, 05/01/26 (d)	900	920
Sprint Capital Corp.
6.90%, 05/01/19	1,300	1,345
6.88%, 11/15/28	400	377
Telecom Italia SpA, 7.38%, 12/15/17, GBP	100	138
Verizon Communications Inc.
1.63%, 06/17/19 (c)	100	101
5.15%, 09/15/23	800	931
4.13%, 08/15/46	800	802
4.86%, 08/21/46	1,800	2,021
5.01%, 08/21/54	279	309
4.67%, 03/15/55	1,679	1,766
Virgin Media Secured Finance Plc, 6.25%, 03/28/29, GBP	100	139
		12,743
UTILITIES - 2.7%
Cleco Corporate Holdings LLC, 3.74%, 05/01/26 (d)	2,200	2,292
Delmarva Power & Light Co., 3.50%, 11/15/23	250	271
Dominion Resources Inc., 1.60%, 08/15/19	200	200
Duke Energy Corp.
3.05%, 08/15/22	1,200	1,255
3.75%, 04/15/24	200	216
2.65%, 09/01/26	550	540
Duquesne Light Holdings Inc., 5.90%, 12/01/21 (d)	50	58
Dynegy Inc., 6.75%, 11/01/19	100	103
Entergy Corp., 4.00%, 07/15/22	675	732
Entergy Louisiana LLC, 3.25%, 04/01/28	500	530
Entergy Mississippi Inc., 2.85%, 06/01/28	900	921
Exelon Corp., 3.95%, 06/15/25	500	540
Exelon Generation Co. LLC, 6.20%, 10/01/17	200	209
FirstEnergy Corp., 4.25%, 03/15/23 (f)	300	318
Israel Electric Corp. Ltd.
5.63%, 06/21/18	200	211
7.25%, 01/15/19 (d)	200	222
Jersey Central Power & Light Co., 4.70%, 04/01/24 (d)	100	110
Laclede Group Inc., 1.57%, 08/15/17 (c)	200	199
MidAmerican Energy Holdings Co., 6.50%, 09/15/37	50	69
Niagara Mohawk Power Corp., 2.72%, 11/28/22 (a) (b)	100	102
Pacific Gas & Electric Co., 3.25%, 06/15/23	800	851
PSEG Power LLC, 3.00%, 06/15/21 (e)	375	386
Southern Co., 3.25%, 07/01/26	700	725
Western Massachusetts Electric Co., 3.50%, 09/15/21	100	106
		11,166
Total Corporate Bonds and Notes (cost $288,316)		294,729

VARIABLE RATE SENIOR LOAN INTERESTS - 2.3% (c)

CONSUMER DISCRETIONARY - 0.7%
Charter Communications Operating LLC Term Loan E, 3.00%, 07/01/20	298	299
Charter Communications Operating LLC Term Loan I, 3.50%, 01/24/23	299	301
Hilton Worldwide Finance LLC Term Loan B-2
3.50%, 10/26/20	80	80
3.03%, 10/25/23	820	825
Las Vegas Sands Inc. Term Loan B, 3.25%, 12/16/20	1,191	1,197
		2,702
ENERGY - 0.8%
Energy Future Intermediate Holding Co. LLC DIP Term Loan, 4.25%, 12/19/16	3,232	3,254

FINANCIALS - 0.1%
Delos Finance SARL Term Loan, 3.50%, 02/27/21	300	302
Nielsen Finance LLC Term Loan B-3, 0.00%, 09/28/23 (l)	100	101
		403
HEALTH CARE - 0.3%
HCA Inc. Term Loan B-7, 3.57%, 02/01/24	273	275
Ortho-Clinical Diagnostics Inc. Term Loan B, 4.75%, 04/29/21	298	291
RPI Finance Trust Term Loan B-4, 3.50%, 11/09/20	294	295
Valeant Pharmaceuticals International Inc. Term Loan B
5.25%, 06/20/20	97	97
5.50%, 03/13/22	287	288
		1,246

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

September 30, 2016

	Shares/Par †	Value
INFORMATION TECHNOLOGY - 0.3%
Avago Technologies Cayman Ltd. Term Loan B-3, 3.52%, 02/01/23	742	751
Dell Inc. Term Loan B, 4.00%, 06/02/23	400	402
		1,153
MATERIALS - 0.1%
Chemours Co. Term Loan B, 3.75%, 05/07/22	297	294
CPG International Inc. Term Loan, 4.75%, 09/13/20 (b)	298	298
		592
Total Variable Rate Senior Loan Interests (cost $9,255)		9,350

GOVERNMENT AND AGENCY OBLIGATIONS - 19.1%

GOVERNMENT SECURITIES - 15.0%
Municipals - 0.0%
California Earthquake Authority, 2.81%, 07/01/19	200	204

Sovereign - 0.3%
Hellenic Republic Government Bond, 3.00%, 02/24/36 (g), EUR	75	50
Indonesia Government International Bond, 2.88%, 07/08/21 (d), EUR	100	120
Poland Government Bond
3.25%, 07/25/25, PLN	400	108
2.50%, 07/25/26, PLN	2,300	580
Slovenia Government International Bond, 4.13%, 02/18/19 (d)	200	211
		1,069
Treasury Inflation Index Securities - 0.4%
Italy Buoni Poliennali Del Tesoro Inflation Indexed Note, 2.10%, 09/15/21 (m), EUR	541	683
U.S. Treasury Inflation Indexed Note, 0.63%, 01/15/26 (m)	810	854
		1,537
U.S. Treasury Securities - 14.3%
U.S. Treasury Bond
2.50%, 02/15/45 - 05/15/46	39,582	41,082
Principal Only, 0.00%, 05/15/43 - 05/15/45 (i)	5,175	2,646
U.S. Treasury Note
1.13%, 02/28/21 (r)	8,900	8,906
1.25%, 03/31/21 (r)	2,000	2,010
1.63%, 11/15/22 - 05/15/26	3,044	3,095
1.50%, 08/15/26	868	860
		58,599
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 4.1%
Federal National Mortgage Association - 4.1%
Federal National Mortgage Association
3.00%, 07/01/43 - 08/01/43	752	783
3.50%, 11/15/46, TBA (n)	13,100	13,808
3.00%, 12/15/46, TBA (n)	1,900	1,967
		16,558
Total Government and Agency Obligations (cost $77,419)		77,967

PREFERRED STOCKS - 0.1%

FINANCIALS - 0.1%
CoBank ACB, 6.20%, (callable at 100 beginning 01/01/25) (a) (b) (h)	3	315

	Shares/Par/Notional †
REAL ESTATE - 0.0%
Vereit Inc., 6.70%, (callable at 25 beginning 01/03/19) (h)	2	45
Total Preferred Stocks (cost $338)		360

PURCHASED OPTIONS - 0.0%
Brazilian Real versus USD Put Option, Strike Price BRL 3.25, Expiration 11/21/16, JPM	1,900,000	36
Call Swaption, 3-Month LIBOR, Exercise Rate 1.00%, Expiration 12/07/16, MSC (b)	18	2
Call Swaption, 3-Month LIBOR, Exercise Rate 1.00%, Expiration 12/08/16, MSC (b)	37	5
Call Swaption, 3-Month LIBOR, Exercise Rate 1.07%, Expiration 01/17/17, GSC (b)	19	4
Put Swaption, 3-Month LIBOR, Exercise Rate 2.93%, Expiration 08/13/18, DUB (b)	3	8
Put Swaption, 3-Month LIBOR, Exercise Rate 3.18%, Expiration 09/17/18, MSC (b)	12	25
Put Swaption, 3-Month LIBOR, Exercise Rate 3.20%, Expiration 03/18/19, GSC (b)	9	27
Put Swaption, 3-Month LIBOR, Exercise Rate 3.23%, Expiration 02/19/19, DUB (b)	9	25
Total Purchased Options (cost $287)		132

TRUST PREFERREDS - 0.0%

UTILITIES - 0.0%
SCE Trust III, 5.75%, (callable at 25 beginning 03/15/24) (h)	—	12
Total Trust Preferreds (cost $10)		12

SHORT TERM INVESTMENTS - 10.8%
Certificates of Deposit - 0.1%
Barclays Bank Plc, 1.64%, 09/08/17 (c)	$300	301

Federal Home Loan Bank - 7.3%
Federal Home Loan Bank
0.37%, 10/07/16 (p)	1,400	1,400
0.27%, 10/11/16 (p)	600	600
0.09%, 10/12/16 (p)	3,200	3,200
0.28%, 10/24/16 (p)	200	200
0.36%, 10/28/16 (p)	23,300	23,295
0.22%, 11/18/16 (p)	1,400	1,399
		30,094
Federal Home Loan Mortgage Corp. - 0.2%
Federal Home Loan Mortgage Corp., 0.30%, 10/06/16 (p)	800	800

Federal National Mortgage Association - 0.1%
Federal National Mortgage Association, 0.25%, 11/16/16 (p)	500	500

Securities Lending Collateral - 3.1%
Securities Lending Cash Collateral Fund, LLC, 0.47% (o) (q)	12,687	12,687
Total Short Term Investments (cost $44,381)		44,382

Total Investments - 106.2% (cost $427,507)		434,603
Other Assets and Liabilities, Net - (6.2%)		(25,432)
Total Net Assets - 100.0%		$409,171

(a)              Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(b)              The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Board.

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2016

(c)               Variable rate securities. Rate stated was in effect as of September 30, 2016.

(d)              The Sub-Adviser has deemed this security which is exempt from registration under the 1933 Act to be liquid based on procedures approved by the Board.  As of June 30, 2016, the aggregate value of these liquid securities was $55,212 which represented 13.5% of net assets

(e)               All or a portion of the security was on loan.

(f)                The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(g)               Security is a “step-up” bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2016.

(h)              Perpetual security.

(i)                  Security issued with a zero coupon. Income is recognized through the accretion of discount.

(j)                 Convertible security.

(k)              Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.

(l)                  This variable rate senior loan will settle after September 30, 2016, at which time the interest rate will be determined.

(m)          Treasury inflation indexed note, par amount is adjusted for inflation.

(n)              All or a portion of the investment was purchased on a delayed delivery basis. As of September 30, 2016, the total cost of investments purchased on a delayed delivery basis was $15,743.

(o)              Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2016.

(p)              This security is a direct debt of the agency and not collateralized by mortgages.

(q)              Investment in affiliate.

(r)                 All or a portion of the security is pledged as collateral.

Restricted Securities - The Fund invests in securities that are restricted under the 1933 Act or which are subject to legal, contractual, or other agreed upon restrictions on resale.  Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act.  As of September 30, 2016, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act which are deemed to be liquid, as follows:

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
Activision Blizzard Inc., 3.40%, 09/15/26	09/14/2016	$199	$201	0.1%
Air Canada Pass-Through Trust, 4.13%, 05/15/25	04/25/2013	88	93	—
Air Liquide Finance SA, 2.25%, 09/27/23	09/22/2016	1,895	1,904	0.5
Asciano Finance Ltd., 5.00%, 04/07/18	08/24/2016	933	931	0.2
Aviation Capital Group Corp., 4.63%, 01/31/18	01/31/2016	101	104	—
Aviation Capital Group Corp., 7.13%, 10/15/20	04/15/2016	871	885	0.2
BP AMI Leasing Inc., 5.52%, 05/08/19	09/24/2012	135	137	—
CoBank ACB, 6.20%, callable at 100 beginning 01/01/25	11/20/2014	301	315	0.1
FMR LLC, 4.95%, 02/01/33	02/09/2015	789	782	0.2
GTP Acquisition Partners I LLC, 3.48%, 06/16/25	05/21/2015	300	313	0.1
Harvest Operations Corp., 2.33%, 04/14/21	06/22/2016	34	31	—
Niagara Mohawk Power Corp., 2.72%, 11/28/22	11/21/2012	100	102	—
Nissan Motor Acceptance Corp., 2.65%, 09/26/18	02/26/2014	101	102	—
OMX Timber Finance Investments I LLC, 5.42%, 01/29/20	09/15/2014	322	336	0.1
PNC Preferred Funding Trust, 2.50%, callable at 100 beginning 03/15/17	05/05/2015	185	192	0.1
Petrofac Ltd., 3.40%, 10/10/18	10/04/2013	100	101	—
Piper Jaffray Cos., 3.63%, 05/31/17	06/03/2014	100	100	—
RCI Banque SA, 3.50%, 04/03/18	03/25/2013	100	103	—
SBA Tower Trust REMIC, 3.60%, 04/16/18	04/05/2013	100	100	—
Sinopec Group Overseas Development Ltd., 1.75%, 09/29/19	09/23/2016	498	497	0.1
Stearns Holdings LLC, 9.38%, 08/15/20	11/19/2015	100	97	—
Sydney Airport Finance Co. Pty Ltd., 3.63%, 04/28/26	04/22/2016	200	208	0.1
WestJet Airlines Ltd., 3.50%, 06/16/21	06/14/2016	200	205	0.1
		$7,752	$7,839	1.9%

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

September 30, 2016

Schedule of Written Options

	Expiration Date	Exercise Price/Rate		Contracts/Notional	Value
Credit Default Swaptions
CDX.NA.IG.26 Call Option, BOA	10/19/2016	0.65%		10	$(1)
CDX.NA.IG.26 Put Option, BOA	10/19/2016	0.90%		13	—
CDX.NA.IG.26 Put Option, BOA	10/19/2016	0.85%		10	—
CDX.NA.IG.26 Put Option, BOA	11/16/2016	0.90%		6	—
CDX.NA.IG.26 Put Option, MSC	12/21/2016	1.05%		46	(2)
CDX.NA.IG.26 Put Option, MSC	11/16/2016	0.90%		9	—
CDX.NA.IG.27 Call Option, JPM	12/21/2016	0.70%		25	(3)
CDX.NA.IG.27 Put Option, JPM	12/21/2016	1.10%		25	(2)
				144	$(8)
Foreign Currency Options
Brazilian Real versus USD Call Option, JPM	11/21/2016	BRL	3.50	1,900	$(16)
Brazilian Real versus USD Put Option, JPM	11/21/2016	BRL	3.10	1,900	(9)
Chinese Offshore Yuan versus USD Call Option, GSC	12/20/2016	CNH	7.15	2,500	(2)
Chinese Offshore Yuan versus USD Call Option, SCB	12/20/2016	CNH	7.15	2,500	(2)
				8,800	$(29)
Interest Rate Swaptions
Call Swaption, 3-Month LIBOR, GSC	01/17/2017	1.80%		4	$(14)
Call Swaption, 3-Month LIBOR, MSC	12/07/2016	1.67%		4	(9)
Call Swaption, 3-Month LIBOR, MSC	12/08/2016	1.63%		8	(16)
Put Swaption, 3-Month LIBOR, DUB	08/13/2018	2.90%		13	(4)
Put Swaption, 3-Month LIBOR, DUB	02/19/2019	3.00%		46	(18)
Put Swaption, 3-Month LIBOR, GSC	03/18/2019	3.05%		45	(18)
Put Swaption, 3-Month LIBOR, MSC	09/17/2018	3.00%		51	(13)
				171	$(92)

Summary of Written Options

	Notional USD	Contracts	Premiums
Options outstanding at December 31, 2015	$5,000	171	$238
Options written during the period	5,580	858	342
Options closed during the period	(600)	(241)	(99)
Options expired during the period	(1,180)	(473)	(98)
Options outstanding at September 30, 2016	$8,800	315	$383

Schedule of Open Futures Contracts

	Expiration	Contracts Short	Unrealized Depreciation
90-Day Eurodollar Future	December 2017	(5)	$(1)
90-Day Eurodollar Future	March 2018	(44)	(2)
Euro-Bund Future	December 2016	(12)	(14)
			$(17)

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter-Party	Notional Amount		Value	Unrealized Gain/(Loss)
BRL/USD	10/04/2016	BOA	BRL	2,565	$789	$4
BRL/USD	11/03/2016	MSC	BRL	2,565	782	(4)
CNY/USD	10/24/2016	DUB	CNY	11,339	1,699	5
EUR/USD	10/04/2016	GSC	EUR	9,678	10,872	23
GBP/USD	11/14/2016	GSC	GBP	1,331	1,727	(25)
IDR/USD	11/10/2016	BOA	IDR	11,739,525	894	9
INR/USD	11/10/2016	GSC	INR	57,435	857	7
INR/USD	11/10/2016	BNP	INR	339	5	—
JPY/USD	10/04/2016	SCB	JPY	182,561	1,800	(13)
MXN/USD	10/20/2016	CIT	MXN	28,794	1,482	(104)
RUB/USD	10/18/2016	SCB	RUB	56,847	902	37

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2016

Purchased/ Sold	Settlement Date	Counter-Party	Notional Amount		Value	Unrealized Gain/(Loss)
RUB/USD	12/15/2016	CSI	RUB	56,847	$889	$14
USD/BRL	10/04/2016	MSC	BRL	(2,565)	(789)	3
USD/CNY	10/24/2016	SCB	CNY	(13,610)	(2,039)	(5)
USD/CNY	10/24/2016	MSC	CNY	(11,967)	(1,793)	—
USD/CNY	10/24/2016	DUB	CNY	(2,368)	(355)	1
USD/CNY	01/06/2017	SCB	CNY	(12,550)	(1,875)	(42)
USD/EUR	10/04/2016	GSC	EUR	(1,018)	(1,143)	(3)
USD/EUR	10/04/2016	ANZ	EUR	(369)	(415)	(1)
USD/EUR	10/04/2016	UBS	EUR	(1,435)	(1,612)	2
USD/EUR	10/04/2016	MSC	EUR	(7,608)	(8,546)	59
USD/EUR	11/02/2016	GSC	EUR	(9,678)	(10,887)	(25)
USD/GBP	11/14/2016	GSC	GBP	(288)	(374)	2
USD/GBP	11/14/2016	CIT	GBP	(1,441)	(1,869)	10
USD/GBP	11/14/2016	GSC	GBP	(690)	(895)	—
USD/GBP	11/14/2016	JPM	GBP	(2,000)	(2,594)	2
USD/JPY	10/04/2016	GSC	JPY	(182,561)	(1,800)	20
USD/JPY	11/02/2016	SCB	JPY	(182,561)	(1,803)	13
USD/MXN	10/20/2016	JPM	MXN	(2,476)	(127)	(3)
USD/PLN	11/10/2016	CIT	PLN	(485)	(127)	(1)
USD/PLN	11/10/2016	JPM	PLN	(2,161)	(565)	(3)
USD/RUB	10/18/2016	CSI	RUB	(56,847)	(902)	(15)
					$(17,812)	$(33)

Schedule of Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount (1)		Premiums Received	Unrealized Appreciation / (Depreciation)
Over the Counter Interest Rate Swap Agreements
BNP	Harmonised Index of Consumer Prices	Receiving	1.00%	12/08/2020	EUR	100	$—	$(2)
DUB	Harmonised Index of Consumer Prices	Receiving	0.98%	12/15/2020	EUR	400	—	(6)
GSC	Harmonised Index of Consumer Prices	Receiving	0.99%	12/15/2020	EUR	400	—	(6)
GSC	Harmonised Index of Consumer Prices	Receiving	1.01%	12/15/2020	EUR	200	—	(3)
MSC	Harmonised Index of Consumer Prices	Receiving	0.88%	05/15/2021	EUR	1,300	(1)	7
JPM	US CPURNSA	Receiving	1.56%	09/15/2018		1,200	—	2
							$(1)	$(8)

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount (1)		Unrealized Appreciation / (Depreciation)
Centrally Cleared Interest Rate Swap Agreements
N/A	3-Month South African Johannesburg Interbank Rate	Paying	8.30%	03/15/2027	ZAR	4,000	$1
N/A	6-Month British Bankers’ Association Yen LIBOR	Receiving	1.00%	09/20/2024	JPY	127,500	(56)
N/A	6-Month British Bankers’ Association Yen LIBOR	Receiving	1.25%	06/17/2035	JPY	20,000	(14)
N/A	6-Month British Bankers’ Association Yen LIBOR	Receiving	1.50%	12/21/2045	JPY	50,000	6
N/A	6-Month Euribor	Receiving	0.35%	09/10/2017	EUR	1,600	(2)
N/A	6-Month Euribor	Receiving	1.25%	03/15/2047	EUR	500	(66)
N/A	6-Month GBP LIBOR	Paying	0.75%	03/15/2022	GBP	300	2
N/A	6-Month GBP LIBOR	Receiving	0.75%	03/15/2027	GBP	2,500	(41)
N/A	Mexican Interbank Rate	Paying	5.61%	07/07/2021	MXN	14,100	(14)
N/A	Mexican Interbank Rate	Paying	5.84%	09/14/2021	MXN	1,600	(1)
N/A	Mexican Interbank Rate	Paying	5.81%	09/29/2021	MXN	1,300	(4)
N/A	Mexican Interbank Rate	Paying	5.75%	09/30/2021	MXN	1,600	(5)
N/A	Mexican Interbank Rate	Paying	5.63%	10/11/2021	MXN	13,000	(11)
N/A	Mexican Interbank Rate	Paying	5.74%	04/24/2023	MXN	23,100	(31)

See accompanying Notes to Schedules of Investments.

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount (1)		Unrealized Appreciation / (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (continued)
N/A	Mexican Interbank Rate	Paying	5.74%	04/25/2023	MXN	10,300	(14)
N/A	Mexican Interbank Rate	Paying	5.94%	08/04/2023	MXN	22,000	(19)
N/A	Mexican Interbank Rate	Paying	5.93%	08/04/2023	MXN	22,000	(20)
N/A	Mexican Interbank Rate	Paying	6.19%	01/03/2035	MXN	4,000	(21)
							$(310)

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1),(6)	Value (5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements
Credit default swap agreements - purchase protection (2)
GSC	Darden Restaurants Inc., 6.20%, 10/15/2017	N/A	1.00%	06/20/2020	$200	$(3)	$—	$(3)

Credit default swap agreements - sell protection (3)
CGM	Anadarko Petroleum Corp., 6.95%, 06/15/2019	1.72%	1.00%	06/20/2021	$(200)	$(7)	$(14)	$7
JPM	Anadarko Petroleum Corp., 6.95%, 06/15/2019	1.72%	1.00%	06/20/2021	(100)	(4)	(7)	3
JPM	Berkshire Hathaway Inc., 1.55%, 02/09/2018	0.77%	1.00%	06/20/2021	(1,100)	12	10	2
BNP	BHP Billiton Finance USA Ltd., 6.50%, 04/01/2019	1.02%	1.00%	06/20/2021	(200)	—	(6)	6
BOA	CDX.NA.HY.25	N/A	5.00%	12/20/2020	(600)	80	5	75
CSI	CMBX.NA.AAA.8	N/A	0.50%	10/17/2057	(300)	(7)	(15)	8
GSC	CMBX.NA.AAA.9	N/A	0.50%	09/17/2058	(4,000)	(146)	(161)	15
MSC	CMBX.NA.AAA.9	N/A	0.50%	09/17/2058	(500)	(19)	(19)	—
GSC	CMBX.NA.BBB-.6	N/A	3.00%	05/11/2063	(400)	(36)	(28)	(8)
MSC	CMBX.NA.BBB-.6	N/A	3.00%	05/11/2063	(2,000)	(178)	(167)	(11)
MSC	CMBX.NA.BBB-.7	N/A	3.00%	01/17/2047	(500)	(42)	(59)	17
GSC	CMBX.NA.BBB-.9	N/A	3.00%	09/17/2058	(400)	(68)	(74)	6
GSC	Community Health Systems Inc., 8.00%, 11/15/2019	7.53%	5.00%	03/20/2021	(100)	(9)	7	(16)
CGM	D.R. Horton Inc., 3.63%, 02/15/2018	0.90%	1.00%	03/20/2021	(100)	—	(7)	7
JPM	Enbridge Inc., 4.90%, 03/01/2015	1.46%	1.00%	12/20/2019	(50)	(1)	—	(1)
CSI	Encana Corp., 4.75%, 10/15/2013	0.98%	1.00%	03/20/2018	(100)	—	(1)	1
CSI	Federative Republic of Brazil, 4.25%, 01/07/2025	2.06%	1.00%	09/20/2020	(200)	(8)	(14)	6
MSC	Federative Republic of Brazil, 12.25%, 03/06/2030	1.16%	1.00%	12/20/2018	(100)	—	(4)	4
GSC	Ford Motor Co., 6.50%, 08/01/2018	1.78%	5.00%	12/20/2021	(400)	63	61	2
MSC	Ford Motor Co., 6.50%, 08/01/2018	1.78%	5.00%	12/20/2021	(400)	63	60	3
MSC	Ford Motor Credit Co. LLC, 5.00%, 05/15/2018	1.32%	5.00%	06/20/2021	(500)	84	77	7
BOA	Gazprom OAO, 2.85%, 10/25/2019	2.05%	1.00%	06/20/2020	(100)	(3)	(16)	13
JPM	Gazprom OAO, 2.85%, 10/25/2019	2.05%	1.00%	06/20/2020	(50)	(2)	(8)	6
BCL	Goldman Sachs Group Inc., 5.95%, 01/18/2018	1.03%	1.00%	12/20/2021	(1,400)	(1)	2	(3)
JPM	Goldman Sachs Group Inc., 5.95%, 01/18/2018	0.84%	1.00%	12/20/2020	(800)	5	3	2
JPM	Goldman Sachs Group Inc., 5.95%, 01/18/2018	0.94%	1.00%	06/20/2021	(1,700)	5	(2)	7
JPM	Hess Corp., 8.13%, 02/15/2019	2.08%	1.00%	06/20/2021	(100)	(5)	(7)	2
JPM	Host Hotels & Resorts LP, 4.75%, 03/01/2023	0.82%	1.00%	12/20/2020	(300)	2	(9)	11
BCL	Italian Republic, 6.88%, 09/27/2023	1.28%	1.00%	06/20/2020	(1,200)	(11)	(1)	(10)
BNP	Italian Republic, 6.88%, 09/27/2023	0.98%	1.00%	06/20/2019	(500)	1	4	(3)
BOA	Italian Republic, 6.88%, 09/27/2023	0.92%	1.00%	03/20/2019	(400)	1	(7)	8
BOA	Italian Republic, 6.88%, 09/27/2023	1.28%	1.00%	06/20/2020	(400)	(4)	(1)	(3)
BOA	Italian Republic, 6.88%, 09/27/2023	1.46%	1.00%	06/20/2021	(1,900)	(39)	(30)	(9)
DUB	Italian Republic, 6.88%, 09/27/2023	0.98%	1.00%	06/20/2019	(400)	—	3	(3)
DUB	Italian Republic, 6.88%, 09/27/2023	0.98%	1.00%	06/20/2019	(300)	—	(2)	2
GSC	Italian Republic, 6.88%, 09/27/2023	1.28%	1.00%	06/20/2020	(300)	(3)	—	(3)
GSC	Italian Republic, 6.88%, 09/27/2023	1.46%	1.00%	06/20/2021	(800)	(16)	(14)	(2)
MSC	Italian Republic, 6.88%, 09/27/2023	0.98%	1.00%	06/20/2019	(200)	—	1	(1)
GSC	Kinder Morgan Inc., 3.05%, 12/01/2019	1.56%	1.00%	06/20/2021	(400)	(10)	(34)	24
MSC	MCDX.NA.24	N/A	1.00%	06/20/2025	(150)	(1)	(5)	4
JPM	Morgan Stanley, 3.75%, 02/25/2023	0.80%	1.00%	12/20/2020	(300)	2	(7)	9
BCL	People’s Republic of China, 7.50%, 10/28/2027	0.81%	1.00%	09/20/2020	(50)	—	—	—

See accompanying Notes to Schedules of Investments.

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1),(6)	Value (5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements (continued)
Credit default swap agreements - sell protection (continued) (3)
BCL	People’s Republic of China, 7.50%, 10/28/2027	0.97%	1.00%	06/20/2021	$(1,500)	$2	$(17)	$19
BNP	People’s Republic of China, 7.50%, 10/28/2027	0.97%	1.00%	06/20/2021	(600)	1	(6)	7
CGM	People’s Republic of China, 7.50%, 10/28/2027	0.81%	1.00%	09/20/2020	(100)	1	—	1
GSC	People’s Republic of China, 7.50%, 10/28/2027	0.81%	1.00%	09/20/2020	(100)	1	—	1
GSC	People’s Republic of China, 7.50%, 10/28/2027	0.97%	1.00%	06/20/2021	(100)	1	—	1
JPM	People’s Republic of China, 7.50%, 10/28/2027	0.81%	1.00%	09/20/2020	(300)	2	—	2
JPM	People’s Republic of China, 7.50%, 10/28/2027	0.97%	1.00%	06/20/2021	(100)	—	(1)	1
MSC	People’s Republic of China, 7.50%, 10/28/2027	0.97%	1.00%	06/20/2021	(300)	1	(2)	3
UBS	People’s Republic of China, 7.50%, 10/28/2027	0.97%	1.00%	06/20/2021	(200)	—	(2)	2
BNP	Petrobras International Finance Co., 8.38%, 12/10/2018	3.26%	1.00%	06/20/2019	(100)	(6)	(8)	2
BNP	Petrobras International Finance Co., 8.38%, 12/10/2018	3.47%	1.00%	09/20/2019	(400)	(27)	(21)	(6)
BNP	Petrobras International Finance Co., 8.38%, 12/10/2018	3.64%	1.00%	12/20/2019	(400)	(31)	(44)	13
BCL	Petroleos Mexicanos, 6.63%, 06/15/2035	2.66%	1.00%	09/20/2020	(900)	(55)	(46)	(9)
GSC	Petroleos Mexicanos, 6.63%, 06/15/2035	2.66%	1.00%	09/20/2020	(250)	(16)	(13)	(3)
JPM	Prudential Financial Inc., 6.10%, 06/15/2017	1.03%	1.00%	06/20/2021	(100)	—	(1)	1
DUB	Republic of Colombia, 10.38%, 01/28/2033	1.51%	1.00%	06/20/2021	(650)	(15)	(19)	4
UBS	Republic of Colombia, 10.38%, 01/28/2033	1.51%	1.00%	06/20/2021	(650)	(15)	(19)	4
CGM	Republic of South Africa, 5.50%, 03/09/2020	2.35%	1.00%	06/20/2021	(600)	(36)	(50)	14
BNP	Sprint Communications, 8.38%, 08/15/2017	4.86%	5.00%	09/20/2020	(100)	1	(37)	38
CSI	Telecom Italia SpA, 5.38%, 01/29/2019	1.27%	1.00%	06/20/2019	(56)	—	(4)	4
CSI	Telefonica Emisiones SAU, 4.38%, 02/02/2016	1.00%	1.00%	06/20/2021	(112)	—	(6)	6
DUB	Tenet Healthcare Corp., 6.88%, 11/15/2031	2.68%	5.00%	03/20/2019	(100)	6	8	(2)
BCL	Tesco Plc, 6.00%, 12/14/2029	1.32%	1.00%	12/20/2019	(225)	(3)	(4)	1
BCL	United Mexican States, 5.95%, 03/19/2019	1.52%	1.00%	06/20/2021	(400)	(9)	(9)	—
BCL	United Mexican States, 5.95%, 03/19/2019	1.65%	1.00%	12/20/2021	(1,200)	(38)	(41)	3
BNP	United Mexican States, 5.95%, 03/19/2019	1.52%	1.00%	06/20/2021	(600)	(14)	(11)	(3)
BOA	United Mexican States, 5.95%, 03/19/2019	1.52%	1.00%	06/20/2021	(500)	(11)	(10)	(1)
BOA	United Mexican States, 5.95%, 03/19/2019	1.65%	1.00%	12/20/2021	(1,200)	(38)	(40)	2
CGM	United Mexican States, 5.95%, 03/19/2019	1.30%	1.00%	09/20/2020	(300)	(4)	(6)	2
CSI	United Mexican States, 5.95%, 03/19/2019	1.52%	1.00%	06/20/2021	(1,300)	(30)	(35)	5
GSC	United Mexican States, 5.95%, 03/19/2019	0.88%	1.00%	03/20/2019	(100)	1	1	—
GSC	United Mexican States, 5.95%, 03/19/2019	1.52%	1.00%	06/20/2021	(300)	(7)	(9)	2
JPM	United Mexican States, 5.95%, 03/19/2019	1.30%	1.00%	09/20/2020	(700)	(8)	(12)	4
MSC	United Mexican States, 5.95%, 03/19/2019	0.88%	1.00%	03/20/2019	(400)	2	3	(1)
GSC	Viacom Inc., 6.88%, 04/30/2036	0.92%	1.00%	06/20/2021	(300)	1	(15)	16
BCL	Volkswagen International Finance NV, 5.38%, 05/22/2018	0.34%	1.00%	12/20/2017	(337)	3	(6)	9
BNP	Volkswagen International Finance NV, 5.38%, 05/22/2018	0.34%	1.00%	12/20/2017	(337)	3	(6)	9
					$(39,917)	$(639)	$(974)	$335

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1)	Value (5)	Unrealized Appreciation / (Depreciation)
Centrally Cleared Credit Default Swap Agreements
Credit default swap agreements - sell protection (3)
N/A	Anadarko Petroleum Corp., 6.95%, 06/15/2019	1.72%	1.00%	06/20/2021	$(200)	$(6)	$4
N/A	Berkshire Hathaway Inc., 1.90%, 01/31/2017	0.67%	1.00%	12/20/2020	(400)	6	13
N/A	Berkshire Hathaway Inc., 1.55%, 02/09/2018	0.77%	1.00%	06/20/2021	(500)	6	—
N/A	Berkshire Hathaway Inc., 1.55%, 02/09/2018	0.86%	1.00%	12/20/2021	(900)	7	—
N/A	CDX.EM.25	N/A	1.00%	06/20/2021	(1,300)	(80)	1
N/A	CDX.EM.26	N/A	1.00%	12/20/2021	(900)	(58)	2
N/A	CDX.NA.IG.25	N/A	1.00%	12/20/2020	(38,400)	490	307
N/A	CDX.NA.IG.26	N/A	1.00%	06/20/2021	(101,350)	1,436	434
N/A	CDX.NA.IG.27	N/A	1.00%	12/20/2021	(25,300)	314	30
N/A	Hess Corp., 8.13%, 02/15/2019	2.08%	1.00%	06/20/2021	(200)	(10)	3

See accompanying Notes to Schedules of Investments.

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1)	Value (5)	Unrealized Appreciation / (Depreciation)
Centrally Cleared Credit Default Swap Agreements (continued)
Credit default swap agreements - sell protection (continued) (3)
N/A	iTraxx Europe Senior Series 25	N/A	1.00%	12/20/2021	$(1,573)	$(1)	$(1)
N/A	MetLife Inc., 4.75%, 02/08/2021	1.09%	1.00%	06/20/2021	(1,000)	(3)	3
N/A	MetLife Inc., 4.75%, 02/08/2021	1.23%	1.00%	12/20/2021	(800)	(9)	2
					$(172,823)	$2,092	$798

(1)Notional amount is stated in USD unless otherwise noted.

(2)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(4)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(5)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(7)If the Fund is a buyer of protection, the Fund pays the fixed rate.  If the Fund is a seller of protection, the Fund receives the fixed rate.

See accompanying Notes to Schedules of Investments.

JNL/PPM America Long Short Credit Fund

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 1.9%
American Airlines Pass-Through Trust, 5.60%, 07/15/20 (a)	$602	$630
American Tower Trust I, 3.07%, 03/15/23 (a)	1,170	1,219
Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.57%, 05/15/36 (a) (b)	100	102
MVW Owner Trust, 2.15%, 04/22/30 (a)	493	493
Total Non-U.S. Government Agency Asset- Backed Securities (cost $2,388)		2,444
CORPORATE BONDS AND NOTES - 55.5%
CONSUMER DISCRETIONARY - 10.6%
Beazer Homes USA Inc.
7.50%, 09/15/21	356	359
8.75%, 03/15/22 (a)	100	105
Century Intermediate Holding Co. 2, 9.75%, 02/15/19 (a) (c)	742	757
Charter Communications Operating LLC
6.38%, 10/23/35 (a)	239	282
6.83%, 10/23/55 (a)	575	693
Chinos Intermediate Holdings A Inc., 7.75%, 05/01/19 (a) (c)	459	172
DISH DBS Corp., 7.75%, 07/01/26 (a)	399	424
General Motors Co., 5.00%, 04/01/35	725	752
Gibson Brands Inc., 8.88%, 08/01/18 (a)	594	442
Hilton Domestic Operating Co. Inc., 4.25%, 09/01/24 (a)	100	102
KB Home, 7.63%, 05/15/23	583	621
Landry’s Holdings II Inc., 10.25%, 01/01/18 (a)	540	551
Landry’s Inc., 6.75%, 10/15/24 (d) (e)	217	221
Mohegan Tribal Gaming Authority, 7.88%, 10/15/24 (d) (e)	457	457
Neiman Marcus Group Ltd. Inc., 8.75%, 10/15/21 (a) (c)	644	509
New Cotai LLC, 10.63%, 05/01/19 (a) (c)	400	220
Newell Rubbermaid Inc.
4.20%, 04/01/26 (f)	89	97
5.38%, 04/01/36 (f)	335	394
PVH Corp., 4.50%, 12/15/22	325	339
Schaeffler Holding Finance BV
3.25%, 05/15/19 (a), EUR	556	635
5.75%, 11/15/21 (a), EUR	281	345
Schaeffler Verwaltung Zwei GmbH, 4.13%, 09/15/21 (a) (c)	200	202
Staples Inc., 2.75%, 01/12/18 (f)	3,000	3,028
Tenneco Inc., 5.00%, 07/15/26	200	203
Toll Brothers Finance Corp., 4.00%, 12/31/18	513	532
Wave Holdco LLC, 8.25%, 07/15/19 (a) (c)	567	570
WideOpenWest Finance LLC, 10.25%, 07/15/19	525	552
		13,564
CONSUMER STAPLES - 3.5%
Altria Group Inc.
2.63%, 09/16/26	153	155
3.88%, 09/16/46	170	177
Dr. Pepper Snapple Group Inc., 2.55%, 09/15/26	236	235
Hearthside Group Holdings LLC, 6.50%, 05/01/22 (a)	452	445
JBS Investments GmbH, 7.25%, 04/03/24 (a)	720	733
Kraft Heinz Foods Co.
3.95%, 07/15/25	264	286
5.00%, 07/15/35	439	508
5.20%, 07/15/45	180	213
4.38%, 06/01/46	184	195
Post Holdings Inc., 5.00%, 08/15/26 (a)	323	321
Reynolds American Inc., 4.45%, 06/12/25	613	684
Reynolds Group Issuer Inc., 5.75%, 10/15/20	350	361
Tyson Foods Inc., 4.88%, 08/15/34	155	172
		4,485
ENERGY - 7.0%
Antero Midstream Partners LP, 5.38%, 09/15/24 (a)	100	101
Calumet Specialty Products Partners LP, 11.50%, 01/15/21 (a)	760	870
Carrizo Oil & Gas Inc., 6.25%, 04/15/23	100	99
Chaparral Energy Inc., 0.00%, 09/01/21 (g) (h)	650	442
CITGO Holding Inc., 10.75%, 02/15/20 (a)	585	586
Columbia Pipeline Group Inc.
3.30%, 06/01/20	365	378
5.80%, 06/01/45	274	326
DCP Midstream LLC, 5.85%, 05/21/43 (a) (b)	599	497
Denbury Resources Inc., 5.50%, 05/01/22	400	287
Energy Transfer Partners LP
4.90%, 03/15/35	175	162
5.15%, 03/15/45	267	248
6.13%, 12/15/45	375	391
EnLink Midstream Partners LP, 4.15%, 06/01/25	486	466
EnQuest Plc, 7.00%, 04/15/22 (a)	884	460
EP Energy LLC, 6.38%, 06/15/23	200	119
Halcon Resources Corp., 12.00%, 02/15/22 (a)	446	446
Ithaca Energy Inc., 8.13%, 07/01/19 (d) (e)	579	527
Quicksilver Resources Inc.
0.00%, 08/15/19 (g) (h)	844	25
0.00%, 07/01/21 (e) (g) (h)	3,156	95
Regency Energy Partners LP, 5.00%, 10/01/22	275	290
Sabine Pass Liquefaction LLC
5.63%, 03/01/25	40	43
5.88%, 06/30/26 (a)	659	716
5.00%, 03/15/27 (d) (e)	275	282
Shell International Finance BV, 4.00%, 05/10/46	440	451
SM Energy Co., 6.75%, 09/15/26	400	404
Tesoro Logistics LP
6.13%, 10/15/21	100	105
6.38%, 05/01/24	124	133
		8,949
FINANCIALS - 13.3%
AerCap Ireland Capital Ltd., 4.63%, 10/30/20	517	543
Ally Financial Inc., 5.75%, 11/20/25	375	392
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26	688	737
4.90%, 02/01/46	598	717
Bank of America Corp.
6.30%, (callable at 100 beginning 03/10/26) (i)	873	948
4.20%, 08/26/24	629	665
4.00%, 01/22/25	59	61
Barclays Bank Plc, 7.75%, 04/10/23 (b)	250	262
Barclays Plc, 8.00%, (callable at 100 beginning 12/15/20) (i) (j), EUR	600	674
Cemex Finance LLC
9.38%, 10/12/22 (a)	200	220
6.00%, 04/01/24 (a)	447	458
Citigroup Inc.
6.13%, (callable at 100 beginning 11/15/20) (i)	475	494

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
6.25%, (callable at 100 beginning 08/15/26) (i)	336	362
Credit Suisse AG, 6.50%, 08/08/23 (a)	481	521
Credit Suisse Group AG, 7.50%, (callable at 100 beginning 12/11/23) (a) (i)	1,059	1,077
Diamond 1 Finance Corp.
5.45%, 06/15/23 (a)	224	240
6.02%, 06/15/26 (a)	182	200
8.35%, 07/15/46 (a)	405	485
Double Eagle Acquisition Sub Inc., 7.50%, 10/01/24 (d) (e)	154	157
Five Corners Funding Trust, 4.42%, 11/15/23 (a)	300	324
Goldman Sachs Group Inc., 5.15%, 05/22/45	300	328
HSBC Holdings Plc, 6.87%, (callable at 100 beginning 06/01/21) (i) (j)	300	314
Janus Capital Group Inc., 4.88%, 08/01/25	200	215
JPMorgan Chase & Co., 5.30%, (callable at 100 beginning 05/01/20) (i)	1,050	1,064
Mexico City Airport Trust, 4.25%, 10/31/26 (d) (e)	200	201
Morgan Stanley
4.10%, 05/22/23	1,199	1,268
3.13%, 07/27/26	580	586
4.35%, 09/08/26	418	447
Nexstar Escrow Corp., 5.63%, 08/01/24 (a)	148	149
Prudential Financial Inc., 5.87%, 09/15/42 (b)	250	276
Reynolds Group Issuer Inc., 4.13%, 07/15/21 (a) (b)	483	490
Royal Bank of Scotland Group Plc, 6.13%, 12/15/22	255	270
Stena AB, 7.00%, 02/01/24 (a)	532	439
Wells Fargo & Co., 5.87%, (callable at 100 beginning 06/15/25) (i)	660	716
Ziggo Secured Finance BV, 5.50%, 01/15/27 (a)	750	748
		17,048
HEALTH CARE - 4.8%
Actavis Funding SCS
3.85%, 06/15/24	315	335
4.75%, 03/15/45	445	488
Capsugel SA, 7.00%, 05/15/19 (a) (c)	304	305
Centene Corp., 4.75%, 05/15/22	175	181
Concordia Healthcare Corp., 7.00%, 04/15/23 (a)	280	179
Express Scripts Holding Co., 4.80%, 07/15/46	184	192
Gilead Sciences Inc.
2.95%, 03/01/27	178	180
4.80%, 04/01/44	300	335
4.15%, 03/01/47	218	224
HCA Inc., 4.25%, 10/15/19	1,403	1,462
Perrigo Finance Unltd. Co., 4.38%, 03/15/26	200	209
Tenet Healthcare Corp.
4.35%, 06/15/20 (k)	543	546
8.13%, 04/01/22	536	536
Valeant Pharmaceuticals International Inc., 5.88%, 05/15/23 (a)	309	267
WellCare Health Plans Inc., 5.75%, 11/15/20	667	689
		6,128
INDUSTRIALS - 5.6%
Aircastle Ltd.
4.63%, 12/15/18	539	562
5.00%, 04/01/23	145	152
Bombardier Inc.
4.75%, 04/15/19 (a)	396	385
7.50%, 03/15/25 (a)	300	276
CNH Industrial NV, 4.50%, 08/15/23	522	527
Florida East Coast Holdings Corp., 6.75%, 05/01/19 (a)	637	653
General Electric Co., 5.00%, (callable at 100 beginning 01/21/21) (i)	2,805	2,983
International Lease Finance Corp., 6.25%, 05/15/19	450	488
Masco Corp., 3.50%, 04/01/21	353	365
Siemens Financieringsmaatschappij NV, 2.35%, 10/15/26 (a)	750	741
		7,132
INFORMATION TECHNOLOGY - 3.1%
CDK Global Inc., 3.30%, 10/15/19	503	511
IMS Health Inc., 5.00%, 10/15/26 (a)	200	208
Microsoft Corp.
3.45%, 08/08/36	400	408
3.70%, 08/08/46	240	243
3.95%, 08/08/56	200	203
NXP BV
4.13%, 06/01/21 (a)	465	498
4.63%, 06/01/23 (a)	200	219
Oracle Corp.
2.40%, 09/15/23	600	605
3.85%, 07/15/36	100	104
SunGard Availability Services Capital Inc., 8.75%, 04/01/22 (a)	248	161
Visa Inc., 4.30%, 12/14/45	719	833
		3,993
MATERIALS - 2.9%
Anglo American Plc, 3.63%, 05/14/20 (a)	605	605
Ardagh Packaging Finance Plc, 3.85%, 12/15/19 (a) (b)	1,000	1,014
FMG Resources August 2006 Pty Ltd.
9.75%, 03/01/22 (a)	160	185
6.88%, 04/01/22 (a)	250	259
Freeport-McMoRan Copper & Gold Inc., 3.88%, 03/15/23	151	137
Freeport-McMoRan Inc.
4.55%, 11/14/24	392	355
5.40%, 11/14/34	646	536
Hexion US Finance Corp., 6.63%, 04/15/20	500	439
Platform Specialty Products Corp., 10.38%, 05/01/21 (a)	120	129
Samarco Mineracao SA, 5.38%, 09/26/24 (a)	240	83
		3,742
TELECOMMUNICATION SERVICES - 2.6%
Numericable Group SA, 5.38%, 05/15/22 (a), EUR	400	464
Numericable-SFR SA, 7.38%, 05/01/26 (a)	522	534
SES Global Americas Holdings GP, 5.30%, 03/25/44 (a)	203	193
Sprint Corp., 7.13%, 06/15/24	175	171
T-Mobile USA Inc., 6.50%, 01/15/26	154	170
Verizon Communications Inc.
4.27%, 01/15/36	829	865
5.01%, 08/21/54	518	574
Wind Acquisition Finance SA, 3.70%, 07/15/20 (a) (b), EUR	375	421
		3,392
UTILITIES - 2.1%
Enel SpA, 8.75%, 09/24/73 (b) (d) (e)	276	322
Exelon Corp., 5.10%, 06/15/45	513	597
FirstEnergy Corp., 7.38%, 11/15/31	525	682
FirstEnergy Transmission LLC, 5.45%, 07/15/44 (a)	197	221

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
GenOn Energy Inc., 9.50%, 10/15/18	500	395
Talen Energy Corp., 6.50%, 06/01/25	213	171
Wisconsin Energy Corp., 3.55%, 06/15/25	256	275
		2,663
Total Corporate Bonds and Notes (cost $70,396)		71,096

VARIABLE RATE SENIOR LOAN INTERESTS - 29.9% (b)
CONSUMER DISCRETIONARY - 11.2%
1011778 B.C. Unltd. Liability Co. Term Loan B-2, 3.75%, 12/10/21	1,237	1,245
AMAYA Holdings BV 1st Lien Term Loan, 5.00%, 07/29/21	861	860
ARAMARK Services Inc. Term Loan E, 3.25%, 09/21/19	561	564
Caesars Growth Properties Holdings LLC Term Loan, 6.25%, 04/10/21	491	484
Charter Communications Operating LLC Term Loan H, 3.25%, 07/23/23	311	312
Charter Communications Operating LLC Term Loan I, 3.50%, 01/24/23	187	188
Citycenter Holdings LLC Term Loan B, 4.25%, 10/09/20	738	743
Cowlitz Tribal Gaming Authority Term Loan, 11.50%, 12/01/21 (l)	620	657
Four Seasons Holdings Inc. 1st Lien Term Loan, 5.25%, 06/27/20	745	749
Garda World Security Corp. Delayed Draw Term Loan, 4.00%, 11/05/20	—	—
Garda World Security Corp. Term Loan B, 4.00%, 11/05/20	287	284
Hilton Worldwide Finance LLC Term Loan B-2, 3.03%, 10/25/23	1,064	1,069
Liberty Cablevision of Puerto Rico LLC 1st Lien Term Loan, 4.50%, 12/24/21	900	887
McGraw-Hill Global Education Holdings LLC Term Loan B, 5.00%, 05/02/22	500	503
MGM Growth Properties Operating Partnership LP Term Loan B, 4.00%, 04/15/23	387	390
MGOC Inc. Term Loan B, 4.00%, 07/31/20	939	940
Mohegan Tribal Gaming Authority Term Loan B, 5.50%, 11/05/19	765	765
Outfront Media Capital LLC Term Loan B, 3.00%, 01/16/21	525	527
PetSmart Inc. Term Loan B-1, 4.25%, 03/10/22	584	584
Scientific Games International Inc. Term Loan B-2, 6.00%, 09/17/21	829	830
Seminole Hard Rock Entertainment Inc. Term Loan B, 3.50%, 05/15/20	977	978
UFC Holdings LLC 1st Lien Term Loan, 8.50%, 07/22/23	200	202
UFC Holdings LLC 2nd Lien Term Loan, 8.50%, 07/26/24	100	101
Univision Communications Inc. Term Loan C-3, 4.00%, 03/01/20	499	500
		14,362
CONSUMER STAPLES - 2.2%
Albertsons LLC Term Loan B-6, 4.75%, 05/23/23	399	403
Dole Food Co. Inc. Term Loan B, 4.50%, 10/25/18	855	857
Maple Holdings Acquisition Corp. Term Loan B, 5.25%, 02/09/23	645	652
Pinnacle Foods Finance LLC Incremental Term Loan H, 3.25%, 04/29/20	571	573
Pinnacle Foods Finance LLC Term Loan I, 3.27%, 07/27/23	287	289
		2,774
ENERGY - 4.1%
Arch Coal Inc. Term Loan B, 0.00%, 05/14/18 (e) (g) (h)	977	746
Chesapeake Energy Corp. Term Loan, 8.50%, 08/25/21	565	593
CITGO Holding Inc. Term Loan B, 9.50%, 05/09/18	272	275
Drillships Financing Holding Inc. Term Loan B-1, 6.00%, 03/31/21	500	249
Drillships Ocean Ventures Inc. Term Loan B, 5.50%, 07/18/21	200	138
EFS Cogen Holdings I LLC Term Loan B, 5.25%, 06/30/23	290	293
Energy Future Intermediate Holding Co. LLC DIP Term Loan, 4.25%, 12/19/16	1,258	1,267
EP Energy LLC Term Loan, 9.75%, 06/30/21 (l)	359	352
Fieldwood Energy LLC 1st Lien Term Loan
3.88%, 09/28/18	667	574
8.00%, 08/31/20	54	44
8.38%, 09/24/20	91	63
Fieldwood Energy LLC 2nd Lien Term Loan, 8.38%, 09/24/20 (e)	109	42
Samson Investment Co. 2nd Lien Term Loan, 0.00%, 09/25/18 (e) (g) (h)	750	206
Seventy Seven Operating LLC Term Loan B, 0.00%, 06/25/20 (e) (g) (h)	490	422
		5,264
FINANCIALS - 1.0%
Guggenheim Partners LLC Term Loan, 4.25%, 07/17/20	766	769
Toys R Us Property Co. I LLC Term Loan B, 6.00%, 08/21/19	589	555
		1,324
HEALTH CARE - 2.3%
AmSurg Corp. 1st Lien Term Loan B, 3.50%, 07/08/21	740	740
DaVita HealthCare Partners Inc. Term Loan B, 3.50%, 06/20/21	929	934
InVentiv Health Inc. Term Loan B, 5.25%, 09/29/23	526	527
Valeant Pharmaceuticals International Inc. Term Loan B, 5.50%, 03/13/22	760	762
		2,963
INDUSTRIALS - 2.3%
Commercial Barge Line Co. 1st Lien Term Loan, 9.75%, 11/06/20	343	331
Delta Airlines Inc. Term Loan B-1, 3.25%, 10/18/18	1,043	1,049
Harbor Freight Tools USA Inc. Term Loan B, 4.00%, 08/15/23	698	701
TransDigm Inc. Term Loan D, 3.75%, 05/22/21	882	881
		2,962
INFORMATION TECHNOLOGY - 1.2%
Avago Technologies Cayman Ltd. Term Loan B-3, 3.52%, 02/01/23	610	616
BMC Software Finance Inc. Term Loan, 5.00%, 08/09/20	408	393
Western Digital Corp. Term Loan B-1, 4.50%, 04/29/23	542	547
		1,556

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
MATERIALS - 3.4%
Berry Plastics Holding Corp. Term Loan D, 3.50%, 01/29/20	805	805
FMG Resources (August 2006) Pty Ltd. Term Loan B, 3.75%, 06/30/19	805	804
GCP Applied Technologies Inc. Term Loan B, 4.00%, 02/03/22	319	322
Kraton Polymers LLC Term Loan B, 6.00%, 01/06/22	600	605
MacDermid Inc. Term Loan B-2, 5.50%, 06/07/20	152	152
MacDermid Inc. Term Loan B-3, 5.50%, 06/07/20	497	499
Solenis International LP 1st Lien Term Loan, 4.25%, 07/02/21	683	681
Stardust Finance Holdings Inc. Senior Lien Term Loan, 6.50%, 03/05/22	458	455
		4,323
REAL ESTATE - 0.2%
ESH Hospitality Inc. Term Loan B, 3.75%, 08/15/23	245	247

TELECOMMUNICATION SERVICES - 1.6%
Neptune Finco Corp. Term Loan B, 5.00%, 09/16/22	848	849
Numericable U.S. LLC Term Loan B-7, 5.00%, 01/08/24	399	402
T-Mobile USA Inc. Term Loan B, 3.50%, 11/03/22	808	815
		2,066
UTILITIES - 0.4%
Texas Competitive Electric Holdings Co. LLC DIP Term Loan B, 5.00%, 10/31/17	422	425
Texas Competitive Electric Holdings Co. LLC DIP Term Loan C, 5.00%, 10/31/17	96	97
		522
Total Variable Rate Senior Loan Interests (cost $39,013)		38,363

PREFERRED STOCKS - 0.8%
ENERGY - 0.4%
NuStar Logistics LP, 7.62%, (callable at 25 beginning 01/15/18)	19	486

FINANCIALS - 0.4%
State Street Corp., 5.35%, (callable at 25 beginning 03/15/26) (i)	19	509
Total Preferred Stocks (cost $997)		995

INVESTMENT COMPANIES - 0.3%
Kayne Anderson MLP Investment Co.	8	160
PIMCO Dynamic Credit Income Fund	11	222
Total Investment Companies (cost $505)		382

SHORT TERM INVESTMENTS - 7.4%
Investment Company - 7.4%
JNL Money Market Fund, 0.24% (k) (m)	9,448	9,448
Total Short Term Investments (cost $9,448)		9,448

Total Investments - 95.8% (cost $122,747)		122,728
Other Assets and Liabilities, Net - 4.2%		5,359
Total Net Assets - 100.0%		$128,087

(a)                                 The Sub-Adviser has deemed this security which is exempt from registration under the 1933 Act to be liquid based on procedures approved by the Board.  As of September 30, 2016, the aggregate value of these liquid securities was $26,980 which represented 21.1% of net assets

(b)                                 Variable rate securities. Rate stated was in effect as of September 30, 2016.

(c)                                  Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.

(d)                                 Security is restricted to resale to institutional investors.  See Restricted Securities in these Schedules of Investments.

(e)                                  The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Board.

(f)                                   The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(g)                                  Security is in default relating to principal and interest.

(h)                                 Non-income producing security.

(i)                                     Perpetual security.

(j)                                    Convertible security.

(k)                                 Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2016.

(l)                                     Security fair valued in good faith in accordance with the procedures approved by the Board. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurement” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurement” in the Notes to Schedules of Investments.

(m)                             Investment in affiliate.

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

September 30, 2016

Restricted Securities - The Fund invests in securities that are restricted under the 1933 Act or which are subject to legal, contractual, or other agreed upon restrictions on resale.  Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act.  As of September 30, 2016, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act which are deemed to be liquid, as follows:

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
Double Eagle Acquisition Sub Inc., 7.50%, 10/01/24	09/29/2016	$154	$157	0.1%
Enel SpA, 8.75%, 09/24/73	09/18/2013	274	322	0.2
Ithaca Energy Inc., 8.13%, 07/01/19	06/30/2015	579	527	0.4
Landry’s Inc., 6.75%, 10/15/24	09/20/2016	219	221	0.2
Mexico City Airport Trust, 4.25%, 10/31/26	09/22/2016	198	201	0.2
Mohegan Tribal Gaming Authority, 7.88%, 10/15/24	09/29/2016	453	457	0.4
Sabine Pass Liquefaction LLC, 5.00%, 03/15/27	09/19/2016	275	282	0.2
		$2,152	$2,167	1.7%

Schedule of Open Futures Contracts

	Expiration	Contracts Short	Unrealized Appreciation / (Depreciation)
Euro FX Currency Future	December 2016	(17)	$4
U.S. Treasury Long Bond Future	December 2016	(31)	22
U.S. Treasury Note Future, 10-Year	December 2016	(201)	(132)
U.S. Treasury Note Future, 2-Year	December 2016	(12)	(5)
U.S. Treasury Note Future, 5-Year	December 2016	(172)	(102)
Ultra Long Term U.S. Treasury Bond Future	December 2016	(27)	21
			$(192)

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (6)	Expiration Date	Notional Amount (1),(5)	Value	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements
Credit default swap agreements - purchase protection (2)
JPM	Capital One Bank USA Corp., 2.25%, 02/13/2019	N/A	1.00%	12/20/2021	$2,500	$(68)	$(63)	$(5)
CGM	Carnival Corp., 6.65%, 01/15/2028	N/A	1.00%	12/20/2021	3,000	(46)	(39)	(7)
JPM	Conagra Foods Inc., 7.00%, 10/01/2028	N/A	1.00%	12/20/2021	3,000	(38)	(22)	(16)
CGM	Marriott International Inc., 3.00%, 03/01/2019	N/A	1.00%	12/20/2021	2,500	(52)	(51)	(1)
JPM	Quest Diagnostics Inc., 2.50%, 03/20/2020	N/A	1.00%	12/20/2021	3,000	(74)	(73)	(1)
CGM	Staples Inc., 2.75%, 01/12/2018	N/A	1.00%	03/20/2018	3,000	(24)	(7)	(17)
					$17,000	$(302)	$(255)	$(47)
Credit default swap agreements - sell protection (3)
JPM	Citigroup Inc., 6.13%, 05/15/2018	0.86%	1.00%	12/20/2021	$(2,500)	$19	$25	$(6)
CGM	Host Hotels & Resorts LP, 4.75%, 03/01/2023	1.14%	1.00%	12/20/2021	(2,500)	(16)	(17)	1
CGM	Royal Caribbean Cruises, 5.25%, 11/15/2022	2.07%	5.00%	12/20/2021	(3,000)	432	402	30
					$(8,000)	$435	$410	$25

Counterparty	Reference Obligation	Fixed Received / Pay Rate (6)	Expiration Date	Notional Amount (5)	Value	Unrealized Appreciation / (Depreciation)
Centrally Cleared Credit Default Swap Agreement
Credit default swap agreement - purchase protection (2)
N/A	CDX.NA.IG.27	1.00%	12/20/2021	$4,000	$(50)	$(3)

(1)Notional amount is stated in USD.

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2016

(2)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced underlying securities comprising the referenced index.

(4)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(5)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(6)If the Fund is a buyer of protection, the Fund pays the fixed rate.  If the Fund is a seller of protection, the Fund receives the fixed rate.

See accompanying Notes to Schedules of Investments.

JNL/T. Rowe Price Capital Appreciation Fund

	Shares/Par †	Value
COMMON STOCKS - 61.7%

CONSUMER DISCRETIONARY - 8.3%
Amazon.com Inc. (a)	22	$18,170
ARAMARK Corp.	148	5,617
AutoZone Inc. (a) (b)	24	18,114
Comcast Corp. - Class A (b)	268	17,766
Compass Group Plc	31	605
Johnson Controls International Plc	381	17,728
Liberty Global Plc - Class C (a)	357	11,779
Lowe’s Cos. Inc. (b)	120	8,672
O’Reilly Automotive Inc. (a)	4	1,204
		99,655
CONSUMER STAPLES - 8.7%
Altria Group Inc. (b)	235	14,865
CVS Health Corp. (b)	196	17,398
Kraft Heinz Foods Co.	81	7,283
Mondelez International Inc. - Class A	335	14,704
PepsiCo Inc. (b)	145	15,823
Philip Morris International Inc. (b)	169	16,459
Walgreens Boots Alliance Inc.	217	17,507
		104,039
ENERGY - 0.6%
Canadian Natural Resources Ltd.	210	6,712

FINANCIALS - 8.4%
Bank of New York Mellon Corp. (b)	633	25,252
Julius Baer Group Ltd.	116	4,749
Marsh & McLennan Cos. Inc.	621	41,779
State Street Corp.	81	5,624
Willis Towers Watson Plc	173	22,956
		100,360
HEALTH CARE - 17.9%
Abbott Laboratories	563	23,805
Aetna Inc.	146	16,879
Allergan Plc (a) (b)	10	2,303
Becton Dickinson & Co.	132	23,640
Biogen Inc. (a)	15	4,557
CIGNA Corp.	76	9,930
Danaher Corp. (b)	413	32,356
Henry Schein Inc. (a)	14	2,261
Humana Inc.	38	6,636
PerkinElmer Inc.	237	13,305
Pfizer Inc. (b)	201	6,818
Thermo Fisher Scientific Inc. (b)	232	36,823
UnitedHealth Group Inc. (b)	113	15,834
Zoetis Inc. - Class A (b)	358	18,630
		213,777
INDUSTRIALS - 4.5%
Boeing Co. (b)	27	3,583
Capita Group Plc	454	3,930
Fortive Corp.	170	8,634
IDEX Corp.	18	1,647
IHS Markit Ltd. (a)	165	6,201
Pentair Plc	198	12,691
Relx Plc	119	2,264
Roper Industries Inc.	50	9,057
Sensata Technologies Holding NV (a)	138	5,349
		53,356
INFORMATION TECHNOLOGY - 9.0%
Alphabet Inc. - Class A (a) (b)	4	2,895
Alphabet Inc. - Class C (a) (b)	31	23,944
Apple Inc. (b)	108	12,221
Fiserv Inc. (a)	162	16,134
FleetCor Technologies Inc. (a)	33	5,801
MasterCard Inc. - Class A	32	3,264
Microsoft Corp. (b)	518	29,825
Texas Instruments Inc. (b)	38	2,632
Visa Inc. - Class A (b)	133	11,005
		107,721
MATERIALS - 0.6%
LyondellBasell Industries NV - Class A (b)	95	7,687

REAL ESTATE - 0.6%
American Tower Corp. (b)	60	6,743

TELECOMMUNICATION SERVICES - 0.7%
SBA Communications Corp. (a)	71	7,949

UTILITIES - 2.4%
Edison International	51	3,705
PG&E Corp.	414	25,354
		29,059
Total Common Stocks (cost $683,098)		737,058

PREFERRED STOCKS - 1.2%

FINANCIALS - 0.3%
Charles Schwab Corp., 5.95%, (callable at 25 beginning 06/01/21) (c)	4	109
State Street Corp., 5.35%, (callable at 25 beginning 03/15/26) (c)	10	268
State Street Corp., 6.00%, (callable at 25 beginning 12/15/19) (c)	28	750
Wells Fargo & Co., 7.50% - Series L (c)	2	2,682
		3,809
REAL ESTATE - 0.6%
American Tower Corp., 5.50%, 02/15/18	60	6,577

UTILITIES - 0.3%
NextEra Energy Inc., 6.12%, 09/01/19	79	3,924
Total Preferred Stocks (cost $13,632)		14,310

TRUST PREFERREDS - 0.5%

UTILITIES - 0.5%
SCE Trust I, 5.62%, (callable at 25 beginning 06/15/17) (c)	82	2,086
SCE Trust II, 5.10%, (callable at 25 beginning 03/15/18) (c)	—	7
SCE Trust III, 5.75%, (callable at 25 beginning 03/15/24) (c) (d)	8	251
SCE Trust IV, 5.37%, (callable at 25 beginning 09/15/25) (c) (d)	78	2,248
SCE Trust V, 5.45%, (callable at 25 beginning 03/15/26) (c) (d)	25	742
Total Trust Preferreds (cost $4,946)		5,334

INVESTMENT COMPANIES - 0.1%
T. Rowe Price Institutional Floating Rate Fund (e)	109	1,097
Total Investment Companies (cost $1,120)		1,097

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.1%
Continental Airlines Inc. Pass-Through Trust, 4.15%, 04/11/24	$17	18
DB Master Finance LLC, 3.26%, 02/20/19 (f)	94	94

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Taco Bell Funding LLC, 3.83%, 05/26/20 (f)	915	928
Wendys Funding LLC, 3.37%, 06/15/45 (f)	198	199
Total Non-U.S. Government Agency Asset- Backed Securities (cost $1,224)		1,239

CORPORATE BONDS AND NOTES - 22.4%

CONSUMER DISCRETIONARY - 4.8%
Amazon.com Inc., 2.60%, 12/05/19	2,965	3,078
AutoZone Inc.
1.63%, 04/21/19	120	120
2.50%, 04/15/21	590	601
CCO Holdings LLC
6.63%, 01/31/22	2,600	2,723
5.25%, 09/30/22	2,825	2,952
5.75%, 09/01/23	1,070	1,133
5.88%, 04/01/24 (f)	400	427
Cedar Fair LP, 5.25%, 03/15/21	1,489	1,541
Cequel Communications Escrow I LLC, 6.38%, 09/15/20 (f)	2,575	2,652
Charter Communications Operating LLC, 3.58%, 07/23/20 (f)	675	706
COX Communications Inc., 6.25%, 06/01/18 (f)	65	69
DISH DBS Corp.
4.63%, 07/15/17	1,300	1,323
4.25%, 04/01/18	350	359
Dollar Tree Inc., 5.75%, 03/01/23	2,275	2,448
Hilton Domestic Operating Co. Inc., 4.25%, 09/01/24 (f)	550	561
Hilton Worldwide Finance LLC, 5.63%, 10/15/21	1,750	1,803
L Brands Inc.
8.50%, 06/15/19	1,555	1,815
6.63%, 04/01/21	2,670	3,077
Lamar Media Corp., 5.88%, 02/01/22	450	469
Levi Strauss & Co., 6.88%, 05/01/22	1,425	1,511
Limited Brands Inc., 7.00%, 05/01/20	925	1,066
McDonald’s Corp., 2.10%, 12/07/18	85	86
Service Corp. International, 5.38%, 05/15/24	175	186
Sirius XM Radio Inc.
5.88%, 10/01/20 (f)	125	129
5.75%, 08/01/21 (f)	900	942
6.00%, 07/15/24 (f)	1,200	1,280
Six Flags Entertainment Corp., 5.25%, 01/15/21 (f)	5,800	5,988
Suburban Propane Partners LP, 7.38%, 08/01/21	750	780
Tesla Motors Inc., 1.25%, 03/01/21 (g)	1,309	1,119
Time Warner Cable Inc.
5.85%, 05/01/17	855	876
6.75%, 07/01/18	1,775	1,929
Unitymedia Hessen GmbH & Co. KG, 5.50%, 01/15/23 (f)	4,850	5,020
Unitymedia KabelBW GmbH, 6.13%, 01/15/25 (f)	2,350	2,465
UPC Holding BV, 6.38%, 09/15/22 (f), EUR	1,275	1,518
Yum! Brands Inc.
6.25%, 03/15/18	125	133
5.30%, 09/15/19	125	135
3.88%, 11/01/20	850	874
3.75%, 11/01/21 (d)	3,226	3,274
3.88%, 11/01/23	400	394
		57,562
CONSUMER STAPLES - 0.9%
B&G Foods Inc., 4.63%, 06/01/21	825	850
Kroger Co., 2.00%, 01/15/19	320	324
PepsiCo Inc., 1.25%, 04/30/18	370	371
Reynolds Group Holdings Inc., 6.88%, 02/15/21	400	415
Reynolds Group Issuer Inc., 5.75%, 10/15/20	3,276	3,378
Rite Aid Corp.
9.25%, 03/15/20	1,480	1,561
6.75%, 06/15/21	1,780	1,878
Spectrum Brands Inc., 6.63%, 11/15/22	850	920
TreeHouse Foods Inc., 6.00%, 02/15/24 (f)	200	215
Walgreens Boots Alliance Inc., 1.75%, 05/30/18	1,215	1,222
		11,134
ENERGY - 2.5%
Canadian Natural Resources Ltd., 1.75%, 01/15/18	550	549
Chevron Corp., 1.37%, 03/02/18	1,750	1,753
Concho Resources Inc.
6.50%, 01/15/22	1,625	1,686
5.50%, 10/01/22	875	908
5.50%, 04/01/23	3,425	3,532
Diamondback Energy Inc., 7.63%, 10/01/21 (d)	1,750	1,855
EQT Corp., 8.13%, 06/01/19	180	206
Matador Resources Co., 6.88%, 04/15/23	725	751
MPLX LP
5.50%, 02/15/23	3,200	3,307
4.50%, 07/15/23	4,950	5,048
4.88%, 12/01/24	1,000	1,035
Range Resources Corp.
5.75%, 06/01/21 (f)	975	987
5.00%, 08/15/22 (f)	554	551
5.00%, 03/15/23 (d) (f)	1,769	1,729
4.88%, 05/15/25	875	840
Targa Resources Partners LP
4.13%, 11/15/19	575	583
6.88%, 02/01/21 (d)	1,800	1,859
5.25%, 05/01/23	1,275	1,291
4.25%, 11/15/23	1,000	966
		29,436
FINANCIALS - 4.4%
American Honda Finance Corp., 0.95%, 05/05/17	925	925
AmeriGas Finance LLC, 7.00%, 05/20/22	3,405	3,601
Anheuser-Busch InBev Finance Inc.
1.90%, 02/01/19	630	636
2.02%, 02/01/21 (h)	850	872
2.65%, 02/01/21	385	397
Bank of New York Mellon Corp.
4.63%, (callable at 100 beginning 09/20/26) (c)	1,225	1,207
4.95%, (callable at 100 beginning 06/20/20) (c)	3,075	3,137
Caterpillar Financial Services Corp.
1.25%, 11/06/17	1,140	1,140
2.25%, 12/01/19	360	368
CNH Capital LLC
6.25%, 11/01/16	1,800	1,806
3.25%, 02/01/17	1,075	1,079
3.63%, 04/15/18	2,200	2,233
Ford Motor Credit Co. LLC
4.25%, 02/03/17	200	202
1.46%, 03/27/17	2,245	2,248
1.48%, 03/27/17 (h)	3,000	3,002
6.63%, 08/15/17	900	939
1.36%, 09/08/17 (h)	1,100	1,100
1.41%, 12/06/17 (h)	2,625	2,616
1.72%, 12/06/17	650	651
2.15%, 01/09/18	850	854

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
5.00%, 05/15/18	550	577
2.38%, 03/12/19	1,700	1,720
2.60%, 11/04/19	2,175	2,209
HUB International Ltd.
9.25%, 02/15/21 (f)	550	572
7.88%, 10/01/21 (f)	4,145	4,228
JPMorgan Chase & Co., 5.30%, (callable at 100 beginning 05/01/20) (c)	3,605	3,655
Marsh & McLennan Cos. Inc.
2.35%, 03/06/20	440	448
3.30%, 03/14/23	180	189
MSCI Inc.
5.25%, 11/15/24 (f)	475	503
5.75%, 08/15/25 (f)	875	934
National Rural Utilities Cooperative Finance Corp., 0.95%, 04/24/17	560	559
Reynolds Group Issuer Inc., 4.13%, 07/15/21 (f) (h)	2,025	2,055
Shell International Finance BV, 1.27%, 05/11/20 (h)	465	466
State Street Corp., 5.25%, (callable at 100 beginning 09/15/20) (c)	1,275	1,342
Trinity Acquisition Plc, 4.40%, 03/15/26	630	660
Ziggo Secured Finance BV, 5.50%, 01/15/27 (f)	3,275	3,267
		52,397
HEALTH CARE - 3.5%
Becton Dickinson & Co.
1.80%, 12/15/17	1,340	1,346
2.68%, 12/15/19	980	1,012
Centene Corp.
5.75%, 06/01/17	700	716
5.63%, 02/15/21	1,467	1,559
4.75%, 05/15/22	950	981
6.13%, 02/15/24	2,200	2,387
DaVita HealthCare Partners Inc., 5.75%, 08/15/22	7,175	7,516
Eli Lilly & Co., 1.25%, 03/01/18	745	747
Fresenius Medical Care US Finance II Inc.
5.63%, 07/31/19 (f)	2,956	3,207
5.88%, 01/31/22 (f)	1,825	2,067
Fresenius Medical Care US Finance Inc., 5.75%, 02/15/21 (f)	380	425
Grifols Worldwide Operations Ltd., 5.25%, 04/01/22	1,075	1,113
HCA Inc.
8.00%, 10/01/18	2,745	3,064
3.75%, 03/15/19	450	464
4.25%, 10/15/19	450	469
6.50%, 02/15/20	4,716	5,223
Hologic Inc., 5.25%, 07/15/22	1,625	1,724
Johnson & Johnson, 1.13%, 11/21/17 (d)	695	696
Medtronic Inc.
1.50%, 03/15/18	1,555	1,562
2.50%, 03/15/20	985	1,019
Pfizer Inc., 1.20%, 06/01/18	2,950	2,955
Teleflex Inc., 4.88%, 06/01/26	275	285
UnitedHealth Group Inc., 1.40%, 12/15/17	765	767
WellCare Health Plans Inc., 5.75%, 11/15/20	1,050	1,084
		42,388
INDUSTRIALS - 0.5%
Amphenol Corp., 1.55%, 09/15/17	375	376
Case New Holland Inc., 7.88%, 12/01/17	212	225
CNH Industrial Capital LLC, 3.88%, 07/16/18	700	712
Fortive Corp., 1.80%, 06/15/19 (f)	105	105
IHS Markit Ltd., 5.00%, 11/01/22 (f)	2,090	2,212
Iron Mountain Inc., 5.75%, 08/15/24	1,425	1,464
Manitowoc Foodservice Inc., 9.50%, 02/15/24	150	171
Moog Inc., 5.25%, 12/01/22 (f)	525	543
		5,808
INFORMATION TECHNOLOGY - 1.5%
Fiserv Inc., 2.70%, 06/01/20	1,725	1,779
Harris Corp., 2.00%, 04/27/18	570	573
IMS Health Inc., 6.00%, 11/01/20 (d) (f)	829	841
NXP BV
3.75%, 06/01/18 (f)	7,725	7,947
4.13%, 06/15/20 (f)	200	212
5.75%, 02/15/21 (f)	2,850	2,975
Visa Inc., 1.20%, 12/14/17	3,390	3,398
		17,725
MATERIALS - 0.2%
Beverage Packaging Holdings Luxembourg II SA, 5.63%, 12/15/16 (f)	600	601
Cytec Industries Inc., 3.95%, 05/01/25	1,255	1,268
Ecolab Inc., 2.00%, 01/14/19	535	541
		2,410
REAL ESTATE - 0.8%
American Tower Corp., 3.30%, 02/15/21	800	836
CBRE Services Inc., 5.00%, 03/15/23	225	237
Crown Castle International Corp.
4.88%, 04/15/22	1,475	1,645
5.25%, 01/15/23	3,475	3,935
Iron Mountain Inc.
6.00%, 10/01/20 (f)	2,175	2,295
4.38%, 06/01/21 (f)	400	415
		9,363
TELECOMMUNICATION SERVICES - 2.9%
Level 3 Financing Inc.
5.38%, 08/15/22	1,125	1,176
5.63%, 02/01/23	950	987
Lynx I Corp.
5.38%, 04/15/21 (f)	5,625	5,864
6.00%, 04/15/21 (f), GBP	113	151
MetroPCS Wireless Inc., 6.63%, 11/15/20	1,350	1,387
SBA Communications Corp.
5.63%, 10/01/19	1,650	1,696
4.88%, 07/15/22	2,832	2,931
4.88%, 09/01/24 (f)	5,350	5,390
T-Mobile USA Inc.
5.25%, 09/01/18	200	203
6.54%, 04/28/20	4,200	4,342
Telesat Canada Inc., 6.00%, 05/15/17 (f)	960	960
UPCB Finance VI Ltd., 6.88%, 01/15/22 (f)	7,080	7,416
Virgin Media Finance Plc, 6.00%, 10/15/24 (f)	375	388
Virgin Media Secured Finance Plc, 5.25%, 01/15/26 (f)	1,800	1,827
		34,718
UTILITIES - 0.4%
Berkshire Hathaway Energy Co., 2.40%, 02/01/20	605	620
CMS Energy Corp.
6.55%, 07/17/17	410	426
8.75%, 06/15/19	50	59
Dominion Resources Inc., 2.96%, 07/01/19 (i)	170	174
Southern California Gas Co., 3.20%, 06/15/25	825	880
Southern Co.
1.55%, 07/01/18	1,180	1,185
1.85%, 07/01/19	620	625

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Virginia Electric & Power Co., 3.15%, 01/15/26	345	365
		4,334
Total Corporate Bonds and Notes (cost $263,086)		267,275

VARIABLE RATE SENIOR LOAN INTERESTS - 3.5% (h)

CONSUMER DISCRETIONARY - 0.7%
1011778 B.C. Unltd. Liability Co. Term Loan B-2, 3.75%, 12/10/21	725	730
Charter Communications Operating LLC Term Loan E, 3.00%, 07/01/20	1,242	1,245
Charter Communications Operating LLC Term Loan F, 3.00%, 01/31/21	597	599
Dollar Tree Inc. Term Loan B-2, 0.00%, 07/06/22 (j)	75	76
Hilton Worldwide Finance LLC Term Loan B-2, 3.03%, 10/25/23	1,489	1,497
Kasima LLC Term Loan B, 3.25%, 05/17/21	318	319
Yum! Brands Inc. 1st Lien Term Loan B, 3.28%, 05/23/23	3,600	3,622
		8,088
CONSUMER STAPLES - 0.4%
Charger OpCo BV Term Loan B-1, 4.25%, 05/09/21	2,246	2,254
Pinnacle Foods Finance LLC Incremental Term Loan H, 3.25%, 04/29/20	944	947
Pinnacle Foods Finance LLC Term Loan G, 3.00%, 04/15/20	1,100	1,105
		4,306
FINANCIALS - 1.1%
Hub International Ltd. Term Loan B, 4.00%, 09/16/20	7,490	7,490
UPC Financing Partnership Term Loan AN, 4.08%, 07/25/24	5,950	5,969

HEALTH CARE - 0.2%
DaVita HealthCare Partners Inc. Term Loan B, 3.50%, 06/20/21	2,574	2,585

INDUSTRIALS - 0.1%
Manitowoc Foodservice Inc. Term Loan B, 5.75%, 01/26/23	1,267	1,281

INFORMATION TECHNOLOGY - 0.4%
Avago Technologies Cayman Ltd. Term Loan B-3, 3.52%, 02/01/23	349	353
Kronos Inc. 2nd Lien Term Loan, 9.75%, 04/30/20	1,800	1,828
Kronos Inc. Incremental Term Loan, 4.50%, 10/31/19	1,833	1,837
NXP BV Term Loan B, 3.75%, 10/30/20	720	723
		4,741
TELECOMMUNICATION SERVICES - 0.6%
Intelsat Jackson Holdings SA Term Loan B-2, 3.75%, 06/30/19	6,275	5,960
Telesat Canada Term Loan B-2, 3.50%, 03/28/19	1,583	1,583
		7,543
Total Variable Rate Senior Loan Interests (cost $41,804)		42,003

SHORT TERM INVESTMENTS - 11.3%
Investment Companies - 10.8%
JNL Money Market Fund, 0.24% (e) (k)	5,012	5,012
T. Rowe Price Reserves Investment Fund, 0.31% (e) (k)	124,152	124,152
		129,164
Securities Lending Collateral - 0.5%
State Street Navigator Securities Lending Prime Portfolio, 0.47% (k)	6,078	6,078
Total Short Term Investments (cost $135,242)		135,242
Total Investments - 100.8% (cost $1,144,152)		1,203,558
Other Assets and Liabilities, Net - (0.8%)		(9,513)
Total Net Assets - 100.0%		$1,194,045

(a)              Non-income producing security.

(b)              All or a portion of the security is subject to written call option.

(c)               Perpetual security.

(d)              All or a portion of the security was on loan.

(e)               Investment in affiliate.

(f)                The Sub-Adviser has deemed this security which is exempt from registration under the 1933 Act to be liquid based on procedures approved by the Board.  As of September 30, 2016, the aggregate value of these liquid securities was $83,861 which represented 7.0% of net assets.

(g)               Convertible security.

(h)              Variable rate securities. Rate stated was in effect as of September 30, 2016.

(i)                  Security is a “step-up” bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2016.

(j)                 This variable rate senior loan will settle after September 30, 2016, at which time the interest rate will be determined.

(k)              Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2016.

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

September 30, 2016

Schedule of Written Call Options

	Expiration Date	Exercise Price/Rate	Contracts	Value
Options on Securities
Allergan Plc, CGM	01/20/2017	270.00	44	$(11)
Allergan Plc, DUB	01/20/2017	270.00	35	(9)
Alphabet Inc. - Class A, DUB	01/20/2017	900.00	20	(10)
Alphabet Inc. - Class A, DUB	01/20/2017	800.00	10	(39)
Alphabet Inc. - Class C, CGM	01/19/2018	940.00	20	(50)
Alphabet Inc. - Class C, CGM	01/19/2018	920.00	20	(60)
Alphabet Inc. - Class C, CGM	01/19/2018	880.00	20	(82)
Alphabet Inc. - Class C, DUB	01/20/2017	840.00	12	(13)
Alphabet Inc. - Class C, DUB	01/20/2017	820.00	12	(19)
Alphabet Inc. - Class C, DUB	01/20/2017	800.00	50	(120)
Alphabet Inc. - Class C, DUB	01/19/2018	900.00	22	(78)
Alphabet Inc. - Class C, MSC	01/20/2017	795.00	30	(78)
Altria Group Inc., CGM	01/20/2017	67.50	292	(16)
Altria Group Inc., CGM	01/20/2017	65.00	293	(38)
American Tower Corp., CGM	01/20/2017	115.00	122	(50)
American Tower Corp., CGM	01/20/2017	110.00	75	(51)
American Tower Corp., CGM	01/20/2017	105.00	37	(40)
Apple Inc., CGM	01/20/2017	105.00	213	(219)
Apple Inc., CGM	01/20/2017	115.00	569	(250)
Apple Inc., CGM	01/20/2017	110.00	213	(149)
AutoZone Inc., DUB	01/20/2017	840.00	12	(9)
Bank of New York Mellon Corp., DUB	01/20/2017	45.00	612	(22)
Bank of New York Mellon Corp., DUB	01/20/2017	47.00	252	(6)
Boeing Co., DUB	01/20/2017	170.00	35	—
Boeing Co., DUB	01/20/2017	165.00	36	—
Boeing Co., DUB	01/20/2017	160.00	36	—
Comcast Corp., CGM	01/20/2017	65.00	812	(277)
Comcast Corp., CGM	01/20/2017	62.50	505	(258)
Comcast Corp., RBC	01/20/2017	72.50	913	(42)
Comcast Corp., RBC	01/20/2017	70.00	342	(34)
CVS Health Corp., CGM	01/20/2017	115.00	122	—
CVS Health Corp., CGM	01/20/2017	110.00	180	—
CVS Health Corp., CGM	01/20/2017	105.00	66	(1)
CVS Health Corp., JPM	01/20/2017	110.00	78	—
CVS Health Corp., JPM	01/20/2017	105.00	78	(1)
CVS Health Corp., JPM	01/20/2017	100.00	78	(3)
Danaher Corp., CGM	01/20/2017	92.50	190	(241)
Danaher Corp., CGM	01/20/2017	95.00	190	(196)
Danaher Corp., DUB	01/20/2017	110.00	188	(21)
Danaher Corp., DUB	01/20/2017	105.00	304	(95)
Danaher Corp., DUB	01/20/2017	100.00	116	(72)
Danaher Corp., DUB	01/20/2017	115.00	39	(1)
Danaher Corp., DUB	01/20/2017	87.50	265	(5)
Lowe’s Cos. Inc., CGM	01/20/2017	87.50	111	—
Lowe’s Cos. Inc., CGM	01/20/2017	90.00	226	—
Lowe’s Cos. Inc., CGM	01/20/2017	85.00	277	(3)
Lowe’s Cos. Inc., CGM	01/20/2017	82.50	51	(1)
Lowe’s Cos. Inc., CGM	01/20/2017	80.00	51	(3)
LyondellBasell Industries NV, CGM	01/20/2017	90.00	114	(15)
LyondellBasell Industries NV, CGM	01/20/2017	92.50	112	(10)
LyondellBasell Industries NV, CGM	01/20/2017	87.50	420	(77)
LyondellBasell Industries NV, CIT	01/20/2017	92.50	6	(1)
LyondellBasell Industries NV, CIT	01/20/2017	90.00	7	(1)
LyondellBasell Industries NV, CIT	01/20/2017	87.50	6	(1)
LyondellBasell Industries NV, DUB	01/20/2017	92.50	43	(4)
LyondellBasell Industries NV, DUB	01/20/2017	90.00	44	(6)
LyondellBasell Industries NV, DUB	01/20/2017	87.50	108	(20)

See accompanying Notes to Schedules of Investments.

	Expiration Date	Exercise Price	Contracts	Value
Options on Securities (continued)
Microsoft Corp., CGM	01/20/2017	57.50	329	$(80)
Microsoft Corp., DUB	01/20/2017	65.00	1,028	(24)
Microsoft Corp., DUB	01/20/2017	57.50	426	(104)
Microsoft Corp., DUB	01/20/2017	62.50	605	(36)
Microsoft Corp., DUB	01/20/2017	60.00	230	(30)
PepsiCo Inc., CGM	01/20/2017	110.00	348	(81)
PepsiCo Inc., CGM	01/20/2017	105.00	198	(109)
PepsiCo Inc., CGM	01/20/2017	100.00	78	(75)
Pfizer Inc., JPM	01/20/2017	35.00	595	(39)
Pfizer Inc., RBC	01/20/2017	36.00	554	(20)
Pfizer Inc., RBC	01/20/2017	35.00	482	(31)
Philip Morris International Inc., CGM	01/20/2017	97.50	126	(40)
Philip Morris International Inc., CGM	01/20/2017	95.00	127	(59)
Philip Morris International Inc., DUB	01/20/2017	97.50	143	(45)
Philip Morris International Inc., DUB	01/20/2017	92.50	143	(92)
Philip Morris International Inc., DUB	01/20/2017	95.00	143	(66)
Philip Morris International Inc., DUB	01/20/2017	110.00	83	(2)
Texas Instruments Inc., CGM	01/20/2017	60.00	127	(136)
Texas Instruments Inc., CGM	01/20/2017	55.00	127	(196)
Texas Instruments Inc., CGM	01/20/2017	72.50	121	(24)
Thermo Fisher Scientific Inc., CGM	01/20/2017	170.00	219	(45)
Thermo Fisher Scientific Inc., CGM	01/20/2017	165.00	73	(28)
Thermo Fisher Scientific Inc., DUB	01/20/2017	160.00	26	(16)
Thermo Fisher Scientific Inc., DUB	01/20/2017	165.00	53	(20)
Thermo Fisher Scientific Inc., DUB	01/20/2017	155.00	26	(24)
Thermo Fisher Scientific Inc., DUB	01/20/2017	170.00	27	(6)
UnitedHealth Group Inc., DUB	01/20/2017	145.00	90	(31)
UnitedHealth Group Inc., DUB	01/20/2017	140.00	178	(105)
UnitedHealth Group Inc., DUB	01/20/2017	155.00	36	(3)
UnitedHealth Group Inc., MSC	01/20/2017	145.00	67	(24)
Visa Inc., CGM	01/20/2017	85.00	463	(109)
Visa Inc., CGM	01/20/2017	90.00	143	(11)
Visa Inc., CGM	01/20/2017	87.50	423	(61)
Visa Inc., CGM	01/19/2018	95.00	106	(40)
Zoetis Inc., MSC	01/20/2017	55.00	161	(17)
			17,238	$(4,637)

Summary of Written Call Options

	Contracts	Premiums
Options outstanding at December 31, 2015	3,376	$1,075
Options written during the period	15,137	3,290
Options closed during the period	(724)	(317)
Options exercised during the period	(334)	(44)
Options expired during the period	3,290	(69)
Options outstanding at September 30, 2016	17,238	$3,935

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2016

JNL/The Boston Company Equity Income Fund

	Shares/Par †	Value

COMMON STOCKS - 98.9%

CONSUMER DISCRETIONARY - 6.7%
Carnival Plc	29	$1,409
Omnicom Group Inc.	24	2,069
Staples Inc.	147	1,254
Time Warner Inc.	33	2,650
Viacom Inc. - Class B	16	626
		8,008
CONSUMER STAPLES - 8.1%
Archer-Daniels-Midland Co.	28	1,165
Coca-Cola Co.	47	1,974
Coca-Cola European Partners Plc	22	898
ConAgra Foods Inc.	32	1,526
Kellogg Co.	20	1,559
Molson Coors Brewing Co. - Class B	23	2,564
		9,686
ENERGY - 13.0%
EOG Resources Inc.	33	3,152
Hess Corp.	33	1,757
Kinder Morgan Inc.	54	1,254
Occidental Petroleum Corp.	74	5,375
Phillips 66	27	2,209
Schlumberger Ltd.	22	1,737
		15,484
FINANCIALS - 29.0%
Allstate Corp.	17	1,155
Bank of America Corp.	223	3,489
BB&T Corp.	27	1,005
Charles Schwab Corp.	58	1,818
Chubb Ltd.	13	1,687
Citigroup Inc.	48	2,244
Comerica Inc.	19	902
Fidelity National Financial Inc.	16	585
Goldman Sachs Group Inc.	14	2,314
Hartford Financial Services Group Inc.	31	1,315
Invesco Ltd.	32	1,009
JPMorgan Chase & Co.	83	5,551
Morgan Stanley	75	2,398
Prudential Financial Inc.	34	2,736
SunTrust Banks Inc.	35	1,547
Synchrony Financial	56	1,579
U.S. Bancorp	40	1,700
Voya Financial Inc.	54	1,543
		34,577
HEALTH CARE - 10.2%
Abbott Laboratories	36	1,528
Bristol-Myers Squibb Co.	12	646
Eli Lilly & Co.	15	1,235
Medtronic Plc	14	1,208
Merck & Co. Inc.	56	3,500
Pfizer Inc.	69	2,343
UnitedHealth Group Inc.	12	1,740
		12,200
INDUSTRIALS - 7.1%
Delta Air Lines Inc.	54	2,123
Honeywell International Inc.	15	1,715
Raytheon Co.	17	2,352
United Technologies Corp.	22	2,255
		8,445
INFORMATION TECHNOLOGY - 11.6%
Apple Inc.	8	875
Applied Materials Inc.	59	1,781
Cisco Systems Inc.	108	3,422
Corning Inc.	65	1,530
Microchip Technology Inc.	45	2,789
Oracle Corp.	41	1,599
Texas Instruments Inc.	27	1,879
		13,875
MATERIALS - 5.7%
CF Industries Holdings Inc.	36	880
Dow Chemical Co.	23	1,199
Martin Marietta Materials Inc.	6	1,089
Packaging Corp. of America	16	1,265
Vulcan Materials Co.	21	2,343
		6,776
REAL ESTATE - 2.0%
Communications Sales & Leasing Inc.	59	1,856
Lamar Advertising Co. - Class A	9	573
		2,429
TELECOMMUNICATION SERVICES - 4.1%
AT&T Inc.	86	3,490
Vodafone Group Plc - ADR	48	1,408
		4,898
UTILITIES - 1.4%
NRG Yield Inc. - Class C (a)	98	1,664
Total Common Stocks (cost $108,551)		118,042

SHORT TERM INVESTMENTS - 1.6%
Investment Company - 1.2%
JNL Money Market Fund, 0.24% (b) (c)	1,407	1,407

Securities Lending Collateral - 0.4%
Securities Lending Cash Collateral Fund LLC, 0.33% (b) (c)	518	518
Total Short Term Investments (cost $1,925)		1,925
Total Investments - 100.5% (cost $110,476)		119,967
Other Assets and Liabilities, Net - (0.5%)		(567)
Total Net Assets - 100.0%		$119,400

(a)              All or a portion of the security was on loan.

(b)              Investment in affiliate.

(c)               Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2016.

JNL/The London Company Focused U.S. Equity Fund

COMMON STOCKS - 96.6%
CONSUMER DISCRETIONARY - 16.6%
Cabela’s Inc. (a)	103	$5,662
Carnival Plc	106	5,159
Dollar Tree Inc. (a)	99	7,787
Pulte Homes Inc.	241	4,825
Vista Outdoor Inc. (a)	77	3,072
		26,505

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
CONSUMER STAPLES - 6.0%
Altria Group Inc.	105	6,624
Spectrum Brands Holdings Inc.	22	2,988
		9,612
FINANCIALS - 18.6%
Berkshire Hathaway Inc. - Class B (a)	77	11,058
BlackRock Inc.	21	7,546
Cincinnati Financial Corp.	83	6,242
Wells Fargo & Co.	113	4,992
		29,838
HEALTH CARE - 7.8%
Eli Lilly & Co.	98	7,884
Pfizer Inc.	137	4,646
		12,530
INDUSTRIALS - 27.4%
Deere & Co.	62	5,281
General Dynamics Corp.	45	6,945
General Electric Co.	278	8,228
Norfolk Southern Corp.	75	7,232
Old Dominion Freight Line Inc. (a)	85	5,845
Orbital ATK Inc.	84	6,380
USG Corp. (a) (b)	154	3,990
		43,901
INFORMATION TECHNOLOGY - 7.0%
Apple Inc.	41	4,636
Citrix Systems Inc. (a)	77	6,562
		11,198
MATERIALS - 13.2%
Martin Marietta Materials Inc.	46	8,257
NewMarket Corp.	20	8,629
Tredegar Corp.	229	4,261
		21,147
Total Common Stocks (cost $141,687)		154,731

SHORT TERM INVESTMENTS - 5.6%
Investment Company - 3.3%
JNL Money Market Fund, 0.24% (c) (d)	5,338	5,338

Securities Lending Collateral - 2.3%
Securities Lending Cash Collateral Fund LLC, 0.33% (c) (d)	3,681	3,681
Total Short Term Investments (cost $9,019)		9,019
Total Investments - 102.2% (cost $150,706)		163,750
Other Assets and Liabilities, Net - (2.2%)		(3,524)
Total Net Assets - 100.0%		$160,226

(a)              Non-income producing security.

(b)              All or a portion of the security was on loan.

(c)               Investment in affiliate.

(d)              Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2016.

JNL/Van Eck International Gold Fund (a)

COMMON STOCKS - 98.8%
FINANCIALS - 0.2%
First Mining Finance Corp. (b) (c)	250	$162

MATERIALS - 98.6%
Acacia Mining Plc	190	1,225
Agnico-Eagle Mines Ltd.	77	4,190
Alamos Gold Inc. - Class A	279	2,286
Alamos Gold Inc.	2	13
Argonaut Gold Inc. (c)	597	1,571
Asanko Gold Inc. (b) (c)	66	278
Asanko Gold Inc. (c)	101	423
AuRico Metals Inc. (b) (c)	526	437
Auryn Resources Inc. (c)	124	280
B2Gold Corp. (b) (c)	1,873	4,926
Barrick Gold Corp.	70	1,240
Bear Creek Mining Corp. (b) (c)	338	724
Belo Sun Mining Corp. (b) (c)	731	524
Cardinal Resources Ltd. (b) (c)	677	355
Columbus Gold Corp. (c)	390	196
Continental Gold Inc. (c)	553	1,686
Corvus Gold Inc. (c)	125	83
Corvus Gold Inc. (c)	147	99
Detour Gold Corp. (c)	102	2,219
Eastmain Resources Inc. (c)	252	165
Eldorado Gold Corp. (b) (c)	233	915
Evolution Mining Ltd.	1,390	2,644
Fortuna Silver Mines Inc. (b) (c)	67	485
Fresnillo Plc	147	3,454
Gold Road Resources Ltd. (c)	3,478	1,653
Goldcorp Inc.	198	3,278
Guyana Goldfields Inc. (c)	218	1,361
Integra Gold Corp. (c)	2,143	1,258
Kinross Gold Corp. (c)	323	1,360
Kirkland Lake Gold Inc. (c)	100	758
Klondex Mines Ltd. (c)	339	1,948
Lundin Gold Inc. (c)	61	263
Lydian International Ltd. (c)	998	335
MAG Silver Corp. (c)	74	1,119
New Gold Inc. (c)	206	894
New Gold Inc. (c)	93	404
Newcastle Gold Ltd. (c)	195	156
Newcrest Mining Ltd.	124	2,090
Newmarket Gold Inc. (c)	190	680
Newmont Mining Corp.	90	3,520
Northern Star Resources Ltd.	419	1,485
Novagold Resources Inc. (b) (c)	108	605
OceanaGold Corp.	340	1,021
Orezone Gold Corp. (c)	928	545
Osisko Mining Inc. (c) (d) (e)	148	344
Premier Gold Mines Ltd. (c)	315	971
Pretium Resources Inc. (b) (c)	88	904
Randgold Resources Ltd. - ADR (b)	23	2,342
Richmont Mines Inc. (b) (c)	28	281
Richmont Mines Inc. (c)	30	302
Roxgold Inc. (b) (c) (f)	728	860
Royal Gold Inc.	33	2,571
Rye Patch Gold Corp. (c) (d) (e) (g)	1,360	305
Sabina Gold & Silver Corp. (b) (c)	928	990
Saracen Mineral Holdings Ltd. (c)	604	661
SEMAFO Inc. (c)	541	2,251
Silver Wheaton Corp. (b)	89	2,403
Sulliden Mining Capital Inc. (c)	54	17
Tahoe Resources Inc.	67	860
Tahoe Resources Inc. (b)	119	1,526
TMAC Resources Inc. (c)	114	1,613
Torex Gold Resources Inc. (c)	96	2,087
Yamana Gold Inc.	221	954
Yamana Gold Inc.	199	859
		78,252
Total Common Stocks (cost $56,563)		78,414

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
SHORT TERM INVESTMENTS - 11.5%
Investment Companies - 1.3%
JNL Money Market Fund, 0.24% (h) (i)	878	878
JPMorgan U.S. Treasury Plus Money Market Fund, 0.00% - IM Class (i)	107	107
		985
Securities Lending Collateral - 10.2%
Securities Lending Cash Collateral Fund LLC, 0.33% (h) (i)	8,126	8,126
Total Short Term Investments (cost $9,111)		9,111
Total Investments - 110.3% (cost $65,674)		87,525
Other Assets and Liabilities, Net - (10.3%)		(8,154)
Total Net Assets - 100.0%		$79,371

(a)	Consolidated Schedule of Investments.
(b)	All or a portion of the security was on loan.
(c)	Non-income producing security.
(d)	Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.
(e)	The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Board
(f)

The Sub-Adviser has deemed this security, which is exempt from registration under the 1933 Act to be liquid based on procedures approved by the Board. As of September 30, 2016, the aggregate value of these liquid securities was $860 which represented 1.1% of net assets.

(g)

Security fair valued in good faith in accordance with the procedures approved by the Board. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurement” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurement” in the Notes to Schedules of Investments.

(h)	Investment in affiliate.
(i)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2016.

Restricted Securities - The Fund invests in securities that are restricted under the 1933 Act or which are subject to legal, contractual, or other agreed upon restrictions on resale.  Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act.  As of September 30, 2016, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act which are deemed to be liquid, as follows:

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
Osisko Mining Inc.	09/09/2016	$312	$344	0.4%
Rye Patch Gold Corp.	06/08/2016	234	305	0.4
		$546	$649	0.8%

See accompanying Notes to Schedules of Investments.

JNL/WCM Focused International Equity Fund

	Shares/Par †	Value
COMMON STOCKS - 95.2%

AUSTRALIA - 4.2%
CSL Ltd.	517	$42,521

BRAZIL - 2.1%
AMBEV SA - ADR	3,404	20,730

CANADA - 6.7%
Canadian Pacific Railway Co.	268	40,850
Constellation Software Inc.	60	26,935
		67,785
CHINA - 7.7%
Ctrip.com International Ltd. - ADR (a) (b)	671	31,268
Tencent Holdings Ltd.	1,653	45,943
		77,211
DENMARK - 11.2%
Chr Hansen Holding A/S	406	24,178
Coloplast A/S	403	31,304
Novo-Nordisk A/S - ADR	724	30,103
Novozymes A/S - Class B	623	27,489
		113,074
FRANCE - 7.5%
Cie Generale d’Optique Essilor International SA	218	28,127
Hermes International SCA	54	22,004
LVMH Moet Hennessy Louis Vuitton SE	149	25,439
		75,570
GERMANY - 2.3%
Adidas AG	132	22,886

INDIA - 3.2%
HDFC Bank Ltd. - ADR	448	32,240

IRELAND - 5.1%
Accenture Plc - Class A	252	30,794
ICON Plc (a)	270	20,900
		51,694
JAPAN - 6.0%
Keyence Corp.	48	34,803
Sysmex Corp.	345	25,600
		60,403
MEXICO - 1.5%
Wal-Mart de Mexico SAB de CV	6,841	14,977

NETHERLANDS - 3.1%
Core Laboratories NV	273	30,626

RUSSIAN FEDERATION - 2.2%
Yandex NV - Class A (a)	1,044	21,981

SOUTH AFRICA - 2.4%
Shoprite Holdings Ltd. (b)	1,757	24,551

SPAIN - 1.6%
Inditex SA	427	15,842

SWITZERLAND - 7.1%
Nestle SA	536	42,296
SGS SA	13	29,603
		71,899
TAIWAN - 4.4%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,456	44,527

UNITED KINGDOM - 10.8%
Compass Group Plc	1,612	31,217
Experian Plc	1,535	30,673
Reckitt Benckiser Group Plc	498	46,914
		108,804
UNITED STATES OF AMERICA - 6.1%
Chubb Ltd.	341	42,808
Lazard Ltd. - Class A	514	18,679
		61,486
Total Common Stocks (cost $870,436)		958,808

SHORT TERM INVESTMENTS - 5.7%
Investment Company - 4.8%
JNL Money Market Fund, 0.24% (c) (d)	48,473	48,473

Securities Lending Collateral - 0.9%
Securities Lending Cash Collateral Fund LLC, 0.33% (c) (d)	9,307	9,307
Total Short Term Investments (cost $57,780)		57,780
Total Investments - 100.9% (cost $928,216)		1,016,588
Other Assets and Liabilities, Net - (0.9%)		(8,813)
Total Net Assets - 100.0%		$1,007,775

(a)              Non-income producing security.

(b)              All or a portion of the security was on loan.

(c)               Investment in affiliate.

(d)              Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2016.

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments

September 30, 2016

Currency Abbreviations:

AED - United Arab Emirates Dirham	IDR - Indonesian Rupiah	PLN - Polish Zloty
AUD - Australian Dollar	ILS - Israeli New Sheqel	RON - Romanian New Leu
BRL - Brazilian Real	INR - Indian Rupee	RSD - Serbian Dinar
CAD - Canadian Dollar	ISK - Icelandic Krona - Onshore	RUB - Russian Ruble
CHF - Swiss Franc	ISO - Icelandic Krona - Offshore	SAR - Saudi Riyal
CLP - Chilean Peso	JPY - Japanese Yen	SEK - Swedish Krona
CNH - Chinese Offshore Yuan	KES - Kenyan Shilling	SGD - Singapore Dollar
CNY - Chinese Yuan	LBP - Lebanese Pound	THB - Thai Baht
COP - Colombian Peso	LKR - Sri Lankan Rupee	TRY - New Turkish Lira
DOP - Dominican Peso	MXN - Mexican Peso	TWD - Taiwan Dollar
EUR - European Currency Unit (Euro)	MYR - Malaysian Ringgit	USD - United States Dollar
GEL - Georgian Lari	NOK - Norwegian Krone	ZAR - South African Rand
GBP - British Pound	NZD - New Zealand Dollar
HKD - Hong Kong Dollar	OMR - Omani Rial
HUF - Hungarian Forint	PEN - Peruvian Nuevo Sol

Abbreviations:

ABS - Asset-Backed Security

ADR - American Depositary Receipt

ASX - Australian Stock Exchange

CAC - Cotation Assistee en Continu

CDI - Chess Depository Interest

CDX.NA.HY - Credit Default Swap Index - North American - High Yield

CDX.NA.IG - Credit Default Swap Index - North American - Investment Grade

CLO - Collateralized Loan Obligation

CNX - CRISIL NSE Index

CPURNSA - CPI Consumers Index Non-Seasonally Adjusted

EAFE - Europe, Australia and Far East

ETF - Exchange Traded Fund

Euribor - Europe Interbank Offered Rate

Euro-Bobl - debt instrument issued by the Federal Republic of Germany  with a term of 4.5 to 5.5 years

Euro-Bund - debt instrument issued by the Federal Republic of Germany  with a term of 8.5 to 10.5 years

Euro-Schatz - debt instrument issued by the Federal Republic of Germany  with a term of 1.75 to 2.25 years

FTSE - Financial Times and the London Stock Exchange

GDR - Global Depositary Receipt

iTraxx - Group of international credit derivative indexes monitored by the International Index Company

JSE - Johannesburg Stock Exchange

LIBOR - London Interbank Offer Rate

LME - London Metal Exchange

MBS - Mortgage Backed Security

MCDX.NA - Municipal Credit Defualt Swap Index - North American

MLP - Master Limited Partnership

MSCI - Morgan Stanley Capital International

NASDAQ - National Association of Securities Dealers Automated Quotations

OJSC - Open Joint-Stock Company

RBOB - Reformulated Gasoline Blendstock for Oxygen Blending

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

SGX - Singapore Exchange

SPDR - Standard & Poor’s Depositary Receipt

SPI - Schedule Performance Index

ULSD - Ultra Low Sulfur Diesel

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co.	HSBC - HSBC Securities, Inc.
BBP - Barclays Bank Plc	JPM - JPMorgan Chase Bank N.A.
BCL - Barclays Capital Inc.	MLP - Merrill Lynch, Pierce, Fenner, & Smith
BNP - BNP Paribas Securities	MSC - Morgan Stanley & Co., Incorporated
BOA - Banc of America Securities LLC/Bank of America NA	MSS - Morgan Stanley Capital Services Inc.
CGM - Citigroup Global Markets	RBC - Royal Bank of Canada
CIT - Citibank, Inc.	RBS - Royal Bank of Scotland
CSI - Credit Suisse Securities, LLC	SCB - Standard Chartered Bank
DUB - Deutsche Bank Alex Brown Inc.	SGB - Societe Generale Bannon LLC
GSB - Goldman Sachs Bank	SSB - State Street Brokerage Services, Inc.
GSC - Goldman Sachs & Co.	UBS - UBS Securities LLC
GSI - Goldman Sachs International

†    For funds with fixed income securities, par amounts are listed in United States Dollars unless otherwise noted.  Options are quoted in unrounded number of contracts. Foreign currency options are quoted in unrounded notional amounts.

“-” Amount rounds to less than one thousand.

See accompanying Notes to Schedules of Investments.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2016

Security Valuation - Under the Jackson Variable Series Trust’s (“Trust”) valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the Jackson National Asset Management, LLC (“JNAM” or “Adviser”) Pricing Committee (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.  For fair valuation determinations that are deemed significant, the Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of a Fund’s shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time).  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market.  The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.  Short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Debt securities are generally valued by independent pricing services approved by the Board.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation for a long position and ask quotation for a short position or an evaluated price, as applicable, obtained from each Fund’s Sub-Adviser, a broker/dealer or a widely used quotation system.  Futures contracts traded on an exchange are generally valued at the exchange’s settlement price.  If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange.  Options traded on an exchange are generally valued at the last traded price as of the close of business on the primary exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price.  Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE.  Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange.  The exchange determines a daily settlement price via pricing models which use, as appropriate, its members’ actionable levels across complete term structures along with information obtained from external third party price providers.  OTC derivatives, including options and swap agreements, are generally valued by approved pricing services.  If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs.  Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures approved by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Advisers’ Pricing Committee’s own assumptions in determining the fair value of an investment.  Under the procedures approved by the Board, the Pricing Committee may utilize pricing services or other sources, including the Funds’ Adviser and Sub-Advisers, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurement” - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories.

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs.  Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost,

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2016

international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 includes valuations determined from significant unobservable inputs, including management’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as:  trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities, currency exchange rates and forward foreign currency contracts that are priced based on single source broker quotes; term loans that do not meet certain liquidity thresholds; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches, including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes each Fund’s investments in securities and other financial instruments as of September 30, 2016 by valuation level.  For Funds with significant Level 1 and Level 2 investments in common stock, additional detail regarding the sector or country, as applicable, is disclosed.

	Assets - Securities
	Level 1	Level 2	Level 3	Other(1)	Total
JNL Tactical ETF Conservative Fund
Investment Companies	$102,061	$—	$—	$—	$102,061
Short Term Investments	7,221	—	—	14,755	21,976
Fund Total	$109,282	$—	$—	$14,755	$124,037
JNL Tactical ETF Moderate Fund
Investment Companies	$229,713	$—	$—	$—	$229,713
Short Term Investments	11,677	—	—	15,402	27,079
Fund Total	$241,390	$—	$—	$15,402	$256,792
JNL Tactical ETF Growth Fund
Investment Companies	$160,136	$—	$—	$—	$160,136
Short Term Investments	6,515	—	—	14,570	21,085
Fund Total	$166,651	$—	$—	$14,570	$181,221
JNL/AQR Risk Parity Fund
Government and Agency Obligations	$—	$14,955	$—	$—	$14,955
Short Term Investments	15,551	5,814	—	—	21,365
Fund Total	$15,551	$20,769	$—	$—	$36,320
JNL/BlackRock Global Long Short Credit Fund
Common Stocks	$2,395	$—	$—	$—	$2,395
Non-U.S. Government Agency ABS	—	49,206	109	—	49,315
Corporate Bonds and Notes	—	188,608	2,267	—	190,875
Government and Agency Obligations	—	24,935	—	—	24,935
Purchased Options	508	—	—	—	508
Variable Rate Senior Loan Interests	—	53,630	386	—	54,016
Short Term Investments	54,455	81,994	—	—	136,449
Fund Total	$57,358	$398,373	$2,762	$—	$458,493
JNL/DFA U.S. Micro Cap Fund
Common Stocks	$91,453	$154	$—	$—	$91,607
Short Term Investments	5,662	—	—	—	5,662
Fund Total	$97,115	$154	$—	$—	$97,269
JNL/DoubleLine Total Return Fund
Non-U.S. Government Agency ABS	$—	$1,033,405	$10,513	$—	$1,043,918
Government and Agency Obligations	—	1,350,335	—	—	1,350,335
Short Term Investments	275,823	—	—	—	275,823
Fund Total	$275,823	$2,383,740	$10,513	$—	$2,670,076
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Common Stocks
Canada	$1,250	$—	$—	$—	$1,250
Iceland	5,575	2,542	—	—	8,117
Singapore	—	3,449	—	—	3,449
Corporate Bonds and Notes	—	5,490	—	—	5,490
Variable Rate Senior Loan Interests	—	—	7,876	—	7,876
Government and Agency Obligations	—	311,756	—	—	311,756
Purchased Options	—	2,654	—	—	2,654
Short Term Investments	61,946	29,040	—	—	90,986
Fund Total	$68,771	$354,931	$7,876	$—	$431,578

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2016

	Assets - Securities
	Level 1	Level 2	Level 3	Other(1)	Total
JNL/Epoch Global Shareholder Yield Fund
Common Stocks
Consumer Discretionary	$2,039	$2,733	$—	$—	$4,772
Consumer Staples	7,964	6,471	—	—	14,435
Energy	5,056	2,499	—	—	7,555
Financials	3,575	6,957	—	—	10,532
Health Care	4,697	4,768	—	—	9,465
Industrials	4,839	4,373	—	—	9,212
Information Technology	6,746	—	—	—	6,746
Materials	1,788	1,090	—	—	2,878
Real Estate	3,665	1,339	—	—	5,004
Telecommunication Services	8,176	5,979	—	—	14,155
Utilities	9,281	5,851	—	—	15,132
Short Term Investments	422	—	—	2,712	3,134
Fund Total	$58,248	$42,060	$—	$2,712	$103,020
JNL/FAMCO Flex Core Covered Call Fund
Common Stocks	$130,127	$—	$—	$—	$130,127
Short Term Investments	6,194	—	—	—	6,194
Fund Total	$136,321	$—	$—	$—	$136,321
JNL/Lazard International Strategic Equity Fund
Common Stocks	$11,355	$81,399	$—	$—	$92,754
Short Term Investments	2,610	—	—	—	2,610
Fund Total	$13,965	$81,399	$—	$—	$95,364
JNL/Neuberger Berman Currency Fund
Government and Agency Obligations	$—	$102,470	$—	$—	$102,470
Short Term Investments	10,157	104,990	—	—	115,147
Fund Total	$10,157	$207,460	$—	$—	$217,617
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund
Non-U.S. Government Agency ABS	$—	$4,815	$—	$—	$4,815
Corporate Bonds and Notes	—	12,541	—	—	12,541
Short Term Investments	1,514	2,945	—	—	4,459
Fund Total	$1,514	$20,301	$—	$—	$21,815
JNL/Nicholas Convertible Arbitrage Fund
Preferred Stocks	$30,386	$4,264	$—	$—	$34,650
Investment Companies	2,553	—	—	—	2,553
Corporate Bonds and Notes	—	350,917	—	—	350,917
Short Term Investments	12,719	—	—	—	12,719
Fund Total	$45,658	$355,181	$—	$—	$400,839
JNL/PIMCO Credit Income Fund
Non-U.S. Government Agency ABS	$—	$7,671	$—	$—	$7,671
Corporate Bonds and Notes	—	294,729	—	—	294,729
Variable Rate Senior Loan Interests	—	9,350	—	—	9,350
Government and Agency Obligations	—	77,967	—	—	77,967
Preferred Stocks	45	315	—	—	360
Purchased Options	—	132	—	—	132
Trust Preferreds	12	—	—	—	12
Short Term Investments	12,687	31,695	—	—	44,382
Fund Total	$12,744	$421,859	$—	$—	$434,603
JNL/PPM America Long Short Credit Fund
Non-U.S. Government Agency ABS	$—	$2,444	$—	$—	$2,444
Corporate Bonds and Notes	—	71,096	—	—	71,096
Variable Rate Senior Loan Interests	—	37,354	1,009	—	38,363
Preferred Stocks	995	—	—	—	995
Investment Companies	382	—	—	—	382
Short Term Investments	9,448	—	—	—	9,448
Fund Total	$10,825	$110,894	$1,009	$—	$122,728
JNL/T. Rowe Price Capital Appreciation Fund
Common Stocks	$725,510	$11,548	$—	$—	$737,058
Preferred Stocks	14,310	—	—	—	14,310
Trust Preferreds	5,334	—	—	—	5,334
Investment Companies	1,097	—	—	—	1,097
Non-U.S. Government Agency ABS	—	1,239	—	—	1,239
Corporate Bonds and Notes	—	267,275	—	—	267,275
Variable Rate Senior Loan Interests	—	42,003	—	—	42,003
Short Term Investments	135,242	—	—	—	135,242
Fund Total	$881,493	$322,065	$—	$—	$1,203,558
JNL/The Boston Company Equity Income Fund
Common Stocks	$118,042	$—	$—	$—	$118,042
Short Term Investments	1,407	—	—	518	1,925
Fund Total	$119,449	$—	$—	$518	$119,967

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2016

	Assets - Securities
	Level 1	Level 2	Level 3	Other(1)	Total
JNL/The London Company Focused U.S. Equity Fund
Common Stocks	$154,731	$—	$—	$—	$154,731
Short Term Investments	5,338	—	—	3,681	9,019
Fund Total	$160,069	$—	$—	$3,681	$163,750
JNL/Van Eck International Gold Fund
Common Stocks	$65,767	$12,647	$—	$—	$78,414
Short Term Investments	985	—	—	8,126	9,111
Fund Total	$66,752	$12,647	$—	$8,126	$87,525
JNL/WCM Focused International Equity Fund
Common Stocks
Australia	$—	$42,521	$—	$—	$42,521
Brazil	20,730	—	—	—	20,730
Canada	67,785	—	—	—	67,785
China	31,268	45,943	—	—	77,211
Denmark	30,103	82,971	—	—	113,074
France	—	75,570	—	—	75,570
Germany	—	22,886	—	—	22,886
India	32,240	—	—	—	32,240
Ireland	51,694	—	—	—	51,694
Japan	—	60,403	—	—	60,403
Mexico	14,977	—	—	—	14,977
Netherlands	30,626	—	—	—	30,626
Russian Federation	21,981	—	—	—	21,981
South Africa	—	24,551	—	—	24,551
Spain	—	15,842	—	—	15,842
Switzerland	—	71,899	—	—	71,899
Taiwan	44,527	—	—	—	44,527
United Kingdom	—	108,804	—	—	108,804
United States of America	61,486	—	—	—	61,486
Short Term Investments	48,473	—	—	9,307	57,780
Fund Total	$455,891	$551,390	$—	$9,307	$1,016,588

	Liabilities - Securities
	Level 1	Level 2	Level 3	Other(1)	Total
JNL/BlackRock Global Long Short Credit Fund
Corporate Bonds and Notes	$—	$(39,135)	$—	$—	$(39,135)
Government and Agency Obligations	—	(40,911)	—	—	(40,911)
	$—	$(80,046)	$—	$—	$(80,046)
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Government and Agency Obligations	$—	$(8,831)	$—	$—	$(8,831)
	$—	$(8,831)	$—	$—	$(8,831)
JNL/Nicholas Convertible Arbitrage Fund
Common Stocks	$(165,557)	$—	$—	$—	$(165,557)
Investment Companies	(3,974)	—	—	—	(3,974)
	$(169,531)	$—	$—	$—	$(169,531)

	Assets - Investments in Other Financial Instruments(2)
	Level 1	Level 2	Level 3	Total
JNL/AQR Risk Parity Fund
Open Futures Contracts	$467	$—	$—	$467
Open Forward Foreign Currency Contracts	—	87	—	87
Fund Total	$467	$87	$—	$554
JNL/BlackRock Global Long Short Credit Fund
Open Futures Contracts	145	—	—	145
Open Forward Foreign Currency Contracts	—	392	—	392
Centrally Cleared Interest Rate Swap Agreements	—	4	—	4
OTC Credit Default Swap Agreements	—	441	—	441
Centrally Cleared Credit Default Swap Agreements	—	203	—	203
OTC Contracts for Difference		28		28
OTC Total Return Swap Agreements	—	29	—	29
Fund Total	$145	$1,097	$—	$1,242
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Open Futures Contracts	$125	$—	$—	$125
Open Forward Foreign Currency Contracts	—	6,826	—	6,826
OTC Interest Rate Swap Agreements	—	6,025	—	6,025
Centrally Cleared Interest Rate Swap Agreements	—	5,576	—	5,576
OTC Credit Default Swap Agreements	—	1,414	—	1,414
Centrally Cleared Credit Default Swap Agreements	—	21	—	21
Fund Total	$125	$19,862	$—	$19,987

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2016

	Assets - Investments in Other Financial Instruments(2)
	Level 1	Level 2	Level 3	Total
JNL/Lazard International Strategic Equity Fund
Open Forward Foreign Currency Contracts	$—	$—	$—	$—
Fund Total	$—	$—	$—	$—
JNL/Neuberger Berman Currency Fund
Open Forward Foreign Currency Contracts	$—	$7,094	$—	$7,094
Fund Total	$—	$7,094	$—	$7,094
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund
Open Futures Contracts	$897	$—	$—	$897
Fund Total	$897	$—	$—	$897
JNL/PIMCO Credit Income Fund
Open Forward Foreign Currency Contracts	$—	$211	$—	$211
OTC Interest Rate Swap Agreements	—	9	—	9
Centrally Cleared Interest Rate Swap Agreements	—	9	—	9
OTC Credit Default Swap Agreements	—	433	—	433
Centrally Cleared Credit Default Swap Agreements	—	799	—	799
Fund Total	$—	$1,461	$—	$1,461
JNL/PPM America Long Short Credit Fund
Open Futures Contracts	$47	$—	$—	$47
OTC Credit Default Swap Agreements	—	31	—	31
Fund Total	$47	$31	$—	$78

	Liabilities - Investments in Other Financial Instruments(2)
	Level 1	Level 2	Level 3	Total
JNL/AQR Risk Parity Fund
Open Futures Contracts	$(215)	$—	$—	$(215)
Open Forward Foreign Currency Contracts	—	(62)	—	(62)
OTC Total Return Swap Agreements	—	(20)	—	(20)
Fund Total	$(215)	$(82)	$—	$(297)
JNL/BlackRock Global Long Short Credit Fund
Written Options	$(27)	$—	$—	$(27)
Open Futures Contracts	(298)	—	—	(298)
Open Forward Foreign Currency Contracts	—	(436)	—	(436)
Centrally Cleared Interest Rate Swap Agreements	—	(379)	—	(379)
OTC Credit Default Swap Agreements	—	(1,910)	—	(1,910)
Centrally Cleared Credit Default Swap Agreements	—	(157)	—	(157)
OTC Contracts for Difference	(141)	(141)
OTC Total Return Swap Agreements	—	(201)	—	(201)
Fund Total	$(325)	$(3,224)	$—	$(3,549)
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Written Options	$—	$(28)	$—	$(28)
Open Futures Contracts	(204)	—	—	(204)
Open Forward Foreign Currency Contracts	—	(9,160)	—	(9,160)
OTC Interest Rate Swap Agreements	—	(599)	—	(599)
Centrally Cleared Interest Rate Swap Agreements	—	(1,220)	—	(1,220)
OTC Credit Default Swap Agreements	—	(3,037)	—	(3,037)
Centrally Cleared Credit Default Swap Agreements	—	(868)	—	(868)
Fund Total	$(204)	$(14,912)	$—	$(15,116)
JNL/FAMCO Flex Core Covered Call Fund
Written Options	$(2,915)	$—	$—	$(2,915)
Fund Total	$(2,915)	$—	$—	$(2,915)
JNL/Neuberger Berman Currency Fund
Open Forward Foreign Currency Contracts	$—	$(6,608)	$—	$(6,608)
Fund Total	$—	$(6,608)	$—	$(6,608)
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund
Open Futures Contracts	(1,092)	—	—	(1,092)
Fund Total	$(1,092)	$—	$—	$(1,092)
JNL/PIMCO Credit Income Fund
Written Options	$—	$(129)	$—	$(129)
Open Futures Contracts	(17)	—	—	(17)
Open Forward Foreign Currency Contracts	—	(244)	—	(244)
OTC Interest Rate Swap Agreements	—	(17)	—	(17)
Centrally Cleared Interest Rate Swap Agreements	—	(319)	—	(319)
OTC Credit Default Swap Agreements	—	(101)	—	(101)
Centrally Cleared Credit Default Swap Agreements	—	(1)	—	(1)
Fund Total	$(17)	$(811)	$—	$(828)
JNL/PPM America Long Short Credit Fund
Open Futures Contracts	$(239)	$—	$—	$(239)
OTC Credit Default Swap Agreements	—	(53)	—	(53)
Centrally Cleared Credit Default Swap Agreements	—	(3)	—	(3)
Fund Total	$(239)	$(56)	$—	$(295)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2016

	Liabilities - Investments in Other Financial Instruments(2)
	Level 1	Level 2	Level 3	Total
JNL/T. Rowe Price Capital Appreciation Fund
Written Options	$—	$(4,637)	$—	$(4,637)
Fund Total	$—	$(4,637)	$—	$(4,637)

(1)              Certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.  Although there can be no assurance, in general, the fair value of the investment using the NAV per share practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction  between market participants upon its current sale.

(2)              All derivatives, except for written options, are reflected at the unrealized appreciation/(depreciation) on the instrument.  Written options are reflected at value.

The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes.  The following table summarizes significant transfers between Level 1 and Level 2 valuations for the period ended September 30, 2016.

	Transfers out of Level 2 into Level 1 during the Period	Transfers out of Level 1 into Level 2 during the Period
Transfers related to the application of statistical fair value pricing including changes between closing and evaluated pricing
JNL/Lazard International Strategic Equity Fund
Common Stocks	$2,318	$4,899

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.  The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes.  There were no significant transfers into or out of Level 3 for the period.  There were no significant Level 3 valuations for which significant unobservable valuation inputs were developed at September 30, 2016.

Securities Lending and Securities Lending Collateral - All Funds participate in agency based securities lending programs.  Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral.  Each Fund receives either cash or non- cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows:  U.S. equities — 102%, U.S. corporate fixed income — 102%, U.S. government fixed income — 102%, international equities — 105%, international corporate fixed income — 105%, sovereign fixed income — 102%, and asset backed investments — 102%.  Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day.  The duration of each loan is determined by the agent and borrower and generally may be terminated at any time.  Certain loans may be negotiated to mature on a specified date.  The securities lending agents have agreed to indemnify the Fund in the event of default by a third party borrower.  A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent.  For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower.  The Fund bears the market risk with respect to the collateral investment and securities loaned.  The Fund also bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which a Fund receives may include U.S., UK and certain Eurozone government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgaged back securities.  For non-cash collateral, the Fund receives lending fees negotiated with the borrower.  The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments.

JPMorgan Chase Bank, N.A. (“JPM Chase”) and State Street Bank and Trust Company (“State Street”) (each a “Custodian” and together the “Custodians”) each serve as securities lending agent to the Funds for which they are Custodian.  For the Funds for which JPM Chase is the securities lending agent, the cash collateral is invested in the Securities Lending Cash Collateral Fund LLC, a limited liability company sponsored by the Adviser, or in other money market funds and overnight repurchase agreements which are collateralized fully by U.S. government and agency securities.  Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the 1940 Act and is not a “money market fund”, it typically has daily liquidity and invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act which governs money market funds.  The Securities Lending Cash Collateral Fund LLC is only offered to the Funds and JNAM affiliated funds.  JPM Chase serves as investment adviser to the Securities Lending Cash Collateral Fund LLC and receives a portion of the earnings from the Securities Lending Cash Collateral Fund LLC as consideration for its service as securities lending agent and Adviser to the Securities Lending Cash Collateral Fund LLC.  The Securities Lending Cash Collateral Fund LLC pays JNAM an annual fee for accounting and administrative services.  Short-term securities in the Securities Lending Cash Collateral Fund LLC are valued at amortized cost, unless it is determined that such practice does not approximate market value.  For the Funds for which State Street is the securities lending agent, the cash collateral is invested in the State Street Navigator Securities Lending Prime Portfolio, a money market fund and a series of State Street Navigator Securities Lending Trust which is an open end management company registered under the 1940 Act.  Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of an approved investment.

Investments in Affiliates - During the period ended September 30, 2016, certain Funds invested in the JNL Money Market Fund, which is managed by JNAM.  The JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2016

members of the public.  JNAM serves as the Adviser and Administrator for JNL Money Market Fund.  Certain Funds participating in securities lending receive cash collateral, which is invested by the Custodian in the Securities Lending Cash Collateral Fund LLC, which is an affiliate of the Funds’ Adviser.  JNAM serves as the Administrator for the Securities Lending Cash Collateral Fund LLC.  JNL/T. Rowe Price Capital Appreciation Fund invested in T. Rowe Price Reserves Investment Fund as a cash management tool and T. Rowe Price Institutional Floating Rate Fund, which are affiliates of the Fund’s Sub-Adviser.

The following table details cash management investments in affiliates held at September 30, 2016.  There was no realized gain or loss relating to transactions in these investments during the period ended September 30, 2016.

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL Tactical ETF Conservative Fund	$2,209	$7,221	$9
JNL Tactical ETF Moderate Fund	4,165	11,677	14
JNL Tactical ETF Growth Fund	1,969	6,515	7
JNL/AQR Risk Parity Fund	3,500	6,382	1
JNL/BlackRock Global Long Short Credit Fund	101,147	54,455	110
JNL/DFA U.S. Micro Cap Fund	299	969	1
JNL/DoubleLine Total Return Fund	188,761	275,823	517
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	40,000	61,377	50
JNL/Epoch Global Shareholder Yield Fund	1,952	422	5
JNL/FAMCO Flex Core Covered Call Fund	1,788	6,194	4
JNL/Lazard International Strategic Equity Fund	6,554	1,650	11
JNL/Neuberger Berman Currency Fund	8,404	10,157	23
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	2,128	1,514	4
JNL/Nicholas Convertible Arbitrage Fund	26,086	12,719	33
JNL/PPM America Long Short Credit Fund	20,166	9,448	18
JNL/T. Rowe Price Capital Appreciation Fund	5,115	5,012	9
JNL/The Boston Company Equity Income Fund	2,283	1,407	2
JNL/The London Company Focused U.S. Equity Fund	5,147	5,338	10
JNL/Van Eck International Gold Fund	622	878	3
JNL/WCM Focused International Equity Fund	24,006	48,473	79

	T. Rowe Price Reserves Investment Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/T. Rowe Price Capital Appreciation Fund	$118,716	$124,152	$314

The following table details each Fund’s long term investments in affiliates held during the period ended September 30, 2016.

Fund	Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Dividend Income	Realized Loss	Value End of Period
JNL/T. Rowe Price Capital Appreciation Fund	T. Rowe Price Institutional Floating Rate Fund	$1,032	$35	$—	$35	$—	$1,097

Income Tax Matters - As of September 30, 2016, the cost of investments and the components of net unrealized appreciation/(depreciation) for U.S. federal income tax purposes were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL Tactical ETF Conservative Fund	$121,473	$2,887	$(323)	$2,564
JNL Tactical ETF Moderate Fund	250,955	7,368	(1,531)	5,837
JNL Tactical ETF Growth Fund	177,378	5,296	(1,453)	3,843
JNL/AQR Risk Parity Fund	36,160	219	(59)	160
JNL/BlackRock Global Long Short Credit Fund
Long Investments	463,280	7,836	(12,623)	(4,787)
Short Investments	77,348	156	(2,854)	(2,698)
JNL/DFA U.S. Micro Cap Fund	84,680	22,538	(9,949)	12,589
JNL/DoubleLine Total Return Fund	2,617,240	65,137	(12,301)	52,836
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	418,124	20,306	(6,852)	13,454
JNL/Epoch Global Shareholder Yield Fund	101,891	6,511	(5,382)	1,129
JNL/FAMCO Flex Core Covered Call Fund	124,130	15,121	(2,930)	12,191
JNL/Lazard International Strategic Equity Fund	91,617	8,692	(4,945)	3,747
JNL/Neuberger Berman Currency Fund	217,607	18	(8)	10
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	21,800	19	(4)	15

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2016

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/Nicholas Convertible Arbitrage Fund
Long Investments	$401,675	$18,096	$(18,932)	$(836)
Short Investments	165,002	16,742	(21,271)	(4,529)
JNL/PIMCO Credit Income Fund	427,699	8,843	(1,939)	6,904
JNL/PPM America Long Short Credit Fund	122,788	4,188	(4,248)	(60)
JNL/T. Rowe Price Capital Appreciation Fund	1,145,866	67,275	(9,583)	57,692
JNL/The Boston Company Equity Income Fund	110,748	12,469	(3,250)	9,219
JNL/The London Company Focused U.S. Equity Fund	150,706	16,477	(3,433)	13,044
JNL/Van Eck International Gold Fund	74,310	64,316	(51,101)	13,215
JNL/WCM Focused International Equity Fund	928,750	114,547	(26,709)	87,838

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semiannual report.

Item 2.  Controls and Procedures.

(a)                                 The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission.  Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures.  Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Jackson Variable Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 28, 2016

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	November 28, 2016

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.